Wells Fargo Alternative Risk Premia Fund	Consolidated portfolio of investments — March 31, 2020 (unaudited)

		Yield		Shares	Value
Short-Term Investments : 101.12%

Investment Companies : 9.83%
Wells Fargo Government Money Market Fund Select Class (l)(u)*		0.35%		8,004,821	$8,004,821

			Maturity date	Principal
U.S. Treasury Securities : 91.29%
U.S. Treasury Bill (z)#		0.20	6-11-2020	$13,300,000	13,296,977
U.S. Treasury Bill (z)#*		1.51	7-16-2020	31,500,000	31,490,725
U.S. Treasury Bill (z)#*		1.51	7-30-2020	29,576,000	29,564,638
					74,352,340

Total Short-Term Investments (Cost $82,085,306)					82,357,161

Total investments in securities (Cost $82,085,306)	101.12%				82,357,161
Other assets and liabilities, net	(1.12)				(914,706)

Total net assets	100.00%				$81,442,455

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,383,220	175,952,287	(170,330,686)	8,004,821	$8,004,821	9.83%

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Sugar #11 Futures*	88	4-30-2020	$1,396,340	$1,026,995	$0	$(369,345)
Cocoa Futures*	60	5-13-2020	1,591,911	1,349,400	0	(242,511)
KC Hard Red Winter Wheat Futures*	22	5-14-2020	540,032	542,300	2,268	0
Soybean Meal Futures*	81	5-14-2020	2,605,143	2,604,150	0	(993)
Wheat Futures*	78	5-14-2020	2,131,779	2,218,125	86,346	0
Coffee C Futures*	31	5-18-2020	1,360,264	1,389,769	29,505	0
London Metal Exchange Aluminium Futures*	19	5-18-2020	787,160	719,269	0	(67,891)
London Metal Exchange Copper Futures*	1	5-18-2020	135,529	123,663	0	(11,866)
London Metal Exchange Lead Futures*	14	5-18-2020	609,556	610,050	494	0
London Metal Exchange Nickel Futures*	14	5-18-2020	974,414	963,018	0	(11,396)
London Metal Exchange Zinc Futures*	15	5-18-2020	706,886	713,438	6,552	0
10-Year Australian Treasury Bonds	333	6-15-2020	30,592,435	30,849,346	256,911	0
10-Year Japanese Treasury Bonds	23	6-15-2020	33,095,148	32,635,294	0	(459,854)
10-Year U.S. Treasury Notes	31	6-19-2020	4,285,394	4,299,313	13,919	0
NASDAQ 100 E-Mini Index	3	6-19-2020	432,084	467,175	35,091	0
Russell 2000 E-Mini Index	26	6-19-2020	1,440,823	1,491,880	51,057	0
Gold 100 Ounces Futures*	20	6-26-2020	3,109,017	3,193,200	84,183	0
Long Gilt Bonds	41	6-26-2020	6,974,063	6,935,627	0	(38,436)
Live Cattle Futures*	2	6-30-2020	71,908	73,660	1,752	0
Short
Lean Hogs Futures*	(11)	4-15-2020	(278,421)	(229,680)	48,741	0
CAC 40 Index	(11)	4-17-2020	(461,906)	(533,197)	0	(71,291)
WTI Crude Futures*	(32)	4-21-2020	(1,018,233)	(655,360)	362,873	0
Hang Seng Index	(4)	4-28-2020	(591,770)	(611,912)	0	(20,142)
Natural Gas Futures*	(44)	4-28-2020	(762,469)	(721,600)	40,869	0
Gasoline RBOB Futures*	(27)	4-30-2020	(664,234)	(672,122)	0	(7,888)
NY Harbor Ultra-Low Sulfur Diesel Futures*	(10)	4-30-2020	(447,309)	(420,630)	26,679	0
Cotton #2 Futures*	(24)	5-6-2020	(765,497)	(613,560)	151,937	0
Low Sugar Gas Oil Futures*	(31)	5-12-2020	(1,022,470)	(913,725)	108,745	0
Corn Futures*	(2)	5-14-2020	(34,568)	(34,075)	493	0
Soybean Futures*	(9)	5-14-2020	(407,329)	(398,700)	8,629	0
Soybean Oil Futures*	(62)	5-14-2020	(1,018,315)	(1,004,772)	13,543	0
London Metal Exchange Aluminium Futures*	(26)	5-18-2020	(1,009,716)	(984,263)	25,453	0
London Metal Exchange Copper Futures*	(1)	5-18-2020	(119,702)	(123,663)	0	(3,961)
London Metal Exchange Lead Futures*	(30)	5-18-2020	(1,349,642)	(1,307,250)	42,392	0
London Metal Exchange Nickel Futures*	(13)	5-18-2020	(935,340)	(894,231)	41,109	0
London Metal Exchange Zinc Futures*	(21)	5-18-2020	(1,025,967)	(998,813)	27,154	0
Silver Futures*	(2)	5-27-2020	(145,018)	(141,560)	3,458	0
Brent Crude Futures*	(34)	5-29-2020	(1,039,293)	(1,008,440)	30,853	0
Euro-Bund Futures	(167)	6-8-2020	(31,795,265)	(31,773,617)	21,648	0
TOPIX Index	(5)	6-11-2020	(604,797)	(652,406)	0	(47,609)
S&P/TSX 60 Index	(4)	6-18-2020	(419,300)	(462,844)	0	(43,544)
SPI 200 Index	(7)	6-18-2020	(574,569)	(549,946)	24,623	0
10-Year Canadian Treasury Bonds	(291)	6-19-2020	(30,200,580)	(30,425,453)	0	(224,873)
DAX Index	(2)	6-19-2020	(506,765)	(546,349)	0	(39,584)
Euro STOXX 50 Index	(19)	6-19-2020	(525,766)	(575,636)	0	(49,870)
FTSE 100 Index	(9)	6-19-2020	(588,025)	(629,987)	0	(41,962)
MSCI Emerging Markets Index	(11)	6-19-2020	(479,191)	(463,595)	15,596	0
S&P 500 E-Mini Index	(4)	6-19-2020	(491,126)	(513,940)	0	(22,814)

					$1,562,873	$(1,775,830)

*	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.

Forward Foreign Currency Contracts

Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
42,407,000	ZAR	2,721,747	USD	Goldman Sachs	4-8-2020	$0	$(352,909)
8,422,000	GBP	10,895,036	USD	Goldman Sachs	4-8-2020	0	(433,274)
21,279,000	SEK	2,253,835	USD	Goldman Sachs	4-8-2020	0	(102,513)
18,480,000	TRY	2,995,089	USD	Goldman Sachs	4-8-2020	0	(205,575)
22,631,000	NOK	2,167,276	USD	Goldman Sachs	4-8-2020	9,598	0
99,000	GBP	122,556	USD	Goldman Sachs	4-8-2020	421	0
469,963,000	CLP	563,275	USD	Goldman Sachs	4-8-2020	0	(14,115)
94,341,000	RUB	1,189,282	USD	Goldman Sachs	4-8-2020	10,808	0
438,840,000	HUF	1,368,530	USD	Goldman Sachs	4-8-2020	0	(26,696)
13,086,000	MXN	558,278	USD	Goldman Sachs	4-8-2020	0	(7,122)
21,223,000	ZAR	1,207,888	USD	Goldman Sachs	4-8-2020	0	(22,380)
8,533,000	AUD	5,225,268	USD	Goldman Sachs	4-8-2020	23,526	0
93,257,000	INR	1,232,189	USD	Goldman Sachs	4-8-2020	0	(118)
13,421,000	TRY	2,080,214	USD	Goldman Sachs	4-8-2020	0	(54,345)
4,658,000	CAD	3,312,591	USD	Goldman Sachs	4-8-2020	0	(2,472)
2,591,000	EUR	2,903,682	USD	Goldman Sachs	4-8-2020	0	(45,581)
12,184,000	EUR	13,953,970	USD	Goldman Sachs	4-8-2020	0	(513,946)
222,297,000	JPY	2,176,591	USD	Goldman Sachs	4-8-2020	0	(108,837)
646,000	BRL	136,431	USD	Goldman Sachs	4-8-2020	0	(12,158)
39,310,000	CZK	1,760,931	USD	Goldman Sachs	4-8-2020	0	(179,510)
1,132,555,000	HUF	3,852,693	USD	Goldman Sachs	4-8-2020	0	(389,697)
16,990,000	NZD	10,796,635	USD	Goldman Sachs	4-8-2020	0	(659,576)
1,890,000	AUD	1,247,190	USD	Goldman Sachs	4-8-2020	0	(84,619)
3,354,000	CHF	3,622,712	USD	Goldman Sachs	4-8-2020	0	(137,168)
9,535,000	PLN	2,521,526	USD	Goldman Sachs	4-8-2020	0	(216,637)
3,229,000	GBP	4,238,418	USD	Goldman Sachs	4-8-2020	0	(227,372)
1,713,804,000	KRW	1,428,527	USD	Goldman Sachs	4-8-2020	0	(20,464)
301,732,000	HUF	925,159	USD	Goldman Sachs	4-8-2020	0	(2,558)
4,149,000	CHF	4,235,056	USD	Goldman Sachs	4-8-2020	76,668	0
517,232,000	JPY	4,674,022	USD	Goldman Sachs	4-8-2020	137,148	0
281,869,000	CLP	332,408	USD	Goldman Sachs	4-8-2020	0	(3,039)
75,474,000	NOK	6,640,722	USD	Goldman Sachs	4-8-2020	619,116	0
1,712,000	BRL	342,263	USD	Goldman Sachs	4-8-2020	0	(12,921)
7,823,000	AUD	4,612,597	USD	Goldman Sachs	4-8-2020	199,464	0
80,689,045,000	IDR	5,606,131	USD	Goldman Sachs	4-8-2020	0	(661,517)
101,535,000	MXN	5,113,259	USD	Goldman Sachs	4-8-2020	0	(836,813)
505,587,000	INR	6,801,924	USD	Goldman Sachs	4-8-2020	0	(122,327)
14,576,000	CAD	10,881,104	USD	Goldman Sachs	4-8-2020	0	(522,946)
263,856,000	RUB	3,922,687	USD	Goldman Sachs	4-8-2020	0	(566,234)
10,341,000	CZK	456,155	USD	Goldman Sachs	4-8-2020	0	(40,142)
167,414	USD	2,919,000	ZAR	Goldman Sachs	4-8-2020	4,360	0
767,013	USD	3,224,000	PLN	Goldman Sachs	4-8-2020	0	(12,322)
14,195,433	USD	131,718,000	NOK	Goldman Sachs	4-8-2020	1,525,489	0
14,557,015	USD	13,805,000	CHF	Goldman Sachs	4-8-2020	210,581	0
9,835,084	USD	1,047,643,000	JPY	Goldman Sachs	4-8-2020	90,156	0
6,265,250	USD	1,882,031,000	HUF	Goldman Sachs	4-8-2020	510,593	0
13,869,826	USD	20,985,000	AUD	Goldman Sachs	4-8-2020	961,593	0
1,322,538	USD	6,158,000	BRL	Goldman Sachs	4-8-2020	137,907	0
1,299,737	USD	1,545,088,000	KRW	Goldman Sachs	4-8-2020	30,291	0
5,179,432	USD	8,212,000	NZD	Goldman Sachs	4-8-2020	279,753	0
978,968	USD	805,201,000	CLP	Goldman Sachs	4-8-2020	38,075	0
753,463	USD	2,896,000	PLN	Goldman Sachs	4-8-2020	53,415	0
4,270,345	USD	448,763,000	JPY	Goldman Sachs	4-8-2020	96,057	0
321,244	USD	271,130,000	CLP	Goldman Sachs	4-8-2020	4,424	0
2,884,051	USD	17,884,000	TRY	Goldman Sachs	4-8-2020	184,502	0
1,717,235	USD	16,161,000	SEK	Goldman Sachs	4-8-2020	83,347	0
3,937,297	USD	37,477,000	NOK	Goldman Sachs	4-8-2020	332,387	0
2,196,671	USD	32,313,036,000	IDR	Goldman Sachs	4-8-2020	216,533	0
2,554,683	USD	41,649,000	ZAR	Goldman Sachs	4-8-2020	228,187	0
560,815	USD	763,000	CAD	Goldman Sachs	4-8-2020	18,604	0
3,553,107	USD	76,023,000	MXN	Goldman Sachs	4-8-2020	351,174	0
5,791,212	USD	435,615,000	INR	Goldman Sachs	4-8-2020	36,056	0
3,677,747	USD	279,141,000	RUB	Goldman Sachs	4-8-2020	126,858	0
4,030,516	USD	5,756,000	CAD	Goldman Sachs	4-8-2020	0	(59,876)
395,376	USD	29,930,000	INR	Goldman Sachs	4-8-2020	0	(46)
243,978	USD	19,393,000	RUB	Goldman Sachs	4-8-2020	0	(2,716)
316,832	USD	3,241,000	SEK	Goldman Sachs	4-8-2020	0	(10,835)
948,627	USD	24,120,000	CZK	Goldman Sachs	4-8-2020	0	(21,708)
129,934	USD	161,898,000	KRW	Goldman Sachs	4-8-2020	0	(3,081)
5,976,080	USD	5,028,000	GBP	Goldman Sachs	4-8-2020	0	(269,674)
2,310,211	USD	4,003,000	NZD	Goldman Sachs	4-8-2020	0	(78,173)
1,287,029	USD	20,723,748,000	IDR	Goldman Sachs	4-8-2020	17,081	0
636,692	USD	15,201,000	MXN	Goldman Sachs	4-8-2020	0	(3,543)
110,606	USD	727,000	TRY	Goldman Sachs	4-8-2020	867	0
6,678,328	USD	6,215,000	EUR	Goldman Sachs	4-8-2020	0	(177,364)
752,973	USD	18,626,000	CZK	Goldman Sachs	4-8-2020	3,659	0
696,960	USD	1,159,000	NZD	Goldman Sachs	4-8-2020	5,444	0
2,836,189	USD	2,711,000	CHF	Goldman Sachs	4-8-2020	18,864	0
6,904,408	USD	745,538,000	JPY	Goldman Sachs	4-8-2020	0	(30,411)
938,143	USD	1,145,716,000	KRW	Goldman Sachs	4-8-2020	0	(3,179)
1,724,447	USD	28,194,707,000	IDR	Goldman Sachs	4-8-2020	0	(3,321)
902,271	USD	815,000	EUR	Goldman Sachs	4-8-2020	3,254	0
625,064	USD	2,558,000	PLN	Goldman Sachs	4-8-2020	6,720	0
8,391,922	USD	83,529,000	SEK	Goldman Sachs	4-8-2020	0	(52,919)

						$6,652,980	$(7,314,749)

Swaps

Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return swap†	Goldman Sachs	Monthly	2-1-2024	$13,061,626	$11,408,677	$0	$(1,652,949)

†

The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the One Month LIBOR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.

The following table represents the component disclosures associated with the synthetic total return swap basket as of the end of the period.

Reference asset	Shares	Value	% of swap basket value
Long positions
Common Stocks
Communication Services
Diversified Telecommunication Services
Elisa Oyj	5,972	$368,608	3.23%
PCCW Limited	734,000	402,496	3.53
Proximus SA	7,659	175,881	1.54
Spark New Zealand Limited	84,717	206,178	1.81
Entertainment
Take-Two Interactive Software Incorporated	1,889	224,047	1.96
Interactive Media & Services
Auto Trader Group plc	34,947	188,842	1.66
Match Group Incorporated	3,330	219,908	1.93
Media
Altice NV Class A	37,797	145,874	1.28
Discovery Communications Incorporated Class C	8,587	150,614	1.32
Fox Corporation Class A	6,256	147,827	1.30
Fox Corporation Class B	7,153	163,659	1.43
Hakuhodo DY Holdings Incorporated	17,500	176,572	1.55
Quebecor Incorporated Class B	18,000	397,908	3.49
		2,968,414

Consumer Discretionary
Auto Components
Lear Corporation	1,955	158,841	1.39
Toyoda Gosei Company Limited	7,800	132,744	1.16
Diversified Consumer Services
Benesse Corporation	8,100	206,127	1.81
Hotels, Restaurants & Leisure
Domino’s Pizza Incorporated	610	197,681	1.73
Flight Centre Travel Group Limited	17,709	116,202	1.02
Household Durables
D.R. Horton Incorporated	3,932	133,686	1.17
NVR Incorporated	103	264,615	2.32
Whirlpool Corporation	1,925	165,163	1.45
Leisure Products
Bandai Namco Holdings Incorporated	3,000	145,507	1.28
Polaris Industries Incorporated	2,971	143,051	1.25
Multiline Retail
Harvey Norman Holdings Limited	147,835	271,446	2.38
Specialty Retail
Best Buy Company Incorporated	3,162	180,233	1.58
Textiles, Apparel & Luxury Goods
HanesBrands Incorporated	15,369	120,953	1.06
Pandora AS	6,829	219,421	1.92
Under Armour Incorporated Class A	13,478	124,130	1.09
		2,579,800

Consumer Staples
Beverages
Coca-Cola Amatil Limited	48,076	259,471	2.27
Food & Staples Retailing
Coles Group Liimited	41,770	389,002	3.41
Sundrug Company Limited	6,100	195,467	1.71
The Kroger Company	6,950	209,331	1.83
Food Products
Bunge Limited	5,432	222,874	1.95
Calbee Incorporated	10,400	280,661	2.46
Campbell Soup Company	5,496	253,694	2.22
Chocoladefabriken Lindt & Spruengli AG	20	167,868	1.47
John B. Sanfilippo & Son Incorporated	1,493	133,473	1.17
NH Foods Limited	7,600	264,483	2.32
The Hershey Company	1,712	226,839	1.99
Toyo Suisan Kaisha Limited	5,600	270,660	2.37
Tyson Foods Incorporated Class A	2,500	144,674	1.27
Yamazaki Baking Company Limited	10,400	216,763	1.90
Household Products
Kimberly-Clark Corporation	1,355	173,256	1.52
Personal Products
Unilever plc	6,029	304,035	2.66
		3,712,551

Energy
Energy Equipment & Services
WorleyParsons Limited	46,507	172,570	1.51
Oil, Gas & Consumable Fuels
HollyFrontier Corporation	5,784	141,762	1.24
JXTG Holdings Incorporated	51,900	176,839	1.55
Parkland Fuel Corporation	7,700	135,743	1.19
Phillips 66	2,730	146,461	1.28
		773,375

Financials
Banks
Bank Leumi Le-Israel	38,638	213,045	1.87
Bendigo Bank Limited	48,949	188,052	1.65
Israel Discount Bank Limited Class A	61,111	178,189	1.56
Mizrahi Tefahot Bank Limited	9,334	171,796	1.51
Capital Markets
Cboe Holdings Incorporated	2,537	226,425	1.98
CI Financial Corporation	22,400	222,359	1.95
Eaton Vance Corporation	5,115	164,957	1.45
FactSet Research Systems Incorporated	787	205,153	1.80
SEI Investments Company	2,988	138,462	1.21
T. Rowe Price Group Incorporated	1,406	137,295	1.20
Diversified Financial Services
Industrivarden AB Class C	14,358	274,917	2.41
Lundbergforetagen AB Class B	4,538	183,957	1.61
Mitsubishi UFJ Lease & Finance Company Limited	33,900	165,932	1.45
Onex Corporation	4,900	179,348	1.57
Insurance
Arch Capital Group Limited	6,211	176,763	1.55
iA Financial Corporation	8,700	273,492	2.40
RenaissanceRe Holdings Limited	1,236	184,558	1.62
W.R. Berkley Corporation	2,817	146,961	1.29
		3,431,661

Health Care
Health Care Equipment & Supplies
Biogen Incorporated	1,186	375,226	3.29
CSL Limited	1,508	273,357	2.40
Grifols SA	7,016	234,736	2.06
Health Care Equipment & Supplies
Cochlear Limited	1,607	183,150	1.61
Coloplast AS Class B	2,336	338,779	2.97
ResMed Incorporated	1,799	264,973	2.32
West Pharmaceutical Services Incorporated	1,933	294,297	2.58
Health Care Providers & Services
Henry Schein Incorporated	3,431	173,331	1.52
Quest Diagnostics Incorporated	1,974	158,509	1.39
Sonic Healthcare Limited	7,771	116,795	1.02
Life Sciences Tools & Services
Bio-Rad Laboratories Incorporated Class A	807	282,895	2.48
Eurofins Scientific SE	376	183,481	1.61
Pharmaceuticals
H. Lundbeck AS	5,704	167,482	1.47
Jazz Pharmaceuticals plc	2,648	264,110	2.31
Orion Oyj Class B	5,954	242,304	2.12
Recordati SpA	5,022	211,589	1.85
		3,765,014

Industrials
Aerospace & Defense
Huntington Ingalls Industries Incorporated	1,028	187,310	1.64
Air Freight & Logistics
XPO Logistics Incorporated	2,948	143,709	1.26
Building Products
Allegion plc	1,958	180,172	1.58
Commercial Services & Supplies
Copart Incorporated	2,435	166,845	1.46
Ennis Incorporated	7,838	147,197	1.29
Securitas AB Class B	20,249	217,523	1.91
Electrical Equipment
Acuity Brands Incorporated	1,905	163,176	1.43
Industrial Conglomerates
SembCorp Industries Limited	211,900	232,611	2.04
Machinery
Epiroc AB Class B	21,164	208,606	1.83
Schindler Holding AG	629	131,694	1.15
WABCO Holdings Incorporated	1,483	200,278	1.76
Yangzijiang Shipbuilding Holdings Limited	264,800	153,647	1.35
Marine
Kuehne & Nagel International AG	2,297	312,895	2.74
Mitsui OSK Lines Limited	10,300	165,087	1.45
Professional Services
Adecco SA	4,393	173,112	1.52
Manpower Incorporated	2,532	134,170	1.18
Randstad Holdings NV	3,818	134,744	1.18
Robert Half International Incorporated	3,598	135,824	1.19
Teleperformance SE	1,053	218,093	1.91
Road & Rail
ComfortDelGro Corporation Limited	208,100	221,590	1.94
J.B. Hunt Transport Services Incorporated	2,163	199,491	1.75
Knight-Swift Transportation Holdings Incorporated	6,407	210,148	1.84
Nippon Express Company Limited	3,900	190,236	1.67
Trading Companies & Distributors
Itochu Corporation	12,600	260,750	2.29
Transportation Infrastructure
Japan Airport Terminal Company Limited	3,300	126,823	1.11
Kamigumi Company Limited	14,200	239,687	2.10
Singapore Airport Terminal Services Limited	97,800	217,396	1.91
		5,072,814

Information Technology
Communications Equipment
Juniper Networks Incorporated	7,662	146,647	1.29
Motorola Solutions Incorporated	1,240	164,817	1.44
Electronic Equipment, Instruments & Components
CDW Corporation of Delaware	1,613	150,443	1.32
Flex Limited	21,360	178,888	1.57
Hitachi High-Technologies Corporation	3,200	236,388	2.07
Venture Corporation Limited	18,100	172,420	1.51
IT Services
Booz Allen Hamilton Holding Corporation	3,962	271,950	2.38
Broadridge Financial Solutions Incorporated	1,735	164,529	1.44
Fujitsu Limited	2,400	216,163	1.89
Itochu Techno-Solutions Corporation	6,900	196,513	1.72
Leidos Holdings Incorporated	2,347	215,102	1.89
The Western Union Company	9,429	170,947	1.50
Semiconductors & Semiconductor Equipment
ASM Pacific Technology	16,600	153,916	1.35
Teradyne Incorporated	3,392	183,740	1.61
Software
CDK Global Incorporated	4,550	149,467	1.31
Citrix Systems Incorporated	2,107	298,245	2.61
Synopsys Incorporated	1,659	213,662	1.87
Tyler Technologies Incorporated	682	202,253	1.77
VMware Incorporated Class A	1,631	197,513	1.73
Technology Hardware, Storage & Peripherals
Seagate Technology plc	5,132	250,435	2.20
		3,934,038

Materials
Chemicals
Air Water Incorporated	17,000	232,810	2.04
Daicel Corporation	24,900	181,148	1.59
Hitachi Chemical Company Limited	5,500	234,042	2.05
Mitsubishi Chemical Holdings Corporation	36,800	218,518	1.92
Mitsubishi Gas Chemical Company Incorporated	13,800	148,912	1.31
Mitsui Chemicals Incorporated	10,600	199,513	1.75
RPM International Incorporated	3,148	187,305	1.64
Showa Denko KK	7,900	162,076	1.42
Teijin Limited	15,800	267,255	2.34
Tosoh Corporation	17,300	195,507	1.71
Construction Materials
Fletcher Building Limited	81,788	170,215	1.49
Containers & Packaging
Crown Holdings Incorporated	3,105	180,205	1.58
Packaging Corporation of America	1,882	163,406	1.43
Metals & Mining
BlueScope Steel Limited	38,175	199,865	1.75
EVRAZ plc	46,332	132,561	1.16
Fortescue Metals Group Limited	34,913	213,953	1.88
Hitachi Metals Limited	20,700	217,279	1.90
Maruichi Steel Tube Limited	7,900	189,205	1.66
Nucor Corporation	4,995	179,919	1.58
Rio Tinto Limited	3,892	200,513	1.76
Steel Dynamics Incorporated	7,289	164,293	1.44
		4,038,500

Real Estate
Equity REITs
Armada Hoffler Properties Incorporated		11,106	118,832	1.04
Ascendas REIT		135,400	268,092	2.35
Canadian Apartment Properties		8,400	254,212	2.23
Covivio		2,179	122,372	1.07
Duke Realty Corporation		5,346	173,101	1.52
Equity Lifestyle Properties Incorporated		3,413	196,177	1.72
First Capital REIT		22,500	217,917	1.91
Gecina SA		2,150	282,916	2.48
ICADE		3,085	242,134	2.12
Mapletree Commercial Trust		172,200	220,858	1.94
Mirvac Group		177,108	225,013	1.97
RioCan REIT		30,700	351,871	3.08
Segro plc		29,609	279,903	2.45
VICI Properties Incorporated		7,311	121,653	1.07
Real Estate Management & Development
CBRE Group Incorporated Class A		3,127	117,911	1.03
Jones Lang LaSalle Incorporated		1,236	124,803	1.09
Lendlease Corporation Limited		37,471	234,926	2.06
Nomura Real Estate Holding Incorporated		11,800	190,925	1.67
Tokyu Fudosan Holdings Corporation		36,500	175,305	1.54
			3,918,921

Utilities
Electric Utilities
Alliant Energy Corporation		3,991	192,719	1.69
FirstEnergy Corporation		3,915	156,869	1.37
The Southern Company		3,458	187,211	1.64
Gas Utilities
Atmos Energy Corporation		2,529	250,933	2.20
Independent Power & Renewable Electricity Producers
Uniper SE		12,911	317,129	2.78
Multi-Utilities
Algonquin Power & Utilities Corporation		20,200	271,996	2.38
ATCO Limited Class I		8,200	227,062	1.99
Canadian Utilities Limited Class A		13,100	313,134	2.74
Suez Environnement Company SA		16,500	167,623	1.47
			2,084,676

	Dividend yield
Preferred Stock
Materials
Chemicals
Fuchs Petrolub SE	3.13%	7,671	273,629	2.40

Short positions
Common Stocks
Communication Services
Diversified Telecommunication Services
CenturyLink Incorporated		(18,613)	(176,079)	(1.54)
Entertainment
Netflix Incorporated		(450)	(168,975)	(1.48)
Vivendi		(5,985)	(126,543)	(1.11)
Interactive Media & Services
Pinterest Incorporated Class A		(14,026)	(216,561)	(1.90)
Media
Liberty Global plc Class C		(13,732)	(215,730)	(1.89)
Wireless Telecommunication Services
Nokia Oyj		(92,157)	(283,830)	(2.49)
Vodafone Group plc		(184,085)	(254,671)	(2.23)
			(1,442,389)

Consumer Discretionary
Automobiles
Daimler AG	(6,168)	(184,202)	(1.61)
Nissan Motor Company Limited	(63,800)	(213,456)	(1.87)
Tesla Motors Incorporated	(327)	(171,348)	(1.50)
Hotels, Restaurants & Leisure
Oriental Land Co Limited	(1,400)	(178,720)	(1.57)
Restaurant Brands Intern	(8,300)	(334,465)	(2.93)
Household Durables
Newell Brands Incorporated	(12,783)	(169,758)	(1.49)
Internet & Direct Marketing Retail
Mercari Incorporated	(8,000)	(155,368)	(1.36)
Prosus NV	(1,786)	(124,392)	(1.09)
Multiline Retail
Dollar Tree Incorporated	(2,793)	(205,202)	(1.80)
Specialty Retail
Fast Retailing Company Limited	(600)	(244,825)	(2.15)
Textiles, Apparel & Luxury Goods
Kering SA	(611)	(318,583)	(2.79)
LVMH Moet Hennessy Louis Vuitton SE	(1,043)	(382,521)	(3.35)
		(2,682,840)

Consumer Staples
Beverages
Anheuser Busch InBev SA	(3,118)	(137,722)	(1.21)
Constellation Brands Incorporated Class A	(2,089)	(299,479)	(2.63)
Food & Staples Retailing
Dairy Farm International Holdings Limited	(48,900)	(224,914)	(1.97)
Food Products
The Kraft Heinz Company	(13,929)	(344,603)	(3.02)
Yakult Honsha Company Limited	(3,000)	(176,730)	(1.55)
Personal Products
Coty Incorporated Class A	(53,269)	(274,868)	(2.41)
		(1,458,316)

Energy
Energy Equipment & Services
National Oilwell Varco Incorporated	(12,658)	(124,428)	(1.09)
Oil, Gas & Consumable Fuels
Cameco Corporation	(42,800)	(326,330)	(2.86)
Cheniere Energy Incorporated	(4,803)	(160,901)	(1.41)
Exxon Mobil Corporation	(4,596)	(174,510)	(1.53)
Hess Corporation	(5,000)	(166,500)	(1.46)
Noble Energy Incorporated	(37,517)	(226,603)	(1.99)
Occidental Petroleum Corporation	(11,675)	(135,197)	(1.19)
The Williams Companies Incorporated	(14,497)	(205,133)	(1.80)
		(1,519,602)

Financials
Banks
Australia & New Zealand Banking Group Limited	(19,498)	(204,483)	(1.79)
Japan Post Bank Company Limited	(29,500)	(272,436)	(2.39)
Mizuho Financial Group Incorporated	(265,100)	(304,144)	(2.67)
Nordea Bank Abp	(52,464)	(295,131)	(2.59)
Capital Markets
Credit Suisse Group AG	(24,297)	(196,110)	(1.72)
Deutsche Bank AG	(27,906)	(177,401)	(1.55)
Hong Kong Exchanges and Clearing Limited	(13,300)	(398,459)	(3.49)
Nomura Holdings Incorporated	(41,300)	(174,290)	(1.53)
Standard Life Aberdeen plc	(133,572)	(368,633)	(3.23)
Diversified Financial Services
AMP Limited	(301,371)	(246,112)	(2.16)
Exor NV	(5,856)	(301,813)	(2.65)
Kinnevik AB Class B	(20,483)	(334,066)	(2.93)
Insurance
AIA Group Limited	(30,200)	(270,430)	(2.37)
AXA SA	(14,274)	(241,686)	(2.12)
Insurance Australia Group	(75,225)	(283,828)	(2.49)
Japan Post Holdings Company Limited	(43,100)	(337,155)	(2.96)
Prudential plc	(24,139)	(302,458)	(2.65)
QBE Insurance Group Limited	(48,502)	(252,647)	(2.21)
Suncorp Group Limited	(36,247)	(201,289)	(1.76)
Swiss Re AG	(3,941)	(303,453)	(2.66)
		(5,466,024)

Health Care
Biotechnology
Alnylam Pharmaceuticals Incorporated	(2,780)	(302,603)	(2.65)
Beigene Limited ADR	(2,343)	(288,447)	(2.53)
Sarepta Therapeutics Incorporated	(2,791)	(273,016)	(2.39)
Health Care Equipment & Supplies
Alcon Incorporated	(5,803)	(297,292)	(2.61)
Intuitive Surgical Incorporated	(533)	(263,947)	(2.31)
Health Care Providers & Services
Aurora Cannabis Incorporated	(176,200)	(157,757)	(1.38)
Bayer AG	(3,885)	(222,604)	(1.95)
Canopy Growth Corporation	(13,500)	(196,269)	(1.72)
Takeda Pharmaceutical Company Limited	(5,600)	(170,509)	(1.49)
Teva Pharmaceutical ADR	(52,048)	(467,391)	(4.10)
		(2,639,835)

Industrials
Aerospace & Defense
Airbus SE	(2,235)	(144,117)	(1.26)
Rolls Royce Holdings plc	(41,379)	(174,886)	(1.53)
The Boeing Company	(1,065)	(158,834)	(1.39)
Air Freight & Logistics
FedEx Corporation	(1,923)	(233,183)	(2.04)
Electrical Equipment
Nidec Corporation	(3,800)	(195,831)	(1.72)
Industrial Conglomerates
General Electric Company	(21,071)	(167,304)	(1.47)
Machinery
FANUC Corporation	(1,700)	(227,164)	(1.99)
Fortive Corporation	(4,276)	(235,992)	(2.07)
SMC Corporation	(500)	(209,622)	(1.84)
Wabtec Corporation	(4,608)	(221,783)	(1.94)
Weir Group plc	(18,897)	(168,072)	(1.47)
Professional Services
Nielsen Holdings plc	(17,857)	(223,927)	(1.96)
Road & Rail
Central Japan Railway Company	(1,400)	(224,380)	(1.97)
Uber Technologies Incorporated	(6,054)	(169,028)	(1.48)
Transportation Infrastructure
Transurban Group	(47,806)	(356,089)	(3.12)
		(3,110,212)

Information Technology
Electronic Equipment, Instruments & Components
Keyence Corporation		(600)	(192,907)	(1.69)
IT Services
DXC Technology Company		(9,487)	(123,805)	(1.09)
Gmo Payment Gateway Incorporated		(1,900)	(133,162)	(1.17)
Godaddy Incorporated Class A		(5,744)	(328,040)	(2.88)
Mongodb Incorporated		(1,727)	(235,805)	(2.07)
Okta Incorporated		(2,023)	(247,332)	(2.17)
Paypal Holdings Incorporated		(2,561)	(245,190)	(2.15)
Shopify Incorporated Class A		(600)	(251,384)	(2.20)
Square Incorporated Class A		(4,230)	(221,567)	(1.94)
Twilio Incorporated Class A		(3,352)	(299,970)	(2.63)
Semiconductors & Semiconductor Equipment
Analog Devices Incorporated		(2,204)	(197,589)	(1.73)
ASML Holding NV		(780)	(205,619)	(1.80)
Broadcom Incorporated		(1,115)	(264,367)	(2.32)
Marvell Technology Group Limited		(12,279)	(277,874)	(2.44)
Microchip Technology Incorporated		(3,057)	(207,265)	(1.82)
Nvidia Corporation		(745)	(196,382)	(1.72)
Renesas Electronics Corporation		(32,700)	(116,316)	(1.02)
Semtech Corporation		(3,370)	(126,375)	(1.11)
Software
salesforce.com Incorporated		(1,334)	(192,069)	(1.68)
Splunk Incorporated		(2,404)	(303,457)	(2.66)
Workday Incorporated Class A		(2,130)	(277,369)	(2.43)
Technology Hardware, Storage & Peripherals
Canon Incorporated		(14,300)	(310,752)	(2.72)
Western Digital Corporation		(5,900)	(245,558)	(2.15)
			(5,200,154)

Materials
Chemicals
Chr Hansen Holding AS		(4,504)	(332,362)	(2.91)
Corteva Incorporated		(10,945)	(257,208)	(2.25)
Dupont De Nemours Incorporated		(6,952)	(237,063)	(2.08)
Nissan Chemical Corporation		(8,000)	(289,738)	(2.54)
Nutrien Limited		(10,900)	(372,628)	(3.27)
The Mosaic Company		(17,528)	(189,653)	(1.66)
Metals & Mining
Agnico Eagle Mines Limited		(6,200)	(247,507)	(2.17)
Barrick Gold Corporation		(11,100)	(203,969)	(1.79)
Freeport-McMoRan Incorporated		(23,369)	(157,741)	(1.38)
South32 Limited		(205,981)	(227,384)	(1.99)
Wheaton Precious Metals Corporation		(9,200)	(253,191)	(2.22)
			(2,768,444)

Real Estate
Equity REITs
British Land Company plc		(68,149)	(284,194)	(2.49)
Land Securities Group plc		(34,838)	(240,240)	(2.11)
Simon Property Group Incorporated		(2,308)	(126,617)	(1.11)
Ventas Incorporated		(7,885)	(211,318)	(1.85)
			(862,369)

Utilities
Electric Utilities
CK Infrastructure Holdings Limited		(63,500)	(336,162)	(2.95)
Clp Holdings Limited		(41,000)	(375,560)	(3.29)
EDF Group		(33,106)	(258,872)	(2.27)
Multi-Utilities
Rwe AG		(11,022)	(288,243)	(2.53)
			(1,258,837)

	Dividend yield
Preferred Stock
Consumer Discretionary
Automobiles
Porsche Automobile Holding SE	4.84%	(5,263)	(219,995)	(1.93)

Abbreviations:

ADR   American depositary receipt

REIT   Real estate investment trust

Wells Fargo Alternative Risk Premia Fund (the “Fund”)

Notes to Consolidated portfolio of investments – March 31, 2020 (unaudited)

The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of March 31, 2020, the Subsidiary had $3,800,021 invested in securities and futures contracts representing 77.21% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of March 31, 2020, the Fund held $4,921,971 in the Subsidiary, representing 6.04% of the Fund’s net assets prior to consolidation.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodities, and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

For OTC swaps, any upfront premiums paid and any upfront fees received are amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps. Payments received or paid are recorded as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in an amount equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return basket swaps

The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31. 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$8,004,821	$0	$0	$8,004,821
U.S. Treasury securities	74,352,340	0	0	74,352,340

	82,357,161	0	0	82,357,161
Futures contracts	1,562,873	0	0	1,562,873
Forward foreign currency contracts	0	6,652,980	0	6,652,980

Total assets	$83,920,034	$6,642,980	$0	$90,573,014

Liabilities
Futures contracts	$1,775,830	$0	$0	$1,775,830
Forward foreign currency contracts	0	7,314,749	0	7,314,749
Swap contracts	0	1,652,949	0	1,652,949

Total liabilities	$1,775,830	$8,967,698	$0	$10,743,528

Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments —- March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 100.72%

California : 93.07%

Airport Revenue : 8.23%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	$750,000	$804,343
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	950,000	1,025,088
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	815,400
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2024	5,000,000	5,636,950
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	6,917,760
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	2,939,600
Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2024	4,315,000	4,864,688
Palm Springs CA Airport Passenger Facility Charge Revenue Palm Springs International Airport (BAM Insured)	5.00	6-1-2027	1,205,000	1,360,300
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2021	2,585,000	2,699,283
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2022	2,590,000	2,742,758
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2023	2,585,000	2,797,487
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2024	1,760,000	1,944,290
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C %%	5.00	7-1-2028	1,000,000	1,216,610
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2029	1,000,000	1,231,590
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C ##	5.00	7-1-2027	750,000	899,108
San Francisco CA City and Refunding Bond AMT Second Series A	5.00	5-1-2030	3,850,000	4,087,892
				41,983,147

Education Revenue : 5.53%
California Municipal Finance Authority Revenue Anticipation Notes Highlands Community 144A	4.00	8-15-2020	2,000,000	2,014,700
California Municipal Finance Authority Revenue Anticipation Notes River Springs 144A	4.00	8-15-2020	1,000,000	1,007,430
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	609,829
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	371,859
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	400,000	401,944
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.00	8-1-2023	580,000	602,458
California Municipal Finance Authority Charter School Revenue John Dams Academics Lincoln 144A	4.00	10-1-2029	420,000	391,566
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,400,000	1,380,974
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	896,034
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2021	250,000	263,558
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2022	250,000	260,898
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	238,007
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	294,300

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00%	10-1-2025	$275,000	$297,512
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	327,549
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,860,000	1,935,423
California School Finance Authority Classical Academies Project Series A 144A	3.25	10-1-2022	1,950,000	1,912,385
California School Finance Authority Coastal Academy Project Series A 144A	5.00	10-1-2022	200,000	205,180
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2021	255,000	256,658
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	500,000	515,325
California Statewide CDA California Baptist University Series A	5.13	11-1-2023	580,000	598,456
California Statewide CDA School Facilities	5.88	7-1-2022	940,000	976,998
California Statewide Community Refunding Bond California Baptist University Series A 144A	3.00	11-1-2022	1,300,000	1,281,228
University of California Series AK	5.00	5-15-2048	10,000,000	11,165,600
				28,205,871

GO Revenue : 25.52%
Alvord CA Unified School District Election of 2007 Series B (AGM Insured)	6.50	8-1-2020	1,605,000	1,632,991
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2021	550,000	578,545
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2023	725,000	808,730
California	5.00	10-1-2021	6,795,000	7,191,624
California	5.00	11-1-2022	2,500,000	2,743,750
California	5.00	10-1-2023	8,400,000	9,487,464
California	5.25	10-1-2022	2,750,000	3,026,733
California Refunding Bond Various Purpose Bidding Group C	5.00	9-1-2027	8,500,000	10,396,860
California Series B	5.00	9-1-2023	10,730,000	12,087,130
California Statewide Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	4,170,530
California Statewide Series B (1 Month LIBOR +0.76%) ±	1.82	12-1-2031	2,500,000	2,502,000
California Statewide Series E (SIFMA Municipal Swap +0.43%) ±	5.14	12-1-2029	3,050,000	3,023,099
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2021	400,000	419,468
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2022	750,000	808,980
Coachella Valley CA Unified School District (BAM Insured)	4.00	8-1-2020	2,455,000	2,478,715
Coachella Valley CA Unified School District (BAM Insured)	4.00	8-1-2021	2,230,000	2,316,368
Coachella Valley CA Unified School District (BAM Insured)	4.00	8-1-2022	1,000,000	1,059,300
Cotati Rohnert Park CA Unified School District Series B (AGM Insured)	5.00	8-1-2020	2,275,000	2,304,393
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2021	1,210,000	1,272,799
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2022	1,285,000	1,390,563
El Monte CA City School District CAB BAN ¤	0.00	4-1-2023	2,000,000	1,910,640
El Monte CA Union High School Refunding Bond	5.00	6-1-2021	1,315,000	1,374,754
Fowler CA Unified School District School Facilities Improvement District #1 (National Insured)	5.20	7-1-2020	120,000	121,190
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2022	500,000	541,075
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	897,969
Huntington Beach CA City School District Election of 2002	4.00	8-1-2021	505,000	524,559
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	4.00	8-1-2021	320,000	331,962
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	4.00	8-1-2022	200,000	212,572
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2023	195,000	218,265
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2024	150,000	172,791

2

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments —- March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00%	8-1-2025	$170,000	$200,932
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2026	235,000	284,237
La Habra CA School District Refunding Bond	5.00	8-1-2021	805,000	846,780
Los Angeles CA Unified School District Refunding Bond Series D	5.00	7-1-2023	6,180,000	6,886,992
Mount San Antonio Community College District CAB ¤	0.00	4-1-2022	10,000,000	9,783,200
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	4.00	7-1-2020	500,000	503,485
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2021	950,000	995,021
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2022	750,000	810,885
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2023	755,000	842,391
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2022	750,000	809,813
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	684,912
Oakland CA Unified School District Refunding Bond	5.00	8-1-2025	1,540,000	1,803,802
Oakland CA Unified School District Refunding Bond Measure B Series B	5.00	8-1-2026	500,000	598,090
Oakland CA Unified School District Refunding Bond Measure J Series C	5.00	8-1-2025	795,000	931,184
Redondo Beach CA Unified School District CAB Election of 2008 Series E ¤	0.00	8-1-2020	460,000	458,183
Riverside CA Community College District Election of 2004 CAB Series D ¤	0.00	8-1-2020	535,000	532,972
Sacramento CA City Unified School Election of 2012 Measure Q Series E	5.00	8-1-2029	1,500,000	1,834,530
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2026	2,430,000	2,534,101
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2022	485,000	520,570
Salinas CA Union High School District CAB ¤	0.00	8-1-2020	5,000,000	4,965,250
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2021	275,000	287,851
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2022	500,000	539,515
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2023	1,000,000	1,109,290
Santa Ana CA Unified School District CAB Election of 2008 Series A ¤	0.00	8-1-2020	1,815,000	1,806,760
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2021	345,000	357,755
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2022	425,000	451,414
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2023	405,000	438,927
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2024	420,000	465,095
Soledad CA Unified School District BAN ¤	0.00	8-1-2021	3,000,000	2,944,050
SouthWestern Community College District Refunding Bond	5.00	8-1-2021	2,710,000	2,850,649
Sweetwater CA Union High School District PFA Refunding Bond (BAM Insured)	5.00	8-1-2021	620,000	650,913
Twin Rivers CA Unified School District Series A (BAM Insured)	5.00	8-1-2020	510,000	516,467
Vacaville CA Unified School District Series C (BAM Insured)	5.00	8-1-2022	675,000	732,071
Vallejo City CA Unified School District Refunding Bond Series A (National Insured)	5.90	2-1-2022	3,905,000	4,204,748
				130,188,654

Health Revenue : 7.62%
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	4,000,000	4,081,600
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,177,000
California HFFA Memorial Health Services Series A	5.00	10-1-2023	2,475,000	2,707,106
California HFFA Sutter Health Series A	5.00	11-15-2023	2,500,000	2,793,975
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	800,797
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	559,485
California Municipal Finance Authority Revenue Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,147,600

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
California Municipal Finance Authority Revenue HealthRight 360 Series A 144A	5.00%	11-1-2029	$1,170,000	$1,304,199
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2023	925,000	1,034,335
California Municipal Finance Authority Revenue Insured Paradise Valley Estates Project Series B1	2.25	7-1-2025	2,200,000	2,214,674
California Municipal Finance Authority Revenue Insured Paradise Valley Estates Project Series B2	2.00	7-1-2024	2,500,000	2,515,900
California Municipal Finance Authority Revenue Refunding Bond Community Medical Centers Series A	5.00	2-1-2022	1,000,000	1,058,730
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	1,962,824
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	472,812
California Municipal Finance Authority Revenue Refunding Bond HumanGood National Obligated Group	4.00	10-1-2029	1,000,000	1,022,990
California Statewide CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	903,944
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	5.50	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2021	500,000	527,725
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	430,992
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2023	500,000	562,355
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	591,905
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	606,535
California Statewide CDA Insured Viamonte Senior Living 1 Project	3.00	7-1-2025	3,000,000	3,023,250
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	289,665
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	350,991
California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	288,168
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2020	250,000	254,743
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2021	275,000	289,011
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	405,574
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	333,036
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	341,178
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	383,546
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	2,585,000	2,783,192
Washington Township CA Health Care District Revenue Refunding Bond Series A	5.00	7-1-2023	600,000	664,800
				38,884,637

Housing Revenue : 8.35%
California Department of Veterans Affairs Home Purchase Series A	3.50	12-1-2021	855,000	877,649
California HFA Home Mortgage Series A (GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	280,000	281,005
California HFA Municipal Certificates Series 2 Class A	4.00	3-20-2033	3,985,166	4,227,743
California Independent Cities Finance Authority Mobile Home Park Revenue Refunding Bond Union City Tropics	4.25	5-15-2024	745,000	783,219
California Municipal Finance Authority Housing Revenue Dino Papavero Apartments Project	1.50	6-1-2022	10,000,000	9,990,200
California Municipal Finance Authority MFHR 1 Church Street Series B	2.19	9-1-2021	10,000,000	10,031,900
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,606,100

4

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments —- March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00%	5-15-2024	$1,200,000	$1,289,484
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2025	3,435,000	3,734,189
California Municipal Finance Authority Village Grove Apartments Series A (FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,025,840
California Statewide CDA College Housing Revenue Bonds 144A	5.00	7-1-2024	500,000	516,235
California Statewide CDA Revenue Lancer Educational Student Housing Project Series A 144A	3.00	6-1-2029	750,000	685,860
Federal Home Loan Mortgage Corporation MFHR Various Certificates Relating to Municipal Securities Series M 057 Class A	2.40	10-15-2029	5,995,000	6,537,068
				42,586,492

Industrial Development Revenue : 1.31%
California Municipal Finance Authority Special Facility Revenue United Airlines Incorporated	4.00	7-15-2029	3,000,000	3,006,780
California PCFA AMT CalPlant I Project 144A	7.00	7-1-2022	500,000	274,760
San Francisco CA City and County Airports Commission International Airport Revenue AMT Special Facilities Lease SFO Fuel Company Series 2019A	5.00	1-1-2025	3,000,000	3,394,860
				6,676,400

Miscellaneous Revenue : 11.83%
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2021	1,000,000	1,064,800
Brentwood CA Infrastructure Financing Authority Subordinate Bond Series B	4.00	9-2-2021	1,135,000	1,181,138
California	5.00	9-1-2022	2,240,000	2,444,848
California Infrastructure & Economic Development Bank Refunding Bond California Academy of Sciences Project Series C (1 Month LIBOR +0.38%) ±	1.04	8-1-2047	4,000,000	4,003,080
California Public Works Board Capital Project Series G	5.00	11-1-2020	3,000,000	3,067,680
California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,640,565
California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	546,855
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2021	200,000	212,616
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	219,998
California Statewide Community Monterey County Savers Bond (BAM Insured)	5.00	8-1-2027	2,185,000	2,678,307
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project	5.00	10-1-2021	720,000	761,695
Compton CA PFA Lease 144A	4.00	9-1-2022	1,530,000	1,519,183
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	1,883,220
Desert Sands CA Unified School District Certificate of Participation (BAM Insured)	5.00	3-1-2024	1,500,000	1,705,290
Golden Empire School California Financing Authority Refunding Bond Kern High School District	5.00	5-1-2021	1,000,000	1,042,210
Inglewood CA Unified School District School Facilities Authority (AGM Insured)	5.25	10-15-2023	8,670,000	9,598,470
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	875,896
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	950,938
Lodi CA PFA Electric Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,281,456
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,923,127
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	2,035,706
Mountain HFA California Utility System Revenue Series A	5.00	12-1-2029	520,000	642,626
Mountain HFA California Utility System Revenue Series A	5.00	12-1-2030	710,000	872,235
Mountain HFA California Utility System Revenue Series A	5.00	12-1-2031	745,000	909,533

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Norwalk CA Community Facilities Financing Series A (AGM Insured)	4.00%	6-1-2020	$350,000	$351,677
Norwalk CA Community Facilities Financing Series B (AGM Insured)	4.00	6-1-2020	650,000	653,114
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District	4.00	9-2-2021	450,000	468,419
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2022	800,000	881,288
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2021	830,000	859,424
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2022	775,000	831,777
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2023	815,000	897,804
Santa Clara County CA Financing Authority Capital Projects Series A	4.00	2-1-2024	6,000,000	6,303,960
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	4.00	8-1-2020	150,000	151,409
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2021	125,000	131,351
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2022	165,000	179,868
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2023	1,280,000	1,446,656
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2024	715,000	831,638
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2025	1,575,000	1,879,810
Ventura County CA PFA Series B	5.00	11-1-2020	250,000	255,683
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2020	250,000	254,798
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2021	250,000	261,960
Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	369,039
West Sacramento CA Flood Control Agency	5.00	9-1-2020	290,000	294,800
				60,365,947

Tax Revenue : 17.46%
California School Infrastructure Financing Agency Refunding Bond (AGM Insured)	5.00	9-1-2021	1,300,000	1,371,682
California Statewide Community Facilities District #2015-01	5.00	9-1-2027	500,000	549,700
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2020	775,000	789,593
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2021	855,000	903,196
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	657,318
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2021	2,425,000	2,544,262
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2022	2,550,000	2,750,303
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,929,389
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	2,047,005
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2022	1,830,000	1,999,202
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	768,874
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	600,000	568,176
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	674,304
Dinuba CA RDA Successor Agency to Merged City Project #2 (BAM Insured)	5.00	9-1-2021	250,000	263,785
Dinuba CA RDA Successor Agency to Merged City Project #2 (BAM Insured)	5.00	9-1-2022	250,000	273,115
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2020	1,000,000	1,012,950
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2021	3,170,000	3,334,523
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2022	2,395,000	2,609,065
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,154,078
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,112,000
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	4.00	10-1-2021	770,000	803,541
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	5.00	10-1-2022	3,015,000	3,303,023
Inglewood CA Redevelopment Subordinate Refunding Bond Subordinate Lien Merged Redevelopment Project (BAM Insured)	5.00	5-1-2025	1,000,000	1,182,270

6

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments —- March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00%	7-15-2020	$320,000	$323,587
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2021	340,000	357,061
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2022	365,000	397,025
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	421,613
Jurupa CA PFA Series A	5.00	9-1-2020	750,000	761,850
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2020	1,045,000	1,061,950
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2021	565,000	596,154
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2022	615,000	671,863
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	998,229
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	480,064
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	666,660
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	650,238
Menifee CA Union School District Public Series A	4.00	9-1-2022	540,000	572,449
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	425,313
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	365,000	396,565
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	325,000	367,978
Orange County CA Development Agency Santa Ana Heights Project	5.00	9-1-2020	1,140,000	1,157,773
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2021	1,885,000	1,982,832
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2022	1,305,000	1,421,641
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	878,225
Placentia CA RDA Project (BAM Insured)	5.00	8-1-2020	600,000	607,770
Poway CA Unified School District PFA	4.00	9-15-2020	335,000	339,435
Poway CA Unified School District PFA (BAM Insured)	4.00	10-1-2020	300,000	304,362
Poway CA Unified School District PFA (BAM Insured)	4.00	10-1-2021	185,000	193,059
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,297,358
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2025	775,000	928,287
Rialto CA RDA Successor Agency to Merged Project Area	5.00	9-1-2022	475,000	518,919
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	946,256
Riverside County CA PFA Indian Wells Project Series A (AGM Insured)	5.00	9-1-2020	1,610,000	1,636,114
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	451,596
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	376,074
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2020	1,050,000	1,062,327
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2021	500,000	519,855
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	2,121,732
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,858,765
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,697,760
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2020	500,000	506,220
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2022	375,000	408,248
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Subordinate Bond Series D 144A	3.00	8-1-2021	2,555,000	2,575,900
San Jose CA Convention Center Expansion & Renovation Project	5.25	5-1-2023	1,465,000	1,530,236
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00	9-1-2021	270,000	284,888

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00%	9-1-2022	$250,000	$271,553
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2021	1,775,000	1,857,680
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2022	1,865,000	2,022,462
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	2,176,261
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding Bond (BAM Insured)	5.00	9-1-2020	1,000,000	1,016,220
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	2,000,469
Successor Agency to the Morgan Hill CA RDA Series A	5.00	9-1-2021	1,055,000	1,113,173
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	4.50	9-1-2025	160,000	180,469
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2021	310,000	326,914
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2022	300,000	327,513
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2023	265,000	298,422
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2025	150,000	172,301
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2022	445,000	485,090
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2023	470,000	528,440
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	261,622
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2023	460,000	517,196
Tracy CA Community Facilities District	4.00	9-1-2021	140,000	143,088
Tracy CA Community Facilities District	4.00	9-1-2022	180,000	186,682
Tracy CA Community Facilities District	4.00	9-1-2024	135,000	143,378
Tracy CA Community Facilities District	4.00	9-1-2025	155,000	165,777
Tracy CA Community Facilities District	5.00	9-1-2028	425,000	489,026
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,177,120
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,128,630
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2020	600,000	609,528
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2021	600,000	632,388
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2022	1,050,000	1,147,083
Val Verde CA Unified School District (BAM Insured)	4.00	10-1-2020	350,000	355,089
Val Verde CA Unified School District (BAM Insured)	4.00	10-1-2021	375,000	390,761
Val Verde CA Unified School District (BAM Insured)	5.00	10-1-2022	665,000	723,367
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	898,343
				89,101,630

Tobacco Revenue : 0.78%
Golden State Tobacco Securitization Corporation Tobacco Settlement Refunding Bond Series A1	5.00	6-1-2026	3,000,000	3,460,440
Tobacco Securitization Authority Southern CA Tobacco Settlement Revenue Refunding Bond Asset Backed Senior Series B1 Class 2	2.25	6-1-2029	500,000	497,750
				3,958,190

Utilities Revenue : 2.27%
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	2.25	7-1-2040	6,000,000	6,030,720
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	5.00	7-1-2027	1,000,000	1,045,760
Southern California Public Power Authority Refunding Bond Canyon Power Project Series B (SIFMA Municipal Swap +0.25%) ±	4.96	7-1-2040	4,000,000	4,000,240
Walnut CA Energy Center Authority Refunding Bond Series A	5.00	1-1-2021	500,000	514,615
				11,591,335

8

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments —- March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 4.17%
Eastern California Municipal Water District Refunding Bond Series C (SIFMA Municipal Swap +0.25%) ±	4.96%	7-1-2046	$3,000,000	$2,998,980
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2020	1,000,000	1,015,590
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2021	1,250,000	1,316,200
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2022	1,250,000	1,363,688
Goleta CA Water District Certificate of Participation Series A (AGM Insured)	5.00	12-1-2020	140,000	143,514
Middle Fork CA Project Finance Authority Revenue Refunding Bond	5.00	4-1-2030	1,200,000	1,353,984
Middle Fork CA Project Finance Authority Revenue Refunding Bond	5.00	4-1-2031	1,895,000	2,126,247
Oxnard CA Financing Authority Refunding Bond (AGM Insured)	5.00	6-1-2021	735,000	768,398
San Francisco City & County CA Public Utilities Commission Series C Green Bond	2.13	10-1-2048	10,000,000	10,188,200
				21,274,801

				474,817,104

Guam : 1.01%

Airport Revenue : 0.26%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	550,579
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	767,160
				1,317,739

Miscellaneous Revenue : 0.75%
Guam Education Financing Foundation Certificate of Participation Refunding Bond Series A	5.00	10-1-2023	3,840,000	3,851,213

				5,168,952

Illinois : 2.53%

Miscellaneous Revenue : 2.07%
Illinois Series D	5.00	11-1-2025	10,000,000	10,551,900

Tax Revenue : 0.46%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2025	650,000	664,723
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,677,045
				2,341,768

				12,893,668

New York : 0.98%

Industrial Development Revenue : 0.98%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	4,989,100

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Texas : 3.13%

Resource Recovery Revenue : 3.13%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.50%	4-1-2040	$15,980,000	$15,980,000

Total Municipal Obligations (Cost $505,624,086)				513,848,824

	Yield		Shares
Short-Term Investments : 0.07%

Investment Companies : 0.07%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	3.70		359,126	359,162

Total Short-Term Investments (Cost $359,137)				359,162

Total investments in securities (Cost $505,983,223)	100.79%			514,207,986
Other assets and liabilities, net	(0.79)			(4,035,247)

Total net assets	100.00%			$510,172,739

%%	Security purchased on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association

10

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	398,366	126,640,463	(126,679,703)	359,126	$359,162	0.07%

Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$513,848,824	$0	$513,848,824
Short-term investments
Investment companies	359,162	0	0	359,162

Total assets	$359,162	$513,848,824	$0	$514,207,986

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.50%

California : 95.65%

Airport Revenue : 4.77%
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00%	12-31-2043	$5,730,000	$6,107,779
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	4.00	5-15-2044	3,500,000	3,779,895
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	5.00	5-15-2047	5,000,000	5,701,300
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2037	7,300,000	8,363,537
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,427,920
San Diego County CA Regional Airport Authority Airport Revenue Refunding Subordinated Bond Series A	5.00	7-1-2049	3,000,000	3,643,980
San Francisco City & County Airport Commission San Francisco International Airport Series A	5.00	5-1-2047	7,715,000	8,660,396
San Francisco City & County Airport Commission San Francisco International Airport Series E	5.00	5-1-2050	5,000,000	5,762,550
San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	4,448,720
San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	2,034,183
				51,930,260

Education Revenue : 5.47%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,966,738
California Municipal Finance Authority Education Revenue Literacy First Charter School	5.00	12-1-2049	1,390,000	1,474,595
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	400,000	401,944
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	1,025,000	1,074,651
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,645,079
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,075,780
California Municipal Finance Authority Charter School Revenue John Dams Academics Lincoln 144A	5.00	10-1-2049	1,525,000	1,391,608
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	660,156
California Municipal Financing Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,260,575
California Municipal Financing Authority Charter School Revenue Palmdale Aerospace Academy Series A 144A	5.00	7-1-2049	1,800,000	1,778,040
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	1,008,920
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	1,004,710
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	481,113
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,611,683
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,067,440
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	939,755
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	2,037,252
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,192,635
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	2,938,566
California Statewide CDA School Facility Alliance for College-Ready Public Schools	6.75	7-1-2031	1,625,000	1,737,954
California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	8,733,120
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	7,463,360

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo California Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
University of California Series AI	5.00%	5-15-2038	$2,000,000	$2,189,260
University of California Series K	4.00	5-15-2046	5,295,000	5,780,816
University of California Series M	4.00	5-15-2047	6,000,000	6,619,800
				59,535,550

GO Revenue : 30.72%
Alhambra CA Unified School District Election of 2008 Series B (AGM Insured)	6.00	8-1-2029	4,100,000	4,369,657
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25	8-1-2037	1,620,000	1,790,116
Antelope Valley CA Community College District Election of 2016 Series B	3.00	8-1-2050	4,500,000	4,606,380
Antelope Valley CA Community College District Election of 2016 Series B	4.00	8-1-2045	3,050,000	3,510,459
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,234,559
Beaumont CA Unified School District Election of 2008 Series D (BAM Insured)	5.25	8-1-2044	2,000,000	2,372,620
Cabrillo CA Unified School District CAB Series A (Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,474,155
California	5.25	11-1-2040	3,000,000	3,059,820
California Statewide Series B (1 Month LIBOR +0.76%) ±	1.82	12-1-2031	2,500,000	2,502,000
California Various Purposes	5.00	9-1-2029	1,475,000	1,558,633
California Various Purposes	5.00	9-1-2032	5,100,000	5,719,548
California Various Purposes	5.00	2-1-2038	5,000,000	5,492,750
California Various Purposes	5.00	10-1-2039	5,000,000	5,877,200
California Various Purposes	5.00	8-1-2046	10,000,000	11,728,400
California Various Purposes	5.00	4-1-2049	2,500,000	3,031,575
California Various Purposes	5.25	9-1-2028	5,000,000	5,290,050
California Various Purposes	5.25	4-1-2035	12,640,000	13,540,600
California Various Purposes	5.60	3-1-2036	295,000	295,882
California Various Purposes Refunding Bond	5.00	9-1-2035	35,000,000	41,905,834
Center Unified School District California CAB Series C (National Insured) ¤	0.00	9-1-2021	5,000,000	4,903,550
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,890,600
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,257,980
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,470,280
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	1,125,000
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2024	1,000,000	935,580
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	2,262,400
Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,669,055
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,567,052
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2027	8,385,000	7,330,251
Escondido CA Union School District	4.00	8-1-2043	2,150,000	2,350,359
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,253,160
Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	6,739,380
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2036	200,000	233,612
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2038	500,000	581,460
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,403,900
Long Beach CA Unified School District Election of 2008 Series F	3.00	8-1-2047	15,000,000	15,079,650
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	95,310
Los Angeles CA Community College District Refunding Bond	4.00	8-1-2038	10,000,000	11,105,400
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,618
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,143,810
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,579,244
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,516,684
Natomas CA Unified School District Series 1999 (National Insured)	5.95	9-1-2021	170,000	176,836
New Haven CA Unified School District Election of 2014 Series C	3.00	8-1-2049	2,750,000	2,807,145

2

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
New Haven CA Unified School District Election of 2014 Series C	4.00%	8-1-2044	$1,250,000	$1,398,388
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,430,685
Oakland CA Unified School District Alameda	5.00	8-1-2029	10,125,000	12,024,450
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	500,000	554,110
Oakland CA Unified School District Election of 2012	6.63	8-1-2038	7,750,000	8,317,068
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,500,000	4,016,635
Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00	8-1-2034	1,695,000	1,966,556
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,862,588
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	1,835,875
Piedmont CA Unified School District Election 2016	3.00	8-1-2049	10,325,000	10,562,269
Pomona CA Unified School District Series A (National Insured)	6.55	8-1-2029	1,480,000	1,897,922
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,696,392
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,975,882
Sacramento CA Unified School District Election of 2012 Series A (BAM Insured)	5.25	8-1-2033	1,000,000	1,111,510
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	3,179,219
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,391,260
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	9,180,880
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,515,760
San Diego CA Unified School District	4.00	7-1-2047	2,025,000	2,237,402
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,960,928
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,910,012
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,639,968
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,770,746
San Jose CA Unified School District Santa Clara County	4.00	8-1-2042	4,000,000	4,545,760
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2033	7,000,000	2,596,370
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2036	11,130,000	3,220,577
San Mateo County CA Jefferson Union High School District Prerefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	6,915,000	2,358,568
San Mateo County CA Jefferson Union High School District Unrefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	2,990,000	1,019,171
San Rafael CA City High School District CAB Election of 2002 Series B (National Insured) ¤	0.00	8-1-2023	1,260,000	1,205,354
Sanger CA Unified School District Refunding Bond (National Insured)	5.60	8-1-2023	405,000	425,582
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2038	15,000,000	9,284,400
Santa Rosa CA High School District Prerefunded Bond	5.00	8-1-2024	750,000	817,290
Santa Rosa CA High School District Unrefunded Bond	5.00	8-1-2024	255,000	275,642
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,162,940
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,726,020
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,994,458
Simi Valley CA Unified School District	4.00	8-1-2048	3,250,000	3,574,838
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	898,192
South Pasadena CA Unified School District Series A (FGIC Insured)	5.55	11-1-2020	115,000	117,980
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,151,311
Tulare CA Local Health Care District Refunding Bond (BAM Insured)	4.00	8-1-2039	1,850,000	2,139,544
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,735,365
West Contra Costa CA Unified School District (AGM Insured)	5.25	8-1-2024	1,350,000	1,418,067
West Contra Costa CA Unified School District CAB Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,415,956
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2021	6,000,000	5,905,980
Wiseburn CA School District CAB (AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,348,756
				334,618,180

3

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo California Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue : 14.73%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured O’Connor Woods Project	5.00%	1-1-2043	$5,000,000	$5,450,350
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Odd Fellows Home of California Series A	5.00	4-1-2042	1,100,000	1,197,196
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	3,000,000	3,061,200
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,653,580
California HFFA LA Biomedical Research Institute at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	7,133,344
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2030	1,830,000	2,162,310
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2035	1,000,000	1,168,340
California HFFA Nevada Methodist Homes (California Mortgage Insured)	5.00	7-1-2045	4,500,000	5,181,705
California HFFA Refunding Bond Cedars Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	11,763,045
California HFFA Refunding Bond Children’s Hospital Series A	5.00	8-15-2047	10,050,000	11,720,310
California HFFA Revenue City of Hope	5.00	11-15-2049	2,000,000	2,258,320
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	8,000,000	8,793,600
California HFFA Sutter Health Series B	5.00	11-15-2046	5,000,000	5,733,200
California HFFA Sutter Health Series D	5.25	8-15-2031	3,100,000	3,267,245
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,212,690
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A	5.00	2-1-2047	6,625,000	7,326,190
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,522,738
California Municipal Finance Authority Revenue Healthright 360 Series A 144A	5.00	11-1-2049	1,000,000	1,050,120
California Municipal Finance Authority Revenue Refunding Bond Humangood Obligation Group	5.00	10-1-2044	5,000,000	5,219,600
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	569,490
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	5,265,000	5,913,385
California State Health Facilities Financing Authority	4.00	11-15-2048	5,000,000	5,603,900
California State Health Facilities Financing Authority	4.00	11-1-2051	3,000,000	3,285,510
California State Municipal Finance Authority Revenue	5.00	7-1-2039	1,000,000	1,242,660
California State Municipal Finance Authority Revenue	5.00	7-1-2049	2,650,000	3,226,216
California State Municipal Finance Authority Senior Living Revenue	5.00	11-15-2049	1,125,000	1,207,541
California Statewide CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,888,800
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2033	1,650,000	1,949,904
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2035	1,000,000	1,176,260
California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2038	2,000,000	2,336,740
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,478,364
California Statewide CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,676,220
California Statewide CDA Revenue Refunding Bond Adventist Health System West Series A	5.00	3-1-2048	5,000,000	5,955,250
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	860,307
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	612,790
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	549,788
Palomar Health CA Refunding Bond	5.00	11-1-2042	4,000,000	4,619,040
San Buenaventura CA Community Mental Health System	8.00	12-1-2031	1,615,000	1,766,503
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	8,753,000
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,531,432
University of California Regents Medical Center Series L	4.00	5-15-2044	4,065,000	4,355,810
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,436,879
Washington Township CA Health Care District Series A	5.00	7-1-2026	1,190,000	1,384,815
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	1,158,970
				160,414,657

Housing Revenue : 4.52%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	6,200,000	6,247,492
California Community Housing Agency Essential Housing Revenue Verdant at Green Valley Series A 144A	5.00	8-1-2049	3,000,000	3,022,050

4

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
California Community Housing Agency Workforce Apartments Series A 144A	5.00%	4-1-2049	$3,000,000	$3,021,570
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	6,600,431	7,002,199
California Housing Finance Agency Municipal Certificate of Participation Series 2019-1 Class A	4.25	1-15-2035	4,959,556	5,316,197
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	572,055
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC West Village Projects	5.00	5-15-2051	6,700,000	7,067,428
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2029	625,000	699,338
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2052	5,650,000	5,984,480
California Statewide CDA College Housing Series 2019 144A	5.25	7-1-2049	2,000,000	2,036,500
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25	11-15-2035	1,500,000	1,682,760
California Statewide CDA 144A	5.00	6-1-2051	1,440,000	1,444,104
Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (GNMA Insured)	7.75	5-1-2022	75,000	79,713
Independent Cities California Finance Authority Mobile Home Park Revenue	5.00	5-15-2048	2,000,000	2,202,120
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,101,620
Independent Cities California Finance Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,721,882
				49,201,508

Industrial Development Revenue : 0.12%
California PCFA Solid Waste Disposal Revenue AMT Green Subordinated Bond Calplant I Project 144A	7.50	12-1-2039	1,000,000	230,000
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	2,000,000	1,096,300
				1,326,300

Miscellaneous Revenue : 14.64%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,131,821
Anaheim CA PFA CAB Subordinate Lien Bond Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2025	10,000,000	9,220,800
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,380,100
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	3,000,000	3,362,490
California Enterprise Development Authority Lease Revenue Riverside County Library Facilities Project	4.00	11-1-2049	1,900,000	2,085,478
California Infrastructure & Economic Development Bank Lease Revenue	5.00	8-1-2044	4,000,000	4,869,240
California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,153,440
California Public Works Board California State University Projects Series B-1	5.70	3-1-2035	2,210,000	2,216,895
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,612,430
California Public Works Board Judicial Council Projects Series D	5.25	12-1-2025	4,000,000	4,274,240
California Public Works Board Various Capital Projects Series A	5.00	4-1-2037	4,925,000	5,227,888
California Public Works Board Various Capital Projects Series G	5.00	11-1-2037	23,000,000	24,798,600
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,283,160
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	9,850,000	10,505,222
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25	10-1-2027	1,040,000	1,043,484
California Statewide Communities Series A	5.00	9-2-2047	2,000,000	2,194,800
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	3,800,000	3,578,118
Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	2,000,000	1,871,300
Emeryville CA PFA Assessment District Refinancing	5.90	9-2-2021	400,000	401,008
Fullerton CA Joint Union High School Project Certificate of Participation (BAM Insured)	5.00	9-1-2035	1,385,000	1,608,442
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	827,551

5

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo California Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00%	9-2-2026	$400,000	$452,320
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,500,000	1,610,610
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Ambac Insured)	5.00	9-1-2025	2,310,000	2,317,277
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	3,285,311
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	4,086,320
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,747,376
Mountain House CA Financing Authority Utility System Revenue Series A	5.00	12-1-2034	535,000	640,561
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (National Insured) ¤	0.00	6-1-2026	10,000,000	9,025,700
Riverside County CA Public Financing County Facilities Projects ##	4.00	5-1-2020	795,000	796,868
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2035	1,300,000	1,533,571
Sacramento CA City Financing Authority Series A (Ambac Insured)	5.40	11-1-2020	470,000	481,769
Sacramento CA City School Joint Refunding Bond Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,397,586
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,194,276
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,912,015
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	500,890
San Mateo Foster City CA Public Financing Authority Revenue Sanitary Mateo Street & Flood Control Projects	4.00	5-1-2045	2,000,000	2,197,160
San Mateo Foster City CA Public Financing Authority Revenue Sanitary Mateo Street & Flood Control Projects	4.00	5-1-2048	1,750,000	1,914,973
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2037	250,000	267,785
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2042	625,000	667,319
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2047	1,000,000	1,064,550
Simi Valley CA Unified School District Capital Improvement Projects (Ambac Insured)	5.25	8-1-2022	1,330,000	1,368,663
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	672,117
Sutter Butte CA Flood Control Agency (BAM Insured)	5.00	10-1-2040	3,545,000	4,092,667
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	6,162,002
Union Sanitary District CA Financing Authority Revenue Series A	3.00	9-1-2045	2,500,000	2,576,175
Union Sanitary District CA Financing Authority Revenue Series A	3.00	9-1-2050	3,000,000	3,068,250
Upland CA Certificate of Participation San Antonio Regional Hospital	5.00	1-1-2047	1,955,000	2,144,420
Ventura County CA PFA Series A	5.00	11-1-2038	4,250,000	4,613,375
				159,438,413

Tax Revenue : 10.80%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2043	750,000	826,883
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2048	1,100,000	1,208,592
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2043	750,000	826,883
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2048	1,035,000	1,130,148
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	4,158,452
California Statewide CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,560,395
California Statewide Communities Development Authority Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,542,150
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (BAM Insured)	5.25	9-1-2047	5,000,000	5,979,250
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,657,162
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	1,004,142
Chino CA Community Facilities District Special Tax #2003-3 Improvement Area #7	5.00	9-1-2048	2,500,000	2,759,550
Chula Vista CA Community Facilities District Special Tax #16I Improvement Area #1	5.00	9-1-2043	500,000	548,635

6

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Chula Vista CA Community Facilities District Special Tax #16I Improvement Area #1	5.00%	9-1-2048	$1,000,000	$1,099,240
Compton CA Community College RDA Project 2nd Lien Series A ##	5.00	8-1-2020	1,140,000	1,149,952
Corona CA Community Facilities District #2018-1 (Improvement Area Number 1) 2018 Special Tax Bond Series A	5.00	9-1-2048	1,000,000	1,081,380
Corona Norco CA Unified School Districts Special Tax Community Facilities District #16-1	5.00	9-1-2048	1,500,000	1,646,505
Dinuba CA RDA Merged City Redevelopment Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,726,470
Elk Grove CA Financing Authority Special Tax Refunding Bond (BAM Insured)	5.00	9-1-2038	1,500,000	1,741,155
Folsom Ranch Financing Authority California Facilities District #20 Russell	5.00	9-1-2048	1,650,000	1,802,543
Folsom Ranch Financing Authority California Special Tax Revenue Community Facilities District Number 19 Manginii	5.00	9-1-2049	1,000,000	1,100,890
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	2,884,356
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2034	500,000	602,925
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2038	305,000	363,215
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,484,680
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,714,980
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,860,499
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,433,820
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,985,667
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,685,800
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	1,950,000	2,126,924
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	2,146,293
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,774,383
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,190,000	1,306,227
Riverside County CA Community Facilities Districts Special Tax #05-8	5.00	9-1-2048	1,600,000	1,747,088
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	3,000,000	3,277,350
Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	4,376,363
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,314,072
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	980,000	1,060,438
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,190,000	1,273,479
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) ¤	0.00	9-1-2023	885,000	842,786
San Diego CA RDA Naval Training Center Series A	5.00	9-1-2025	575,000	584,275
San Diego County CA Regional Transportation Commission Sales Tax Revenue Series A	4.00	4-1-2048	3,000,000	3,398,130
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,812,500
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,767,060
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	4,000,000	3,010,360
San Marcos CA Unified School District Special Tax Community Facilities District #4 (BAM Insured)	5.00	9-1-2034	1,705,000	1,962,421
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,479,411
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,517,099
Santa Ana CA Community Redevelopment Merged Project Area Series A	6.00	9-1-2022	2,000,000	2,090,540
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (National Insured)	5.00	6-1-2033	1,325,000	1,575,544

7

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo California Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00%	9-1-2033	$340,000	$380,538
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	439,564
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	276,883
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	273,423
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	3,018,593
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	811,178
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,067,850
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,176,690
Union City CA Community RDA Successor Agency to Union City Community Redevelopment Project (AGC Insured)	5.25	10-1-2033	8,000,000	8,169,040
				117,622,821

Tobacco Revenue : 0.48%
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	2,000,000	2,333,680
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-2	5.00	6-1-2047	3,000,000	2,878,560
				5,212,240

Transportation Revenue : 2.27%
Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,232,500
Bay Area CA Toll Authority Toll Bridge Series S-H	5.00	4-1-2049	8,000,000	9,795,520
Foothill-Eastern Corridor CA Transportation Agency Subordinated Bond Series B-3	5.50	1-15-2053	8,000,000	8,432,880
San Diego CA RDA Centre City Subordinate Refunding Bond Parking Series B	5.30	9-1-2020	1,060,000	1,063,593
San Francisco CA Municipal Transportation	5.00	3-1-2039	3,000,000	3,253,020
				24,777,513

Utilities Revenue : 4.10%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,792,050
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	4,345,658
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,232,600
Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,934,075
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	14,137,294
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	5,529,080
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	1,045,000	1,260,991
Northern California Power Agency Public Power Prerefunded Bond (Ambac Insured)	7.50	7-1-2023	30,000	31,771
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	519,838
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	2,154,864
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,135,160
Turlock CA Irrigation District Refunding Bond Subordinate First Priority	5.50	1-1-2041	2,000,000	2,059,780
Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,570,008
				44,703,169

Water & Sewer Revenue : 3.03%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,407,520
Bakersfield CA Wastewater Revenue Refunding Series A %%	5.00	9-15-2032	1,615,000	2,117,733
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,622,380
Compton CA Sewer Revenue	6.00	9-1-2039	1,775,000	1,777,947
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,273,060

8

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (National Insured)	5.00%	9-1-2032	$2,000,000	$2,284,460
Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,564,040
Pico Rivera CA Water Authority Series A	6.25	12-1-2032	3,710,000	3,748,881
San Buenaventura CA Public Facilities Financing Authority Series B	5.00	7-1-2042	4,000,000	4,288,760
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,753,575
Vallejo CA Refunding Bond	5.25	5-1-2031	1,000,000	1,123,730
				32,962,086

				1,041,742,697

Guam : 0.63%

Airport Revenue : 0.11%
Guam Port Authority AMT Series A	5.00	7-1-2048	1,235,000	1,188,428

Tax Revenue : 0.09%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,004,940

Water & Sewer Revenue : 0.43%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,533,690
Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,176,438
				4,710,128

				6,903,496

Illinois : 0.97%

Miscellaneous Revenue : 0.97%
Illinois Series D	5.00	11-1-2025	10,000,000	10,551,900

New York : 0.46%

Industrial Development Revenue : 0.46%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	4,989,100

Ohio : 0.05%

Tobacco Revenue : 0.05%
Buckeye OH Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	5,000,000	551,650

Texas : 0.74%

Resource Recovery Revenue : 0.74%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	1.50	4-1-2040	7,500,000	7,500,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	1.54	4-1-2040	500,000	500,000
				8,000,000

Total Municipal Obligations (Cost $1,003,612,801)				1,072,738,843

			Shares
Closed End Municipal Bond Fund Obligations : 0.46%
Nuveen California AMT-Free Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series A 1.88% 144A			5,000,000	5,000,000

Total Closed End Municipal Bond Fund Obligations (Cost $5,000,000)				5,000,000

9

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo California Tax-Free Fund

	Yield	Shares	Value
Short-Term Investments : 0.03%

Investment Companies : 0.03%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##	3.70%	349,456	$349,490

Total Short-Term Investments (Cost $349,490)			349,490

Total investments in securities (Cost $1,008,962,291)	98.99%		1,078,088,333
Other assets and liabilities, net	1.01		11,030,343

Total net assets	100.00%		$1,089,118,676

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Swiss franc
FGIC	Financial Guaranty Insurance Corporation
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority

10

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	207,750	156,323,671	(156,181,965)	349,456	$349,490	0.03%

Wells Fargo California Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,072,738,843	$0	$1,072,738,843
Closed end municipal bond fund obligations	0	5,000,000	0	5,000,000
Short-term investments
Investment companies	349,490	0	0	349,490

Total assets	$349,490	$1,077,738,843	$0	$1,078,088,333

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.39%

Alabama : 1.71%

Tax Revenue : 0.74%
Alabama Federal Aid Highway Finance Authority Series A	5.00%	9-1-2035	$4,995,000	$5,940,504

Utilities Revenue : 0.73%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	3,000,000	3,033,240
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	1.91	6-1-2049	2,925,000	2,900,927

				5,934,167

Water & Sewer Revenue : 0.24%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,104,908
Jefferson County AL Sewer Revenue Senior Lien (AGM Insured)	5.50	10-1-2053	760,000	852,097

				1,957,005

				13,831,676

Alaska : 0.26%

Health Revenue : 0.26%
Alaska Industrial Development & Export Authority Series A	5.00	10-1-2032	1,740,000	2,137,068

Arizona : 2.77%

Education Revenue : 1.70%
Arizona Industrial Development Authority Education Revenue Candeo Schools Incorporate Project Series A (South Dakota Credit Program Insured)	4.00	7-1-2047	650,000	677,183
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	535,000	542,907
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	570,000	542,555
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	925,540
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	2,864,100
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	632,682
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	285,000	300,470
Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	400,000	401,944
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,058,210
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	916,769
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,199,845
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	580,000	577,048
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,025,000	1,009,810
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	1,958,280
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	145,000	145,581

				13,752,924

GO Revenue : 0.06%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	502,210

Miscellaneous Revenue : 0.27%
Phoenix AZ Civic Improvement Corporation Rental Car Facility Charge Revenue Series A	4.00	7-1-2045	2,000,000	2,161,600

Resource Recovery Revenue : 0.28%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	2,300,000	2,319,435

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.17%
City of San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00%	7-1-2038	$1,200,000	$1,352,028

Utilities Revenue : 0.29%
Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,389,266

				22,477,463

California : 2.68%

Airport Revenue : 1.37%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	11,075,100

Education Revenue : 0.27%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,075,780
University of California Series AI	5.00	5-15-2038	1,000,000	1,094,630

				2,170,410

GO Revenue : 0.12%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	404,475
Hawthorne CA School District CAB Series C (National Insured) ¤	0.00	11-1-2025	100,000	90,186
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	486,428

				981,089

Health Revenue : 0.30%
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	1,000,000	1,099,200
California Statewide CDA Sutter Health Series A	6.00	8-15-2042	100,000	101,845
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	150,000	154,382
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	876,424
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	242,585

				2,474,436

Housing Revenue : 0.13%
California Community Housing Agency Essential Housing Revenue Verdant At Green Valley Series A 144A	5.00	8-1-2049	500,000	503,675
California HFA Municipal Certificates Series 2 Class A	4.00	3-20-2033	498,146	528,468

				1,032,143

Industrial Development Revenue : 0.18%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	7.50	12-1-2039	3,000,000	690,000
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,430,000	783,855

				1,473,855

Miscellaneous Revenue : 0.24%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,120,830
Palo Alto CA Improvement Bond Act of 1915	4.00	9-2-2020	240,000	242,923
San Diego CA Public Financing Authority Capital Improvement Project Series B	5.00	10-15-2029	500,000	602,120

				1,965,873

Water & Sewer Revenue : 0.07%
Los Angeles CA Department of Water & Power Series A	5.00	7-1-2039	500,000	570,150

				21,743,056

2

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado : 2.25%

Education Revenue : 0.39%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00%	12-15-2037	$1,490,000	$1,418,152
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	445,000	477,311
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,226,790

				3,122,253

GO Revenue : 0.52%
Aviation Station North Metropolitan District #2 Limited Series A	5.00	12-1-2039	750,000	708,683
Broadway Station Metropolitan District #3	5.00	12-1-2039	750,000	718,253
Colorado Aviation Station North Metropolitan District #2 Refunding Bond & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	773,067
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	657,378
Thompson Crossing Metropolitan District #4	5.00	12-1-2039	1,400,000	1,358,980

				4,216,361

Health Revenue : 0.67%
Colorado Health Facility Authority Hospital Revenue Series A	4.00	11-15-2043	2,000,000	2,159,760
Colorado Health Facility Authority Hospital Revenue Series A	5.00	8-1-2039	3,000,000	3,260,820

				5,420,580

Industrial Development Revenue : 0.31%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bond Series 2016	5.00	12-1-2033	2,500,000	2,539,000

Miscellaneous Revenue : 0.36%
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	1,000,000	1,122,700
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,802,640

				2,925,340

				18,223,534

Connecticut : 0.50%

GO Revenue : 0.38%
Hamden CT (BAM Insured)	5.00	8-15-2024	450,000	517,914
Hamden CT (BAM Insured)	5.00	8-15-2025	275,000	315,120
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,234,933

				3,067,967

Health Revenue : 0.12%
Connecticut HEFA Revenue Nuvance Health Series A	4.00	7-1-2041	860,000	959,528

				4,027,495

Delaware : 0.19%

Education Revenue : 0.19%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,539,855

District of Columbia : 0.04%

Education Revenue : 0.00%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	20,000	20,053

3

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.04%
District of Columbia Association of American Medical Colleges Series A	5.00%	10-1-2024	$270,000	$304,441

				324,494

Florida : 4.22%

Airport Revenue : 2.48%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	5,055,570
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2039	3,620,000	4,043,685
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	3,207,173
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,667,485
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,132,350

				20,106,263

Education Revenue : 0.47%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,105,550
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,240,564
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,437,765

				3,783,879

Health Revenue : 0.22%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,572,030
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	200,000

				1,772,030

Miscellaneous Revenue : 0.48%
CityPlace Florida Community Development District	5.00	5-1-2022	500,000	534,070
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,405,450

				3,939,520

Transportation Revenue : 0.57%
Florida State Department of Transportation Sunshine Bridge (AGM Insured)	4.00	7-1-2037	4,000,000	4,605,600

				34,207,292

Georgia : 3.08%

Energy Revenue : 0.25%
Municipal Electric Authority of Georgia Series A	5.00	1-1-2036	800,000	917,256
Municipal Electric Authority of Georgia Project I Series A	5.00	1-1-2044	1,000,000	1,129,790

				2,047,046

Health Revenue : 0.14%
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,171,050

Industrial Development Revenue : 0.01%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	57,778

Utilities Revenue : 2.68%
Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	2.40	1-1-2038	4,000,000	4,000,000

4

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25%	10-1-2032	$1,000,000	$983,730
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	5,000,000	5,012,950
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	4,000,000	4,129,400
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,700,000	2,781,432
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	1.81	4-1-2048	4,800,000	4,777,872

				21,685,384

				24,961,258

Guam : 0.24%

Tax Revenue : 0.05%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	366,803

Utilities Revenue : 0.06%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	508,940

Water & Sewer Revenue : 0.13%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2021	550,000	559,004
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	513,590

				1,072,594

				1,948,337

Hawaii : 0.27%

Airport Revenue : 0.27%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,209,080

Idaho : 0.22%

Education Revenue : 0.22%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	1,000,000	1,053,950
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	440,000	443,419
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	250,000	250,243

				1,747,612

Illinois : 17.83%

Airport Revenue : 1.72%
Chicago IL Midway Airport Second Lien Refunding Bond Series A	5.50	1-1-2031	4,500,000	4,901,085
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,000,000	1,003,190
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,350,000	1,354,307
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,100,000	1,174,921
Chicago IL O’Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,240,400
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,614,885
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	1,000,000	1,076,100
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	542,425

				13,907,313

5

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.33%
Illinois Finance Authority Wesley University	5.00%	9-1-2036	$2,345,000	$2,663,850

GO Revenue : 5.66%
Bureau County IL Township High School District #502 Series A (BAM Insured)	6.25	12-1-2033	750,000	885,053
Chicago IL Board of Education Series A (National Insured)	5.25	12-1-2021	2,555,000	2,693,609
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	6,000,000	4,750,440
Chicago IL CAB Series C ¤	0.00	1-1-2021	610,000	595,744
Chicago IL City Colleges Capital Improvement Project CAB (National Insured) ¤	0.00	1-1-2031	800,000	537,912
Chicago IL Emergency Telephone System Project (National Insured)	5.50	1-1-2023	555,000	585,531
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,353,859
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,111,770
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,109,610
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,357,153
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,102,860
Chicago IL Park District Unlimited Tax Refunding Bond Series 2016A	5.00	11-15-2028	1,655,000	1,869,174
Chicago IL Park District Unlimited Tax Refunding Bond Series 2016E	5.00	11-15-2029	1,735,000	1,956,143
Chicago IL Refunding Bond Series A	5.00	1-1-2030	2,000,000	2,072,060
Chicago IL Series A	6.00	1-1-2038	2,500,000	2,680,950
Chicago IL Series C	4.00	1-1-2021	750,000	765,788
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	600,264
Cook County IL School District #159 (AGM Insured) ¤	0.00	12-1-2023	615,000	581,993
Cook County IL Series A	5.00	11-15-2020	770,000	777,646
Illinois (AGM Insured)	5.00	1-1-2023	820,000	820,754
Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,177,550
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	2,000,000	2,040,160
Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	1,969,427
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,119,990
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,903,983
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	571,160
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2027	1,030,000	864,026
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2028	475,000	385,667
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,625,000	1,099,508
Will County IL Lincoln-Way Community High School District #210 Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,314,520
Will County IL Lincoln-Way Community High School District #210 Series A	5.00	1-1-2030	1,000,000	1,062,330
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,177,178

				45,893,812

Miscellaneous Revenue : 2.13%
Chicago IL Board of Education Series C	5.00	12-1-2021	2,000,000	2,020,760
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,282,000	2,258,587
Cook County IL Township High School District #227 Rich Township Series A	1.38	12-1-2040	4,000,000	3,986,280
Illinois	5.00	5-1-2025	870,000	906,671
Illinois	5.50	7-1-2025	1,250,000	1,311,213
Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	5,000	5,363
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	340,000	346,338
Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	526,997
Illinois Refunding Bond Series 2016	5.00	2-1-2026	3,000,000	3,154,770
Illinois Series 2013	5.50	7-1-2038	1,000,000	1,020,390
Illinois State Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,045,680
Illinois University Certificate of Participation Capital Improvement Project	4.25	4-1-2020	715,000	715,000

				17,298,049

6

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 5.07%
Chicago IL Sales Tax	5.00%	1-1-2031	$4,525,000	$5,325,246
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,277,527
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,647,913
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,009,990
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,573,588
Illinois Sales Tax Revenue Second Series (National Insured)	5.75	6-15-2020	1,005,000	1,012,769
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,015,160
Illinois Series A	4.00	1-1-2029	1,000,000	970,400
Illinois Series A	5.00	1-1-2027	2,000,000	2,027,520
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,848,575
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,703,145
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	11,000,000	7,851,470
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	1,950,000	1,474,512
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,325,228
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,021,540
Sales Tax Securitization Corporation IL Second Lien Sales Tax	4.00	1-1-2038	1,000,000	1,030,700

				41,115,283

Tobacco Revenue : 0.42%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,398,910

Transportation Revenue : 0.64%
Illinois Toll Highway Authority	5.00	1-1-2031	1,500,000	1,890,990
Illinois Toll Highway Authority Series B	5.00	1-1-2028	1,810,000	2,173,774
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,000,000	1,096,300

				5,161,064

Water & Sewer Revenue : 1.86%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,955,000	2,185,045
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,058,450
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	2,981,810
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,123,588
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,701,823
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012	4.00	11-1-2020	770,000	780,811
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,077,850
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,179,150

				15,088,527

				144,526,808

Indiana : 2.38%

Health Revenue : 1.60%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	6,035,950
Indiana HEFA Series 2006B	1.75	11-15-2031	7,000,000	6,965,210

				13,001,160

Industrial Development Revenue : 0.13%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,028,570

Miscellaneous Revenue : 0.48%
Indiana Finance Authority Series M	5.00	7-1-2029	605,000	657,925
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,192,907

				3,850,832

7

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.17%
Indiana Finance Authority Wastewater Utility Project Series A	5.25%	10-1-2031	$1,310,000	$1,387,172

				19,267,734

Iowa : 0.74%

Industrial Development Revenue : 0.62%
Iowa Finance Authority Midwestern EDA CJ Bio America Incorporated Project (Korea Development Bank LOC) ø	4.95	4-1-2022	5,000,000	5,000,000

Miscellaneous Revenue : 0.12%
Coralville IA Certificate of Participation	4.00	6-1-2020	500,000	500,375
Coralville IA Certificate of Participation	4.00	6-1-2021	500,000	502,270

				1,002,645

				6,002,645

Kansas : 1.15%

Miscellaneous Revenue : 0.38%
Overland Park Kansas Development Corporation Revenue	5.00	3-1-2037	3,070,000	3,114,822

Tax Revenue : 0.77%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,750,000	6,242,985

				9,357,807

Kentucky : 3.33%

Transportation Revenue : 0.11%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	923,440

Utilities Revenue : 3.22%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,020,000	9,393,067
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	6,500,000	6,505,915
Kentucky Public Energy Authority Gas Supply Series C1	4.00	2-1-2050	8,000,000	8,395,280
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,793,865

				26,088,127

				27,011,567

Louisiana : 0.45%

Industrial Development Revenue : 0.10%
St. John the Baptist Parish Louisiana Series A	2.20	6-1-2037	1,000,000	804,390

Water & Sewer Revenue : 0.35%
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2033	500,000	579,225
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2034	500,000	577,185
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2035	500,000	574,965
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2036	565,000	647,513
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2037	415,000	473,959

				2,852,847

				3,657,237

8

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maine : 0.04%

Airport Revenue : 0.04%
Portland ME General Airport	5.00%	7-1-2022	$150,000	$161,174
Portland ME General Airport	5.00	7-1-2023	175,000	193,198

				354,372

Maryland : 1.14%

Airport Revenue : 0.46%
Maryland State Economic Development Corporation	4.00	7-1-2039	1,100,000	1,137,906
Maryland State Economic Development Corporation	4.00	7-1-2044	750,000	765,353
Maryland State Economic Development Corporation	5.00	7-1-2024	645,000	701,650
Maryland State Economic Development Corporation	5.00	7-1-2027	800,000	902,968
Maryland State Economic Development Corporation	5.00	7-1-2029	220,000	253,526

				3,761,403

Education Revenue : 0.68%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	1,007,610
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,589,130
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	2,904,835

				5,501,575

				9,262,978

Massachusetts : 0.91%

Health Revenue : 0.69%
Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00	7-1-2038	5,000,000	5,630,100

Tax Revenue : 0.22%
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,742,112

				7,372,212

Michigan : 6.18%

Education Revenue : 1.36%
Michigan Public Educational Facilities Authority Bradford Academy Project	8.00	9-1-2021	55,000	42,900
Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010	6.00	6-1-2020	105,000	104,817
Michigan State University Board of Trustees Series 2005 (Royal Bank of Canada SPA) ø	4.98	2-15-2034	10,000,000	10,000,000
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	485,000	436,500
Western Michigan University	5.25	11-15-2031	400,000	451,288

				11,035,505

9

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.10%
Wayne County MI Building Improvement Series A	6.75%	11-1-2039	$830,000	$831,444

Health Revenue : 1.49%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	12,092,520

Miscellaneous Revenue : 0.27%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	2,213,400

Tax Revenue : 0.64%
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	4,000,000	4,360,160
Taylor MI Tax Increment Refunding Bond Series B (AGM Insured)	4.00	5-1-2020	785,000	786,766

				5,146,926

Water & Sewer Revenue : 2.32%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	4,197,204
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,410,120
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,495,960
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,517,240
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,134,570

				18,755,094

				50,074,889

Minnesota : 0.06%

Education Revenue : 0.06%
Independence MN Charter School Lease Series A	4.25	7-1-2026	495,000	477,571

Mississippi : 0.80%

Miscellaneous Revenue : 0.55%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,430,793
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	1,000,000	1,080,990

				4,511,783

Resource Recovery Revenue : 0.25%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	2,004,220

				6,516,003

Missouri : 0.85%

Health Revenue : 0.13%
Missouri HEFA	5.00	2-1-2021	800,000	809,704
Missouri HEFA	5.00	2-1-2022	220,000	225,478

				1,035,182

Miscellaneous Revenue : 0.69%
Kansas City IDA Series B (AGM Insured)	5.00	3-1-2049	5,000,000	5,630,700

Tax Revenue : 0.03%
Raymore MO Tax Increment Refunding Bond & Improvement Raymore Galleria Project Series A	4.00	5-1-2020	265,000	264,905

				6,930,787

10

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nebraska : 0.64%

Utilities Revenue : 0.64%
Central Plains Energy Project Gas Supply Nebraska (Royal Bank of Canada LIQ)	4.00%	12-1-2049	$4,960,000	$5,181,166

Nevada : 0.73%

GO Revenue : 0.73%
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,241,960
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,638,520

				5,880,480

New Hampshire : 0.83%

Housing Revenue : 0.26%
National Finance Authority NH Municipal Certifi cates Series 2020 1 Class A	4.13	1-20-2034	1,995,672	2,109,565

Water & Sewer Revenue : 0.57%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,137,850
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	975,941
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,912,945
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	553,363

				4,580,099

				6,689,664

New Jersey : 5.30%

Education Revenue : 0.99%
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,875,000	1,949,044
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	498,160
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,410,675
New Jersey EDA Student Loan Series 1	5.50	12-1-2021	2,900,000	3,086,383
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,063,050

				8,007,312

GO Revenue : 0.32%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,598,130

Housing Revenue : 1.34%
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	4,105,000	4,417,678
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	4,135,000	4,471,837
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,815,000	1,977,824

				10,867,339

Miscellaneous Revenue : 1.58%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	1,490,000	1,533,121
New Jersey EDA Police Barracks Project	5.00	6-15-2020	285,000	286,322

11

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
New Jersey EDA School Facilities Construction Project Series NN	5.00%	3-1-2027	$3,150,000	$3,285,293
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,202,600
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	205,000	226,015
New Jersey TTFA Series A	5.00	6-15-2020	1,600,000	1,607,424
New Jersey TTFA Series A	5.25	12-15-2022	600,000	632,868

				12,773,643

Tax Revenue : 0.23%
Gardens NJ Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	1,500,000	1,871,865

Transportation Revenue : 0.67%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,719,450
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,213,980
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,541,955

				5,475,385

Water & Sewer Revenue : 0.17%
New Jersey EDA	2.20	10-1-2039	1,350,000	1,356,818

				42,950,492

New Mexico : 1.47%

Utilities Revenue : 1.47%
Farmington NM PCR Southern California Edison Company Four Corners Project Series 2011	1.88	4-1-2029	2,000,000	2,000,000
Farmington NM PCR Southern California Edison Company Four Corners Project Series A	1.88	4-1-2029	4,200,000	4,200,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bond and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,240,000	5,709,032

				11,909,032

New York : 2.24%

Education Revenue : 0.57%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,552,010
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	490,000	498,306
Monroe County NY Industrial Development Agency Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	556,110

				4,606,426

GO Revenue : 0.13%
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,098,290

Health Revenue : 0.07%
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	515,000	574,019

Industrial Development Revenue : 0.26%
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	1,000,000	953,230
New York Transportation Development Corporation Special Delta Air Lines Incorporate Laguardia	5.00	1-1-2031	1,135,000	1,127,464

				2,080,694

Tobacco Revenue : 0.06%
Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	515,055

12

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 1.10%
New York Metropolitan Transportation Authority Series C	5.25%	11-15-2031	$8,000,000	$8,910,560

Water & Sewer Revenue : 0.05%
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	340,000	400,860

				18,185,904

Ohio : 2.33%

Health Revenue : 1.35%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	3,007,422
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	5,854,950
Montgomery County OH Hospital Revenue Series A	4.00	11-15-2042	2,000,000	2,106,640

				10,969,012

Industrial Development Revenue : 0.23%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	2,000,000	1,864,320

Miscellaneous Revenue : 0.58%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,276,060
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,380,086

				4,656,146

Utilities Revenue : 0.17%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,500,000	1,374,855

				18,864,333

Oklahoma : 1.86%

Airport Revenue : 0.83%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,431,874
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,291,580

				6,723,454

Miscellaneous Revenue : 1.03%
Custer County OK EDA Series E	4.00	12-1-2031	3,250,000	3,758,983
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,279,154
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2030	2,000,000	2,293,300
				8,331,437

				15,054,891

Oregon : 0.02%

Education Revenue : 0.02%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	195,710

Pennsylvania : 7.62%

Airport Revenue : 0.35%
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,849,550

13

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.71%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25%	7-15-2023	$335,000	$339,921
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2021	660,000	685,496
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	802,689
Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,266,375
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,090,280
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	195,000	193,216
Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	85,000	86,901
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	303,427

				5,768,305

GO Revenue : 1.69%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,135,070
Armstrong PA School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,162,510
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,000,000	1,128,340
Philadelphia PA School District Series C	5.00	9-1-2020	790,000	802,213
Philadelphia PA School District Series E	5.25	9-1-2022	1,350,000	1,370,615
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,496,140
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,162,780
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,185,080
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,226,031

				13,668,779

Health Revenue : 0.63%
Berks County PA Municipal Authority	5.00	11-1-2044	1,000,000	1,045,920
Bucks County PA IDA Hospital Revenue	4.00	8-15-2035	450,000	503,069
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	1,003,032
Bucks County PA IDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,538,795

				5,090,816

Industrial Development Revenue : 0.67%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,460,550

Miscellaneous Revenue : 2.54%
Commonwealth Financing Authority Pennsylvania Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	591,400
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	4,490,000	5,623,052
Philadelphia PA IDA	5.00	12-1-2037	1,500,000	1,762,215
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,364,115
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile	5.00	4-1-2033	2,355,000	2,819,948
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	1,710,000	1,922,519
Philadelphia PA Public School Building Authority Prerefunded Series A	5.00	6-1-2036	190,000	234,460
Philadelphia PA Public School Building Authority Unrefunded Series A	5.00	6-1-2036	4,525,000	5,270,177

				20,587,886

Tax Revenue : 0.16%
Pennsylvania State Turnpike Commission	5.00	12-1-2043	1,115,000	1,340,776

Transportation Revenue : 0.54%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,649,325
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,193,480
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,503,407

				4,346,212

14

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.33%
Philadelphia PA Water & Sewer Series B	5.00%	7-1-2032	$1,145,000	$1,315,983
Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,334,850

				2,650,833

				61,763,707

South Carolina : 1.18%

Education Revenue : 0.14%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,155,792

Health Revenue : 0.18%
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2021	250,000	264,788
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2022	1,120,000	1,207,192

				1,471,980

Resource Recovery Revenue : 0.17%
South Carolina Jobs EDA	8.00	12-6-2029	115,000	105,845
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,500,000	1,295,715

				1,401,560

Water & Sewer Revenue : 0.69%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,540,450

				9,569,782

Tennessee : 1.79%

Health Revenue : 0.38%
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1	1.55	11-15-2030	3,100,000	3,096,032

Utilities Revenue : 1.41%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	8,000,000	8,314,560
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	3,000,000	3,073,020

				11,387,580

				14,483,612

Texas : 6.41%

Airport Revenue : 1.59%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,735,475
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	3,315,000	3,436,926
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	6,500,000	6,740,110

				12,912,511

Education Revenue : 1.46%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,306,725
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,680,650

15

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13%	8-15-2048	$2,250,000	$2,400,143
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,104,080
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,058,000
Clifton TX Higher Education Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	955,000	948,764
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	60,000	61,907
New Hope Cultural Education Facilities Finance Corporation Series A 144A	5.00	8-15-2026	500,000	505,575
Newark TX Higher Education Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	759,773

				11,825,617

GO Revenue : 1.14%
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,697,360
Houston TX Public Improvement Refunding Bond Series A	5.00	3-1-2029	1,000,000	1,222,540
Port Isabel TX 144A	5.10	2-15-2049	505,000	548,854
San Antonio TX Independent School District	5.00	8-15-2048	4,890,000	5,724,919

				9,193,673

Industrial Development Revenue : 0.19%
Houston TX Airport System Refunding Bond United Airlines Incorporated Terminal E Project	4.50	7-1-2020	1,500,000	1,499,805

Miscellaneous Revenue : 1.00%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,805,000	5,724,543

Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	1,860,000	1,712,111
Texas Transportation Commission Highway	5.00	4-1-2028	540,000	653,389

				8,090,043

Tax Revenue : 0.15%
Old Spanish Trail Alameda Corridors Redevelopment Authority (BAM Insured)	4.00	9-1-2035	1,070,000	1,231,752

Transportation Revenue : 0.70%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	1,000,000	1,100,470
North Texas Tollway Authority System Series B	5.00	1-1-2026	350,000	359,751
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project	7.50	6-30-2033	250,000	252,263
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,466,595
Texas Private Activity Bond Surface Transportation Corporation Revenue Refunding Bond Senior Lien NTE Mobility	4.00	12-31-2039	2,500,000	2,524,025

				5,703,104

Water & Sewer Revenue : 0.18%
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	885,525
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	588,830

				1,474,355

				51,930,860

Utah : 1.78%

Airport Revenue : 0.28%
Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,163,180
Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,144,610

				2,307,790

16

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.86%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50%	7-15-2027	$820,000	$820,295
Utah Charter School Finance Authority Freedom Academy Foundation Project (Charter School Credit Enhancement Program Insured) 144A	5.25	6-15-2037	4,500,000	4,199,985
Utah Charter School Finance Authority Refunding Bond Summit Academy Incorporate Series A (CSCE Insured)	5.00	4-15-2039	700,000	857,465
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	3.63	6-15-2029	485,000	452,069
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	5.00	6-15-2039	675,000	653,893

				6,983,707

Health Revenue : 0.64%
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	5,000,000	5,169,750

				14,461,247

Vermont : 0.24%

Education Revenue : 0.24%
Vermont Student Assistance Corporation Series B (1 Month LIBOR +1.00%) ±	2.58	6-2-2042	1,991,003	1,976,210

Virginia : 0.97%

Health Revenue : 0.06%
Roanoke VA Economic Development Authority Residential Care Facility Revenue Richfield Living	5.00	9-1-2050	500,000	437,350

Transportation Revenue : 0.91%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	1,000,000	1,087,060
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,505,140
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	2,000,000	1,994,060
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,813,032

				7,399,292

				7,836,642

Washington : 2.89%

Airport Revenue : 0.88%
Port Of Seattle WA Revenue AMT Intermediate Lien	4.00	4-1-2044	3,500,000	3,672,865
Port Of Seattle WA Revenue AMT Intermediate Lien	5.00	4-1-2044	3,000,000	3,416,910

				7,089,775

GO Revenue : 0.87%
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	559,645
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,513,870

				7,073,515

17

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

		Interest rate	Maturity date	Principal	Value
Health Revenue : 1.07%
Washington HCFR Catholic Health Initiatives Series A		5.00%	1-1-2029	$1,300,000	$1,505,907
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±		5.71	1-1-2035	5,040,000	5,049,576
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±		6.11	1-1-2035	2,000,000	2,082,320

					8,637,803

Water & Sewer Revenue : 0.07%
King County WA Sewer Revenue		5.00	7-1-2049	500,000	594,490

					23,395,583

Wisconsin : 4.80%

Airport Revenue : 0.32%
Wisconsin PFA Airport Facilities Series C		5.00	7-1-2042	2,585,000	2,612,685

Education Revenue : 1.40%
Wisconsin PFA Carolina International School Series A 144A		7.20	8-1-2048	1,000,000	1,091,280
Wisconsin PFA Lease Development University of Kansas Campus Development Project		5.00	3-1-2046	4,500,000	5,189,355
Wisconsin PFA Pine Lake Preparatory 144A		4.95	3-1-2030	1,370,000	1,369,945
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A		5.63	7-1-2045	1,790,000	1,678,823
Wisconsin PFA Research Triangle High School Project Series A 144A		4.38	7-1-2025	420,000	412,734
Wisconsin PFA Research Triangle High School Project Series A 144A		5.38	7-1-2035	1,730,000	1,652,721

					11,394,858

Health Revenue : 1.63%
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporate Series A		5.00	7-1-2044	1,050,000	1,224,321
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporate Series B		5.00	7-1-2038	750,000	880,463
Wisconsin PFA Series A		4.00	10-1-2049	10,000,000	11,097,700

					13,202,484

Miscellaneous Revenue : 0.34%
Public Finance Authority WI Capital Improvements Boynton Beach FL Municipal Improvements Project		5.00	7-1-2041	2,280,000	2,739,124

Tax Revenue : 1.11%
Mount Pleasant WI Series A		5.00	4-1-2043	5,000,000	6,028,300
Mount Pleasant WI Series A		5.00	4-1-2048	2,500,000	2,966,000

					8,994,300

					38,943,451

Total Municipal Obligations (Cost $773,068,206)					789,463,596

		Yield		Shares
Short-Term Investments : 1.64%

Investment Companies : 1.64%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		3.70		13,282,813	13,284,142

Total Short-Term Investments (Cost $13,282,327)					13,284,142

Total investments in securities (Cost $786,350,533)	99.03%				802,747,738

Other assets and liabilities, net	0.97				7,836,513

Total net assets	100.00%				$810,584,251

±	Variable rate investment. The rate shown is the rate in effect at period end.

18

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2020 (unaudited)

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

19

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	2,892,467	45,467,778	(35,077,432)	13,282,813	$13,284,142	1.64%

Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$789,463,596	$0	$789,463,596
Short-term investments
Investment companies	13,284,142	0	0	13,284,142

Total assets	$13,284,142	$789,463,596	$0	$802,747,738

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.50%

Alabama : 0.75%

Water & Sewer Revenue : 0.75%

Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured) ¤	0.00%	10-1-2027	$920,000	$704,729

Arizona : 4.12%

Education Revenue : 1.64%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	205,000	208,030
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	547,320
Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	325,000	333,073
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	495,000	456,583

				1,545,006

Health Revenue : 2.48%
Maricopa County AZ IDA Senior Living Facility Series 2016 144A	6.00	1-1-2048	1,000,000	921,590
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,410,444

				2,332,034

				3,877,040

California : 6.15%

Education Revenue : 0.29%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	268,945

Health Revenue : 1.13%
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	1,000,000	1,063,760

Housing Revenue : 1.07%
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	1,000,000	1,007,190

Industrial Development Revenue : 0.58%
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,000,000	548,150

Miscellaneous Revenue : 2.17%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	500,000	560,415
Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	1,585,000	1,483,005

				2,043,420

Tax Revenue : 0.91%
Compton CA Community College RDA Project 2nd Lien Series A	5.00	8-1-2020	100,000	100,873
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	1,000,000	752,590

				853,463

				5,784,928

Colorado : 10.51%

GO Revenue : 8.94%
Arapahoe County CO Copperleaf Metropolitan District #2	5.75	12-1-2045	500,000	502,575
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	964,600

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00%	12-1-2048	$500,000	$454,745
Colorado Big Dry Creek Metropolitan District Refunding & Improvement Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	957,270
Colorado Broadway Station Metropolitan District #2 Senior Series A	5.13	12-1-2048	500,000	481,440
Colorado Copperleaf Metropolitan District #4 Series A	5.00	12-1-2049	1,000,000	889,870
Colorado Cottonwood Highlands Metropolitan District #1 Limited Tax Series A	5.00	12-1-2049	900,000	841,950
Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	1,000,000	935,560
Denver CO International Business Center Metropolitan District #1 Series B	6.00	12-1-2048	1,145,000	1,065,354
Eaton CO Area Park & Recreation District	5.00	12-1-2023	810,000	829,618
Eaton CO Area Park & Recreation District	5.50	12-1-2030	475,000	487,849

				8,410,831

Tax Revenue : 1.02%
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	962,060

Transportation Revenue : 0.55%
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	516,855

				9,889,746

Connecticut : 0.67%

GO Revenue : 0.67%
Hartford CT Series A	4.00	4-1-2032	325,000	338,572
Hartford CT Series A	5.00	4-1-2024	105,000	114,936
Hartford CT Series B	5.00	4-1-2033	50,000	54,076
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	47,610
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	74,005

				629,199

				629,199

Delaware : 1.09%

Education Revenue : 1.09%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	1,026,570

District of Columbia : 0.47%

Tobacco Revenue : 0.47%
District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	444,692

Florida : 3.50%

Education Revenue : 3.29%
Florida Capital Trust Agency Educational Facilities Pineapple Cove Classical Academy Incorporated Project Series A 144A	5.13	7-1-2039	2,000,000	1,870,080
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	276,388
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	951,240

				3,097,708

Health Revenue : 0.21%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	200,000

				3,297,708

2

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia : 1.72%

Housing Revenue : 0.93%
Cobb County GA Development Authority Student Housing Kennesaw State University Foundation Project Refunding Bond Series C	5.00%	7-15-2028	$800,000	$869,584

Transportation Revenue : 0.79%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A	7.00	6-1-2049	1,000,000	745,600

				1,615,184

Guam : 0.29%

Airport Revenue : 0.29%
Guam International Airport Authority Series C	6.38	10-1-2043	260,000	271,921

Idaho : 0.27%

Education Revenue : 0.27%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	251,718

Illinois : 16.35%

Airport Revenue : 1.17%
Chicago IL Midway Airport Second Lien Refunding Bond Series A	5.00	1-1-2031	1,000,000	1,095,930

Education Revenue : 1.55%
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	800,000	822,472
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	610,000	632,094

				1,454,566

GO Revenue : 8.48%
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00	12-1-2025	500,000	411,420
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	700,000	729,001
Chicago IL Series A	5.00	1-1-2033	310,000	311,857
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,608,570
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	730,000	649,174
Illinois	5.00	3-1-2033	2,000,000	2,015,380
Lake County IL Community Unit School District #187 North Chicago Series A (AGM Insured) ¤	0.00	1-1-2023	590,000	552,411
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2027	685,000	574,619
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,000,000	676,620
Will County IL Lincoln-Way Community High School District #210 Series A	3.25	1-1-2030	450,000	450,788

				7,979,840

Miscellaneous Revenue : 2.67%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,825,000	1,806,276
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	708,193

				2,514,469

Tax Revenue : 2.48%
Hillside IL Tax Increment Refunding Bond	5.00	1-1-2030	1,345,000	1,322,512

3

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00%	6-15-2025	$1,140,000	$1,010,564

				2,333,076

				15,377,881

Kansas : 2.95%

Health Revenue : 1.02%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	958,620

Tax Revenue : 1.93%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	725,000	669,190
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	2,895,000	1,147,520

				1,816,710

				2,775,330

Kentucky : 0.95%

Health Revenue : 0.95%
Kentucky EDFA Rosedale Green Project Refunding Bond	5.50	11-15-2035	1,000,000	896,390

Maryland : 1.12%

Education Revenue : 1.12%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	1,000,000	1,052,710

Michigan : 6.38%

Education Revenue : 0.69%
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	185,000	144,300
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	292,500	292,550
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	235,000	211,500

				648,350

GO Revenue : 0.91%
Wayne County MI Building Improvement Series A	6.75	11-1-2039	860,000	861,496

Miscellaneous Revenue : 2.69%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	270,000	264,948
Michigan Finance Authority Local Government Loan Program City of Detroit MI Financial Recovery Refunding Bond Series F	4.50	10-1-2029	1,000,000	1,101,490
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	950,000	950,352
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	210,000	210,357

				2,527,147

Tax Revenue : 2.09%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2020	285,000	281,383
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2021	170,000	159,147
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	15,649
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	425,964

4

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bond Series B	5.00%	7-1-2044	$1,000,000	$1,084,740

				1,966,883

				6,003,876

Minnesota : 1.67%

Education Revenue : 0.35%
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	4.40	7-1-2025	125,000	125,774
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	5.00	7-1-2030	195,000	199,132

				324,906

Health Revenue : 0.52%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	500,000	490,670

Housing Revenue : 0.80%
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70	8-1-2026	335,000	342,752
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	410,028

				752,780

				1,568,356

Mississippi : 1.60%

Resource Recovery Revenue : 1.60%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	1,500,000	1,503,165

Missouri : 1.39%

Tax Revenue : 1.39%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	445,000	419,813
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	910,000	885,152

				1,304,965

New Jersey : 3.29%

GO Revenue : 1.17%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	1,000,000	1,098,550

Industrial Development Revenue : 0.26%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	247,835

Transportation Revenue : 1.86%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	1,000,000	687,780
New Jersey TTFA Series C	5.25	6-15-2032	1,000,000	1,057,400

				1,745,180

				3,091,565

5

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
New York : 2.34%

Education Revenue : 1.06%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65%	2-1-2044	$980,000	$996,611

Tax Revenue : 1.06%
New York NY Transitional Finance Authority Future Tax Secured Fiscal 2019 Subordinate Bond Series A-4 (JPMorgan Chase & Company SPA) ø	0.75	8-1-2045	1,000,000	1,000,000

Utilities Revenue : 0.22%
Green Island NY Power Authority Power System	6.00	12-15-2020	200,000	201,336

				2,197,947

Ohio : 0.94%

Tobacco Revenue : 0.94%
Buckeye OH Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	8,000,000	882,640

Oklahoma : 0.59%

Health Revenue : 0.59%
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.50	8-15-2057	500,000	560,345

Oregon : 0.57%

Health Revenue : 0.57%
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00	7-1-2025	550,000	540,507

Pennsylvania : 6.47%

Education Revenue : 3.34%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	95,000	96,396
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	532,140
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2026	1,655,000	1,875,827
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	237,545
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	397,924

				3,139,832

Health Revenue : 0.92%
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	860,820

Industrial Development Revenue : 1.22%
Pennsylvania EDFA Carbonlite P LLC Project 144A	5.75	6-1-2036	1,250,000	1,151,063

Miscellaneous Revenue : 0.99%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	1,049,000	935,718

				6,087,433

South Carolina : 2.70%

Education Revenue : 0.67%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	105,000	106,176
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	500,000	525,490

				631,666

6

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue : 1.05%
South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond Series A	5.00%	4-1-2048	$1,000,000	$988,120

Resource Recovery Revenue : 0.98%
South Carolina Jobs EDA	8.00	12-6-2029	100,000	92,039
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	1,000,000	831,860

				923,899

				2,543,685

Tennessee : 1.06%

Tax Revenue : 1.06%
Bristol TN Industrial Development Board Sales Tax CAB Series B 144A¤	0.00	12-1-2031	1,000,000	492,740
Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	509,485

				1,002,225

Texas : 6.49%

Education Revenue : 1.40%
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	337,482
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	1,015,000	977,435

				1,314,917

GO Revenue : 1.15%
Port Isabel TX 144A	5.10	2-15-2049	995,000	1,081,406

Miscellaneous Revenue : 0.49%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	500,000	460,245

Resource Recovery Revenue : 2.97%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	1.50	4-1-2040	2,800,000	2,800,000

Transportation Revenue : 0.24%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	225,630

Utilities Revenue : 0.24%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	222,509

				6,104,707

Utah : 1.06%

Education Revenue : 1.06%
Utah Finance Authority Charter School Revenue Spectrum Academy Project 144A	5.00	4-15-2030	1,000,000	1,000,000

Virginia : 2.47%

Health Revenue : 1.12%
Roanoke VA EDA Residential Care Richfield Living	5.13	9-1-2055	1,210,000	1,051,175

7

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

		Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 1.35%
Stafford County & Staunton VA IDA Community Services Boards League/Central Series B		6.50%	8-1-2028	$1,270,000	$1,270,064

					2,321,239

Washington : 1.03%

Health Revenue : 1.03%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project		5.25	12-1-2025	250,000	256,790
Washington Housing Finance Commission Bayview Manor Homes Series A 144A		4.00	7-1-2026	730,000	712,604

					969,394

West Virginia : 1.63%

Tax Revenue : 1.63%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A		5.75	6-1-2043	1,500,000	1,530,720

Wisconsin : 4.91%

Education Revenue : 3.43%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A		4.13	10-1-2024	175,000	182,434
Wisconsin PFA Coral Academy Science Las Vegas Series A		5.00	7-1-2024	370,000	387,375
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A		5.63	7-1-2045	1,000,000	937,890
Wisconsin PFA Wilson Preparatory Academy Series A 144A		4.13	6-15-2029	540,000	517,574
Wisconsin PFA Wilson Preparatory Academy Series A 144A		5.00	6-15-2039	1,285,000	1,199,188

					3,224,461

Health Revenue : 1.48%
Wisconsin HEFA Wisconsin Illinois Senior Housing Incorporated Series 2018-A		5.25	8-1-2048	1,500,000	1,391,670

					4,616,131

Total Municipal Obligations (Cost $91,958,080)					91,724,646

		Yield		Shares
Short-Term Investments : 1.15%

Investment Companies : 1.15%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		3.70		1,078,797	1,078,905

Total Short-Term Investments (Cost $1,078,909)					1,078,905

Total investments in securities (Cost $93,036,989)	98.65%				92,803,551

Other assets and liabilities, net	1.35				1,274,154

Total net assets	100.00%				$94,077,705

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

8

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

9

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	%
	beginning of	Shares	Shares	end of	end	of
	period	purchased	sold	period	of period	net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	1,932,890	38,085,333	(38,939,426)	1,078,797	$1,078,905	1.15%

Wells Fargo High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$91,724,646	$0	$91,724,646
Short-term investments
Investment companies	1,078,905	0	0	1,078,905

Total assets	$1,078,905	$91,724,646	$0	$92,803,551

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.47%

Alabama : 1.20%

Education Revenue : 0.17%
Auburn AL Refunding Bond Series A	4.00%	6-1-2033	$1,000,000	$1,110,330
University of West Alabama AL General Fee Bond (AGM Insured)	4.00	1-1-2031	500,000	581,055
University of West Alabama AL General Fee Bond (AGM Insured)	4.00	1-1-2033	595,000	681,840
University of West Alabama AL General Fee Bond (AGM Insured)	4.00	1-1-2035	865,000	977,095
University of West Alabama AL General Fee Bond (AGM Insured)	4.00	1-1-2037	920,000	1,031,909

				4,382,229

Tax Revenue : 0.09%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	2,000,000	2,378,580

Utilities Revenue : 0.94%
Alabama Black Belt Energy Gas District Project #5 Series A	4.00	10-1-2049	3,000,000	3,144,720
Lower Alabama Gas District Project #2	4.00	12-1-2050	11,430,000	11,888,572
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	1.91	6-1-2049	10,000,000	9,917,700

				24,950,992

				31,711,801

Alaska : 0.20%

Industrial Development Revenue : 0.04%
Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	1,000,000	1,010,620

Miscellaneous Revenue : 0.16%
Matanuska Susitna Borough AK Goode Creek Correctional Project	4.00	9-1-2030	3,870,000	4,248,215

				5,258,835

Arizona : 1.92%

Education Revenue : 0.44%
Arizona Board of Regents University of Arizona System Series A	5.00	6-1-2037	2,645,000	3,339,630
McAllister AZ Arizona State University Hassayampa Academic Village Project	5.00	7-1-2025	750,000	890,370
Pima County AZ Community College District Series 2019	5.00	7-1-2033	450,000	560,426
Pima County AZ Community College District Series 2019	5.00	7-1-2034	500,000	620,840
Pima County AZ Community College District Series 2019	5.00	7-1-2035	600,000	742,494
Pima County AZ Community College District Series 2019	5.00	7-1-2036	500,000	616,830
Pima County AZ IDA New Plan Learning Project Series A	7.00	7-1-2021	360,000	356,371
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	4,920,000	4,579,192

				11,706,153

GO Revenue : 0.38%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	682,841
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2024	1,575,000	1,745,336
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2025	1,270,000	1,407,351
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.00	7-1-2027	420,000	471,958
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.50	7-1-2029	960,000	1,094,035
Phoenix AZ	5.00	7-1-2026	3,810,000	4,624,349

				10,025,870

1

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.04%
Maricopa County AZ IDA Bond	5.00%	1-1-2048	$1,000,000	$1,142,350

Miscellaneous Revenue : 0.64%
Arizona Refunding Bond Certificate of Participation	5.00	9-1-2027	3,040,000	3,590,544
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2029	5,000,000	5,047,550
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2036	7,000,000	8,197,560

				16,835,654

Tax Revenue : 0.33%
Arizona Sports & Tourism Authority Series A	4.00	7-1-2020	1,365,000	1,373,490
Arizona Sports & Tourism Authority Series A	5.00	7-1-2021	795,000	827,826
Arizona Sports & Tourism Authority Series A	5.00	7-1-2022	1,000,000	1,073,570
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2027	450,000	514,332
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2028	700,000	798,210
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2034	3,680,000	4,162,301

				8,749,729

Utilities Revenue : 0.09%
Salt River Project AZ Electric System Revenue Bond 2017 Series A	5.00	1-1-2034	2,000,000	2,492,460

				50,952,216

Arkansas : 0.56%

Housing Revenue : 0.56%
Arkansas Development Finance Authority MFHR Hickory View Apartments (Department of Housing and Urban Development Insured)	1.37	9-1-2023	3,000,000	2,987,160
Arkansas Development Finance Authority MFHR Maple Place Apartments (Department of Housing and Urban Development Insured)	1.53	10-1-2023	4,000,000	3,989,000
Mizuho Floater/Residual Trust Various States Series 2020-MIZ9008 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	4.15	4-1-2025	7,860,000	7,860,000
				14,836,160

California : 5.51%

Airport Revenue : 0.17%
Sacramento CA Airport System Senior Bond	5.00	7-1-2025	2,000,000	2,017,560
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	727,968
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	605,200
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,206,810

				4,557,538

Education Revenue : 0.28%
California Statewide CDA Series A	6.90	8-1-2031	1,770,000	1,851,473
University of California General Project Unrefunded Bond Series Q	5.25	5-15-2024	65,000	65,202
University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	5,210,000	5,548,858

				7,465,533

2

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue : 2.71%
California	5.25%	3-1-2024	$5,000,000	$5,016,750
California	5.25	3-1-2030	1,440,000	1,444,464
California	6.00	3-1-2033	2,305,000	2,307,835
California Various Purposes	5.00	8-1-2030	1,500,000	1,813,125
California Various Purposes	5.00	8-1-2032	6,700,000	8,063,986
Cerritos CA Community College District CAB Series D ¤	0.00	8-1-2025	1,800,000	1,660,320
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,266,007
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	1,815,000
Emery CA Unified School District Election of 2010 Series A (AGM Insured)	6.25	8-1-2031	4,500,000	4,810,770
Monterey County CA Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,804,545
New Haven CA Unified School District CAB Project (AGC Insured) ¤	0.00	8-1-2033	5,590,000	4,148,507
Northern Humboldt CA High School District Election of 2010 Series A	6.50	8-1-2034	1,145,000	1,227,692
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2028	2,000,000	2,136,740
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2030	2,000,000	2,136,740
Oxnard CA School District Series A (National Insured)	5.75	8-1-2030	1,825,000	2,032,357
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) ¤	0.00	8-1-2033	3,000,000	2,200,140
Peralta CA Community College District Alameda County	5.00	8-1-2023	3,045,000	3,292,954
Peralta CA Community College District Alameda County	5.00	8-1-2024	3,000,000	3,242,850
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	1,856,584
San Diego CA Community College District Election of 2012	5.00	8-1-2032	3,095,000	3,494,069
San Diego CA Unified School District Election of 1998 Series E-2 (AGM Insured)	5.50	7-1-2027	5,000,000	6,368,700
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2031	2,590,000	2,018,801
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2032	2,800,000	2,118,508
Tustin CA Unified School District #88-1 Election of 2008 Series B	6.00	8-1-2036	1,500,000	1,598,655
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2026	4,620,000	4,128,155

				72,004,254

Health Revenue : 0.85%
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,196,501
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,408,106
California Statewide CDA Series C	5.25	8-15-2031	3,000,000	3,160,170
University of California Medical Center Prerefunded Bond Series J	5.25	5-15-2030	13,135,000	14,758,749
University of California Medical Center Unrefunded Bond Series J	5.25	5-15-2030	1,865,000	2,078,076

				22,601,602

Housing Revenue : 0.04%
California HFA Municipal Certificates Series 2 Class A	4.00	3-20-2033	996,292	1,056,936

Miscellaneous Revenue : 0.26%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,816,750
California Public Works Board Various Judicial Council Project Series D	5.25	12-1-2026	1,000,000	1,068,560
Foothill De Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	572,370
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	642,543
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2027	500,000	603,310
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,205,430

				6,908,963

3

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.05%
San Jose CA RDA Series A-1	5.50%	8-1-2030	$1,355,000	$1,374,688

Transportation Revenue : 0.39%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	5.96	4-1-2036	9,810,000	10,272,640

Utilities Revenue : 0.38%
California Municipal Finance Authority	5.00	10-1-2025	1,500,000	1,803,525
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,000,000	2,764,540
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	4,146,810
Sacramento CA Municipal Utility District Series B	5.00	8-15-2030	1,075,000	1,200,173

				9,915,048

Water & Sewer Revenue : 0.38%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	5.08	12-1-2035	10,000,000	9,958,100

				146,115,302

Colorado : 0.97%

Education Revenue : 0.22%
Colorado ECFA University of Denver Project (National Insured)	5.25	3-1-2025	1,110,000	1,281,129
Colorado University Enterprise and Refunding Bond Series C	2.00	6-1-2054	4,500,000	4,618,530

				5,899,659

GO Revenue : 0.28%
Adams County CO 12 Five Star Schools Series B	5.00	12-15-2028	3,800,000	4,653,252
Mesa County CO Valley School District # 51 Grand Junction	5.50	12-1-2035	2,175,000	2,784,914

				7,438,166

Health Revenue : 0.11%
Colorado Health Facilities Authority Series B-2	5.00	8-1-2049	2,500,000	2,925,875

Industrial Development Revenue : 0.12%
Denver CO Convention Center Hotel Authority Refunding Bond	5.00	12-1-2023	3,000,000	3,101,070

Miscellaneous Revenue : 0.24%
Adams County CO Refunding & Improvement Certificate of Participation	5.00	12-1-2021	830,000	883,352
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	5,000,000	5,613,500

				6,496,852

				25,861,622

Connecticut : 2.10%

Education Revenue : 0.83%
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2029	480,000	542,021
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2030	870,000	974,948
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	10,735,000	10,768,601

4

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Connecticut HEFAR Yale University Issue Series A-2	2.00%	7-1-2042	$3,425,000	$3,555,184
University of Connecticut Series A	5.00	3-15-2027	1,000,000	1,194,040
University of Connecticut Series A	5.00	3-15-2032	4,355,000	5,105,410

				22,140,204

GO Revenue : 0.91%
Connecticut Series A	5.00	3-1-2029	2,500,000	2,794,125
Connecticut Series B	5.00	6-15-2027	3,000,000	3,466,950
Connecticut Series F	5.00	11-15-2032	300,000	346,497
Hamden CT	4.00	8-15-2020	1,235,000	1,248,054
Hamden CT	4.00	8-15-2021	1,235,000	1,283,363
Hamden CT (AGM Insured)	5.00	8-15-2022	1,000,000	1,085,420
Hamden CT Prerefunded Bond (AGM Insured)	5.00	8-15-2021	125,000	131,571
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2029	500,000	610,880
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,461,732
Hamden CT Series A (BAM Insured)	5.00	8-15-2026	2,000,000	2,403,800
Hamden CT Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,467,240
Hartford CT Series A (AGM Insured)	5.00	4-1-2022	3,010,000	3,229,459
Hartford CT Series A (AGM Insured)	5.00	7-1-2026	1,000,000	1,169,730
Hartford CT Series C (AGM Insured)	5.00	7-15-2022	2,320,000	2,512,560
Hamden CT Unrefunded Bond (AGM Insured)	5.00	8-15-2021	875,000	918,050

				24,129,431

Miscellaneous Revenue : 0.32%
Connecticut Series A (SIFMA Municipal Swap +0.85%) ±	5.56	3-1-2022	3,000,000	2,974,230
Connecticut Series A (SIFMA Municipal Swap +1.25%) ±	5.96	4-15-2020	3,300,000	3,299,934
Connecticut Series G	4.00	10-15-2026	1,985,000	2,086,533

				8,360,697

Tax Revenue : 0.04%
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,153,070

				55,783,402

Delaware : 0.12%

Education Revenue : 0.12%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,056,900
University of Delaware Series C (TD Bank NA SPA) ø	0.81	11-1-2037	1,000,000	1,000,000

				3,056,900

District of Columbia : 1.58%

Education Revenue : 0.09%
District of Columbia Howard University Series A	5.75	10-1-2026	2,510,000	2,525,662

GO Revenue : 0.54%
District of Columbia Series 2014C	5.00	6-1-2034	3,000,000	3,426,210
District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,846,622
District of Columbia Series 2016A	5.00	6-1-2033	5,000,000	6,029,800
District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	2,958,792

				14,261,424

5

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.65%
District of Columbia Federal Highway Grant Anticipation Bond	5.00%	12-1-2023	$1,000,000	$1,095,240
District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2025	3,520,000	3,850,422
District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2034	5,000,000	6,332,300
District of Columbia Federal Highway Grant Anticipation Bond	5.25	12-1-2025	2,630,000	2,698,590
District of Columbia Medical Association of Colleges Series B	5.00	10-1-2024	3,095,000	3,275,191

				17,251,743

Transportation Revenue : 0.19%
Washington Metropolitan Airport Authority Dulles Toll Road Series B	5.00	10-1-2034	1,250,000	1,431,988
Washington Metropolitan Area Transit Authority Series B	5.00	7-1-2032	3,000,000	3,626,310

				5,058,298

Water & Sewer Revenue : 0.11%
District of Columbia Water & Sewer Authority Public Utility Senior Lien Series A	5.00	10-1-2037	2,260,000	2,804,728

				41,901,855

Florida : 5.68%

Airport Revenue : 0.10%
Jacksonville FL Port Authority Series B	5.00	11-1-2035	2,045,000	2,533,101

Education Revenue : 0.05%
Florida Development Finance Corporation Renaissance Charter School Series A	5.00	9-15-2020	230,000	230,244
Florida HEFAR	4.00	4-1-2021	1,000,000	1,026,770

				1,257,014

GO Revenue : 0.05%
Plantation FL Ad Valorem Bond	5.00	7-1-2031	1,155,000	1,438,044

Health Revenue : 0.72%
Florida Health System Lee Memorial Hospital Series A	5.00	4-1-2036	4,500,000	5,376,060
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2523 (Barclays Bank plc LIQ) 144Aø	1.70	8-15-2047	4,000,000	4,000,000
Lee Memorial Health System Series B ø	1.26	4-1-2049	7,000,000	7,000,000
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2031	500,000	605,925
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2033	1,645,000	1,984,906

				18,966,891

Miscellaneous Revenue : 2.05%
Boynton FL PFA Capital Improvement Series 2018	4.00	7-1-2030	2,090,000	2,378,420
Boynton FL PFA Capital Improvement Series 2018	5.00	7-1-2035	3,590,000	4,381,236
Broward County FL School Board Certificate of Participation Series A	5.00	7-1-2024	5,000,000	5,768,300
Cityplace Florida Community Development District Special Assessment	5.00	5-1-2021	2,945,000	3,057,293
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,905,825
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,808,900
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,405,450
Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	7,612,572
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,817,295
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,207,140
Orange County FL School Board Certificate of Participation Series C	5.00	8-1-2029	2,000,000	2,351,540

6

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00%	11-1-2032	$2,000,000	$2,433,740
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	4,500,000	5,462,775
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	726,228
Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,409,600
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2022	1,730,000	1,872,050
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2023	815,000	907,959

				54,506,323

Tax Revenue : 0.56%
Miami-Dade County FL Public Services (AGM Insured)	4.00	10-1-2020	3,600,000	3,651,084
Miami-Dade County FL Public Services (AGM Insured)	4.00	4-1-2021	2,485,000	2,555,524
Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	766,325
Polk County FL School District	5.00	10-1-2033	2,900,000	3,737,056
Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,550,000	4,160,991

				14,870,980

Transportation Revenue : 0.52%
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2023	3,910,000	4,390,461
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2025	4,950,000	5,909,756
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,382,900
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2034	250,000	313,070
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2035	400,000	499,028
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2036	600,000	746,118
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2037	525,000	650,559

				13,891,892

Utilities Revenue : 0.44%
Escambia County FL Solid Waste Disposal System Gulf Power Company Project 2nd Series (Resource Recovery Revenue) ø	1.75	4-1-2039	11,700,000	11,700,000

Water & Sewer Revenue : 1.19%
Daytona Beach FL Utility System (AGM Insured)	5.00	11-1-2022	2,205,000	2,409,955
Miami-Dade County FL Water and Waterwaste System (AGM Insured, Citibank NA LIQ) 144Aø	1.15	10-1-2033	10,000,000	10,000,000
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2031	500,000	641,780
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2032	950,000	1,219,059
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2035	1,290,000	1,643,757
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2036	880,000	1,119,430
Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	12,000,000	14,399,880

				31,433,861

				150,598,106

Georgia : 2.88%

Education Revenue : 0.13%
Private Colleges & Universities Authority of Georgia Series A	5.00	10-1-2021	3,330,000	3,498,864

7

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.63%
Brookhaven GA Development Authority Children’s Healthcare Series A	5.00%	7-1-2034	$1,000,000	$1,224,730
Brookhaven GA Development Authority Children’s Healthcare Series A	5.00	7-1-2035	1,300,000	1,580,228
Gainesville GA Hospital Authority Series C ø	1.39	2-15-2047	8,450,000	8,450,000
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1016 (Barclays Bank plc LIQ) 144Aø	1.66	8-15-2049	5,520,000	5,520,000

				16,774,958

Industrial Development Revenue : 0.08%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	2,000,000	2,014,680

Utilities Revenue : 2.04%
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	1.55	8-1-2043	3,000,000	2,919,180
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	4,800,000	4,721,904
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	6,000,000	6,089,640
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	1,000,000	1,006,370
Georgia Municipal Electric Authority Project One Series A	5.00	1-1-2035	925,000	1,071,474
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2031	600,000	697,662
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2034	930,000	1,073,276
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2035	600,000	690,204
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2029	2,600,000	2,896,322
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.50	9-15-2022	1,000,000	1,071,690
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	10,670,200
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	2,500,000	2,580,875
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	5,500,000	5,665,880
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	1.81	4-1-2048	10,000,000	9,953,900
Monroe County GA Development Authority Pollution Control Gulf Power Company Plant Scherer Project ø	1.55	6-1-2049	3,000,000	3,000,000

				54,108,577

				76,397,079

Guam : 0.20%

Airport Revenue : 0.09%
Guam International Airport Authority	5.00	10-1-2022	1,000,000	1,022,810
Guam International Airport Authority	5.00	10-1-2023	1,480,000	1,506,374

				2,529,184

Water & Sewer Revenue : 0.11%
Guam Government Waterworks Authority	5.25	7-1-2020	350,000	351,173
Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,556,150

				2,907,323

				5,436,507

Illinois : 15.81%

Airport Revenue : 1.28%
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,810,840
Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,588,860
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	8,755,000	9,421,256
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2030	8,000,000	8,941,520

8

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
Chicago IL O’Hare International Airport Senior Lien Series B	5.00%	1-1-2036	$1,500,000	$1,761,825
Chicago IL O’Hare International Airport Third Lien Series C (AGC Insured)	5.25	1-1-2025	4,075,000	4,089,303
Chicago IL O’Hare International Airport Third Lien Series F	4.25	1-1-2021	735,000	736,749
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,633,220

				33,983,573

Education Revenue : 0.98%
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2026	450,000	539,690
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2031	400,000	504,640
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2039	700,000	860,979
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	1,250,000	1,457,650
Illinois Finance Authority North Park University Project (U.S. Bank NA LOC) ø	4.50	10-1-2029	7,800,000	7,800,000
Illinois Finance Authority Student Housing Illinois State University Project	5.50	4-1-2021	990,000	1,008,147
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	790,248
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2022	1,325,000	1,425,117
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,126,320
University of Illinois Auxiliary Facilities Systems CAB ¤	0.00	4-1-2020	8,270,000	8,270,000
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bond	4.00	4-1-2030	2,000,000	2,088,380

				25,871,171

GO Revenue : 3.76%
Bolingbrook, Will & DuPage Counties IL Series A (AGM Insured)	5.00	1-1-2023	650,000	712,082
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2025	3,380,000	2,781,199
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,030,000	3,190,067
Chicago IL Board of Education Series F	5.00	12-1-2020	2,375,000	2,393,383
Chicago IL CAB Series C ¤	0.00	1-1-2023	2,500,000	2,280,025
Chicago IL Metropolitan Reclamation Series B	5.00	12-1-2025	2,500,000	2,639,800
Chicago IL Park District Series A	5.00	1-1-2036	2,250,000	2,322,923
Chicago IL Park District Series B	5.00	1-1-2021	3,765,000	3,830,737
Chicago IL Park District Series B (BAM Insured)	5.00	1-1-2029	2,000,000	2,223,880
Chicago IL Park District Series C	5.00	1-1-2022	1,615,000	1,679,858
Chicago IL Series A	5.00	1-1-2025	750,000	765,690
Chicago IL Series C	5.00	1-1-2026	5,000,000	5,149,900
Cook County IL	5.00	11-15-2035	1,300,000	1,323,621
Cook County IL Community College District #508	5.25	12-1-2025	1,665,000	1,721,527
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,334,420
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,285,663
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,077,040
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,279,040
Cook County IL Series A	5.00	11-15-2031	1,000,000	1,022,080
Cook County IL Series A	5.25	11-15-2022	7,240,000	7,307,477
Cook County IL Series A	5.25	11-15-2023	7,680,000	7,751,117
Cook County IL Series A	5.25	11-15-2024	2,200,000	2,246,860
Cook County IL Series B	5.00	11-15-2023	600,000	618,630
Cook County IL Series C	5.00	11-15-2021	1,460,000	1,484,791
Cook County IL Series C	5.00	11-15-2024	2,175,000	2,229,701
Cook County IL Series C	5.00	11-15-2025	2,450,000	2,511,005
DuPage, Cook & Will Counties IL Community College District #502 Series A	5.00	6-1-2022	2,650,000	2,862,212
Illinois (AGM Insured)	5.00	1-1-2023	2,450,000	2,452,254

9

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Illinois	4.75%	4-1-2020	$2,650,000	$2,650,000
Illinois (AGM Insured)	5.00	4-1-2026	5,000,000	5,210,400
Illinois Series A	5.00	4-1-2023	4,500,000	4,654,080
Illinois Series A (AGM Insured)	5.00	4-1-2024	2,500,000	2,584,550
Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Bond Series B	4.50	1-1-2024	1,170,000	1,237,802
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Bond Series B	4.50	1-1-2024	3,100,000	3,266,780
Kendall, Kane & Will Counties IL Unified School District Series A	5.00	2-1-2023	1,000,000	1,030,110
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2031	2,000,000	2,138,780
Springfield IL	5.00	12-1-2021	850,000	901,442
Springfield IL	5.00	12-1-2023	570,000	633,293
Stephenson County IL School District #145 Series A (AGM Insured)	5.00	2-1-2033	1,550,000	1,902,997
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,135,863

				99,823,079

Health Revenue : 0.41%
Illinois Finance Authority Advocate Health Care Network Series A	4.00	11-1-2030	3,500,000	4,021,815
Illinois Finance Authority Ann & Robert H. Laurie Children’s Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,207,230
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,168,270
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	872,496
Illinois Health Facilities Authority Evanston Hospital Corporation Series 1995 (JPMorgan Chase & Company SPA) ø	4.85	6-1-2035	3,700,000	3,700,000

				10,969,811

Miscellaneous Revenue : 1.48%
Chicago IL Board of Education Series C	5.00	12-1-2021	5,000,000	5,051,900
Cook County IL Revenue Adjusted Catholic Theological Union Project (U.S. Bank NA LOC) ø	4.50	2-1-2035	9,000,000	9,000,000
Cook County IL Township High School District # 227 Rich Township Series A	1.38	12-1-2040	10,000,000	9,965,700
Illinois	5.00	7-1-2023	5,065,000	5,251,189
Illinois	5.00	8-1-2024	1,000,000	1,026,390
Illinois	5.50	7-1-2026	2,300,000	2,402,994
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2023	4,040,000	4,539,021
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2024	1,000,000	1,153,570
University of Illinois Board of Trustees Certificate of Participation Unrefunded Bond Series B (AGM Insured)	5.00	10-1-2020	955,000	957,827

				39,348,591

Tax Revenue : 5.40%
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,530,550
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,075,000	2,441,964
Chicago IL Sales Tax Refunding Bond Series A	5.00	1-1-2030	1,000,000	1,180,070
Chicago IL Sales Tax Securitization Bond Series C	5.00	1-1-2027	4,370,000	4,961,829
Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	5,496,227
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2027	2,600,000	2,757,794
Cook County IL Sales Tax Bond	5.00	11-15-2033	4,000,000	4,875,160
Cook County IL Sales Tax Bond	5.25	11-15-2035	2,000,000	2,454,740
Illinois ##	5.00	6-15-2023	16,150,000	16,455,235
Illinois Junior Obligation	5.00	6-15-2025	6,000,000	6,146,160
Illinois Regional Transportation Authority (National Insured)	6.50	7-1-2026	8,615,000	10,676,656
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,009,990
Illinois Series A	5.00	1-1-2027	10,625,000	10,771,200
Illinois Sports Facilities Authority StateTax Supported Refunding Bond	5.00	6-15-2028	1,000,000	1,048,180

10

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00%	6-15-2028	$2,500,000	$2,838,575
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,568,160
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,414,360
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ) 144Aø	1.25	1-1-2048	10,000,000	10,000,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Royal Bank of Canada LIQ) 144Aø	4.32	1-1-2026	2,265,000	2,265,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2029	35,200,000	26,116,288
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	12,800,000	9,136,256
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	10,000,000	7,561,600
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	1,945,000	1,958,965
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	1,845,000	1,459,008

				143,123,967

Tobacco Revenue : 0.13%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,398,910

Transportation Revenue : 1.21%
Illinois Toll Highway Authority Series B	5.00	1-1-2028	6,000,000	7,205,880
Illinois Toll Highway Authority Series B	5.00	1-1-2030	5,825,000	7,213,098
Illinois Toll Highway Authority Series C	5.00	1-1-2031	14,000,000	17,649,240

				32,068,218

Water & Sewer Revenue : 1.16%
Chicago IL Second Lien	5.00	11-1-2022	1,730,000	1,869,680
Chicago IL Second Lien	5.00	11-1-2023	1,515,000	1,645,335
Chicago IL Second Lien	5.00	11-1-2025	620,000	673,171
Chicago IL Second Lien	5.00	11-1-2026	2,000,000	2,168,340
Chicago IL Second Lien	5.00	11-1-2028	3,000,000	3,243,030
Chicago IL Second Lien	5.00	11-1-2029	1,490,000	1,608,351
Chicago IL Second Lien	5.00	11-1-2033	1,000,000	1,119,520
Chicago IL Second Lien (AGM Insured)	5.25	11-1-2033	2,000,000	2,431,540
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2022	1,340,000	1,418,403
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2023	2,335,000	2,475,240
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2024	2,000,000	2,119,760
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,670,000	2,975,955
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,100,460
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,098,950
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,095,930
Illinois Finance Authority Clean Water Initiative Revolving Fund Bond	5.25	7-1-2035	3,000,000	3,814,140

				30,857,805

				419,445,125

Indiana : 1.36%

Health Revenue : 0.18%
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-3	1.35	11-1-2027	2,240,000	2,236,797
Knox County IN EDA Series A	5.00	4-1-2022	925,000	969,955

11

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Knox County IN EDA Series A	5.00%	4-1-2023	$665,000	$696,521
Knox County IN EDA Series A	5.00	4-1-2026	750,000	784,455

				4,687,728

Housing Revenue : 0.26%
Indianapolis IN MFHR Regency Park Apartments Series A	1.40	9-1-2022	7,000,000	6,987,050

Miscellaneous Revenue : 0.64%
Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,500,000	1,904,445
Indiana Bond Bank Special Program Series A (AGM Insured)	5.00	9-1-2022	1,545,000	1,647,588
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,403,220
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	920,793
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,211,190
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	889,159
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,662,458
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,207,470
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,855,978
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2034	2,000,000	2,396,620
Valparaiso IN Multi-Schools Building Corporation	5.00	7-15-2024	750,000	863,865

				16,962,786

Utilities Revenue : 0.03%
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0115 (JPMorgan Chase & Company LIQ) 144Aø	4.96	8-1-2020	875,000	875,000

Water & Sewer Revenue : 0.25%
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2030	2,315,000	2,689,567
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,199,462
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.25	10-1-2038	2,500,000	2,644,975

				6,534,004

				36,046,568

Iowa : 0.76%

GO Revenue : 0.10%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00	6-1-2027	2,310,000	2,748,831

Industrial Development Revenue : 0.54%
Iowa Finance Authority Midwestern EDA CJ Bio America Incorporated Project (Korea Development Bank LOC) ø	4.95	4-1-2022	14,215,000	14,215,000

Utilities Revenue : 0.12%
Iowa Gas Project PEFA Incorporated	5.00	9-1-2049	3,000,000	3,296,040

				20,259,871

Kansas : 0.44%

Health Revenue : 0.10%
Kansas Development Finance Authority Health Facilities Series F	5.00	11-15-2021	1,300,000	1,376,817
University of Kansas Hospital Authority Health System (U.S. Bank NA LOC) ø	0.70	9-1-2034	1,250,000	1,250,000

				2,626,817

12

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.22%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00%	4-1-2030	$2,650,000	$2,929,761
Kansas Overland Park Development Corporation Improvement and Refunding Bond	5.00	3-1-2035	2,780,000	2,839,659

				5,769,420

Tax Revenue : 0.05%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	3,350,000	1,327,873

Utilities Revenue : 0.07%
Burlington KS Environmental Impact Series A ø	1.41	9-1-2035	2,000,000	2,000,000

				11,724,110

Kentucky : 1.98%

Housing Revenue : 0.19%
Kentucky Housing MFHR City View Park Project	1.16	2-1-2023	5,000,000	4,966,200

Transportation Revenue : 0.35%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2020	1,000,000	991,790
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2021	2,750,000	2,630,293
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2022	4,320,000	3,977,467
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2025	1,020,000	803,077
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	923,440

				9,326,067

Utilities Revenue : 1.44%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	16,255,000	16,927,307
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	13,000,000	13,011,830
Kentucky Public Energy Authority Gas Supply Series C1	4.00	2-1-2050	8,000,000	8,395,280

				38,334,417

				52,626,684

Louisiana : 1.52%

Airport Revenue : 0.12%
New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2035	2,000,000	2,371,180
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	878,513

				3,249,693

Education Revenue : 0.21%
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2027	3,380,000	3,292,188
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2028	2,500,000	2,332,375

				5,624,563

13

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.71%
Lafayette LA Communications System (AGM Insured)	5.00%	11-1-2025	$1,500,000	$1,782,705
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2024	1,000,000	1,091,600
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2025	600,000	664,026
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2026	500,000	559,795
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,378,820
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	3,158,136
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,813,056
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	3,151,776
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	3,157,191

				18,757,105

Tax Revenue : 0.23%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,244,080
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,240,590
St. Bernard Parish LA Sales Tax Refunding Bond	4.00	3-1-2023	3,405,000	3,625,950

				6,110,620

Transportation Revenue : 0.13%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,182,000
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,179,480
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,177,890

				3,539,370

Water & Sewer Revenue : 0.12%
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2030	500,000	584,405
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2031	600,000	698,916
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2032	655,000	760,946
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,130,000

				3,174,267

				40,455,618

Maine : 0.23%

Education Revenue : 0.23%
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2029	1,015,000	1,198,279
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2030	1,200,000	1,413,036
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2032	1,415,000	1,647,895
Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2033	1,485,000	1,720,432

				5,979,642

Maryland : 1.86%

Education Revenue : 0.12%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	500,000	523,820
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,749,121

				3,272,941

14

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue : 1.32%
Howard County MD Metropolitan District Project Series B	4.00%	8-15-2030	$2,070,000	$2,479,260
Howard County MD Metropolitan District Project Series B	4.00	8-15-2032	1,430,000	1,697,067
Maryland Series B	4.00	8-1-2023	5,000,000	5,466,700
Maryland Series B	4.00	8-1-2024	15,000,000	16,798,350
Prince Georges County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2029	8,000,000	8,664,800

				35,106,177

Miscellaneous Revenue : 0.36%
Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	5,000,000	5,768,100
Maryland CDA Local Government Infrastructure Bond Series A-2	2.00	6-1-2022	460,000	466,578
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2028	1,215,000	1,539,551
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2029	1,275,000	1,610,567

				9,384,796

Tax Revenue : 0.06%
Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	500,000	494,460
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	964,580

				1,459,040

				49,222,954

Massachusetts : 2.94%

Education Revenue : 0.09%
Massachusetts Development Finance Agency Lasell College	5.00	7-1-2021	1,210,000	1,238,532
Massachusetts Development Finance Agency Merrimack College Series A	5.00	7-1-2021	1,035,000	1,079,567

				2,318,099

GO Revenue : 0.97%
Boston MA Series A	4.00	4-1-2031	1,500,000	1,736,385
Boston MA Series A	5.00	4-1-2026	5,790,000	6,837,469
Massachusetts Consolidated Loan Series D	5.00	9-1-2028	10,000,000	11,930,700
Massachusetts Series B	5.00	7-1-2035	1,500,000	1,882,995
Massachusetts Series B	5.00	7-1-2036	2,700,000	3,378,375

				25,765,924

Miscellaneous Revenue : 0.50%
Massachusetts Consolidated Loan Series D	1.05	8-1-2043	10,000,000	9,997,200
Massachusetts Consolidated Loan Series I	5.00	12-1-2030	2,570,000	3,139,538

				13,136,738

Tax Revenue : 0.34%
Massachusetts Bay Transportation Authority Series A	5.25	7-1-2031	5,000,000	6,891,300
Massachusetts Bay Transportation Authority Series A	5.25	7-1-2033	1,555,000	2,176,627

				9,067,927

15

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 1.04%
Massachusetts Water Resources Authority Series B (AGM Insured)	5.25%	8-1-2033	$19,575,000	$27,661,237

				77,949,925

Michigan : 2.95%

Airport Revenue : 0.06%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	950,616
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	711,378

				1,661,994

Education Revenue : 0.29%
Flint MI International Academy	5.38	10-1-2022	1,440,000	1,439,870
Flint MI International Academy	5.50	10-1-2027	1,985,000	1,956,654
Michigan State University Board of Trustees	5.00	2-15-2036	1,325,000	1,659,086
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	677,382
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,127,090
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	848,430

				7,708,512

GO Revenue : 0.42%
Eaton Rapids MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	1,921,106
Hazel Park MI School District (AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,163,642
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,259,658
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,338,350
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,868,125
Southfield MI 2015 Street Improvement	4.00	5-1-2025	1,490,000	1,674,462

				11,225,343

Health Revenue : 0.63%
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	5,000,000	5,457,850
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	436,580
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	868,704
Michigan Finance Authority Trinity Health Credit Group Series MI-2	4.00	12-1-2035	3,000,000	3,384,810
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series F-2	1.90	11-15-2047	6,570,000	6,559,028

				16,706,972

Miscellaneous Revenue : 0.64%
Macomb MI Interceptor Drainage	5.00	5-1-2024	1,750,000	1,755,495
Macomb MI Interceptor Drainage	5.00	5-1-2025	1,750,000	1,755,495
Macomb MI Interceptor Drainage	5.00	5-1-2026	1,930,000	1,936,060
Michigan Building Authority Refunding Bond	5.00	4-15-2036	3,000,000	3,815,190
Michigan Finance Authority Local Government Loan Program Series F	4.00	10-1-2024	3,000,000	3,231,660
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project	5.25	10-15-2025	4,165,000	4,411,318

				16,905,218

Water & Sewer Revenue : 0.91%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	3,988,711
Michigan Finance Authority Local Government Loan Program Series D (National Insured)	5.00	7-1-2025	1,000,000	1,143,400
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	13,551,720

16

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00%	7-1-2035	$2,750,000	$3,100,790
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,246,420

				24,031,041

				78,239,080

Minnesota : 0.02%

Education Revenue : 0.02%
Minnesota HEFAR Concordia University Series 6Q (U.S. Bank NA LOC) ø	1.10	4-1-2037	600,000	600,000

Mississippi : 0.98%

GO Revenue : 0.04%
Mississippi Development Bank Special Obligation Jackson Public School District Project Series A	5.00	4-1-2020	1,000,000	1,000,000

Health Revenue : 0.14%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV%%	5.00	10-1-2037	1,000,000	1,223,650
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV%%	5.00	10-1-2038	1,000,000	1,220,540
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV%%	5.00	10-1-2039	1,000,000	1,217,570

				3,661,760

Miscellaneous Revenue : 0.40%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	10,000,000	10,809,900

Utilities Revenue : 0.23%
Mississippi Business Finance Corporation Pollution Control Gulf Power Company Project ø	1.55	4-1-2044	6,070,000	6,070,000

Water & Sewer Revenue : 0.17%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,335,551
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2026	525,000	608,480
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2027	435,000	503,826
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2034	750,000	858,465
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2035	1,000,000	1,142,320

				4,448,642

				25,990,302

Missouri : 0.37%

Education Revenue : 0.10%
Missouri HEFA Webster University Project	5.00	4-1-2027	2,450,000	2,613,636

GO Revenue : 0.03%
Belton MO School District #124 Missouri Direct Deposit Program Project	5.00	3-1-2026	750,000	908,363

17

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.24%
Kansas City MO Municipal Assistance Corporation CAB Series B-1 (Ambac Insured) ¤	0.00%	4-15-2022	$3,640,000	$3,520,062
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,698,135
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,129,960

				6,348,157

				9,870,156

Nebraska : 0.27%

Health Revenue : 0.04%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center	5.00	11-1-2024	1,000,000	1,058,980

Utilities Revenue : 0.23%
Nebraska Central Plains Energy Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	2,430,000	2,538,354
Nebraska Central Plains Energy Gas Project #3	5.00	9-1-2027	1,290,000	1,382,312
Nebraska Central Plains Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,127,980

				6,048,646

				7,107,626

Nevada : 1.35%

GO Revenue : 1.30%
Clark County NV Refunding Bond	5.00	6-1-2030	3,905,000	4,848,097
Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	6,118,900
Clark County NV School District Building Bond Series A (AGM Insured)	4.00	6-15-2034	6,790,000	7,654,231
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2032	1,615,000	2,033,705
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2033	3,900,000	4,899,765
Clark County NV Water Reclamation District	5.00	7-1-2027	4,155,000	4,918,731
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,258,335
Las Vegas NV Valley Water District Series A	4.00	6-1-2028	1,665,000	1,869,828

				34,601,592

Miscellaneous Revenue : 0.05%
Las Vegas NV Special Improvement District #607	4.00	6-1-2020	495,000	495,257
Las Vegas NV Special Improvement District #607	4.00	6-1-2021	640,000	642,253
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	200,438

				1,337,948

				35,939,540

New Hampshire : 0.13%

Housing Revenue : 0.13%
New Hampshire HFA Single Family Mortgage Acquisition Series E & F	4.80	7-1-2028	770,000	772,995
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,494,591	2,636,957

				3,409,952

18

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey : 3.21%

Airport Revenue : 0.18%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00%	1-1-2028	$2,130,000	$2,292,924
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,357,234

				4,650,158

GO Revenue : 0.46%
Montclair NJ School Refunding Bond Series B	4.00	3-1-2026	500,000	578,420
Trenton City NJ (BAM Insured)	5.00	12-1-2022	1,630,000	1,774,500
Trenton City NJ (BAM Insured)	5.00	12-1-2024	1,775,000	2,032,961
Trenton City NJ (BAM Insured)	5.00	12-1-2025	1,860,000	2,182,096
Trenton City NJ (BAM Insured)	5.00	12-1-2026	1,000,000	1,165,540
Union County NJ General Improvement Bond	3.00	3-1-2026	4,165,000	4,522,357

				12,255,874

Miscellaneous Revenue : 1.85%
Essex County NJ Import Authority Series A	6.00	11-1-2025	5,000,000	5,137,500
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	725,000	696,319
New Jersey EDA Motor Vehicle Surcharges Series A	5.00	7-1-2033	2,500,000	2,658,000
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	1,210,000	1,253,124
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	3,105,000	3,170,112
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2023	3,000,000	3,146,670
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	9,830,000	10,262,225
New Jersey EDA School Facilities Construction Refunding Bond Series XX	5.00	6-15-2022	5,020,000	5,221,453
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	2,320,000	2,557,823
New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,200,905
New Jersey Sports & Exposition Authority (National Insured)	5.50	3-1-2022	1,755,000	1,899,086
New Jersey Transportation Trust Fund Authority System Bond Series A	5.00	12-15-2039	2,000,000	2,119,100
New Jersey TTFA Series A	5.00	6-15-2020	4,000,000	4,018,560
New Jersey TTFA Series A	5.25	6-15-2024	1,695,000	1,779,411
New Jersey TTFA Series A	5.25	6-15-2025	2,000,000	2,043,680

				49,163,968

Tax Revenue : 0.23%
New Jersey Garden Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	6,239,550

Tobacco Revenue : 0.10%
New Jersey EDA Cigarette Tax Refunding Bond	5.00	6-15-2021	2,500,000	2,588,725

Transportation Revenue : 0.39%
New Jersey TTFA Series A	5.25	12-15-2020	1,305,000	1,328,320
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,643,500
New Jersey TTFA Unrefunded Balance Bond (National Insured)	5.25	12-15-2021	6,000,000	6,256,800

				10,228,620

				85,126,895

19

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
New Mexico : 0.75%

GO Revenue : 0.13%
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00%	8-1-2025	$400,000	$477,316
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2026	1,205,000	1,476,221
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2034	1,150,000	1,446,309

				3,399,846

Housing Revenue : 0.03%
New Mexico Mortgage Finance Authority SFMR Class I Series A (GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	520,000	525,736
New Mexico Mortgage Finance Authority SFMR Class I Series B (GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	235,000	238,022

				763,758

Miscellaneous Revenue : 0.44%
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2028	9,265,000	10,583,780
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2029	1,000,000	1,141,770

				11,725,550

Utilities Revenue : 0.11%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	2,570,000	2,800,041

Water & Sewer Revenue : 0.04%
Albuquerque & Bernalillo Counties NM Water Utility Authority Series B	5.00	7-1-2024	1,000,000	1,155,450

				19,844,645

New York : 7.67%

Airport Revenue : 0.06%
Port Authority New York & New Jersey Special Obligation	5.00	12-1-2020	1,575,000	1,593,207

Education Revenue : 0.62%
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	370,497
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,776,005
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	2,787,218
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	2,660,000	2,705,087
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2022	790,000	839,114
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	709,294
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	1,025,338
Monroe County NY Industrial Development St. John Fisher College Project Series A	5.00	6-1-2020	2,125,000	2,138,111
Niagara NY Area Development Corporation	5.00	5-1-2020	1,160,000	1,163,132
Niagara NY Area Development Corporation	5.00	5-1-2022	1,350,000	1,443,258
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B	5.00	9-1-2020	1,430,000	1,452,523

				16,409,577

20

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.78%
Hempstead Town Nassau County NY Public Improvement Series A	4.00%	6-15-2028	$5,000,000	$5,758,150
Nassau County NY	5.00	10-1-2024	4,965,000	5,706,870
New York NY Series B	5.00	12-1-2032	2,000,000	2,405,980
New York NY Series C	5.00	8-1-2031	5,000,000	5,753,000
Yonkers NY Series A (AGM Insured)	5.00	10-1-2024	1,000,000	1,059,600

				20,683,600

Industrial Development Revenue : 0.07%
Monroe County NY IDAG Continuing Development Services Project (Citizens Bank LOC) ø	4.90	7-1-2027	900,000	900,000
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	1,000,000	953,230

				1,853,230

Miscellaneous Revenue : 0.31%
New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,514,290
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,500,000	3,047,100
New York NY Trust for Cultural Resources Series A-1	5.00	7-1-2031	2,475,000	2,542,444

				8,103,834

Tax Revenue : 2.71%
New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	9,091,120
New York Dormitory Authority Series A	5.00	3-15-2028	5,000,000	5,832,600
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,567,750
New York Dormitory Authority Series B (Ambac Insured)	5.50	3-15-2025	3,885,000	4,653,298
New York Dormitory Authority Series D	4.00	2-15-2037	5,000,000	5,768,150
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	5,712,350
New York Dormitory Authority Series E	5.00	3-15-2035	15,000,000	18,729,450
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,115,000	1,278,336
New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,852,250
New York NY Transitional Finance Authority Series C4 (Landesbank Hessen-Thüringen SPA) ø	0.85	8-1-2031	200,000	200,000
New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,183,760
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2031	3,815,000	4,254,793
New York Urban Development Corporation Personal income Tax Series A	5.00	3-15-2032	5,000,000	5,910,950

				72,034,807

Tobacco Revenue : 0.04%
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	4.00	6-1-2022	420,000	424,675
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	5.00	6-1-2023	500,000	515,685

				940,360

Transportation Revenue : 2.72%
New York Metropolitan Transportation Authority Series A	5.00	11-15-2024	6,010,000	6,534,373
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	4,010,000	4,252,525

21

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
New York Metropolitan Transportation Authority Series C	5.25%	11-15-2028	$5,000,000	$5,643,500
New York Metropolitan Transportation Authority Series C	5.25	11-15-2029	11,100,000	12,475,845
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	8,350,000	9,318,517
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	9,050,000	10,080,071
New York Metropolitan Transportation Authority Series D	5.00	11-15-2027	2,000,000	2,237,220
New York Metropolitan Transportation Authority Series F	5.00	11-15-2028	2,450,000	2,602,023
Triborough NY MTA Bridges & Tunnels Authority Series B	5.00	11-15-2030	6,000,000	7,887,900
Triborough NY MTA Bridges & Tunnels Authority Series C	5.00	11-15-2034	4,000,000	4,950,120
Triborough NY MTA Bridges & Tunnels Authority Series C	5.00	11-15-2035	5,000,000	6,166,250

				72,148,344

Utilities Revenue : 0.05%
New York Utility Debt Securitization Authority	5.00	12-15-2032	1,250,000	1,416,588

Water & Sewer Revenue : 0.31%
Western Nassau NY Water Authority Series A	5.00	4-1-2027	350,000	411,712
Western Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	352,482
Western Nassau NY Water Authority Series B	5.00	4-1-2024	400,000	458,212
Western Nassau NY Water Authority Series B	5.00	4-1-2026	755,000	889,179
New York NY Municipal Water Finance Authority Series GG	5.00	6-15-2029	1,295,000	1,524,785
New York NY Municipal Water Finance Authority Series HH	5.00	6-15-2037	4,000,000	4,633,560

				8,269,930

				203,453,477

North Carolina : 0.11%

Miscellaneous Revenue : 0.11%
North Carolina Grant Anticipation Vehicle Bond	5.00	3-1-2029	2,470,000	2,862,977
Onslow County NC Limited Obligation Series A	4.00	6-1-2022	90,000	95,272

				2,958,249

Ohio : 1.57%

Education Revenue : 0.04%
Summit County OH Port Authority University of Akron Student Housing Project	5.25	1-1-2024	1,000,000	1,030,750

GO Revenue : 0.08%
Columbus OH Various Purposes Series 2	5.00	7-1-2026	1,775,000	2,166,263

Housing Revenue : 0.16%
Mizuho Floater/Residual Trust Various States Series 2019-MIZ9001 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	3.42	7-1-2059	4,390,000	4,390,000

Miscellaneous Revenue : 0.58%
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2024	4,815,000	5,610,101
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,434,704
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2025	500,000	592,510
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2026	600,000	706,026
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2028	1,250,000	1,466,463
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A	5.00	1-1-2022	2,500,000	2,666,425
Ohio Building Authority Series A	5.00	10-1-2024	1,000,000	1,058,990
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	770,000	770,947

				15,306,166

22

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.12%
Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00%	10-1-2030	$2,500,000	$3,128,125

Tobacco Revenue : 0.08%
Buckeye OH Tobacco Settlement Financing Authority Senior Bond Series A-2	4.00	6-1-2037	2,000,000	2,198,180

Transportation Revenue : 0.04%
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,104,150

Utilities Revenue : 0.42%
Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00	11-15-2033	625,000	778,025
Hamilton OH Electric System Improvement and Refunding Bond (BAM Insured)	4.00	10-1-2034	710,000	809,755
Hamilton OH Electric System Improvement and Refunding Bond (BAM Insured)	4.00	10-1-2035	1,000,000	1,131,560
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	3,000,000	3,256,680
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,000,000	916,570
Ohio Combined Hydroelectric Project American Municipal Power Series A	5.00	2-15-2024	400,000	454,960
Ohio Combined Hydroelectric Project American Municipal Power Series A	5.00	2-15-2028	1,750,000	2,199,768
Ohio Combined Hydroelectric Project American Municipal Power Series A	5.00	2-15-2029	1,300,000	1,668,238

				11,215,556

Water & Sewer Revenue : 0.05%
Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,234,380

				41,773,570

Oklahoma : 2.66%

Airport Revenue : 0.21%
Tulsa OK Airports Improvement Trust Series D (BAM Insured)	5.00	6-1-2021	1,185,000	1,192,264
Tulsa OK Airports Improvement Trust Series D (BAM Insured)	5.00	6-1-2022	520,000	523,188
Tulsa OK Airports Improvement Trust Series D (BAM Insured)	5.00	6-1-2025	1,200,000	1,207,356
Tulsa OK Airports Improvement Trust Series D (BAM Insured)	5.00	6-1-2026	1,250,000	1,257,663
Tulsa OK Airports Improvement Trust Series D (BAM Insured)	5.00	6-1-2027	1,000,000	1,006,130
Tulsa OK Airports Improvement Trust Series D (BAM Insured)	5.00	6-1-2028	500,000	503,065

				5,689,666

Miscellaneous Revenue : 2.10%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2024	2,905,000	3,323,523
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,585,684
Canadian County OK Education Facilities Authority Mustang Public Schools Project	4.00	9-1-2025	1,110,000	1,254,134
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,416,260

23

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00%	9-1-2028	$2,180,000	$2,630,737
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,212,090
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,209,550
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,551,342
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	863,807
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	492,032
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	306,483
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	824,594
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,903,712
Cushing OK Educational Facilities Authority	5.00	9-1-2022	2,210,000	2,393,364
Custer County OK EDA Thomas-Fay-Custer Public Schools Project	4.00	12-1-2027	1,255,000	1,439,761
Custer County OK EDA Thomas-Fay-Custer Public Schools Project	4.00	12-1-2029	1,430,000	1,669,425
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,488,189
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,496,395
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2020	455,000	461,616
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,165,530
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,450,637
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2023	1,000,000	1,120,770
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2024	1,075,000	1,239,798
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	591,125
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,362,060
Mcclain County OK EDA Educational Facilities Blanchard Public Schools Project	4.00	9-1-2027	600,000	692,784
Mcclain County OK EDA Educational Facilities Blanchard Public Schools Project	4.00	9-1-2028	670,000	783,719
Mcclain County OK EDA Educational Facilities Blanchard Public Schools Project	4.00	9-1-2029	615,000	727,668
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2029	3,000,000	3,471,060
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2032	3,000,000	3,389,460
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2020	1,250,000	1,267,438
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2021	1,000,000	1,047,330
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2022	1,000,000	1,079,010
Oklahoma Development Finance Authority	4.00	6-1-2023	1,270,000	1,376,210
Oklahoma Development Finance Authority	5.00	6-1-2023	1,230,000	1,371,684
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2030	500,000	638,500
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2031	520,000	661,731
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2032	550,000	697,026
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	880,000	1,036,367

				55,692,605

Tax Revenue : 0.18%
Oklahoma City OK Public Property Authority	5.00	10-1-2026	1,495,000	1,778,616
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,356,520
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,504,452

				4,639,588

24

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.14%
Claremore OK Public Works Authority	4.00%	6-1-2022	$2,595,000	$2,738,426
Claremore OK Public Works Authority	4.00	6-1-2023	1,010,000	1,065,691

				3,804,117

Water & Sewer Revenue : 0.03%
McGee Creek OK Authority (National Insured)	6.00	1-1-2023	710,000	760,460

				70,586,436

Oregon : 0.42%

GO Revenue : 0.31%
Benton & Linn Counties OR Corvallis School District Series B (AGM Insured)	5.00	6-15-2031	5,110,000	6,477,896
Washington & Multnomah Counties OR Beaverton School District Series D (AGM Insured)	5.00	6-15-2035	1,500,000	1,846,095

				8,323,991

Health Revenue : 0.11%
Medford OR Hospital Facilities Authority	5.00	10-1-2020	1,155,000	1,172,695
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,775,700

				2,948,395

				11,272,386

Pennsylvania : 9.65%

Education Revenue : 1.54%
Adams County PA IDA Gettysburg College Project	5.00	8-15-2024	1,500,000	1,520,250
Adams County PA IDA Gettysburg College Project	5.00	8-15-2025	1,500,000	1,520,250
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,519,740
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	4,000,000	4,202,600
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,253,040
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	968,633
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	720,060
Pennsylvania HEFAR Series AQ	5.00	6-15-2023	6,090,000	6,710,936
Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,160,550
Pennsylvania HEFAR Series AS	5.00	6-15-2025	1,575,000	1,827,866
Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,616,327
Pennsylvania HEFAR Series LL1	5.00	11-1-2020	590,000	591,145
Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,314,664
Pennsylvania Public School Building Authority	5.00	5-1-2023	2,185,000	2,423,995
Pennsylvania Public School Building Authority	5.00	6-15-2025	2,265,000	2,601,896
Philadelphia PA IDA	6.13	6-15-2023	795,000	818,278
Philadelphia PA IDA	5.88	6-15-2022	755,000	767,767
Philadelphia PA IDA	7.00	5-1-2026	740,000	762,740
Philadelphia PA IDA Master Charter School Aid	5.00	8-1-2020	110,000	111,398
Philadelphia PA IDA Thomas Jefferson University Series B ø	1.27	9-1-2050	5,000,000	5,000,000
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	6.25	5-1-2021	125,000	126,340
Philadelphia PA Public School Building Authority (BAM Insured)	5.00	6-15-2026	2,000,000	2,283,160

				40,821,635

25

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue : 3.79%
Allegheny County PA Moon Area School District Series A	5.00%	11-15-2024	$3,400,000	$3,894,632
Allegheny County PA Series 72	5.25	12-1-2033	4,000,000	4,538,760
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,341,824
Chester and Lancaster Counties PA Octorara Area School District (AGM Insured)	4.00	4-1-2029	1,000,000	1,171,580
Johnstown PA School District (AGM Insured)	5.00	8-1-2024	2,730,000	2,850,912
Lancaster PA Series A	4.00	11-1-2027	500,000	590,370
Lancaster PA Series B	4.00	11-1-2028	535,000	632,263
Lancaster PA Series B	4.00	11-1-2033	460,000	530,923
Norristown PA Area School District Montgomery County Series 2018 (BAM Insured)	5.00	9-1-2035	2,035,000	2,398,186
Pennsylvania Hills PA School District (BAM Insured)	4.00	10-1-2021	1,460,000	1,523,598
Philadelphia PA (AGM Insured)	5.00	8-1-2025	7,000,000	8,329,090
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	2,200,000	2,315,566
Philadelphia PA School District Refunding Bond Series D	5.00	9-1-2022	3,750,000	4,079,813
Philadelphia PA School District Refunding Bond Series E	5.25	9-1-2021	1,490,000	1,512,752
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	5,962,000
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	5,948,650
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,464,576
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,178,470
Philadelphia PA Series A	5.00	8-1-2024	1,000,000	1,154,220
Philadelphia PA Series A	5.00	7-15-2026	3,000,000	3,390,630
Philadelphia PA Series A	5.00	8-1-2027	1,500,000	1,833,720
Philadelphia PA Series A	5.00	8-1-2033	2,000,000	2,434,600
Philadelphia PA Series A	5.25	7-15-2028	2,590,000	2,931,569
Philadelphia PA Series A	5.25	7-15-2029	4,410,000	4,996,795
Philadelphia PA Series A	5.25	7-15-2032	4,380,000	4,942,129
Philadelphia PA School District Series A	5.00	9-1-2032	2,300,000	2,876,495
Philadelphia PA School District Series C	5.00	9-1-2033	6,180,000	7,689,712
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,145,480
Pittsburgh PA Series A	4.00	9-1-2022	1,000,000	1,065,990
Pittsburgh PA Series A	5.00	9-1-2022	2,060,000	2,244,782
Pittsburgh PA Series A	5.00	9-1-2023	3,810,000	4,142,232
Reading Berks PA Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,199,440
Reading PA School District	5.00	4-1-2021	3,120,000	3,225,175
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,359,260
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	2,034,183
Scranton Lackawanna County PA School District Bond Series A (BAM Insured)	5.00	6-1-2037	500,000	602,085

				100,532,462

Health Revenue : 0.68%
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2039	4,360,000	4,670,955
Allegheny County PA Hospital Development Authority Series A	5.00	7-15-2031	3,750,000	4,783,088
Allegheny County PA Hospital Development Authority Series B (National Insured)	6.00	7-1-2025	2,605,000	3,179,845
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2025	1,340,000	1,435,716
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2026	1,370,000	1,456,872
Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2027	1,225,000	1,298,010
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2037	1,000,000	1,079,610

				17,904,096

Miscellaneous Revenue : 1.95%
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	2,000,000	2,236,760
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	400,000	496,424

26

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00%	7-1-2029	$300,000	$371,223
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	462,746
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2022	3,015,000	3,280,772
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2023	1,900,000	2,124,656
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2024	1,660,000	1,908,336
Pennsylvania Public School Building Authority (BAM Insured)	4.00	5-15-2021	500,000	515,575
Pennsylvania Public School Building Authority (BAM Insured)	4.00	5-15-2022	1,000,000	1,028,030
Pennsylvania Public School Building Authority	5.00	4-1-2020	5,600,000	5,600,000
Pennsylvania Public School Building Authority	5.00	4-1-2029	1,000,000	1,074,770
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	1,995,000	2,469,311
Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2028	3,500,000	4,198,285
Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2033	4,425,000	5,189,507
Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	2,000,000	2,149,540
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,513,640
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2024	1,250,000	1,445,013
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2025	1,250,000	1,435,888
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2026	1,250,000	1,432,263
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2027	1,010,000	1,153,854
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	4,372,081
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	2,150,064
Southeastern Pennsylvania Transportation Authority	5.00	3-1-2028	725,000	907,410
York County PA School of Technology Authority Series A (BAM Insured)	5.00	2-15-2024	1,590,000	1,802,663
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	911,264
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	567,505

				51,797,580

Resource Recovery Revenue : 0.24%
Lancaster County PA Solid Waste Management Authority Series A	5.25	12-15-2028	5,665,000	6,448,923

Tobacco Revenue : 0.23%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	3,004,425
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	3,057,200

				6,061,625

Transportation Revenue : 0.85%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2038	1,000,000	1,106,130
Pennsylvania Turnpike Commission Refunding Bond	5.00	6-1-2027	1,000,000	1,229,520
Pennsylvania Turnpike Commission Refunding Bond	5.00	12-1-2033	3,780,000	4,298,427
Pennsylvania Turnpike Commission Refunding Bond (AGM Insured)	6.00	12-1-2030	4,220,000	5,513,852
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	6,065,050
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,688,229
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	$2,000,000	2,614,620

				22,515,828

27

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.37%
Bucks County PA Water & Sewer Authority Water System (AGM Insured)	5.00%	12-1-2026	2,400,000	$2,557,152
Pennsylvania Capital Region Water System Series 2017	5.00	7-15-2030	1,180,000	1,451,624
Pennsylvania Capital Region Water System Series 2018	5.00	7-15-2030	1,500,000	1,868,505
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2027	1,535,000	1,886,315
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	2,129,653

				9,893,249

				255,975,398

South Carolina : 0.92%

Education Revenue : 0.30%
South Carolina Education Assistance Authority Student Loan Series I	5.00	10-1-2024	1,140,000	1,140,593
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	828,947
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	2,217,118
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,529,582
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,155,792

				7,872,032

Health Revenue : 0.41%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	1.26	5-1-2048	11,000,000	11,000,000

Miscellaneous Revenue : 0.21%
Laurens County SC Education Assistance for District #55	5.00	12-1-2021	1,000,000	1,061,720
Laurens County SC Education Assistance for District #55	5.00	12-1-2022	1,250,000	1,353,650
Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,166,710
Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,864,497

				5,446,577

				24,318,609

Tennessee : 1.06%

Education Revenue : 0.03%
Franklin County TN HEFA	4.00	9-1-2024	250,000	266,188
Franklin County TN HEFA	5.00	9-1-2030	560,000	606,049

				872,237

GO Revenue : 0.02%
White County TN	4.05	6-1-2020	515,000	517,395

Housing Revenue : 0.11%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	799,238
Greeneville TN HEFA People Road Portfolio Project	1.45	12-1-2022	2,215,000	2,206,295

				3,005,533

28

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.90%
Tennessee Energy Acquisition Corporation Gas Project	4.00%	11-1-2049	$11,000,000	$11,432,520
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	12,120,000	12,415,001

				23,847,521

				28,242,686

Texas : 8.83%

Airport Revenue : 0.46%
Galveston TX Wharves & Terminal	5.00	2-1-2026	2,000,000	2,019,700
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2033	3,000,000	3,598,650
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2034	3,500,000	4,186,000
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2035	2,000,000	2,383,960

				12,188,310

Education Revenue : 0.25%
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	270,000	278,583
Texas Woman’s University Financing System	4.00	7-1-2020	1,000,000	1,006,970
University of Houston Texas Series B	5.25	7-1-2026	4,225,000	5,210,904

				6,496,457

GO Revenue : 4.26%
Austin TX Independent School District Series B	5.00	8-1-2023	3,805,000	4,277,543
Austin TX Independent School District Series B	5.00	8-1-2024	3,970,000	4,604,049
Austin TX Independent School District Series B	5.00	8-1-2025	2,050,000	2,443,908
Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,721,208
Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,194,787
Bexar County TX Combination Tax Certificate of Obligation	5.00	6-15-2024	1,000,000	1,154,360
Bexar County TX Hospital District Refunding Bond	5.00	2-15-2037	1,250,000	1,538,675
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2023	1,350,000	1,493,208
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2026	1,000,000	1,176,780
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,527,786
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2023	1,395,000	1,535,086
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,152,730
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,292,347
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,140,670
Dallas County TX Combination Tax and Parking Garage Certification of Obligation	5.00	8-15-2025	3,235,000	3,862,590
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2023	720,000	778,586
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2024	745,000	822,130
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2023	1,990,000	2,234,631
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2024	1,145,000	1,325,567
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2025	1,000,000	1,155,440
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,152,270
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,235,246
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,383,200
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,515,740
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	4.00	3-1-2026	755,000	846,838
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2022	1,000,000	1,072,860
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2023	620,000	687,307
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2024	1,660,000	1,897,430
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,599,010
Harris County TX Cypress-Fairbanks Independent High School Series B-1	2.13	2-15-2040	10,000,000	10,070,900
Harris County TX Tax Road Refunding Bond Series 2014-A	5.00	10-1-2025	8,445,000	9,826,686
Harris County TX Tax Road Refunding Bond Series 2015-A	5.00	10-1-2025	4,215,000	5,018,421

29

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Harris County TX Toll Road Project Series C (AGM Insured)	5.25%	8-15-2027	$4,000,000	$5,083,080
Hays County TX Limited Tax Bond	5.00	2-15-2026	650,000	781,008
Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,230,130
Hays County TX Limited Tax Refunding Bond	5.00	2-15-2023	1,750,000	1,933,558
Midlothian TX Independent School District Refunding Bond Series C	2.00	8-1-2051	4,535,000	4,619,442
Plano TX	5.00	9-1-2030	2,155,000	2,657,869
San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	5,049,265
San Antonio TX Independent School District Unlimited Tax Series 2018	5.00	8-15-2037	2,000,000	2,373,140
Texas Independent School District Refunding Bond	5.00	8-15-2025	2,260,000	2,694,553
Texas Veterans Bond Series B (FHLB SPA) ø	4.95	6-1-2046	6,805,000	6,805,000
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2026	610,000	670,006
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2027	635,000	695,376
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2030	710,000	762,370

				113,092,786

Health Revenue : 0.31%
Harris County TX Cultural Education Facilities Finance Corporation
Memorial Hermann Health System Series B	5.00	7-1-2049	4,000,000	4,776,040
Residual Interest Bond Floater Trust Certificates Series 2019-010 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	2.14	11-15-2046	3,500,000	3,500,000

				8,276,040

Housing Revenue : 0.38%
San Antonio TX Housing Trust Finance Corporation Majestic Ranch Apartments LP (FHA Insured)	1.40	7-1-2022	10,000,000	9,972,000

Miscellaneous Revenue : 0.48%
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2026	565,000	687,187
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2029	400,000	495,728
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2030	500,000	618,010
Lower Colorado River TX Authority	5.50	5-15-2031	2,500,000	2,789,600
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,177,230
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,470,138
Texas Transportation Commission Highway Improvement Series A	5.00	4-1-2042	5,000,000	5,384,150

				12,622,043

Resource Recovery Revenue : 0.31%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	1.40	11-1-2040	8,100,000	8,100,000

Tax Revenue : 0.49%
Houston TX Old Spanish Trail Almeda Corridors Redevelopment Authority (BAM Insured)	4.00	9-1-2031	1,540,000	1,801,584
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2027	1,880,000	2,063,620
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2029	2,390,000	2,618,699
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2030	1,500,000	1,641,840
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2031	1,000,000	1,094,560
Texas Transportation Commission Highway Fund Series A	5.00	10-1-2025	3,250,000	3,888,495

				13,108,798

30

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.78%
Central Texas Regional Mobility Authority Series B	5.00%	1-1-2045	$8,000,000	$8,068,960
Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,833,345
Texas Private Activity Bond Surface Transportation Corporation	7.50	6-30-2032	2,000,000	2,018,240
Texas Private Activity Bond Surface Transportation Corporation	7.50	6-30-2033	2,000,000	2,018,100
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2034	3,000,000	3,389,820
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2035	3,000,000	3,378,270

				20,706,735

Utilities Revenue : 0.74%
Austin TX Refunding Bond (National Insured)	5.25	5-15-2025	1,400,000	1,553,622
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,570,425
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,751,250
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,914,525
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012	5.00	12-15-2021	3,945,000	4,076,092
Texas Municipal Gas Acquisition & Supply Corporation Series B	5.00	12-15-2022	5,000,000	5,248,350
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,177,690
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	443,126

				19,735,080

Water & Sewer Revenue : 0.37%
Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	814,177
Houston TX Utilities Systems Series A	5.25	11-15-2031	3,000,000	3,077,940
North Harris County TX Regional Water Authority Senior Lien (BAM Insured)	5.00	12-15-2029	1,215,000	1,326,889
Tarrant TX Water Project Refunding Bond	4.00	2-1-2027	1,000,000	1,141,560
Texas Water Development Board State Implementation Series 2018A	4.00	10-15-2032	3,000,000	3,508,500

				9,869,066

				234,167,315

Utah : 0.33%

Education Revenue : 0.11%
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2020	250,000	250,245
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2021	400,000	411,244
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2022	400,000	419,220
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2023	400,000	427,952
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2024	450,000	490,266
Utah Charter School Finance Authority Refunding Bond (CSCE Insured) 144A	4.50	6-15-2027	1,025,000	993,645

				2,992,572

GO Revenue : 0.08%
Canyons UT Board of Education Utah School Bond Guaranty Program (AGM Insured)	5.00	6-15-2022	1,860,000	2,017,449

31

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.14%
West Valley City UT Municipal Building Authority (AGM Insured)	5.00%	2-1-2028	$1,000,000	$1,217,680
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,874,739
West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	776,129

				3,868,548

				8,878,569

Virginia : 0.50%

Education Revenue : 0.13%
Virginia Small Business Financing Authority	5.25	10-1-2029	3,000,000	3,465,180

Tax Revenue : 0.08%
Greater Richmond VA Convention Center	5.00	6-15-2025	1,000,000	1,176,340
Marquis VA CDA CAB Series 2015 144A¤	0.00	9-1-2045	386,000	217,750
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	82,292
Marquis VA CDA Series B	5.63	9-1-2041	1,274,000	713,236

				2,189,618

Transportation Revenue : 0.29%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	7,000,000	7,609,420

				13,264,218

Washington : 4.31%

Education Revenue : 0.04%
Washington EDFA	5.00	6-1-2028	1,000,000	1,142,940

GO Revenue : 2.01%
King & Pierce Counties WA Auburn School District #408 (AGM Insured)	4.00	12-1-2034	4,075,000	4,827,327
King County WA Federal Way School District #210 (AGM Insured)	4.00	12-1-2023	4,085,000	4,495,175
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,919,216
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,971,607
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,468,483
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	8,396,936
Seattle WA Refunding Bond Series A	5.00	6-1-2024	6,345,000	7,335,455
Thurston & Pierce Counties WA Community Schools (AGM Insured)	5.00	12-1-2030	1,415,000	1,803,587
Washington Various Purposes Bond Series C	5.00	2-1-2034	5,800,000	6,894,112
Washington Various Purposes Refunding Bond Series B	5.00	7-1-2028	4,000,000	4,793,560
Yakima County WA West Valley School District #208 (AGM Insured)	5.00	12-1-2032	1,200,000	1,527,108

				53,432,566

Health Revenue : 0.76%
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2023	4,000,000	4,379,760
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2026	2,250,000	2,629,125
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,222,001
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,566,270
Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap +1.05%) ±	5.76	1-1-2042	10,000,000	10,210,200

				20,007,356

32

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.19%
Snohomish County WA Housing Authority Carvel Apartments Project	5.00%	4-1-2032	$1,955,000	$2,391,727
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2033	1,550,000	1,891,744
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2034	655,000	796,984

				5,080,455

Miscellaneous Revenue : 0.79%
Washington Certificate of Participation Series B	5.00	7-1-2035	1,335,000	1,661,621
Washington Certificate of Participation Series B	5.00	7-1-2037	1,585,000	1,960,027
Washington Lease FYI Properties Refunding Bond	5.00	6-1-2034	6,000,000	7,407,900
Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,766,240
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	3,151,693

				20,947,481

Resource Recovery Revenue : 0.21%
Seattle WA Solid Waste System Improvement & Refunding Bond	4.00	6-1-2033	1,175,000	1,314,026
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	746,077
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,748,968
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,829,146

				5,638,217

Utilities Revenue : 0.31%
Energy Northwest Washington Wind Project	5.00	7-1-2022	1,185,000	1,281,755
Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,900,533

				8,182,288

				114,431,303

West Virginia : 0.71%

GO Revenue : 0.30%
Ohio County WV Public School Bond	3.00	6-1-2027	2,740,000	3,003,232
West Virginia State Road Bond Series 2018 B	5.00	12-1-2036	4,000,000	4,972,080

				7,975,312

Health Revenue : 0.06%
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2031	375,000	445,181
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2032	950,000	1,121,969

				1,567,150

Miscellaneous Revenue : 0.35%
West Virginia EDA Excess Lottery Series A	5.00	7-1-2038	2,980,000	3,630,802
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2026	1,520,000	1,786,760
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2027	1,595,000	1,877,554
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2029	1,755,000	2,054,298

				9,349,414

				18,891,876

33

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

		Interest rate	Maturity date	Principal	Value
Wisconsin : 0.88%

Education Revenue : 0.25%
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A		6.00%	10-1-2032	$1,475,000	$1,640,938
Wisconsin PFA KU Campus Development Corporation Central District Development Project		5.00	3-1-2032	4,315,000	5,128,636

					6,769,574

Health Revenue : 0.43%
University of Wisconsin Hospitals & Clinics Authority Refunding Bond Series B (JPMorgan Chase & Company SPA) ø		0.75	4-1-2048	1,500,000	1,500,000
Wisconsin HEFA Series A		4.00	11-15-2039	2,250,000	2,408,265
Wisconsin HEFA Series A		5.00	7-15-2021	3,500,000	3,675,175
Wisconsin HEFA Series A		5.00	11-15-2023	3,500,000	3,956,339

					11,539,779

Housing Revenue : 0.15%
Wisconsin Tender Option Bond Trust Receipts/Certificates Series 2019-XF2821 (Mizuho Bank Limited LOC, Mizuho Bank Limited LIQ) 144Aø		4.86	1-1-2026	3,860,000	3,860,000

Miscellaneous Revenue : 0.05%
Milwaukee WI RDA Public Schools		5.00	11-15-2029	420,000	501,866
Milwaukee WI RDA Public Schools		5.00	11-15-2030	635,000	757,034

					1,258,900

					23,428,253

Total Municipal Obligations (Cost $2,541,320,769)					2,639,390,823

Total investments in securities (Cost $2,541,320,769)	99.47%				2,639,390,823

Other assets and liabilities, net	0.53				14,069,065

Total net assets	100.00%				$2,653,459,888

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration

34

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments - March 31, 2020 (unaudited)

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

35

Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$2,639,390,823	$0	$2,639,390,823

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.72%

Guam : 0.85%

Airport Revenue : 0.34%
Guam Port Authority Series 2018B	5.00%	7-1-2035	$605,000	$602,538

Water & Sewer Revenue : 0.51%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	865,000	888,511

				1,491,049

Illinois : 1.80%

GO Revenue : 0.91%
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	510,040
Kane, Cook, & DuPage Counties IL School District #46 Series 2015D	5.00	1-1-2027	965,000	1,087,536

				1,597,576

Miscellaneous Revenue : 0.89%
Illinois Series 2017D	5.00	11-1-2022	500,000	514,425
Illinois Series A	5.00	11-1-2023	1,000,000	1,040,150

				1,554,575

				3,152,151

Minnesota : 95.77%

Airport Revenue : 2.41%
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2014A	5.00	1-1-2032	750,000	833,063
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016C	5.00	1-1-2046	1,000,000	1,159,030
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016D	5.00	1-1-2041	250,000	283,593
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2029	500,000	555,950
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	1,250,000	1,373,688

				4,205,324

Education Revenue : 21.88%
Anoka County MN Charter School Series A	3.65	6-1-2020	185,000	185,746
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	4.00	7-1-2020	100,000	99,847
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	740,018
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	603,080
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	503,000
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	870,920
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	506,355
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016-A	5.25	7-1-2037	400,000	407,304
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	124,001
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	98,582
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	97,839

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50%	8-1-2036	$500,000	$512,520
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	352,440
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	625,619
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	607,044
Minneapolis MN Charter School Northeast College Preparatory Project	5.00	7-1-2055	700,000	588,007
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	250,000	253,258
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,325,300
Minnesota HEFAR College of St. Scholastica Series 2019	4.00	12-1-2040	1,000,000	990,600
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	413,376
Minnesota HEFAR Concordia University Series 6Q (U.S. Bank NA LOC) ø	1.10	4-1-2037	2,500,000	2,500,000
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,063,210
Minnesota HEFAR Hamline University Series 7E	4.50	10-1-2021	300,000	305,013
Minnesota HEFAR Hamline University Series 7E	5.00	10-1-2029	500,000	509,565
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	407,155
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,156,140
Minnesota HEFAR St. Thomas University Series 7U	5.00	4-1-2023	750,000	817,868
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	1,068,120
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	868,650
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	857,595
Minnesota Higher Education Facilities Authority Series 2019	5.00	10-1-2040	750,000	875,700
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	5.00	11-1-2027	500,000	606,530
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds Series 2018	5.00	11-1-2026	700,000	832,902
Minnesota State Colleges & Universities Revenue Fund & Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	617,390
Moorhead MN Educational Facilities Bond The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,141,080
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	440,000	427,029
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,046,749
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project 144A	5.00	8-1-2022	955,000	963,175
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	510,000
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,030,110
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A	4.00	7-1-2023	175,000	173,835
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	913,280
St. Paul MN Housing & RDA Charter School Twin Cities German Immersion School Project Series 2019	5.00	7-1-2055	750,000	706,245
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	140,477
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,638,124
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	931,777
University of Minnesota Series 2019A	5.00	4-1-2044	2,000,000	2,491,920
University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2036	1,000,000	1,047,000
Woodbury MN Charter School Series A	3.90	12-1-2022	220,000	226,252
Woodbury MN Charter School Series A	5.00	12-1-2027	215,000	222,559
Woodbury MN Charter School Series A	5.00	12-1-2032	220,000	227,139

				38,227,445

GO Revenue : 17.25%
Hastings MN Independent School District #200 CAB Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2032	1,305,000	953,994
Hastings MN Independent School District #200 CAB Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2033	1,145,000	801,511
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	551,817
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,439,720

2

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00%	2-1-2025	$160,000	$184,258
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	218,204
Minnesota Series 2018A	5.00	8-1-2032	2,700,000	3,443,499
Minnesota Various Purpose Bonds Series 2015A	5.00	8-1-2028	3,400,000	4,055,236
North St. Paul Maplewood MN Independent School District #622 Facilities Maintenance Series B (South Dakota Credit Program Insured)	4.00	2-1-2029	2,735,000	3,228,476
Rosemount MN Independent School District #196 School Building Series 2016A (South Dakota Credit Program Insured)	5.00	2-1-2027	1,500,000	1,794,030
Roseville MN Independent School District #623 School Building Series A (South Dakota Credit Program Insured)	5.00	2-1-2031	2,090,000	2,532,725
Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (South Dakota Credit Program Insured)	5.00	2-1-2027	1,250,000	1,465,475
Shakopee MN Independent School District #720 Series A (South Dakota Credit Program Insured)	5.00	2-1-2023	1,000,000	1,094,170
Shakopee MN Independent School District #720 Series B (South Dakota Credit Program Insured)	5.00	2-1-2025	405,000	466,807
St. Cloud MN Series A	4.00	2-1-2028	460,000	534,051
St. Cloud MN Series A	4.00	2-1-2029	475,000	549,323
St. Cloud MN Series A	4.00	2-1-2030	495,000	570,359
St. Francis MN Independent School District #15 Series A (South Dakota Credit Program Insured)	5.00	2-1-2027	485,000	533,224
St. Francis MN Independent School District #15 Series A (South Dakota Credit Program Insured)	5.00	2-1-2028	220,000	241,487
St. Lous Park Independent School District #203 Series 2019A (South Dakota Credit Program Insured)	5.00	2-1-2028	1,370,000	1,731,036
Willmar MN Rice Memorial Hospital Project Series 2012A	5.00	2-1-2026	1,000,000	1,030,030
Worthington MN Independent School District #518 School Building Series A (South Dakota Credit Program Insured)	4.00	2-1-2030	440,000	497,900
Worthington MN Independent School District #518 School Building Series A (South Dakota Credit Program Insured)	4.00	2-1-2032	530,000	593,680
Worthington MN Independent School District #518 School Building Series A (South Dakota Credit Program Insured)	4.00	2-1-2033	555,000	619,003

				30,130,015

Health Revenue : 20.30%
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	841,883
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	559,950
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	334,533
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.00	2-15-2048	650,000	746,857
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.25	2-15-2053	2,500,000	2,918,100
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013	4.00	4-1-2022	735,000	767,311
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	1,018,453
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	728,530
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	596,655
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	594,685
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2029	1,000,000	1,297,160
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,224,380
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25	8-15-2025	1,000,000	1,015,510
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25	8-15-2035	1,000,000	1,015,510
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,352,060
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	1,190,620
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	619,801
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2032	660,000	665,214
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2042	560,000	562,800

3

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Rochester MN Healthcare Facilities Mayo Clinic ø	4.88%	11-15-2047	$4,200,000	$4,200,000
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144Aøø	5.85	11-1-2058	750,000	736,005
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	792,547
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	819,105
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,367,580
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,359,140
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health	5.13	5-1-2030	125,000	125,360
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	687,006
St. Paul MN Housing & RDA Healthfirst Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,202,270
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2025	250,000	294,843
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2031	2,010,000	2,313,410
Winona MN Health Care Facilities Refunding Bond Series 2012	5.00	7-1-2034	500,000	513,685

				35,460,963

Housing Revenue : 4.63%
Brooklyn Park MN MFHR Amorce Limited Partnership Project Series 2019A (GNMA Insured) øø	1.25	1-1-2022	1,735,000	1,732,415
Dakota County MN Community Development Agency Single-Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	3,459	3,461
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	872,307
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±	5.14	1-1-2045	1,000,000	1,000,300
Minnesota Housing Finance Agency Rental Bond Series 2019C	1.60	8-1-2021	1,475,000	1,475,679
Minnesota Housing Finance Agency Residential Housing Series 2012D (GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	115,000	116,768
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2027	1,665,000	1,913,435
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	571,890
Oak Park Heights MN Boutwells Landing Project Series 2005 (FHLMC LIQ) ø	3.90	11-1-2035	400,000	400,000

				8,086,255

Miscellaneous Revenue : 16.82%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,122,530
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2030	250,000	282,310
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2031	250,000	281,005
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2034	300,000	333,093
Duluth MN Independent School District #709 Certificate of Participation Series 2019A	4.00	3-1-2026	700,000	687,925
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (South Dakota Credit Program Insured)	5.00	2-1-2026	395,000	468,304
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (South Dakota Credit Program Insured)	5.00	2-1-2028	700,000	863,457
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	835,103
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA LIQ, U.S. Bank NA SPA) ø	0.70	8-15-2037	2,000,000	2,000,000
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A	6.00	12-1-2040	1,000,000	1,031,010
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2027	2,000,000	2,133,980
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2029	2,000,000	2,130,860
Minnesota General Fund Appropriation Bonds Series 2014A	5.00	6-1-2033	1,000,000	1,098,180
Minnesota Legislative Office Facility Project Certificate of Participation Series 2014	5.00	6-1-2023	435,000	485,973
Minnetonka MN Independent School District #276 Certificate of Participation Series 2016F	5.00	2-1-2025	205,000	225,203

4

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Minnetonka MN Independent School District #276 Certificate of Participation Series 2018C	5.75%	2-1-2042	$2,145,000	$2,600,555
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,173,601
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,713,930
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	555,565
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,105,660
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2023	230,000	244,462
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2024	130,000	140,773
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2025	215,000	236,412
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2032	500,000	573,305
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2034	350,000	399,917
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2028	245,000	284,440
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2029	255,000	294,900
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2030	260,000	299,582
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A	6.63	9-1-2042	865,000	930,835
St. Paul MN Independent School District Series C (South Dakota Credit Program Insured)	5.00	2-1-2030	2,965,000	3,626,580
White Bear Lake MN Revenue Refunding Bonds YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,221,580

				29,381,030

Resource Recovery Revenue : 1.52%
Douglas County MN Refunding Bond Solid Waste Series A	5.00	8-1-2029	1,005,000	1,301,535
Douglas County MN Refunding Bond Solid Waste Series A	5.00	8-1-2030	1,055,000	1,360,760

				2,662,295

Tax Revenue : 0.93%
Hennepin County MN Series 2019B	5.00	12-15-2031	1,260,000	1,621,595

Transportation Revenue : 1.03%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	588,667
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	608,836
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	5.00	8-1-2025	500,000	595,220

				1,792,723

Utilities Revenue : 9.00%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012	5.00	1-1-2042	1,500,000	1,587,675
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A	5.00	12-1-2026	700,000	764,743
Minnesota Municipal Power Agency Series A	5.00	10-1-2025	2,335,000	2,378,034
Northern Minnesota Municipal Power Agency Series 2013A	4.00	1-1-2028	450,000	476,195
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2030	520,000	606,268
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2031	350,000	406,207
Northern Minnesota Municipal Power Agency Series 2017	5.00	1-1-2041	400,000	468,768
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2025	315,000	355,591
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2026	250,000	281,643
Rochester MN Electric Utility Revenue Series 2017A	5.00	12-1-2037	500,000	592,510
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2032	700,000	896,861
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2033	560,000	715,613

5

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

		Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A		5.00%	1-1-2034	$615,000	$783,467
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2027	1,565,000	1,716,695
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2030	1,000,000	1,092,110
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2031	1,000,000	1,182,010
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2032	1,250,000	1,422,038

					15,726,428

					167,294,073

Virgin Islands : 0.30%

Tax Revenue : 0.30%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)		5.00	10-1-2025	500,000	518,925

Total Municipal Obligations (Cost $168,364,676)					172,456,198

Total investments in securities (Cost $168,364,676)	98.72%				172,456,198

Other assets and liabilities, net	1.28				2,227,809

Total net assets	100.00%				$174,684,007

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement

6

Wells Fargo Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$172,456,198	$0	$172,456,198

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.87%

Alabama : 2.00%

GO Revenue : 0.06%
Birmingham AL CAB Series A1	5.00%	3-1-2045	$3,000,000	$3,450,600

Health Revenue : 0.05%
UAB Medicine Finance Authority Series B	5.00	9-1-2034	1,000,000	1,245,810
UAB Medicine Finance Authority Series B	5.00	9-1-2035	1,000,000	1,241,150

				2,486,960

Miscellaneous Revenue : 0.74%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	24,000,000	28,542,960
Alabama Federal Aid Highway Finance Authority Series A	5.00	6-1-2037	9,000,000	10,901,250

				39,444,210

Utilities Revenue : 1.04%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	16,960,000	17,147,917
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	7,660,000	7,967,319
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	28,850,000	29,849,364

				54,964,600

Water & Sewer Revenue : 0.11%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2025	710,000	620,675
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,455,350
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,741,166

				5,817,191

				106,163,561

Alaska : 0.26%

Health Revenue : 0.26%
Alaska IDA Tanana Chiefs Conference Project	5.00	10-1-2033	1,930,000	2,363,710
Alaska Industrial Development & Export Authority Loan Anticipation Notes YKHC Project	3.50	12-1-2020	11,300,000	11,314,012

				13,677,722

				13,677,722

Arizona : 1.73%

Education Revenue : 0.47%
Arizona Board of Regents University of Arizona Series C %%	5.00	8-1-2027	1,000,000	1,180,860
Arizona Board of Regents University of Arizona Series C	5.00	8-1-2029	1,005,000	1,229,427
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,004,211
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,217,287
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,189,280
Phoenix AZ IDA Rowan University Project Series 2012	5.25	6-1-2034	1,000,000	1,050,510
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	7,390,000	6,878,095
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	6,395,000	5,898,684

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00%	12-15-2043	$3,225,000	$3,432,400

				25,080,754

Health Revenue : 0.17%
Arizona Health Facilities Authority Revenue Bond Banner Health Series 2012A	4.00	1-1-2043	5,565,000	5,660,829
Tempe AZ IDA Friendship Village Project Series A	5.25	12-1-2020	1,000,000	1,008,050
Tempe AZ IDA Friendship Village Project Series A	5.38	12-1-2021	1,000,000	1,021,050
Tempe AZ IDA Friendship Village Project Series A	5.50	12-1-2022	1,000,000	1,022,880

				8,712,809

Miscellaneous Revenue : 1.03%
Arizona Board Regents Certificates Refunding University Arizona Series C	5.00	6-1-2028	3,250,000	3,494,335
Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	7,769,555
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	10,605,094
Phoenix AZ Civic Improvement Corporation Rental Car Facility Charge Revenue Series A	4.00	7-1-2045	9,135,000	9,873,108
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2034	13,875,000	16,294,661
Phoenix AZ Civic Improvement Corporation Series B	5.00	7-1-2049	5,570,000	6,391,965

				54,428,718

Resource Recovery Revenue : 0.06%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	3,200,000	3,227,040

Utilities Revenue : 0.00%
Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B	5.20	6-1-2043	100,000	100,315

				91,549,636

Arkansas : 0.17%

Housing Revenue : 0.17%
Arkansas Development Finance Authority MFHR Maple Place Apartments (Department of Housing and Urban Development Insured)	1.53	10-1-2023	8,900,000	8,875,525

California : 5.23%

Airport Revenue : 1.03%
Los Angeles CA Department of Airports AMT Subordinate Revenue Bond	5.00	5-15-2034	1,750,000	2,007,145
Los Angeles CA Department of Airports Subordinate Revenue Bonds	4.00	5-15-2036	2,000,000	2,145,960
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	17,154,450
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	33,225,300

				54,532,855

Education Revenue : 0.13%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,398,989
University of California Series K	4.00	5-15-2046	3,880,000	4,235,990

				6,634,979

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.71%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00%	8-1-2031	$7,500,000	$5,774,400
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,674,576
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,819,306
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2034	5,000,000	3,441,650
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2035	6,700,000	4,453,557
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2031	1,000,000	780,340
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2032	1,000,000	760,310
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2033	1,000,000	736,290
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	1,841,282
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,417,400
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,620,720
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,576,060
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,272,191
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2033	1,230,000	915,846
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,296,090
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,637,100
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,599,240
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	758,610
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,470,740
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,818,058

				37,663,766

Health Revenue : 1.16%
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	13,450,000	14,784,240
California PFA Sharp Healthcare Series B (Barclays Bank plc LOC) ø	0.60	8-1-2052	3,000,000	3,000,000
California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	5.50	7-1-2040	21,550,000	21,550,000
California Statewide CDA Sutter Health Series A	6.00	8-15-2042	4,900,000	4,990,405
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	2,000,000	2,058,420
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	5.00	5-15-2047	3,885,000	4,397,082
University of California Regents University Medical Center Pooled Revenue Bonds Series L	4.00	5-15-2037	10,025,000	10,869,707

				61,649,854

Housing Revenue : 0.08%
California Community Housing Agency Essential Housing Revenue Verdant at Green Valley Series A 144A	5.00	8-1-2049	1,000,000	1,007,350
California HFA Municipal Certificates Series 2 Class A	4.00	3-20-2033	3,237,947	3,435,041

				4,442,391

Industrial Development Revenue : 0.07%
California PCFA Solid Waste Disposal Revenue AMT Subordinated Green Bond Calplant Project I 144A	7.50	12-1-2039	8,620,000	1,982,600

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue (continued)
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00%	7-1-2039	$2,900,000	$1,589,635

				3,572,235

Miscellaneous Revenue : 0.72%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	8,500,000	9,527,055
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,593,172
Irvine CA Improvement Bond Act of 1915 Reassessment District #85-7 Series A (Bank of Tokyo-Mitsubishi LOC) ø	0.80	9-2-2032	9,000,000	9,000,000
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,844,899
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	3,821,482
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	3,775,827
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,725,407
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,535,400
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	3,195,308

				38,018,550

Resource Recovery Revenue : 0.36%
California Municipal Finance Authority Republic Services	1.15	9-1-2021	10,000,000	10,000,000
California PCFA Series A 144A	1.09	8-1-2023	9,000,000	8,998,020

				18,998,020

Tax Revenue : 0.02%
San Diego County CA Regional Transportation Commission Limited Tax Series A	5.00	4-1-2048	915,000	1,057,429

Transportation Revenue : 0.47%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	5.96	4-1-2036	23,545,000	24,655,382

Utilities Revenue : 0.36%
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,805,000	19,071,735

Water & Sewer Revenue : 0.12%
Los Angeles CA Department of Water & Power Waterworks Subordinate Bond Series B2 (Royal Bank of Canada SPA) ø	0.52	7-1-2035	6,600,000	6,600,000

				276,897,196

Colorado : 3.84%

Airport Revenue : 0.41%
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2034	12,855,000	16,148,837
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2037	3,130,000	3,665,480
Denver CO City & County Airport System Revenue Series 2012B	5.00	11-15-2030	2,000,000	2,149,900

				21,964,217

Education Revenue : 0.87%
Colorado Board of Governors State University Enterprise System Revenue Bonds Series 2013C	5.25	3-1-2033	725,000	810,818
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	653,596
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series E-1	5.00	3-1-2040	390,000	459,284
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,247,949
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,002,570
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	515,000	505,931

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00%	12-15-2037	$3,380,000	$3,217,016
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	4,051,581
Colorado ECFA Charter School Benjamin Franklin Academy Project	5.00	7-1-2036	750,000	829,493
Colorado ECFA Charter School Collegiate Project (AGC Insured)	5.25	6-15-2024	1,140,000	1,142,314
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,190,000	1,276,406
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,217,275
Colorado ECFA Charter School Pinnacle High School Project Series 2009	5.13	12-1-2039	500,000	499,965
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	500,000	496,225
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015	5.00	12-15-2028	600,000	658,854
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	6,057,368
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	7,250,196
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	4,655,668
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,312,910
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010	5.00	9-1-2032	1,265,000	1,285,139
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B	5.00	9-1-2030	1,770,000	1,914,662
Colorado ECFA Union Colony School Project Revenue Bond Series 2018	5.00	4-1-2048	715,000	803,996
Colorado PFA Charter School Highline Academy Project	6.25	12-15-2020	80,000	82,829
Colorado PFA Charter School Highline Academy Project	6.75	12-15-2025	455,000	472,640
Colorado PFA Charter School Highline Academy Project	7.38	12-15-2040	4,010,000	4,181,788

				46,086,473

GO Revenue : 0.17%
Arapahoe County CO Copperleaf Metropolitan District #2	5.75	12-1-2045	500,000	502,575
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	964,600
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,097,380
Broadway Station Metropolitan District #3 Series A	5.00	12-1-2049	1,250,000	1,140,325
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	635,000	590,690
Colorado Parker Homestead Metropolitan District Refunding & Improvement Bonds Series 2016	5.63	12-1-2044	1,000,000	1,009,090
Thompson Crossing Metropolitan District #4 Refunding & Improvement Bonds	5.00	12-1-2049	2,125,000	1,993,888
Weld County CO Eaton Area Park & Recreation District Series 2015	5.50	12-1-2038	1,075,000	1,095,952
Wheatlands CO Metropolitan District #2 Refunding Bond (BAM Insured)	5.00	12-1-2030	500,000	587,470

				8,981,970

Health Revenue : 0.25%
Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	638,184
Colorado Health Facilities Authority Commonspirit Health Series A2	5.00	8-1-2038	4,000,000	4,356,120
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,186,400
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project Series 2017A	5.25	5-15-2047	1,000,000	912,520
Colorado Health Facilities Authority Hospital Series A	4.00	11-15-2043	3,500,000	3,779,580
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,127,510

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00%	12-1-2025	$670,000	$674,020
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	599,020

				13,273,354

Miscellaneous Revenue : 0.50%
Aurora CO E-470 Public Highway Authority CAB Series A (National Insured) ¤	0.00	9-1-2034	4,000,000	2,615,240
Colorado Bridge Enterprise Revenue	4.00	12-31-2029	2,705,000	3,076,505
Colorado Bridge Enterprise Revenue	4.00	6-30-2030	3,115,000	3,530,448
Colorado Bridge Enterprise Revenue	4.00	6-30-2031	665,000	751,430
Colorado Regional Transportation District Certificate of Participation Series 2010A	5.38	6-1-2031	2,500,000	2,516,650
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,187,960
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,174,810
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,387,896
Fremont County CO Finance Corporation Certificate of Participation Series 2013	5.25	12-15-2038	1,265,000	1,341,963
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,114,810
Platte Valley CO Fire Protection District Series 2012	5.00	12-1-2036	325,000	334,035
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,341,640
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	3,500,000	4,206,160

				26,579,547

Tax Revenue : 1.30%
Commerce City CO Sales and Use Tax Revenue Bonds, Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,399,625
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	563,575
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A	5.00	11-1-2031	1,000,000	1,088,150
Denver CO City & County Refunding and Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,511,950
Regional Transportation District Colorado Fastracks Project Series A	5.00	11-1-2041	50,945,000	60,444,205
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B	5.00	12-1-2034	1,375,000	1,578,143

				68,585,648

Transportation Revenue : 0.15%
Colorado E-470 Public Highway Authority CAB Series B (National Insured) ¤	0.00	9-1-2022	4,600,000	4,396,174
Colorado High Performance Transportation Enterprise US 36 & I-25 Managed Lanes	5.75	1-1-2044	3,360,000	3,473,266

				7,869,440

Utilities Revenue : 0.06%
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,339,330

Water & Sewer Revenue : 0.13%
Aurora CO Water Revenue Refunding Bond First Lien	5.00	8-1-2046	5,000,000	5,872,650
East Cherry Creek Valley CO Water & Sanitation District	5.00	11-15-2032	750,000	882,930

				6,755,580

				203,435,559

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut : 0.85%

Education Revenue : 0.03%
Connecticut HEFA University of Hartford Series N	5.00%	7-1-2031	$75,000	$83,204
Connecticut HEFA University of Hartford Series N	5.00	7-1-2032	550,000	606,342
Connecticut HEFA University of Hartford Series N	5.00	7-1-2033	470,000	514,894
Connecticut HEFA University of Hartford Series N	5.00	7-1-2034	450,000	491,409

				1,695,849

GO Revenue : 0.23%
Hamden CT BAN	5.00	8-15-2026	1,235,000	1,347,323
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,442,159
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,332,679
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,601,977
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,088,670
New Haven CT Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,370,740

				12,183,548

Miscellaneous Revenue : 0.10%
Connecticut General Obligation Bonds 2012 Series E	5.00	9-15-2032	4,860,000	5,206,178

Tax Revenue : 0.49%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2014A	5.00	9-1-2028	10,105,000	11,299,714
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2036	5,000,000	5,959,500
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2037	7,500,000	8,879,325

				26,138,539

				45,224,114

Delaware : 0.27%

Education Revenue : 0.19%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	7,699,275
Kent County DE Charter School Incorporated Project	7.38	5-1-2037	2,110,000	2,203,811

				9,903,086

Transportation Revenue : 0.08%
Delaware Transportation Authority US 301 Project	5.00	6-1-2055	3,950,000	4,469,346

				14,372,432

District of Columbia : 0.75%

Education Revenue : 0.03%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	1,560,000	1,564,165

GO Revenue : 0.12%
District of Columbia Series A	5.00	6-1-2037	5,000,000	6,097,750

Miscellaneous Revenue : 0.30%
District Columbia Revenue Refunding Bonds National Public Radio Incorporated	4.00	4-1-2033	3,400,000	3,714,874

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
District of Columbia Series A	5.00%	10-15-2044	$10,000,000	$12,354,300

				16,069,174

Tax Revenue : 0.30%
District of Columbia Income Tax Secured Series G	5.00	12-1-2036	15,000,000	15,841,350

				39,572,439

Florida : 5.05%

Airport Revenue : 1.62%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	12,440,000	13,975,842
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2039	10,000,000	11,170,400
Greater Orlando FL Aviation Authority AMT Series A	5.00	10-1-2046	3,000,000	3,332,310
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series A	5.00	10-1-2048	7,000,000	7,907,410
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series B	5.00	10-1-2040	1,000,000	1,116,200
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00	10-1-2048	10,000,000	11,336,000
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	19,821,490
Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,946,062
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	11,896,607
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	566,175

				86,068,496

Education Revenue : 0.77%
Capital Trust Agency Florida Educational Facilities Revenue Renaissance Charter School Incorporated 144A	5.00	6-15-2039	3,610,000	3,409,573
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	14,692,760
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	1,904,180
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2025	530,000	564,254
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2028	1,195,000	1,268,708
Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,658,528
Seminole County FL IDA Choices in Learning Series A	6.20	11-15-2026	1,380,000	1,422,614
Seminole County FL IDA Choices in Learning Series A	7.38	11-15-2041	3,525,000	3,654,826
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2044	2,500,000	2,906,825
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2049	8,000,000	9,229,920

				40,712,188

GO Revenue : 0.61%
Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	17,319,900
Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	15,275,330

				32,595,230

Health Revenue : 0.60%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,240,100
Collier County FL IDA NCH Healthcare System Project	6.25	10-1-2039	17,015,000	17,763,150
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	2,000,000

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Lee County FL IDA Shell Point Alliance	5.00%	11-15-2049	$6,350,000	$6,659,817

				31,663,067

Housing Revenue : 0.07%
Florida Housing Finance Corporation Journet Place Apartments Series 1	7.60	12-15-2047	790,000	902,188
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,595,000	2,643,449

				3,545,637

Industrial Development Revenue : 0.04%
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,011,760

Miscellaneous Revenue : 0.44%
CityPlace Florida Community Development District	5.00	5-1-2022	1,000,000	1,068,140
Collier County FL School Board Refunding Bond Certificate of Participation (AGM Insured)	5.25	2-15-2021	1,000,000	1,035,710
Hillsborough County FL Communications Services	5.00	10-1-2038	8,000,000	9,340,160
Indigo FL Community Development District Series C ††	1.40	5-1-2030	2,248,150	1,573,705
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	981,000	981,755
Marshall Creek Florida Community Development District ††	5.00	5-1-2032	1,720,000	1,463,789
Marshall Creek Florida Community Development District	6.32	5-1-2045	120,000	97,002
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,752,866
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,926,305
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	2,021,296
Pinellas County FL IDA Drs. Kiran & Pallavi Patel Project	5.00	7-1-2039	2,000,000	1,999,840

				23,260,568

Resource Recovery Revenue : 0.07%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	4,000,000	4,008,440

Tax Revenue : 0.16%
Florida Board of Education Public Education Refunding Capital Outlay Series D	4.00	6-1-2031	8,000,000	8,403,920

Transportation Revenue : 0.19%
Florida Department of Transportation Series A (AGM Insured)	4.00	7-1-2038	4,170,000	4,782,990
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2044	2,000,000	2,440,820
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2049	2,250,000	2,724,525

				9,948,335

Utilities Revenue : 0.10%
Jacksonville FL Electric Authority Subordinate Revenue Bonds 2012 Series A	4.00	10-1-2031	5,040,000	5,142,211

Water & Sewer Revenue : 0.38%
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,258,661
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,596,088
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	3,113,303
North Sumter County FL Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,675,510
North Sumter County FL Utility Dependent District	5.00	10-1-2049	3,250,000	3,929,315
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2020	2,020,000	2,025,757

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
Viera East Florida Community Development District Water Management Project (National Insured)	5.75%	5-1-2021	$2,140,000	$2,222,048
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2022	2,265,000	2,432,678

				20,253,360

				267,613,212

Georgia : 2.72%

Education Revenue : 0.18%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ††	6.38	7-1-2025	1,705,000	1,442,805
Georgia Private Colleges & Universities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,314,950
Georgia Private Colleges & Universities Authority Mercer University Project Series A	5.25	10-1-2027	2,655,000	2,743,465

				9,501,220

Energy Revenue : 0.08%
Municipal Electric Authority of GA Project I Series A	5.00	1-1-2044	3,580,000	4,044,648

Health Revenue : 0.10%
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,615,243
The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates Series 2015	5.00	8-1-2034	2,580,000	2,967,568

				5,582,811

Transportation Revenue : 0.11%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A 144A¤	0.00	6-1-2034	3,750,000	1,499,925
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A	0.01	6-1-2049	5,600,000	4,175,360

				5,675,285

Utilities Revenue : 2.25%
Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	2.40	1-1-2038	16,530,000	16,530,000
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	20,000,000	19,832,200
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.93	11-1-2053	14,750,000	14,788,203
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	10,000,000	10,025,900
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	5,000,000	5,029,100
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	465,640
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	3-1-2023	1,000,000	1,061,950
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2032	3,745,000	4,116,317
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	20,000,000	21,340,400
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	15,000,000	15,485,250
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,900,000	2,987,464
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	1.81	4-1-2048	5,100,000	5,076,489
Municipal Electric Authority of GA Plant Vogtle Units 3&4 Project M	5.00	1-1-2037	1,100,000	1,257,894

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Municipal Electric Authority of GA Plant Vogtle Units 3&4 Project M	5.00%	1-1-2038	$1,100,000	$1,253,604

				119,250,411

				144,054,375

Guam : 0.05%

Airport Revenue : 0.01%
Guam Port Authority Private Activity-AMT Bond Series 2018B	5.00	7-1-2030	500,000	505,570

Housing Revenue : 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	61,658

Tax Revenue : 0.02%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,004,940

Water & Sewer Revenue : 0.02%
Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,036,590

				2,608,758

Hawaii : 0.40%

Airport Revenue : 0.35%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	7,000,000	7,731,780
Hawaii AMT Series A	5.00	7-1-2041	9,500,000	10,513,745

				18,245,525

GO Revenue : 0.05%
Hawaii Prerefunded Bond Series DZ	5.00	12-1-2031	1,670,000	1,776,212
Hawaii Unrefunded Bond Series DZ	5.00	12-1-2031	1,030,000	1,097,269

				2,873,481

				21,119,006

Idaho : 0.15%

Education Revenue : 0.09%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75	12-1-2032	500,000	527,495
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	635,000	639,934
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,374,378
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	500,000	500,485
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A¤	0.00	7-1-2049	1,276,564	168,264
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,356,914

				4,567,470

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.06%

Idaho Health Facilities Authority Revenue Bonds St. Luke’s Health System Project Series 2018C (U.S. Bank NA LOC) ø	1.10%	3-1-2048	$3,500,000	$3,500,000

				8,067,470

Illinois : 13.69%

Airport Revenue : 0.55%
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,212,850
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,272,440
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	4,872,106
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	4,844,655
Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2039	8,000,000	9,039,280
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	1,084,850

				29,326,181

Education Revenue : 0.43%
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,687,496
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	1,570,000	1,626,865
Illinois Finance Authority Student Housing Illinois State University	6.75	4-1-2031	8,000,000	8,415,840
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00	4-1-2026	2,355,000	2,075,980
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) ¤	0.00	4-1-2027	2,435,000	2,090,740

				22,896,921

GO Revenue : 3.22%
Champaign & Piatt Counties IL School Series A (AGM Insured)	5.00	10-1-2021	1,890,000	1,994,517
Chicago IL Board of Education CAB City Colleges (National Insured) ¤	0.00	1-1-2025	9,935,000	8,476,045
Chicago IL Board of Education CAB School Reform Series A (National Insured) ¤	0.00	12-1-2020	1,000,000	979,590
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2023	2,930,000	2,593,197
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) ¤	0.00	12-1-2026	4,245,000	3,360,257
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2030	5,995,000	4,205,013
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) ¤	0.00	1-1-2026	7,360,000	6,296,038
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,285,000	1,338,238
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2034	1,500,000	1,558,770
Chicago IL Refunding Series A	5.00	1-1-2030	2,000,000	2,072,060
Chicago IL Series A	5.50	1-1-2034	7,330,000	7,617,189
Chicago IL Series A	5.50	1-1-2035	1,715,000	1,779,278
Chicago IL Series A	5.50	1-1-2033	12,730,000	13,242,764
Cook County IL Series A	5.25	11-15-2022	3,000,000	3,027,960
Cook County IL Series C (AGM Insured)	5.00	11-15-2024	4,240,000	4,595,694
Cook County IL Series C	5.00	11-15-2025	3,490,000	3,576,901
Cook County IL Series C	5.00	11-15-2027	325,000	332,277
Cook County IL Series G	5.00	11-15-2028	27,320,000	27,501,951
Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,126,240
Illinois	5.50	1-1-2030	2,900,000	3,138,061
Illinois Series 1 (National Insured)	6.00	11-1-2026	3,200,000	3,486,240
Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,101,460
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	810,000	912,222
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2033	2,000,000	2,241,520

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00%	1-1-2023	$16,725,000	$15,977,727
Kane, Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D	5.00	1-1-2035	1,850,000	2,069,836
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2025	755,000	693,203
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2026	5,050,000	4,523,235
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	12,050,000	10,522,542
Lake County IL School District #24 Millburn CAB (National Insured) ¤	0.00	1-1-2024	2,000,000	1,847,220
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2021	1,325,000	1,300,183
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,866,048
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2032	2,500,000	2,671,650
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM/FGIC Insured) ¤	0.00	1-1-2023	705,000	669,116
Metropolitan Water Reclamation District of Greater Chicago Refunding Bond Series C	5.25	12-1-2032	1,500,000	2,029,845
Tazewell County IL School District #51 (National Insured)	9.00	12-1-2023	350,000	439,226
Will & Cook Counties IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2032	400,000	281,752
Will & Cook Counties IL Lincoln-Way Community High School District #210 Refunding Bond Series A	5.00	1-1-2028	500,000	532,320
Will County IL Community Unit School (National Insured) ¤	0.00	11-1-2020	2,110,000	2,092,740
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (National Insured) ¤	0.00	11-1-2023	430,000	407,597
Will County IL Community Unit School District #201 Crete-Monee Unrefunded Bond CAB (National Insured) ¤	0.00	11-1-2023	1,070,000	1,003,885
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	2,830,000	1,914,835
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	7,000,000	6,125,560

				170,522,002

Health Revenue : 0.14%
Illinois Finance Authority Centegra Health System Project	5.00	9-1-2020	1,465,000	1,487,898
Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	1,654,061
Illinois Finance Authority Lutheran Life Communities	5.00	11-1-2049	1,000,000	901,750
Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00	6-1-2047	1,895,000	2,010,500
Illinois Finance Authority Unrefunded Bonds Advocate Health	4.00	6-1-2047	1,105,000	1,141,509

				7,195,718

Miscellaneous Revenue : 1.80%
Chicago IL Board of Education Series C	5.00	12-1-2020	4,600,000	4,635,604
Chicago IL Board of Education Series C	5.00	12-1-2021	7,240,000	7,315,151
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	4,793,000	4,743,824
Cook County IL Township High School District # 227 Rich Township Series A	1.38	12-1-2040	13,000,000	12,955,410
Illinois	5.00	8-1-2024	2,000,000	2,052,780
Illinois	5.00	8-1-2025	6,165,000	6,316,967
Illinois	5.25	7-1-2030	2,500,000	2,557,875
Illinois	5.50	7-1-2025	6,000,000	6,293,820
Illinois	5.50	7-1-2026	4,450,000	4,649,271
Illinois Development Finance Authority YMCA Metropolitan Chicago Project Series 2001 Illinois Development Finance Authority(BMO Harris Bank NA LOC) ø	5.01	6-1-2029	27,600,000	27,600,000
Illinois Series 2013	5.50	7-1-2038	4,000,000	4,081,560
Illinois Series 2017D	5.00	11-1-2022	5,935,000	6,106,225

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Illinois Series C	5.00%	11-1-2029	$5,715,000	$5,916,968

				95,225,455

Tax Revenue : 6.05%
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2026	4,000,000	4,033,880
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2028	1,000,000	1,006,470
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	687,664
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	2,595,000	2,620,146
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	5,213,446
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,765,275
Chicago IL Series A	5.25	1-1-2038	6,000,000	6,429,600
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,329,000
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	18,250,000	20,024,995
Cook County IL Sales Tax Revenue Bonds Series 2012	5.00	11-15-2037	2,500,000	2,708,050
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	400,000	441,216
Illinois Regional Transportation Authority Series A	5.00	6-1-2044	22,840,000	25,332,529
Illinois Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	19,000,000	25,692,750
Illinois Regional Transportation Authority Series A (National Insured)	6.00	7-1-2027	10,620,000	13,274,257
Illinois Regional Transportation Authority Series A (National Insured)	6.00	7-1-2033	5,000,000	6,918,900
Illinois Regional Transportation Authority Series B (National Insured)	5.50	6-1-2027	16,455,000	19,798,821
Illinois Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,095,160
Illinois Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (BAM Insured)	4.13	6-15-2037	1,945,000	2,038,029
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	3,000,000	3,029,970
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series C	4.00	6-15-2029	10,580,000	10,089,829
Illinois Sales Tax Revenue Build Illinois Junior Obligation Tax Exempt Series C	4.00	6-15-2032	5,820,000	5,412,134
Illinois Sales Tax Securitization Series A	5.00	1-1-2038	3,000,000	3,378,120
Illinois Sales Tax Securitization Series C	5.00	1-1-2022	2,000,000	2,080,040
Illinois Sales Tax Securitization Series C	5.00	1-1-2023	2,500,000	2,652,950
Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,702,250
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	2,295,000	2,187,961
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	2,030,000	1,752,925
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2021	7,705,000	7,515,611
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2024	17,570,000	15,973,238
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	2,575,000	2,282,635
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	4,265,255
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2026	4,775,000	5,434,189
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	10,054,465
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,575,783
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,983,420
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2026	12,245,000	10,257,637
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	25,700,000	18,343,889
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	6-15-2031	10,035,000	7,003,326
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2031	9,800,000	6,693,792
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	12,085,000	9,138,194

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00%	12-15-2028	$5,000,000	$5,035,900
Sales Tax Securitization Corporation IL Second Lien Sales Tax	4.00	1-1-2038	3,100,000	3,195,170
Sales Tax Securitization Corporation IL Second Lien Sales Tax	4.00	1-1-2039	5,850,000	6,012,981
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,360,000	1,866,264
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ) 144Aø	5.00	1-1-2035	21,365,000	21,365,000

				320,693,116

Tobacco Revenue : 0.07%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,398,910

Transportation Revenue : 0.29%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,372,683
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	3,993,198
Illinois Toll Highway Authority	5.00	1-1-2031	5,000,000	6,303,300
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,500,000	1,644,450

				15,313,631

Utilities Revenue : 0.32%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	8,018,080
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	9,133,120

				17,151,200

Water & Sewer Revenue : 0.82%
Chicago IL Second Lien	5.00	11-1-2029	4,600,000	4,965,378
Chicago IL Wastewater Refunding Second Lien Bond Series C	5.00	1-1-2039	5,000,000	5,590,850
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	5,000,000	5,292,250
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2039	11,525,000	12,595,788
Chicago IL Waterworks Second Lien (AGM Insured)	5.25	11-1-2032	3,250,000	3,960,678
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	5,000,000	5,389,250
Illinois Finance Authority Clean Water Initiative	4.00	7-1-2038	5,000,000	5,744,000

				43,538,194

				725,261,328

Indiana : 1.16%

Health Revenue : 0.58%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2033	12,885,000	14,582,599
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2036	5,000,000	5,575,550
Indiana Finance Authority Kings Daughters Hospital & Health Revenue	5.50	8-15-2040	7,425,000	7,519,669
Indiana HFFA Ascension Health Credit Group	5.00	11-15-2034	2,750,000	3,170,943

				30,848,761

Industrial Development Revenue : 0.31%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,254,843
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,470,000	2,527,724
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	745,000	757,345

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue (continued)
Whiting IN	5.00%	3-1-2046	$2,500,000	$2,622,750

				16,162,662

Miscellaneous Revenue : 0.18%
Carmel IN Local Public Improvement Multipurpose Bonds	5.00	7-15-2031	6,000,000	7,215,420
Hobart Industry Building Corporation First Mortgage	4.00	7-15-2035	2,295,000	2,560,279

				9,775,699

Tax Revenue : 0.09%
Indianapolis IN Industry Local Public Improvement Bond Bank Community Justice Campus Courthouse & Jail Project	5.00	2-1-2049	4,000,000	4,781,120

				61,568,242

Iowa : 0.52%

GO Revenue : 0.04%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	2,112,337

Industrial Development Revenue : 0.38%
Iowa Finance Authority Midwestern EDA CJ Bio America Incorporated Project (Korea Development Bank LOC) ø	4.95	4-1-2022	20,000,000	20,000,000

Utilities Revenue : 0.10%
Iowa Gas Project PEFA Incorporated	5.00	9-1-2049	5,000,000	5,493,400

				27,605,737

Kansas : 1.07%

Housing Revenue : 0.14%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	7,250,000	7,255,510

Miscellaneous Revenue : 0.19%
Overland Park KS Development Corporation Revenue Refunding Bonds and Improvement Convention Center	5.00	3-1-2039	3,395,000	3,418,324
Overland Park KS Development Corporation Revenue Refunding Bonds and Improvement Convention Center	5.00	3-1-2044	6,710,000	6,675,980

				10,094,304

Tax Revenue : 0.74%
Kansas Department of Transportation Series C	4.00	9-1-2030	6,650,000	7,078,260
Kansas Department of Transportation Series C	4.00	9-1-2031	10,000,000	10,641,000
Kansas Department of Transportation Series C	4.00	9-1-2032	7,500,000	7,980,075
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	34,915,000	13,839,608

				39,538,943

				56,888,757

Kentucky : 1.48%

Health Revenue : 0.24%
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2024	9,260,000	8,370,762

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.24%
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00%	10-1-2028	$5,140,000	$4,165,507

				12,536,269

Transportation Revenue : 0.12%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,225,120
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,577,928
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,318,575
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2033	1,000,000	1,004,380
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2034	1,505,000	1,511,306

				6,637,309

Utilities Revenue : 1.12%
Kentucky Public Energy Authority Gas Supply Series A2	4.00	4-1-2048	8,190,000	8,463,874
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	23,250,000	23,271,158
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	5,350,000	5,569,939
Kentucky Public Energy Authority Gas Supply Series C1	4.00	2-1-2050	21,000,000	22,037,610

				59,342,581

				78,516,159

Louisiana : 0.47%

Airport Revenue : 0.28%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,358,800
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	5,010,345
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00	1-1-2048	1,145,000	1,280,980
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,250,000	1,477,350
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	2,063,058
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,764,900

				14,955,433

GO Revenue : 0.03%
New Orleans LA (FGIC Insured)	5.50	12-1-2021	1,405,000	1,467,635

Industrial Development Revenue : 0.09%
St. John the Baptist Parish Louisiana Series A	2.20	6-1-2037	6,000,000	4,826,340

Miscellaneous Revenue : 0.03%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	2,000,000	1,591,340

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 0.04%
Shreveport LA Series B (AGM Insured)	4.00%	12-1-2036	$730,000	$828,981
Shreveport LA Series B (AGM Insured)	4.00	12-1-2044	1,000,000	1,113,200

				1,942,181

				24,782,929

Maryland : 1.47%

Education Revenue : 0.33%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	235,000	246,195
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	208,784
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,597,062
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	8,926,981
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,446,571

				17,425,593

Housing Revenue : 1.00%
Maryland CDA Department of Housing & Community Multifamily Development Bay Country Apartments 144A	2.52	2-1-2021	9,000,000	9,030,870
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	7,000,000	7,021,280
Maryland CDA Department of Housing & Community Multifamily Development Park View Woodlawn Series E	2.41	5-1-2021	7,450,000	7,474,287
Maryland Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2832 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	4.86	7-1-2037	29,600,000	29,600,000

				53,126,437

Miscellaneous Revenue : 0.14%
Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	6,000,000	6,921,720
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A	8.00	8-15-2020	290,000	297,360

				7,219,080

				77,771,110

Massachusetts : 2.51%

Education Revenue : 0.06%
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2039	1,000,000	955,000
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2049	1,750,000	1,599,728
Massachusetts Educational Financing Authority Series I	6.00	1-1-2028	455,000	455,464

				3,010,192

GO Revenue : 0.20%
Massachusetts	5.00	3-1-2041	7,500,000	8,410,575
Massachusetts Series E	5.25	9-1-2048	1,765,000	2,176,298

				10,586,873

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.05%
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women’s Hospital Series A-2	4.00%	7-1-2040	$1,000,000	$1,113,000
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women’s Hospital Series A-2	4.00	7-1-2041	1,200,000	1,338,912

				2,451,912

Miscellaneous Revenue : 0.22%
Massachusetts Series A	5.00	12-1-2036	10,850,000	11,458,577

Tax Revenue : 1.01%
Massachusetts Series F	5.00	11-1-2041	5,000,000	6,032,950
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2047	6,485,000	7,643,480
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2048	11,510,000	13,814,993
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2049	21,500,000	26,239,460

				53,730,883

Water & Sewer Revenue : 0.97%
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2036	19,180,000	27,977,482
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2038	16,000,000	23,714,720

				51,692,202

				132,930,639

Michigan : 4.59%

Airport Revenue : 0.13%
Wayne County MI Airport Authority AMT	5.00	12-1-2029	6,000,000	6,752,760

Education Revenue : 0.64%
Michigan Finance Authority Limited Obligation Public School Holly Academy	6.50	10-1-2020	35,000	35,318
Michigan Finance Authority Limited Obligation Public School Holly Academy	8.00	10-1-2040	1,350,000	1,393,376
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	7.50	12-1-2020	75,000	75,898
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.00	12-1-2030	1,135,000	1,149,483
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.25	12-1-2039	2,220,000	2,244,531
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	3,460,000	2,698,800
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.50	9-1-2029	1,500,000	1,170,000
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.75	9-1-2039	3,500,000	2,730,000
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,082,500	1,082,684
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.38	12-1-2030	2,085,000	2,116,609
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.63	12-1-2039	4,170,000	4,226,045
Michigan State University Board of Trustees Series 2005 MIC (Royal Bank of Canada SPA) ø	4.98	2-15-2034	10,915,000	10,915,000

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50%	12-15-2036	$4,350,000	$3,915,000

				33,752,744

GO Revenue : 0.30%
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,186,402
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,597,509
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,485,621
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,950,512
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,564,992
Wayne County MI Building Improvement Series A	6.75	11-1-2039	8,020,000	8,033,955

				15,818,991

Health Revenue : 0.51%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	24,620,000	27,065,258

Miscellaneous Revenue : 1.12%
Michigan Building Authority Refunding Facilities Program Bond Series I	5.00	4-15-2041	13,000,000	15,279,420
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	6,640,200
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	7,000,000	7,710,430
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,535,198
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,289,480
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,401,437
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	7,556,976
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	9,014,049
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Ambac Insured) ¤	0.00	5-1-2020	205,000	204,695
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	80,000	80,034
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	921,058
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,611,706

				59,244,683

Tax Revenue : 0.55%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2020	2,070,000	2,043,732
Detroit MI Downtown Development Authority Tax Increment Revenue Refunding Catalyst Development Project Series A (AGM Insured)	5.00	7-1-2021	400,000	417,124
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bond Series B	5.00	7-1-2044	16,845,000	18,272,445
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	7,895,000	8,605,866

				29,339,167

Utilities Revenue : 0.09%
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project	1.45	8-1-2029	3,500,000	3,481,520
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT	5.63	7-1-2020	1,200,000	1,212,468

				4,693,988

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue : 1.25%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00%	7-1-2036	$8,500,000	$10,021,415
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	12,127,830
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	12,363,890
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-4	5.00	7-1-2031	6,500,000	7,306,520
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (National Insured)	5.00	7-1-2036	3,250,000	3,644,778
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2025	2,000,000	2,285,920
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2026	1,945,000	2,211,873
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2027	2,260,000	2,568,106
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2028	3,480,000	3,940,648
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2032	5,750,000	6,478,468
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,291,140
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2027	1,000,000	1,136,330

				66,376,918

				243,044,509

Minnesota : 0.40%

GO Revenue : 0.01%
Shakopee MN Independent School District # 720 Capital Facilities (South Dakota Credit Program Insured)	4.00	2-1-2030	225,000	255,362
Shakopee MN Independent School District # 720 Capital Facilities (South Dakota Credit Program Insured)	4.00	2-1-2032	240,000	269,546

				524,908

Health Revenue : 0.31%
Minneapolis MN Fairview Health Services Series 2018A	4.00	11-15-2048	2,315,000	2,542,194
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	14,000,000	13,738,760

				16,280,954

Utilities Revenue : 0.08%
Rochester MN Electric Utility Revenue Refunding Bond Series A	5.00	12-1-2042	3,895,000	4,573,197

				21,379,059

Mississippi : 0.17%

Miscellaneous Revenue : 0.17%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	8,155,000	8,815,473

Missouri : 0.65%

GO Revenue : 0.10%
St. Louis MO Special Administrative Board of The St. Louis School District	4.00	4-1-2030	4,840,000	5,548,963

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.45%
Kansas City MO IDA Series B (AGM Insured)	5.00%	3-1-2049	$18,075,000	$20,354,981
Kansas City MO IDA Kansas City International Airport Project	5.00	3-1-2039	3,000,000	3,385,230

				23,740,211

Tax Revenue : 0.10%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	5,355,000	5,051,907

				34,341,081

Nebraska : 0.31%

Utilities Revenue : 0.31%
Central Plains Energy Project Nebraska Refunding Project #3	5.00	9-1-2033	6,000,000	7,110,240
Central Plains Energy Project Nebraska Refunding Project #3 Series 2012	5.00	9-1-2042	1,265,000	1,355,523
Central Plains Energy Project Nebraska Refunding Project #3 Series 2012	5.25	9-1-2037	1,800,000	1,939,374
Central Plains NE Energy Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	4,860,000	5,076,707
Central Plains NE Energy Gas Project #3	5.00	9-1-2027	1,020,000	1,092,991

				16,574,835

Nevada : 1.74%

GO Revenue : 1.72%
Clark County NV Refunding Bond Limited Tax	4.00	7-1-2032	6,000,000	6,870,120
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	10,744,593
Clark County NV Series A	5.00	6-1-2043	9,360,000	11,441,945
Clark County NV Series A	5.00	5-1-2048	50,115,000	60,781,477
Las Vegas NV Series A	4.00	2-1-2038	1,335,000	1,539,095

				91,377,230

Miscellaneous Revenue : 0.02%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2022	385,000	394,094
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	305,000	314,174
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	180,000	185,848

				894,116

				92,271,346

New Hampshire : 0.13%

Housing Revenue : 0.13%
National Finance Authority NH Municipal Certificates Series 2020-1 Class A	4.13	1-20-2034	6,485,935	6,856,088

New Jersey : 3.30%

Airport Revenue : 0.03%
South Jersey Port Corporation Marine Terminal Refunding Bond Series 2016S	5.00	1-1-2039	1,350,000	1,402,610

Education Revenue : 0.19%
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	5,830,000	6,197,582
Rutgers State University Series L	5.00	5-1-2033	3,560,000	3,978,229

				10,175,811

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue : 0.39%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00%	7-15-2023	$2,505,000	$2,785,460
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,516,200
Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,424,155
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,629,749
Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,455,049
Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	439,959
Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	448,424
Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	458,230
Newark NJ Qualified General Improvement Series B	5.25	7-15-2024	375,000	423,120

				20,580,346

Housing Revenue : 0.17%
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	9,000,000	9,043,470

Industrial Development Revenue : 0.11%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	5,960,000	5,908,386

Miscellaneous Revenue : 0.93%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	4,275,000	4,105,881
New Jersey EDA Revenue Prerefunded Refunding Bonds School Facilities	5.00	3-1-2026	580,000	623,291
New Jersey EDA Revenue Unrefunded Refunding Bonds School Facilities	5.00	3-1-2026	3,645,000	3,752,017
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	15,000,000	15,659,550
New Jersey TTFA Series A (National Insured)	5.75	6-15-2023	2,000,000	2,151,840
New Jersey TTFA Series A (National Insured)	5.75	6-15-2025	10,000,000	11,123,100
New Jersey TTFA System Bond Series A	5.00	12-15-2039	1,500,000	1,589,325
Newark NJ Housing Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (National Insured)	5.25	1-1-2024	1,225,000	1,315,111
Newark NJ Housing Authority Port Newark Marine Terminal Rental (National Insured)	5.00	1-1-2032	7,620,000	8,625,916

				48,946,031

Tax Revenue : 0.35%
Gardens NJ Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	15,000,000	18,718,650

Transportation Revenue : 0.98%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2028	10,100,000	7,761,749
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	8,810,538
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	3,095,010
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	1,150,000	959,537
New Jersey TTFA Series A	5.00	6-15-2042	5,540,000	5,619,222
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,024,090
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,376,300
New Jersey TTFA Series B	5.25	6-15-2036	5,575,000	5,647,754
New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	8,459,200

				51,753,400

Water & Sewer Revenue : 0.15%
New Jersey EDA	2.20	10-1-2039	8,000,000	8,040,400

				174,569,104

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
New Mexico : 0.11%

Housing Revenue : 0.01%
New Mexico Mortgage Finance Authority Single-Family Mortgage Revenue Class I (GNMA/FNMA/FHLMC Insured)	5.35%	3-1-2030	$370,000	$374,829

Utilities Revenue : 0.10%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding and Acquisition Subordinated Bond Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,140,000	5,600,081

				5,974,910

New York : 7.83%

Airport Revenue : 0.39%
Port Authority of New York & New Jersey Series 205	5.25	11-15-2039	16,580,000	20,765,289

Education Revenue : 0.39%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	3,430,000	3,488,139
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	8.25	2-1-2041	9,205,000	9,412,665
New York Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,459,979
New York Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	1,142,860
Westchester County NY Local Development Pace University Series B	7.44	5-1-2044	5,000,000	5,000,000

				20,503,643

GO Revenue : 0.18%
New York NY Series F-1	5.00	3-1-2032	3,000,000	3,294,870
New York NY Subordinate Bond Series L-5 (Bank of America NA SPA) ø	0.80	4-1-2035	6,500,000	6,500,000

				9,794,870

Health Revenue : 0.14%
Nassau County NY Local Economic Catholic Health Services	5.00	7-1-2021	7,000,000	7,315,000

Housing Revenue : 0.09%
New York Housing Finance Agency 505 W 37th Street Series A (Landesbank Hessen-Thüringen LOC) ø	0.75	5-1-2042	5,000,000	5,000,000

Industrial Development Revenue : 0.31%
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	1,000,000	953,230
New York NY IDAG 123 Washington Project Series 2007 (Bank of China LOC) ø	0.85	10-1-2042	10,605,000	10,605,000
New York Transportation Development Corporation Special Facilities Revenue AMT	5.00	1-1-2032	5,000,000	4,942,800

				16,501,030

Tax Revenue : 2.25%
New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,464,847
New York Dormitory Authority Series B	5.00	2-15-2045	7,330,000	8,324,608
New York Dormitory Authority Series D	4.00	2-15-2037	4,480,000	5,168,262
New York Dormitory Authority Series E	5.00	2-15-2044	9,600,000	10,902,624
New York Dormitory Authority State Personal Income Tax General Purpose Series D	4.00	2-15-2047	14,000,000	15,736,560
New York Dormitory Authority State Personal Income Tax Series D	4.00	2-15-2038	5,000,000	5,752,850
New York Dormitory Authority State Personal Income Tax Unrefunded Bonds General Purpose Series D	5.00	3-15-2042	1,500,000	1,580,445
New York NY Transitional Finance Authority Building Aid Revenue Fiscal 2019 Subordinate Bond Series S 3 A	4.00	7-15-2038	4,500,000	5,072,985

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00%	7-15-2040	$3,155,000	$3,579,505
New York NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	14,531,701
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	5,921,606
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	19,429,984
New York NY Transitional Finance Authority Revenue Adjusted Future Tax Secured Subordinate Bond	5.00	5-1-2038	5,000,000	6,180,850
New York NY Transitional Finance Authority Revenue Adjusted Future Tax Secured Subordinate Bond Series C-2 (Landesbank Hessen-Thüringen SPA) ø	0.75	8-1-2031	9,460,000	9,460,000
New York NY Transitional Future Tax Secured Subordinate Bond Series F1	5.00	5-1-2042	2,390,000	2,820,081

				118,926,908

Tobacco Revenue : 0.01%
Suffolk NY Tobacco Securitization Corporation Series B	4.50	6-1-2026	520,000	528,008

Transportation Revenue : 1.51%
New York Metropolitan Transportation Authority Revenue Various Refunding Transportation Subordinated Series G3 (SIFMA Municipal Swap +0.43%) ±	5.14	11-1-2031	15,000,000	14,970,300
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	20,950,000	22,217,056
New York Metropolitan Transportation Authority Subordinate Bond Series A-1	5.00	11-15-2048	7,300,000	8,064,237
New York Metropolitan Transportation Authority Subordinate Bond Series D (1 Month LIBOR +0.65%) ±	1.71	11-1-2035	26,815,000	26,802,129
Niagara Falls NY Bridge Commission (National Insured)	6.25	10-1-2021	7,230,000	7,761,188

				79,814,910

Utilities Revenue : 0.66%
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	3,655,000	4,285,268
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2032	22,785,000	26,944,402
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2040	2,870,000	3,477,493

				34,707,163

Water & Sewer Revenue : 1.90%
New York Environmental Facilities Corporation Municipal Water Trust %%	4.00	6-15-2049	5,000,000	5,604,700
New York Environmental Facilities Corporation Municipal Water Trust	5.00	6-15-2048	10,035,000	12,136,028
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2035	25,000,000	31,572,500
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2044	30,265,000	31,943,194
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,519,406
New York NY Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	3,255,000	3,399,555
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	13,678,500

				100,853,883

				414,710,704

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.12%

North Carolina : 2.50%

Airport Revenue : 0.12%
Charlotte NC Airport Series A	5.50%	7-1-2034	$2,500,000	$2,522,675
Raleigh Durham NC Airport Authority Refunding AMT Series A	5.00	5-1-2034	1,150,000	1,400,068
Raleigh Durham NC Airport Authority Refunding AMT Series A	5.00	5-1-2035	1,000,000	1,212,600
Raleigh Durham NC Airport Authority Refunding AMT Series A	5.00	5-1-2036	1,000,000	1,208,020

				6,343,363

North Carolina Capital Facilities Finance Agency Forest University Series 2016	5.00	1-1-2033	1,000,000	1,202,460
North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00	6-1-2038	500,000	551,175
University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	722,613
University of North Carolina at Greensboro Series 2014	5.00	4-1-2033	2,000,000	2,255,980
University of North Carolina at Greensboro Series 2014	5.00	4-1-2039	1,620,000	1,810,042

				6,542,270

Health Revenue : 1.97%
Charlotte-Mecklenburg Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	617,870
Charlotte-Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	10,000,000	10,677,700
Charlotte-Mecklenburg NC Hospital Authority Atrium Health Series C	5.00	1-15-2048	20,000,000	21,785,000
Charlotte-Mecklenburg NC Hospital Authority Series 2007C (JPMorgan Chase & Company SPA) ø	0.75	1-15-2037	15,100,000	15,100,000
North Carolina Medical Care Commission Baptist Hospital Project Series 2017	5.25	6-1-2029	2,000,000	2,013,420
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00	11-1-2031	1,500,000	1,749,000
North Carolina Medical Care Commission Novant Health Obligated Group Series A (JPMorgan Chase & Company SPA) ø	5.15	11-1-2034	50,000,000	50,000,000
North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,611,510
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2026	385,000	410,937
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2032	500,000	529,525

				104,494,962

Housing Revenue : 0.05%
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	1,000,000	1,142,660
North Carolina Facilities Finance Agency The NCA&T University Foundation LLC Project Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,164,320
North Carolina HFA Series 2	4.25	1-1-2028	205,000	207,507

				2,514,487

Miscellaneous Revenue : 0.11%
Cabarrus County NC Limited Obligation Installment Financing Contract Series 2017	5.00	6-1-2031	500,000	612,150
Charlotte NC Certificate of Participation Equipment Acquisition and Public Facilities Series A	5.00	12-1-2026	1,160,000	1,232,372
Charlotte NC Certificate of Participation Transit Projects Series C	5.00	6-1-2030	1,000,000	1,112,560
Henderson County NC Limited Obligation Series A	5.00	10-1-2030	500,000	603,290
Orange County NC Limited Obligation Series 2018	5.00	10-1-2032	215,000	271,689
Orange County NC Limited Obligation Series 2018	5.00	10-1-2033	220,000	277,086
Orange County NC Limited Obligation Series 2018	5.00	10-1-2034	65,000	81,604

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Raleigh NC Limited Obligation Series A	5.00%	10-1-2033	$1,000,000	$1,141,990
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	480,568

				5,813,309

Transportation Revenue : 0.13%
North Carolina Department of Transportation I-77 Hot Lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,383,158
North Carolina Turnpike Authority Monroe Expressway Toll Revenue Bond Series 2016A	5.00	7-1-2042	500,000	535,220
North Carolina Turnpike Authority Triangle Expressway System (AGM Insured)	5.00	1-1-2049	4,500,000	5,066,010

				6,984,388

				132,692,779

North Dakota : 0.29%

Miscellaneous Revenue : 0.20%
University of North Dakota Infrastructure Energy Improvement Project Green Certificates Series A	5.00	4-1-2057	9,000,000	10,429,380

Water & Sewer Revenue : 0.09%
North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,705,646

				15,135,026

Ohio : 2.32%

Airport Revenue : 0.15%
Cleveland OH Airport System Revenue Series A	5.00	1-1-2025	4,015,000	4,285,169
Cleveland OH Airport System Revenue Series A (AGM Insured)	5.00	1-1-2031	3,600,000	3,842,244

				8,127,413

GO Revenue : 0.03%
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,692,525

Health Revenue : 0.76%
Allen County OH Catholic Healthcare Series B	5.25	9-1-2027	3,825,000	3,890,637
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	5,000,000	5,331,800
Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00	12-1-2047	5,205,000	5,704,316
Franklin County OH Trinity Health Credit Group	4.00	12-1-2044	3,450,000	3,790,343
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	15,000,000	17,564,850
Montgomery County OH Hospital Kettering Medical Center (National Insured)	6.25	4-1-2020	685,000	685,000
Montgomery County OH Hospital Revenue Series A	4.00	11-15-2042	3,000,000	3,159,960

				40,126,906

Housing Revenue : 0.06%
Ohio HFA MFHR Chadwick Place & Union Square Apartments	1.60	1-1-2022	3,120,000	3,119,220

Miscellaneous Revenue : 0.81%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,353,846
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,600,000	1,844,848

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00%	12-31-2030	$2,250,000	$2,579,783
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	13,656,360
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,825,225
Ohio Series A	5.00	2-1-2036	4,265,000	5,038,287
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	6,586,526
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	2,000,000	2,439,720
Ohio Water Development Authority Fresh Water Series B	5.00	12-1-2034	1,895,000	2,319,707
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	3,150,000	3,153,875

				42,798,177

Tax Revenue : 0.12%
Franklin County OH	5.00	6-1-2048	5,000,000	6,109,550

Transportation Revenue : 0.19%
Ohio Turnpike Commission CAB Series A-4	5.70	2-15-2034	8,500,000	9,869,435

Utilities Revenue : 0.20%
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	10,000,000	10,855,600

				122,698,826

Oklahoma : 1.07%

Airport Revenue : 0.64%
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2043	9,000,000	10,375,470
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	11,500,000	13,165,890
Tulsa OK Airports Improvement Trust AMT Series A (BAM Insured)	5.00	6-1-2035	1,055,000	1,164,382
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00	6-1-2043	4,485,000	5,081,684
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	4,319,628

				34,107,054

Miscellaneous Revenue : 0.37%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,395,180
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,368,756
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2030	4,440,000	5,091,126
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2032	4,000,000	4,519,280
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2031	5,520,000	6,283,140

				19,657,482

Transportation Revenue : 0.02%
Oklahoma Turnpike Authority Revenue Series A	5.00	1-1-2042	1,000,000	1,166,290

Water & Sewer Revenue : 0.04%
McGee Creek Authority Oklahoma Water Revenue (National Insured)	6.00	1-1-2023	1,820,000	1,949,347

				56,880,173

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon : 0.17%

GO Revenue : 0.17%
Jackson County OR School District #005 (AGM Insured)	5.00%	6-15-2030	$2,560,000	$3,329,613
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2031	2,125,000	2,758,505
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2032	2,350,000	3,042,616

				9,130,734

Pennsylvania : 4.92%

Airport Revenue : 0.36%
Philadelphia PA Airport Series A	5.00	7-1-2047	11,450,000	12,952,355
Philadelphia PA Airport Series B	5.00	7-1-2042	5,500,000	6,269,010

				19,221,365

Education Revenue : 0.16%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	532,140
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,688,317
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,813,939
Pennsylvania HEFAR Indiana University Student Housing Project Series A	5.00	7-1-2032	1,000,000	1,087,480
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,180,560
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	303,427
Philadelphia PA IDA University Revenue Refunding St. Joesph’s University Project	4.00	11-1-2038	1,000,000	1,093,490

				8,699,353

GO Revenue : 0.42%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,364,587
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,420,824
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,197,270
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,392,122
Philadelphia PA School District Series D	5.00	9-1-2021	5,000,000	5,262,650
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,461,684
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,578,240
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,629,568
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,698,573
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,315,282

				22,320,800

Health Revenue : 0.73%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00	7-15-2025	5,900,000	6,962,059
Berks County PA Municipal Authority	5.00	11-1-2044	2,065,000	2,159,825
Chester County PA HEFA Main Line Health System Series A	4.00	9-1-2050	3,500,000	3,841,775
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2035	2,750,000	3,000,965
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2038	1,000,000	1,075,770
Montgomery County PA HEFA Thomas Jefferson University	5.00	9-1-2031	4,100,000	4,964,936
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	684,188
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	890,090

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
South Central Pennsylvania General Authority WellSpan Health Obligated Group Series 2019E (U.S. Bank NA SPA) ø	1.15%	6-1-2035	$15,000,000	$15,000,000

				38,579,608

Industrial Development Revenue : 0.57%
Montgomery County PA IDA Exelon Generation Company LLC Project Series A	2.55	12-1-2029	11,530,000	11,542,452
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	660,060
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	14,275,000	15,589,870
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2038	2,100,000	2,275,203

				30,067,585

Miscellaneous Revenue : 1.46%
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project	5.75	7-1-2032	8,555,000	11,741,994
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	22,530,000	28,215,446
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	5,295,733
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (National Insured) ¤	0.00	12-1-2025	1,110,000	981,040
Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	3,960,000	4,256,089
State Public School Building Authority Pennsylvania Philadelphia School District Project	5.00	4-1-2022	2,635,000	2,817,368
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,230,362
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,561,828
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	19,422,830

				77,522,690

Resource Recovery Revenue : 0.05%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incoporated Project Series A	1.20	4-1-2034	2,750,000	2,749,835

Tax Revenue : 0.14%
Pennsylvania State Turnpike Commission	5.00	12-1-2043	6,000,000	7,214,940

Transportation Revenue : 0.75%
Lancaster PA Parking Authority Guaranteed Series A (BAM Insured)	4.00	9-1-2044	2,000,000	2,184,880
Pennsylvania Turnpike Commission Motor License Series B-1	5.00	12-1-2040	12,410,000	12,718,140
Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	11,885,445
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	2,088,590
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,000,000	1,221,950
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,774,264
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,200,000	1,466,340
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,000,000	6,118,150

				39,457,759

Water & Sewer Revenue : 0.28%
Luzerne County PA IDA Revenue Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	5,500,000	5,799,090
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	9,177,440

				14,976,530

				260,810,465

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Puerto Rico : 0.06%

Transportation Revenue : 0.06%
Puerto Rico Highway & Transportation Authority Series AA (National Insured)	5.50%	7-1-2020	$3,015,000	$3,028,809

Rhode Island : 0.05%

Airport Revenue : 0.05%
Rhode Island Commerce Corporation First Lien Special Facility Airport Corporation Intermodal Facility Project Series 2018	5.00	7-1-2031	2,115,000	2,407,314

South Carolina : 0.70%

Education Revenue : 0.23%
South Carolina Education Assistance Authority Student Loan Series I	5.10	10-1-2029	760,000	760,418
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	1,500,000	1,576,470
University of South Carolina Athletic Facilities Series A	5.00	5-1-2043	8,155,000	9,705,429

				12,042,317

Resource Recovery Revenue : 0.08%
South Carolina Jobs EDA	8.00	12-6-2029	370,000	340,544
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,880,000	1,623,963
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	2,750,000	2,287,615

				4,252,122

Utilities Revenue : 0.17%
Patriots Energy Group Financing Agency South Carolina Series A (Royal Bank of Canada LIQ)	4.00	10-1-2048	9,040,000	9,340,580

Water & Sewer Revenue : 0.22%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	10,380,000	11,501,974

				37,136,993

South Dakota : 0.42%

Health Revenue : 0.27%
South Dakota HEFA Sanford Health Project Series E	5.00	11-1-2042	13,465,000	14,278,017

Housing Revenue : 0.15%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	829,898
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,252,240
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,167,390
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,841,794
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,233,816
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,523,863

				7,849,001

				22,127,018

Tennessee : 1.00%

Health Revenue : 0.10%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (AGM Insured, U.S. Bank NA SPA) ø	1.05	6-1-2042	5,255,000	5,255,000

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.90%
Tennessee Energy Acquisition Corporation Gas Project	4.00%	11-1-2049	$20,000,000	$20,786,400
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	24,155,000	24,742,933
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,141,666
Tennessee Energy Acquisition Corporation Series C	5.00	2-1-2021	1,000,000	1,018,400

				47,689,399

				52,944,399

Texas : 11.35%

Airport Revenue : 1.01%
Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	8,797,280
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,829,665
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	13,250,000	13,737,335
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	20,765,000	21,532,059
Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	5,426,448

				53,322,787

Education Revenue : 0.42%
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,116,000
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,433,560
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	6,750,000	7,200,428
Newark TX Higher Education Finance Corporation Austin Achieve Public Schools Incorporated	5.00	6-15-2048	750,000	750,255
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,812,240
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	800,384
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	906,990
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,207,720
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	1,084,221

				22,311,798

GO Revenue : 2.23%
El Paso TX	4.00	8-15-2031	6,500,000	7,362,030
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,126,220
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,000,000	2,445,080
Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2022	2,640,000	2,875,198
Lone Star College System Texas Refunding Bonds Limited Tax	5.00	2-15-2028	4,055,000	4,852,051
Nacogdoches TX Independent School District	5.00	2-15-2049	8,560,000	10,228,258
Port Isabel TX 144A	5.10	2-15-2049	1,000,000	1,086,840
Royse City TX Independent School District	5.00	8-15-2034	3,025,000	3,533,019
Salado TX Independent School District	5.00	2-15-2049	1,605,000	1,929,322
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	15,219,620
Sugar Land TX Refunding Bonds	5.00	2-15-2030	1,250,000	1,530,263
Temple TX	5.00	8-1-2032	1,070,000	1,256,276
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	28,885,500
Travis County TX	5.00	3-1-2036	12,470,000	15,872,689
Travis County TX	5.00	3-1-2039	6,250,000	7,882,375
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2033	555,000	588,611
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	630,000	678,201

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00%	12-1-2034	$835,000	$880,307
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	655,000	703,313
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	865,000	908,449
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	680,000	722,718
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	905,000	946,829
Williamson County TX	4.00	2-15-2031	6,195,000	6,636,270

				118,149,439

Health Revenue : 0.16%
Harris County Texas Texas Childrens Hospital Series A	4.00	10-1-2037	3,000,000	3,467,130
Harris County Texas Texas Childrens Hospital Series A	4.00	10-1-2038	2,300,000	2,648,887
New Hope ECFA Children’s Health System of Texas Project Series A	4.00	8-15-2033	2,000,000	2,285,840

				8,401,857

Housing Revenue : 0.32%
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	7,000,000	7,060,550
Austin TX Affordable Public Facility Corporation Incorporated Commons at Goodnight Apartments	1.85	1-1-2021	10,000,000	10,008,900

				17,069,450

Industrial Development Revenue : 0.03%
Houston TX Airport System Revenue AMT Series B2	5.00	7-15-2020	1,610,000	1,609,759

Miscellaneous Revenue : 2.00%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	3,910,000	3,910,860
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	9,005,000	8,880,191
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	2,495,000	2,296,623
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	1,845,000	1,798,248
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,732,994
Texas PFA	4.00	2-1-2034	5,000,000	5,934,600
Texas PFA	4.00	2-1-2035	2,000,000	2,365,260
Texas PFA	4.00	2-1-2036	2,175,000	2,562,955
Texas Transportation Commission Highway Improvement Series A	5.00	4-1-2042	70,000,000	75,378,100

				105,859,831

Resource Recovery Revenue : 0.03%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	1.50	4-1-2040	1,500,000	1,500,000

Tax Revenue : 0.79%
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,839,400
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2046	28,430,000	33,236,376
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2036	1,125,000	1,289,216
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2037	1,320,000	1,505,737

				41,870,729

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 1.39%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00%	1-1-2033	$3,740,000	$3,930,254
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2044	3,000,000	3,329,670
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	2,450,000	2,696,152
Grand Parkway Transportation Corporation Texas CAB Series B ¤	0.00	10-1-2029	1,015,000	1,119,088
Grand Parkway Transportation Corporation Texas Series B	5.05	10-1-2030	2,000,000	2,206,500
Grand Parkway Transportation Corporation Texas Series C	4.00	10-1-2049	27,250,000	29,903,605
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	4,084,308
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,522,600
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75	6-30-2043	4,000,000	4,473,520
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	14,101,875
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Notes Mobility	4.00	12-31-2038	3,000,000	3,038,580

				73,406,152

Utilities Revenue : 0.41%
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	11,000,000	11,259,710
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2029	5,115,000	5,310,956
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2031	5,000,000	5,167,550

				21,738,216

Water & Sewer Revenue : 2.56%
Austin TX Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	17,775,194
Dallas TX Waterworks & Sewer System Refunding Bond Series A	5.00	10-1-2030	3,810,000	4,540,644
Tarrant TX Regional Water District	5.00	9-1-2034	3,500,000	4,009,040
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	16,797,300
Texas Series A	4.00	10-15-2036	5,000,000	5,790,000
Texas Series B	5.00	4-15-2049	40,000,000	48,834,400
Texas Water Development Board Series A	4.00	10-15-2037	11,650,000	13,449,925
Texas Water Implementation Fund Series A	4.00	10-15-2036	1,000,000	1,187,870
Texas Water Implementation Fund Series A	4.00	10-15-2037	4,000,000	4,733,880
Texas Water Implementation Fund Series A	4.00	10-15-2038	6,500,000	7,666,100
Texas Water Implementation Fund Series A	4.00	10-15-2044	9,500,000	11,032,065

				135,816,418

				601,056,436

Utah : 1.44%

Airport Revenue : 0.39%
Salt Lake City UT Series A	5.00	7-1-2036	2,500,000	2,880,100
Salt Lake City UT Series A	5.00	7-1-2043	2,500,000	2,838,875
Salt Lake City UT Series A	5.00	7-1-2043	1,500,000	1,744,770
Salt Lake City UT Series A	5.00	7-1-2048	5,500,000	6,196,575
Salt Lake City UT Series A	5.00	7-1-2048	3,000,000	3,462,090
Salt Lake City UT Series A	5.25	7-1-2048	3,000,000	3,433,830

				20,556,240

Health Revenue : 0.96%
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	32,000,000	33,086,400
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series B (U.S. Bank NA SPA) ø	4.50	5-15-2049	17,600,000	17,600,000

				50,686,400

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.09%
Utah Transit Authority Series A	5.00%	6-15-2030	$4,000,000	$4,773,280

				76,015,920

Vermont : 0.25%

Education Revenue : 0.25%
Vermont Student Assistance Corporation Series B (1 Month LIBOR +1.00%) ±	2.58	6-2-2042	13,339,718	13,240,604

Virginia : 0.50%

GO Revenue : 0.30%
Fairfax County VA Series A	4.00	10-1-2034	8,450,000	9,226,133
Norfolk VA Series C	4.00	9-1-2032	5,810,000	6,695,560

				15,921,693

Health Revenue : 0.03%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living Project	5.00	9-1-2040	1,645,000	1,508,893

Tax Revenue : 0.02%
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	397,000	223,956
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	84,707
Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	733,390

				1,042,053

Transportation Revenue : 0.15%
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	4,000,000	3,988,120
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	4,000,000	4,028,960

				8,017,080

				26,489,719

Washington : 3.58%

Airport Revenue : 0.32%
Port of Seattle WA Revenue AMT Intermediate Lien	5.00	4-1-2044	15,000,000	17,084,550

GO Revenue : 1.69%
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	10,547,100
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	2,895,300
King and Pierce County WA School District #408 Auburn (AGM Insured)	4.00	12-1-2035	2,435,000	2,873,251
King and Pierce County WA School District #408 Auburn (AGM Insured)	4.00	12-1-2036	5,000,000	5,880,800
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	10,723,619
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	11,168,326
King County WA School District #210 Federal Way (AGM Insured)	4.00	12-1-2033	10,000,000	11,604,400
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	717,590
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2034	1,000,000	1,250,570
Seattle WA	4.00	12-1-2040	2,500,000	2,726,475

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Snohomish County WA School District (AGM Insured)	5.00%	12-1-2031	$1,500,000	$1,766,805
Washington Motor Vehicle Fuel Tax Series B	5.00	8-1-2032	8,545,000	10,061,310
Washington Series 2017-A	5.00	8-1-2040	3,500,000	4,147,395
Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,957,500
Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,806,240
Washington Series RA	4.00	7-1-2030	7,950,000	8,374,133

				89,500,814

Health Revenue : 0.14%
Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	725,000	739,573
Washington HCFR Providence Health & Services Series 2012A	5.00	10-1-2042	2,160,000	2,209,054
Washington HCFR Providence Health & Services Series 2015A	4.00	10-1-2045	1,150,000	1,158,407
Washington Health Care Facilities Authority Commonspirit Health Series A-2	5.00	8-1-2038	3,000,000	3,267,090

				7,374,124

Miscellaneous Revenue : 0.22%
Washington Certificate of Participation	5.00	7-1-2038	1,660,000	2,045,137
Washington Certificate of Participation	5.00	7-1-2039	1,745,000	2,145,373
Washington Certificate of Participation	5.00	7-1-2040	1,480,000	1,817,351
Washington Certificate of Participation	5.00	7-1-2041	1,555,000	1,905,139
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,895,569

				11,808,569

Tax Revenue : 0.58%
Central Puget Sound WA Regional Transportation Authority Series S1	5.00	11-1-2035	9,485,000	11,200,173
Washington Convention Center Public Facilities District Lodging Tax	5.00	7-1-2058	10,000,000	11,867,000
Washington Series B	5.00	8-1-2037	6,400,000	7,621,696

				30,688,869

Water & Sewer Revenue : 0.63%
King County WA	5.00	7-1-2047	7,510,000	8,553,139
King County WA	2.60	1-1-2043	19,000,000	19,183,730
King County WA	5.00	7-1-2042	4,660,000	5,612,504

				33,349,373

				189,806,299

West Virginia : 0.14%

GO Revenue : 0.08%
Ohio County WV Board of Education	3.00	6-1-2025	1,205,000	1,296,002
Ohio County WV Board of Education	3.00	6-1-2026	2,680,000	2,909,220

				4,205,222

Tax Revenue : 0.06%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,544,200
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.75	6-1-2043	675,000	688,824

				3,233,024

				7,438,246

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin : 3.00%

Education Revenue : 0.37%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00%	8-1-2033	$2,120,000	$2,313,747
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	5,055,248
PFA Wisconsin Charter School Revenue American Preparatory Academy 144A	5.00	7-15-2039	1,375,000	1,251,154
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	310,000	324,803
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	2,430,000	2,661,676
Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,711,631
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	1,025,803
Wisconsin PFA Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	5,196,792

				19,540,854

GO Revenue : 0.18%
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,843,600
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,564,754
Verona WI Area School District Building & Improvement Bonds	5.00	4-1-2026	3,310,000	3,994,442

				9,402,796

Health Revenue : 0.91%
University of Wisconsin Hospitals and Clinics Authority Revenue Various Refunding Bond Series C (BMO Harris Bank NA SPA) ø	0.85	4-1-2048	1,300,000	1,300,000
Wisconsin HEFA Ascension Senior Credit Group Series A	4.50	11-15-2039	4,580,000	5,057,511
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	13,916,880
Wisconsin HEFA Aurora Health Care Incorporated Series A	5.25	4-15-2024	1,025,000	1,026,538
Wisconsin PFA Series A	4.00	10-1-2049	24,500,000	27,189,365

				48,490,294

Housing Revenue : 0.66%
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2023	350,000	375,386
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2024	800,000	873,296
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2025	920,000	1,019,995
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2026	1,360,000	1,621,963
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2027	1,675,000	2,041,507
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2028	2,025,000	2,479,896
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2029	2,190,000	2,673,749
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2030	2,300,000	2,799,951
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2031	1,415,000	1,717,258
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2048	16,775,000	19,532,642

				35,135,643

Miscellaneous Revenue : 0.12%
Wisconsin Series 1	4.50	7-1-2033	2,085,000	2,222,360
Wisconsin Series A	5.00	6-1-2033	3,420,000	4,011,557

				6,233,917

Tax Revenue : 0.76%
Mount Pleasant WI Series A	5.00	4-1-2038	5,495,000	6,679,063
Mount Pleasant WI Series A	5.00	4-1-2043	20,205,000	24,360,360
Mount Pleasant WI Series A	5.00	4-1-2048	7,855,000	9,319,172

				40,358,595

				159,162,099

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Bond Fund

		Interest rate	Maturity date	Principal	Value
Wyoming : 0.04%

Education Revenue : 0.03%
Wyoming CDA		6.50%	7-1-2043	$1,600,000	$1,644,080

Health Revenue : 0.01%
West Park Hospital District Wyoming Series B		6.50	6-1-2027	500,000	522,270

					2,166,350

Total Municipal Obligations (Cost $5,059,834,512)					5,237,461,224

		Yield		Shares
Short-Term Investments : 0.65%

Investment Companies : 0.65%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		3.70		34,429,155	34,432,598

Total Short-Term Investments (Cost $34,426,202)					34,432,598

Total investments in securities (Cost $5,094,260,714)	99.52%				5,271,893,822
Other assets and liabilities, net	0.48				25,292,705

Total net assets	100.00%				$5,297,186,527

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
††	On the last interest date, partial interest was paid.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	24,261,736	816,859,821	(806,692,402)	34,429,155	$34,432,598	0.65%

Wells Fargo Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$5,237,461,224	$0	$5,237,461,224
Short-term investments
Investment companies	34,432,598	0	0	34,432,598

Total assets	$34,432,598	$5,237,461,224	$0	$5,271,893,822

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Municipal Sustainability Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 114.46%

Arizona : 10.04%

Health Revenue : 5.00%
Arizona Health Facilities Authority Banner Health Series F (JPMorgan Chase & Company LOC) ø##	4.30%	1-1-2029	$1,250,000	$1,250,000

Miscellaneous Revenue : 5.04%
Phoenix AZ Civic Improvement Corporation Water System Sustainability Bonds Series B %%	5.00	7-1-2044	1,000,000	1,258,746

				2,508,746

California : 8.36%

Housing Revenue : 1.68%
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2029	375,000	419,603

Miscellaneous Revenue : 1.68%
San Francisco City & County CA 49 South Van Ness Project Green Bond Series A	4.00	4-1-2034	370,000	419,983

Water & Sewer Revenue : 5.00%
Metropolitan Water District of Southern California Series A-1 ø##	4.40	7-1-2035	1,250,000	1,250,000

				2,089,586

Colorado : 7.63%

Health Revenue : 3.63%
Colorado Health Facilities Authority Hospital CommonSpirit Health Series A-2	4.00	8-1-2049	375,000	367,414
Colorado Health Facilities Authority Hospital Series A	4.00	11-15-2043	500,000	539,940

				907,354

Miscellaneous Revenue : 4.00%
Colorado ECFA Variable Nature Conservancy Project Series 2012 ø	5.09	7-1-2033	1,000,000	1,000,000

				1,907,354

District of Columbia : 1.26%

Water & Sewer Revenue : 1.26%
District of Columbia Water & Sewer Authority Public Utility Green Bond Series A	5.00	10-1-2038	250,000	314,095

Florida : 5.00%

Health Revenue : 5.00%
Highlands County FL Health Facilities Authority Adventist Health System Series A ø	5.00	11-15-2033	1,250,000	1,250,000

Idaho : 1.53%

Health Revenue : 1.53%
Idaho Health Facilities Authority Hospital Trinity Health Credit Group Series A	5.00	12-1-2047	330,000	382,510

Illinois : 10.16%

GO Revenue : 2.13%
Chicago IL Series A	5.50	1-1-2039	360,000	371,063

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Sustainability Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Chicago IL Series A	6.00%	1-1-2038	$150,000	$160,857

				531,920

Miscellaneous Revenue : 2.71%
Illinois Finance Authority Clean Water Initiative Revolving Fund	5.00	7-1-2024	585,000	677,255

Tax Revenue : 2.23%
Chicago IL Transit Authority Sales Tax Receipts (AGM Insured)	5.00	12-1-2046	500,000	558,750

Water & Sewer Revenue : 3.09%
Chicago IL Wastewater Transmission Series C	5.00	1-1-2024	700,000	771,652

				2,539,577

Indiana : 9.88%

Health Revenue : 5.00%
Indiana Finance Authority Ascension Health Subordinate Credit Group Series E-5 ø	4.25	11-15-2033	1,250,000	1,250,000

Miscellaneous Revenue : 2.46%
Indiana Finance Authority State Revolving Fund Program Green Bond Series E	5.00	2-1-2047	500,000	614,115

Water & Sewer Revenue : 2.42%
Indiana Finance Authority Green Bond Series B	5.00	2-1-2028	500,000	603,535

				2,467,650

Louisiana : 0.68%

Water & Sewer Revenue : 0.68%
New Orleans LA Water (BAM Insured)	5.00	12-1-2034	150,000	168,803

Massachusetts : 2.36%

Education Revenue : 2.36%
Massachusetts Development Finance Agency Boston College Issue Series U	5.00	7-1-2025	500,000	589,410

Michigan : 4.32%

Miscellaneous Revenue : 2.41%
Michigan Building Authority Series I	5.00	10-15-2031	500,000	602,910

Water & Sewer Revenue : 1.91%
Great Lakes MI Water Authority Water Supply System Series D	5.00	7-1-2031	400,000	475,744

				1,078,654

Nevada : 5.40%

GO Revenue : 5.40%
Clark County NV Flood Control District	5.00	11-1-2029	500,000	645,820
Clark County NV School District Building Series A	4.00	6-15-2035	625,000	702,713

				1,348,533

New Jersey : 1.01%

Miscellaneous Revenue : 1.01%
New Jersey EDA Series XX	4.00	6-15-2024	245,000	251,179

2

Wells Fargo Municipal Sustainability Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York : 10.71%

Education Revenue : 1.22%
New York Dormitory Authority Non-State Supported Debt Series A	5.00%	7-1-2038	$250,000	$305,445

Tax Revenue : 4.61%
New York Dormitory Authority State Personal Income Tax Series D	4.00	2-15-2038	1,000,000	1,150,570

Water & Sewer Revenue : 4.88%
New York Environmental Facilities Corporation Clean Water & Drinking Water New York City Municipal Water Finance Authority Project Series A %%	5.00	6-15-2032	500,000	643,165
New York NY Municipal Water & Sewer System Finance Authority Series FF-2	4.00	6-15-2037	500,000	576,375

				1,219,540

				2,675,555

North Carolina : 2.67%

Health Revenue : 2.67%
North Carolina Medical Care Commission Health Care Facilities Rex Healthcare Series A	4.00	7-1-2049	625,000	668,313

Ohio : 12.45%

Education Revenue : 4.00%
The Ohio State University Series B-1 ø	4.70	12-1-2039	1,000,000	1,000,000

Health Revenue : 8.45%
Allen County OH Catholic Healthcare Series C (Bank of Montreal LOC) ø	1.00	6-1-2034	1,000,000	1,000,000
Ohio Hospital Facility Cleveland Clinc Health System Obligated Group Series B	4.00	1-1-2046	1,000,000	1,111,380

				2,111,380

				3,111,380

Oregon : 2.49%

GO Revenue : 2.49%
Bend OR %%	5.00	6-1-2050	500,000	620,925

Pennsylvania : 4.16%

Education Revenue : 2.19%
Philadelphia PA IDA Saint Joseph’s University Series C %%	4.00	11-1-2037	500,000	548,520

Transportation Revenue : 1.97%
Pennsylvania Turnpike Commisson Turnpike Series B-1	5.25	6-1-2047	410,000	491,180

				1,039,700

Texas : 4.85%

GO Revenue : 2.78%
Dallas County TX Hospital District Limited Tax	5.00	8-15-2030	625,000	695,375

Water & Sewer Revenue : 2.07%
Texas Water Development Board State Water Implementation Fund Series A	4.00	10-15-2054	450,000	516,101

				1,211,476

3

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Municipal Sustainability Fund

		Interest rate	Maturity date	Principal	Value
Utah : 5.00%

Health Revenue : 5.00%
Utah County UT IHC Health Services Series B (U.S. Bank NA SPA) ø		4.50%	5-15-2035	$1,250,000	$1,250,000

Virginia : 1.50%

Transportation Revenue : 1.50%
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project		5.00	7-1-2049	375,000	373,886

Wisconsin : 3.00%

Health Revenue : 3.00%
University of Wisconsin Hospitals & Clinics Authority Refunding Bond Series B (JPMorgan Chase & Company SPA) ø		0.75	4-1-2048	750,000	750,000

Total Municipal Obligations (Cost $28,566,149)					28,597,332

		Yield		Shares
Short-Term Investments : 2.48%

Investment Companies : 2.48%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)##		3.70		620,731	620,793

Total Short-Term Investments (Cost $620,768)					620,793

Total investments in securities (Cost $29,186,917)	116.94%				29,218,125
Other assets and liabilities, net	(16.94)				(4,233,618)

Total net assets	100.00%				$24,984,507

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
IDA	Industrial Development Authority
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
SPA	Standby purchase agreement

4

Investments in Affiliate

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	0	27,238,998	(26,618,267)	620,731	$620,793	2.48%

Wells Fargo Municipal Sustainability Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$28,597,332	$0	$28,597,332
Short-term investments
Investment companies	620,793	0	0	620,793

Total assets	$620,793	$28,597,332	$0	$29,218,125

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the period from March 2, 2020 (commencement of operations) to March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.28%

Florida : 0.77%

Industrial Development Revenue : 0.77%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,002,510

Guam : 0.43%

Airport Revenue : 0.43%
Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	553,207

Illinois : 0.80%

Miscellaneous Revenue : 0.80%
Illinois Series 2017D	5.00	11-1-2022	1,000,000	1,028,850

Pennsylvania : 94.28%

Airport Revenue : 1.31%
Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,690,665

Education Revenue : 23.33%
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,209,706
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	1,065,000	1,071,518
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	965,730
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	600,000	604,422
Delaware County PA IDA Chester Community Charter School Series A	5.00	8-15-2020	635,000	631,812
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	3,000,000	3,151,950
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University	5.00	4-1-2030	1,500,000	1,663,110
North Eastern PA Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,090,360
Pennsylvania HEFAR Shippensburg University Project	6.00	10-1-2031	1,500,000	1,595,640
Pennsylvania HEFAR Temple University First Series	5.00	4-1-2032	1,000,000	1,069,010
Pennsylvania Public School Building Authority Northampton County Area Community College Project	5.50	3-1-2031	5,000,000	5,191,500
Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (BAM Insured)	5.00	6-15-2027	1,610,000	1,727,657
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,627,117
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,090,280
Philadelphia PA IDA Global Leadership Academy Project	5.13	11-15-2020	270,000	271,301
Philadelphia PA IDA Global Leadership Academy Project	5.75	11-15-2030	1,000,000	1,005,000
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	237,545
Philadelphia PA IDA La Salle University	5.00	5-1-2036	1,355,000	1,439,498
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,061,130
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,166,340
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,325,426

				30,196,052

GO Revenue : 16.12%
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,382,308
Downingtown PA Area School District Series C	5.00	8-1-2032	1,000,000	1,211,540
Erie PA City School District Limited Tax Series A (AGM Insured)	5.00	4-1-2034	515,000	637,961
North Allegheny PA School District	5.00	5-1-2030	100,000	128,671
North Allegheny PA School District	5.00	5-1-2031	290,000	370,983
Penn-Delco PA School District	4.00	6-1-2045	1,000,000	1,095,060

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Philadelphia PA Refunding Bond Series A	5.25%	7-15-2033	$1,500,000	$1,692,510
Philadelphia PA School District Refunding Bond Series A (AGM/FGIC Insured)	5.00	6-1-2024	1,415,000	1,581,178
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	1,395,000	1,468,279
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,476,393
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,508,713
Pittsburgh PA (BAM Insured)	5.00	9-1-2030	500,000	571,115
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,655,219
Reading PA School District Series A (AGM Insured)	5.00	2-1-2033	1,500,000	1,711,695
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,194,570
West Shore PA School District	5.00	11-15-2048	1,500,000	1,759,695
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2027	100,000	121,340
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2028	120,000	148,424
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2029	50,000	62,985
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2030	70,000	87,915

				20,866,554

Health Revenue : 16.13%
Allegheny County PA Hospital Development Authority Health Center Series B (National Insured)	6.00	7-1-2027	1,800,000	2,320,020
Berks County PA IDA Tower Health Project	5.00	11-1-2037	1,930,000	2,272,826
Bucks County PA IDA St. Lukes University Health Network	4.00	8-15-2050	400,000	434,464
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project	5.00	1-1-2028	2,090,000	2,211,053
Dauphin County PA General Authority Pinnacle Health System Project	5.00	6-1-2042	500,000	523,365
Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,134,380
Doylestown PA Hospital Authority Doylestown Hospital Series A	5.00	7-1-2049	250,000	286,678
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	522,279
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	434,111
Lancaster County PA Hospital Authority Healthcare Facilities Moravian Manors Incorporated Project	2.88	12-15-2023	500,000	480,300
Lancaster County PA Hospital Authority St. Annes Retirement Community Incorporated	5.00	3-1-2045	500,000	502,480
Montgomery County PA IDA Jefferson Health System Series A	5.00	10-1-2027	1,000,000	1,077,870
Montgomery County PA IDA Waverly Heights Limited Project	5.00	12-1-2049	1,000,000	1,080,770
Northampton County PA St. Luke’s Hospital of Bethlehem Series A	5.00	8-15-2033	1,435,000	1,551,092
Pennsylvania Geisinger Health System Authority (TD Bank NA SPA) ø	0.65	5-15-2035	1,250,000	1,250,000
Pennsylvania Higher Educational University Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,791,600
South Central Pennsylvania General Authority WellSpan Health Obliged Group Series 2019E (U.S. Bank NA SPA) ø	1.15	6-1-2035	3,000,000	3,000,000

				20,873,288

Housing Revenue : 0.64%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	580,619
Pennsylvania Housing Finance Agency Single-Family Mortgage Revenue Series 112	5.00	4-1-2028	245,000	250,821

				831,440

Miscellaneous Revenue : 19.56%
Butler County General Authority Hampton Township School District Project Series 2007 (AGM Insured, PNC Bank NA SPA) ø	4.50	9-1-2027	3,000,000	3,000,000
Delaware County PA Authority Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,616,550

2

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25%	11-1-2033	$1,000,000	$1,118,380
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	3,980,000	4,984,353
Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,203,370
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2022	1,200,000	1,139,016
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) ¤	0.00	12-1-2023	3,790,000	3,518,295
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	668,385
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	917,236
Pennsylvania Public School Building Authority Series B-2 (BAM Insured)	5.00	12-1-2027	1,010,000	1,153,854
Pennsylvania Turnpike Commission Series A (AGM Insured)	5.25	7-15-2021	2,000,000	2,106,740
Philadelphia PA IDA City Agreement Green Bond Museum Art Energy Saving Program Series A	5.00	2-15-2038	785,000	937,580
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A	5.00	12-1-2028	2,500,000	2,941,775

				25,305,534

Tax Revenue : 4.75%
Allegheny County PA Port Authority Refunding Bond	5.75	3-1-2029	3,000,000	3,115,800
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (AGM Insured)	5.00	2-1-2031	3,000,000	3,034,920

				6,150,720

Transportation Revenue : 6.95%
Delaware River PA Joint Toll Bridge Commission	5.00	7-1-2042	580,000	698,552
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2038	1,000,000	1,106,130
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,193,480
Pennsylvania Turnpike Commission Series A-2	5.00	12-1-2048	2,000,000	2,406,980
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.50	12-1-2042	3,000,000	3,586,170

				8,991,312

Water & Sewer Revenue : 5.49%
Capital Region Pennsylvania Water & Sewer System Refunding Bond	5.00	7-15-2037	1,000,000	1,194,580
Lehigh County PA General Purpose Authority CAB Allentown Project ¤	0.00	12-1-2030	2,000,000	1,545,280
Luzerne County PA IDA Revenue Refunding Bond AMT Pennsylvania American Water Company Project	2.45	12-1-2039	500,000	527,190
Pennsylvania Commonwealth Financing Authority Refunding Bond Series B	5.00	6-1-2031	250,000	328,645
Pennsylvania Commonwealth Financing Authority Series B	5.00	6-1-2026	1,000,000	1,082,030
Philadelphia PA Water & Wastewater Refunding Bond Series A	5.00	10-1-2038	2,000,000	2,428,440

				7,106,165

				122,011,730

Total Municipal Obligations (Cost $117,883,461)				124,596,297

3

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

		Yield	Shares	Value
Short-Term Investments : 2.72%

Investment Companies : 2.72%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		3.70%	3,526,758	$3,527,111

Total Short-Term Investments (Cost $3,526,758)				3,527,111

Total investments in securities (Cost $121,410,219)	99.00%			128,123,408
Other assets and liabilities, net	1.00			1,290,188

Total net assets	100.00%			$129,413,596

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
National	National Public Finance Guarantee Corporation
SPA	Standby purchase agreement

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Fund Institutional Class	928,745	23,526,821	(20,928,808)	3,526,758	$3,527,111	2.72%

Wells Fargo Pennsylvania Tax-Free (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$124,596,297	$0	$124,596,297
Short-term investments
Investment companies	3,527,111	0	0	3,527,111

Total assets	$3,527,111	$124,596,297	$0	$128,123,408

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 100.06%

Alabama : 1.66%

Utilities Revenue 1: 1.66%
Alabama Black Belt Energy Gas District Series A	4.00%	12-1-2048	$8,000,000	$8,228,880
Alabama Black Belt Energy Gas District Series A	4.00	6-1-2024	3,640,000	3,847,225
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	3,880,000	3,958,958
Black Belt Energy Gas District AL Project #5 Series A	4.00	10-1-2049	9,500,000	9,958,280
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	1.15	8-1-2037	7,745,000	7,745,000
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	20,000,000	20,692,800

				54,431,143

Alaska : 0.95%

Health Revenue : 0.83%
Alaska Industrial Development & Export Authority Loan Anticipation Notes YKHC Project	3.50	12-1-2020	22,300,000	22,327,652
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2023	600,000	668,070
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2024	750,000	855,758
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2025	1,310,000	1,526,478
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2026	1,385,000	1,642,347

				27,020,305

Utilities Revenue : 0.04%
Alaska IDA Snettisham Hydroelectric Project	5.00	1-1-2021	1,400,000	1,425,690

Water & Sewer Revenue : 0.08%
North Slope Borough Service Area Water & Wastewater Facilities	5.25	6-30-2034	2,445,000	2,561,406

				31,007,401

Arizona : 3.31%

Education Revenue : 0.10%
Cochise County AZ Community College District of Cochise County Series 2016A (BAM Insured)	5.00	7-1-2020	405,000	408,799
Cochise County AZ Community College District of Cochise County Series 2016A (BAM Insured)	5.00	7-1-2021	425,000	445,035
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.00	6-1-2034	312,000	332,458
PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.13	6-1-2049	1,950,000	2,080,670

				3,266,962

Health Revenue : 0.74%
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	5.28	1-1-2035	4,865,000	4,888,693
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.80%) ±	5.51	9-1-2048	9,000,000	9,083,160
Scottsdale AZ IDA Healthcare Series F (AGM Insured) (m)	15.00	9-1-2045	4,500,000	4,500,000
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	6,000,000	5,817,120

				24,288,973

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue : 1.71%
Chandler AZ IDA Intel Corporation Project	2.70%	12-1-2037	$1,175,000	$1,200,239
Chandler AZ IDA Intel Corporation Project	2.40	12-1-2035	32,885,000	33,508,828
Coconino County AZ Pollution Control Corporation Series A	1.80	9-1-2032	7,975,000	7,977,791
Phoenix AZ IDA Various Republic Services Incorporated Projects	1.10	12-1-2035	13,500,000	13,497,030

				56,183,888

Miscellaneous Revenue : 0.29%
Arizona Board of Regents Certificate of Participation Series A	5.00	6-1-2021	3,000,000	3,132,750
Navajo Nation AZ Refunding Bond Series A 144A	2.90	12-1-2020	3,025,000	3,020,584
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	3,210,000	3,214,077

				9,367,411

Utilities Revenue : 0.47%
Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B	5.20	6-1-2043	5,500,000	5,517,325
Maricopa County AZ PCR Series A	2.40	6-1-2043	9,800,000	9,800,000

				15,317,325

				108,424,559

Arkansas : 0.31%

Housing Revenue : 0.31%
Arkansas Development Finance Authority MFHR Maple Place Apartments (Department of Housing and Urban Development Insured)	1.53	10-1-2023	5,000,000	4,986,250
Arkansas Development Finance Authority MFHR Texarkana Rental Assistance Demonstration Convertible Bond Series A	2.10	6-1-2022	5,100,000	5,122,899

				10,109,149

California : 5.04%

GO Revenue : 1.41%
California Refunding Bond Series A (SIFMA Municipal Swap +0.25%)±	4.96	5-1-2033	26,000,000	25,896,000
California Series B (SIFMA Municipal Swap +0.38%) ±	5.09	12-1-2027	20,000,000	19,865,800
San Ysidro CA School District (AGM Insured) ¤	0.00	8-1-2047	3,610,000	505,364

				46,267,164

Health Revenue : 0.23%
California HFFA Providence St. Joseph Series B1	1.25	10-1-2036	5,785,000	5,789,281
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) (m)	14.50	11-1-2036	1,100,000	1,100,000
Washington Township CA Health Care District Series B	5.00	7-1-2020	600,000	605,478

				7,494,759

Housing Revenue : 0.22%
Mizuho Floater/Residual Interest Bond Series 2019-MIZ9007 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) ø144A	1.00	1-1-2040	7,250,000	7,250,000

Industrial Development Revenue : 0.06%
California PCFA AMT Calplant I Project 144A	7.00	7-1-2022	3,505,000	1,926,068

Miscellaneous Revenue : 0.82%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR +0.33%) ±	1.44	10-1-2047	19,000,000	18,889,990

2

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B-2 (1 Month LIBOR +0.20%) ±	1.31%	10-1-2047	$8,000,000	$7,962,480

				26,852,470

Resource Recovery Revenue : 0.40%
California PCFA Series A 144A	1.09	8-1-2023	8,000,000	7,998,240
California PCFA Solid Waste Disposal Revenue Republic Services Incorporate Project Series 144Aøø	1.17	11-1-2042	5,000,000	4,999,650

				12,997,890

Tax Revenue : 0.04%
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	1,440,000	1,363,622

Transportation Revenue : 0.78%
Bay Area Toll Authority San Francisco Bay Area Series C-1 (SIFMA Municipal Swap +0.90%) ±	5.61	4-1-2045	25,500,000	25,674,420

Water & Sewer Revenue : 1.08%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	5.08	12-1-2035	35,500,000	35,351,255

				165,177,648

Colorado : 0.98%

GO Revenue : 0.09%
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2022	1,450,000	1,587,301
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,317,851

				2,905,152

Health Revenue : 0.85%
Colorado HCFR Catholic Health Initiatives Series C2 (1 Month LIBOR +1.25%) ±	2.33	10-1-2039	8,730,000	8,737,508
Colorado HCFR Catholic Health Initiatives Series C4 (1 Month LIBOR +1.25%) ±	2.33	10-1-2039	3,495,000	3,498,006
Colorado Health Facilities Authority Improvement Christian Living	4.00	1-1-2025	325,000	325,962
University of Colorado Hospital Authority Series 2017C-1	5.00	11-15-2038	14,630,000	15,299,323

				27,860,799

Miscellaneous Revenue : 0.04%
Colorado Bridge Enterprise Central 70 Project	4.00	12-31-2023	1,285,000	1,387,363

				32,153,314

Connecticut : 2.00%

Education Revenue : 1.03%
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2024	120,000	129,989
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2025	140,000	153,577
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,000,000	6,948,340
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	25,000,000	25,078,250
Connecticut Higher Education Supplemental Loan Authority Refunding Bond Chelsea Loan Program Series A	3.60	11-15-2023	1,265,000	1,336,220

				33,646,376

GO Revenue : 0.41%
Connecticut Refunding Bond Series B	4.00	5-15-2021	11,190,000	11,500,523
New Haven CT Series A	5.25	8-1-2021	1,830,000	1,917,547

				13,418,070

3

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.26%
Connecticut HEFAR Hartford Healthcare Series B1	5.00%	7-1-2053	$7,500,000	$8,574,375

Housing Revenue : 0.30%
Meriden CT MFHR Yale Acres Project	1.73	8-1-2022	10,000,000	10,022,300

				65,661,121

District of Columbia : 0.67%

Airport Revenue : 0.11%
Metropolitan Washington DC Airport Authority Series A	5.00	10-1-2024	3,450,000	3,707,819

Housing Revenue : 0.38%
District of Columbia HFA MFHR Liberty Place Apartments Project	2.13	6-1-2021	9,800,000	9,840,180
District of Columbia HFA MFHR Strand Residences Project	1.45	2-1-2039	2,500,000	2,493,500

				12,333,680

Water & Sewer Revenue : 0.18%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	6,000,000	5,898,240

				21,939,739

Florida : 3.05%

Airport Revenue : 0.07%
Broward County FL Airport System Series C	5.00	10-1-2022	2,000,000	2,142,880

Education Revenue : 0.31%
Florida Gulf Coast University Financing Corporation Housing Project Series A	5.00	8-1-2020	2,055,000	2,080,235
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2025	500,000	542,235
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2026	750,000	817,508
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2020	3,125,000	3,188,688
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2021	3,440,000	3,630,645

				10,259,311

Health Revenue : 0.52%
North Broward FL Hospital District Series B	5.00	1-1-2022	1,255,000	1,323,674
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,845,095
North Broward FL Hospital District Series B	5.00	1-1-2024	2,000,000	2,225,320
Palm Beach County FL HCFR ACTS Retirement Life Communities Series 2016	5.00	11-15-2021	3,515,000	3,579,957
Tampa FL BayCare Health System Prefunded Bond	5.00	11-15-2023	4,140,000	4,159,003
Tampa FL BayCare Health System Unrefunded Bond	5.00	11-15-2023	3,940,000	3,957,888

				17,090,937

Housing Revenue : 0.20%
Miami-Dade County FL HFA Multifamily Housing Liberty Square Phase Two Project	1.42	11-1-2040	6,500,000	6,483,555

Miscellaneous Revenue : 0.50%
Manatee County FL School Board Certificate of Participation Series A	5.00	7-1-2020	1,225,000	1,235,621
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,000,000	11,351,500
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2020	2,010,000	2,029,216

4

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00%	7-1-2021	$1,670,000	$1,750,210

				16,366,547

Resource Recovery Revenue : 0.06%
Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	1,750,000	1,923,478

Tax Revenue : 0.45%
Florida Department of Environmental Protection Florida Forever Series A	5.00	7-1-2023	7,720,000	8,368,248
Leon County FL School District	4.00	9-1-2026	6,000,000	6,503,760

				14,872,008

Transportation Revenue : 0.37%
Florida Development Finance Corporation Surface Transportation Facility	0.62	1-1-2049	10,000,000	9,993,500
Florida Mid-Bay Bridge Authority Series C	5.00	10-1-2020	785,000	798,439
Osceola County FL Improvement Osceola Parkway Series	5.00	10-1-2024	300,000	343,701
Osceola County FL Improvement Osceola Parkway Series	5.00	10-1-2026	735,000	879,501

				12,015,141

Utilities Revenue : 0.05%
JEA Bulk Power Supply System Scherer 4 Project Series A	3.00	10-1-2022	1,800,000	1,801,908

Water & Sewer Revenue : 0.52%
Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	14,160,000	16,991,858

				99,947,623

Georgia : 4.46%

Housing Revenue : 0.78%
Cobb County GA Housing Authority MFHR White Circle Phase 2 Project	1.65	12-1-2022	6,000,000	6,003,720
Macon-Bibb County GA Housing Authority Hallmark Portfolio	2.04	4-1-2021	15,000,000	15,000,000
Northwest GA Housing Authority MFHR Park Homes Apartments Project (FHA Insured)	1.54	8-1-2022	4,500,000	4,496,400

				25,500,120

Industrial Development Revenue : 0.66%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	16,360,000	16,480,082
Savannah GA EDA PCR International Paper Company Project Series B	1.90	8-1-2024	4,250,000	4,190,628
Savannah GA EDA Recovery Zone Facility International	2.00	11-1-2033	1,000,000	980,110

				21,650,820

Utilities Revenue : 3.02%
Bartow County GA Development Authority Georgia Power Company Bowen Project	2.05	9-1-2029	4,100,000	4,088,889
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55	12-1-2049	4,000,000	3,892,240
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	2.40	1-1-2040	15,995,000	15,995,000
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	22,050,000	22,178,331
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	11,250,000	11,321,663
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2025	200,000	220,794
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2026	300,000	335,724
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2023	250,000	264,568

5

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00%	1-1-2024	$400,000	$431,348
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2025	1,000,000	1,095,550
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	3-15-2021	2,800,000	2,867,872
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	6,120,000	6,317,982
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	18,000,000	18,743,220
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	2.40	1-1-2039	11,245,000	11,245,000

				98,998,181

				146,149,121

Hawaii : 0.22%

Housing Revenue : 0.22%
Hawaii Housing Finance & Development Corporation MFHR Hale Kewalo Apartments Series A (GNMA Insured)	1.90	1-1-2021	7,160,000	7,171,528

Illinois : 9.56%

Airport Revenue : 1.06%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2022	6,100,000	6,416,834
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,494,750
Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2023	5,000,000	5,226,850
Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2024	1,550,000	1,618,417
Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2023	13,720,000	14,342,476
Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,462,559

				34,561,886

Education Revenue : 0.09%
Illinois State University Auxiliary Facilities System	4.00	4-1-2020	1,480,000	1,480,000
Illinois State University Auxiliary Facilities System Series A (AGM Insured)	5.00	4-1-2025	700,000	798,329
Illinois State University Auxiliary Facilities System Series B (AGM Insured)	5.00	4-1-2024	415,000	462,505

				2,740,834

GO Revenue : 1.90%
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2022	500,000	539,560
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,213,840
Chicago IL Park District Harbor Facility Series C	5.00	1-1-2022	3,155,000	3,209,834
Chicago IL Park District Refunding Bond Series D	5.00	1-1-2021	1,000,000	1,017,460
Chicago IL Park District Series A	4.50	1-1-2023	250,000	251,105
Chicago IL Prerefunded Refunding Bond Series C	5.00	1-1-2022	10,505,000	11,202,427
Chicago IL Prerefunded Refunding Bond Series C	5.00	1-1-2023	1,450,000	1,598,031
Chicago IL Refunding Bond Series A	5.00	1-1-2026	5,000,000	5,149,900
Chicago IL Refunding Bond Series B (Ambac Insured)	5.13	1-1-2022	1,595,000	1,657,971
Chicago IL Series C	5.00	1-1-2021	3,000,000	3,085,170
Chicago IL Unrefunded Balance Refunding Bond Series C	5.00	1-1-2022	5,340,000	5,410,915
Chicago IL Unrefunded Balance Refunding Bond Series C	5.00	1-1-2023	3,300,000	3,355,407
Cook County IL Refunding Bond Series 2016 A	5.00	11-15-2020	5,430,000	5,483,920
Illinois	5.00	11-1-2021	5,000,000	5,105,700
Illinois	5.00	4-1-2022	3,000,000	3,072,060
Kane County IL School District Series B	2.00	2-1-2021	880,000	881,725
Kane, McHenry, Cook & Dekalb Counties IL Community Unit School District #300	4.25	1-1-2023	1,000,000	1,018,150
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2022	1,400,000	1,513,176
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2023	560,000	621,314
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (National Insured) ¤	0.00	1-1-2021	1,130,000	1,119,446

6

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Waukegan IL Series B (AGM Insured)	4.00%	12-30-2023	$500,000	$542,260
Whiteside & Lee Counties IL Community Unit School District Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,630,269
Will County IL Community High School District #161	4.00	1-1-2024	2,000,000	2,158,560
Winnebago Boone County IL Community College District Rock Valley College Series A (AGM Insured)	5.00	1-1-2022	500,000	529,165

				62,367,365

Health Revenue : 1.93%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2	1.75	11-15-2042	2,000,000	1,993,720
Illinois Finance Authority OSF Healthcare System Prerefunded Bond Series A	6.00	5-15-2039	14,630,000	14,701,980
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,600,000	4,136,040
Illinois Finance Authority The Admiral at the Lake Project Series A	7.75	5-15-2030	2,015,000	2,029,830
Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2040	20,755,000	20,913,153
Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2046	17,295,000	17,426,788
Southwestern IL Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,950,000	2,099,117

				63,300,628

Housing Revenue : 0.79%
Chicago IL MFHR Mark Twain Apartments Project	2.20	6-1-2021	17,000,000	17,015,810
Illinois Housing Development Authority (GNMA Insured)	5.00	8-1-2028	185,000	186,869
Illinois Housing Development Authority (SIFMA Municipal Swap +1.00%) (FNMA LOC, FNMA LIQ) ±	5.71	5-15-2050	7,500,000	7,684,575
Western Illinois University Refunding Bond Auxiliary Facilities System (BAM Insured)	4.00	4-1-2024	1,000,000	1,076,640

				25,963,894

Miscellaneous Revenue : 1.06%
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2024	2,270,000	2,318,487
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2025	2,460,000	2,517,958
Illinois Refunding Bond (BAM Insured)	5.00	8-1-2020	9,175,000	9,223,903
Illinois Refunding Bond	5.00	2-1-2022	4,375,000	4,479,213
Illinois Refunding Bond	5.00	2-1-2023	8,775,000	9,060,802
Illinois Refunding Bonds Series 2012 (AGM Insured)	5.00	8-1-2020	5,000,000	5,026,650
Illinois Series 2014	5.00	5-1-2021	2,000,000	2,029,140

				34,656,153

Tax Revenue : 2.32%
Build Illinois Bond Junior Obligation Series C	5.00	6-15-2022	2,810,000	2,853,667
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2021	380,000	386,889
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2022	955,000	991,873
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2024	6,705,000	7,141,697
Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	1,215,000	1,224,732
Huntley IL Special Service Area # 6 Special Tax Refunding Bond (BAM Insured)	2.20	3-1-2024	1,525,000	1,553,289
Illinois Refunding Bond	5.00	1-1-2021	1,760,000	1,777,776
Illinois Regional Transportation Authority Refunding Bond (AGM Insured)	5.75	6-1-2021	3,000,000	3,155,460
Illinois Sales Tax Revenue Junior Obligation Series A	5.00	6-15-2023	5,825,000	5,935,093
Illinois Sales Tax Revenue Junior Obligation Series C	4.00	6-15-2025	4,000,000	3,908,480
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	3,315,000	3,279,596
Illinois Series 2013	5.00	6-15-2024	485,000	492,353
Illinois Series A	4.00	1-1-2021	2,715,000	2,722,629
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	7,000,000	7,106,120
Metropolitan Pier & Exposition Authority McCormick Place Project Series A (National Insured) ¤	0.00	12-15-2021	920,000	890,220
Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00	12-15-2020	1,845,000	1,854,742

7

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Metropolitan Pier & Exposition Authority McCormick Place Project Series B (AGM Insured)	5.00%	6-15-2050	$680,000	$685,229
Metropolitan Pier & Exposition Authority McCormick Place Project Series B2 (BAM Insured)	5.25	6-15-2050	160,000	161,278
Metropolitan Pier & Exposition Authority McCormick Place Project Series C	5.00	6-15-2050	5,940,000	5,978,313
Metropolitan Pier & Exposition Authority McCormick Place Project Series C	5.20	6-15-2050	115,000	115,788
Regional Transportation Authority Illinois Series B-RMKT	1.40	6-1-2025	18,015,000	18,015,000
Sales Tax Securitization Corporation Second Lien Sales Tax	5.00	1-1-2028	5,000,000	5,757,600

				75,987,824

Tobacco Revenue : 0.39%
Illinois Railsplitter Tobacco Settlement Authority	5.00	6-1-2022	12,000,000	12,856,800

Water & Sewer Revenue : 0.02%
Chicago IL Second Lien	5.00	11-1-2020	740,000	754,645

				313,190,029

Indiana : 0.94%

GO Revenue : 0.06%
Hammond IN Local Public Improvement Advance Program Series A	2.38	12-31-2020	2,000,000	2,006,240

Health Revenue : 0.62%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,093,480
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,270,000	1,431,519
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,479,010
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2021	1,000,000	1,058,820
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	901,744
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,159,670
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2021	1,020,000	1,061,708
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2023	1,010,000	1,124,362
Indiana Finance Authority Refunding Bond University Health Obligated Group Series B	1.65	12-1-2042	5,000,000	4,988,150
Indiana Finance Authority Senior Living Series A	5.00	11-15-2022	500,000	517,585
Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	522,845
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series 2015 A4	1.50	10-1-2027	1,825,000	1,824,580
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A8	1.25	11-1-2027	1,155,000	1,154,503

				20,317,976

Miscellaneous Revenue : 0.06%
Indiana Bond Bank Special Program Series A	5.25	10-15-2021	2,000,000	2,093,900

Utilities Revenue : 0.20%
Warrick County IN Environment Import Vectra Energy Delivery of Indiana Incorporated	2.38	9-1-2055	6,550,000	6,555,371

				30,973,487

Iowa : 0.64%

Education Revenue : 0.08%
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2022	500,000	542,955
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2023	700,000	780,367

8

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00%	12-1-2024	$1,000,000	$1,142,910

				2,466,232

Housing Revenue : 0.23%
Iowa Finance Authority SFMR Series D (1 Month LIBOR +0.35%) (GNMA/FNMA/FHLMC Insured) ±	1.02	7-1-2048	7,500,000	7,506,150

Utilities Revenue : 0.33%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	10,000,000	10,986,800

				20,959,182

Kansas : 0.22%

Health Revenue : 0.07%
Wichita KS Health Care Facilities Presbyterian Manors Incorporate	4.00	5-15-2024	1,015,000	995,695
Wichita KS Health Care Facilities Presbyterian Manors Incorporate	5.00	5-15-2025	1,055,000	1,077,862

				2,073,557

Housing Revenue : 0.15%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	5,000,000	5,003,800

				7,077,357

Kentucky : 3.12%

Health Revenue : 0.40%
Louisville & Jefferson Counties KY Catholic Health Initiatives Series A	5.00	12-1-2021	8,210,000	8,712,452
Louisville & Jefferson County KY Metro Health System Revenue Norton Healthcare Incorporate Series C	5.00	10-1-2047	4,000,000	4,540,760

				13,253,212

Housing Revenue : 1.47%
Kentucky Housing Corporation Beecher Phase I Project	2.00	3-1-2022	5,500,000	5,531,185
Kentucky Housing Corporation Jefferson Green Apartments Project	2.20	9-1-2022	20,250,000	20,365,223
Kentucky Housing Corporation Multifamily Housing Chapel House Apartments Project	0.80	9-1-2022	13,500,000	13,355,550
Kentucky Housing MFHR City View Park Project	1.16	2-1-2023	9,000,000	8,939,160

				48,191,118

Miscellaneous Revenue : 0.28%
Hopkins County KY Public Properties Corporation Judicial Center Project	3.63	6-1-2025	1,000,000	1,003,740
Lexington Fayette KY Urban County Lease Eastern State Hospital Series A	5.25	6-1-2026	6,620,000	6,906,778
Pendleton County KY School District Finance Corporation	2.00	2-1-2021	1,200,000	1,206,804

				9,117,322

Utilities Revenue : 0.97%
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	26,085,000	26,108,737
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	5,500,000	5,551,865

				31,660,602

				102,222,254

9

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Louisiana : 0.67%

Housing Revenue : 0.09%
Louisiana Housing Corporation Pine Trace Homes Project	2.40%	5-1-2021	$3,000,000	$3,002,190

Industrial Development Revenue : 0.38%
St. John Baptist Parish Louisiana Marathon Oil Corporation Project	2.10	6-1-2037	14,320,000	12,276,822

Tax Revenue : 0.08%
Louisiana Local Government Environmental Facilities & CDA Series 2015 (BAM Insured)	5.00	12-1-2020	1,135,000	1,163,262
Louisiana Regional Transit Authority CAB (National Insured) ¤	0.00	12-1-2021	1,615,000	1,528,371

				2,691,633

Utilities Revenue : 0.12%
Lafayette LA Refunding Bond	5.00	11-1-2023	3,680,000	4,031,882

				22,002,527

Maine : 0.01%

Education Revenue : 0.01%
Maine Finance Authority Supplemental Education Loan Program Class A Series A-1 (AGM Insured)	5.00	12-1-2025	425,000	493,128

Maryland : 2.03%

Health Revenue : 0.03%
Rockville MD Mayor and Council Economic Development Ingleside King Farm Project Series A-1	5.00	11-1-2020	850,000	856,511

Housing Revenue : 1.36%
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	7,500,000	7,522,800
Maryland CDA Department of Housing & Community Multifamily Development Lakeview Victoria Park Series H	3.00	11-1-2020	9,000,000	9,046,440
Maryland CDA Department of Housing & Community Multifamily Development Orchard Mews	2.06	9-1-2021	5,500,000	5,505,115
Maryland CDA Department of Housing & Community Multifamily Development Orchard Park Series F	2.52	8-1-2020	15,000,000	15,020,700
Maryland Community Development Administration Department Housing and Community Development Multifamily Development Park View	1.75	2-1-2022	7,700,000	7,645,561

				44,740,616

Miscellaneous Revenue : 0.23%
Maryland CDA Department of Housing & Community Multifamily Development Park Square Homes Series E	2.53	8-1-2020	7,500,000	7,510,650

Utilities Revenue : 0.41%
Maryland Economic Development Corporation PCR Potomac Electric Power Company Project	1.70	9-1-2022	13,250,000	13,294,520

				66,402,297

Massachusetts : 3.09%

Education Revenue : 0.21%
Massachusetts Educational Financing Authority AMT Issue J	5.00	7-1-2021	1,280,000	1,335,488
Massachusetts Educational Financing Authority AMT Issue K Series A	5.00	7-1-2022	1,000,000	1,074,260
Massachusetts Educational Financing Authority Series A	5.00	1-1-2022	4,115,000	4,359,225

				6,768,973

10

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.49%
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	5.21%	7-1-2038	$5,000,000	$4,942,500
Massachusetts Development Finance Agency Partners Healthcare System Series S-5 (SIFMA Municipal Swap +0.42%) ±	5.13	7-1-2044	11,230,000	11,121,406

				16,063,906

Housing Revenue : 1.24%
Massachusetts HFA Construction Loan Notes Series A	1.85	6-1-2020	1,650,000	1,650,396
Massachusetts HFA Construction Loan Notes Series B	2.05	12-1-2021	24,630,000	24,636,158
Massachusetts HFA Multifamily Conduit Van Brodie Mill Series A (TD Bank NA LOC)	2.00	7-1-2020	7,000,000	7,004,760
Massachusetts HFA Single Family Series 200 (1 Month LIBOR +0.38%) ±	1.49	12-1-2048	7,500,000	7,505,925

				40,797,239

Miscellaneous Revenue : 0.76%
Massachusetts Consolidated Loan Subordinate Bond Series D-2	1.70	8-1-2043	24,550,000	24,840,181

Transportation Revenue : 0.39%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	11,685,000	12,810,967

				101,281,266

Michigan : 1.95%

Education Revenue : 0.03%
Western Michigan University Refunding Bond	5.00	11-15-2020	1,000,000	1,023,680

GO Revenue : 0.55%
Allendale MI Public School District Series A (Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	919,997
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	501,570
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,187,869
Detroit MI Series 2018	5.00	4-1-2021	620,000	625,096
Flushing MI Community School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,169,504
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,103,465
Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,235,019
Grand Ledge MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	2,688,228
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	370,833
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	520,390
Lake Orion MI Community School District 2015 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,550,000	1,554,759
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,390,000	1,394,267
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,441,937
South Lyon MI Community School District	4.00	5-1-2020	1,425,000	1,428,292
Southgate MI Community School District (BAM Insured)	5.00	5-1-2020	500,000	501,575
Warren Woods MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,449,436

				18,092,237

Health Revenue : 0.41%
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	7,600,000	8,295,932
Michigan Finance Authority Crittenden Hospital Medical Center Series A	4.13	6-1-2032	4,290,000	4,558,125

11

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Michigan Strategic Limited Obligation Refunding Bond Holland Home Project	4.00%	11-15-2024	$580,000	$581,682

				13,435,739

Industrial Development Revenue : 0.61%
Michigan Strategic Limited Obligation Consumers Energy Company Project	1.80	10-1-2049	19,500,000	19,965,465

Miscellaneous Revenue : 0.08%
Michigan Finance Authority Local Government Loan Program Series 2014H-1	5.00	10-1-2022	1,075,000	1,134,523
Michigan Finance Authority Senior Lien Distributable State Aid Charter County of Wayne Criminal Justice Center Project	5.00	11-1-2022	1,150,000	1,259,342

				2,393,865

Water & Sewer Revenue : 0.27%
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (National Insured)	5.00	7-1-2020	1,800,000	1,815,300
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2020	3,835,000	3,867,598
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2021	3,095,000	3,227,095

				8,909,993

				63,820,979

Minnesota : 0.87%

GO Revenue : 0.05%
Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2023	815,000	783,134
Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) ¤	0.00	2-1-2024	1,015,000	957,328

				1,740,462

Housing Revenue : 0.79%
Brooklyn Center MN MFHR Development Sonder House Apartments Project	1.35	1-1-2037	2,355,000	2,352,362
Dakota County MN Community Development Agency Senior MFHR West St. Paul Apartments Project Series A	2.25	1-1-2022	6,285,000	6,295,936
Dakota County MN Community Development Agency Senior MFHR West St. Paul Apartments Project Series B	3.80	7-1-2022	6,325,000	6,191,100
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±	5.14	1-1-2045	11,000,000	11,003,300

				25,842,698

Miscellaneous Revenue : 0.03%
Duluth MN Independent School District Certificate of Participation Series B (South Dakota Credit Program Insured)	5.00	2-1-2024	425,000	479,434
Duluth MN Independent School District Certificate of Participation Series B (South Dakota Credit Program Insured)	5.00	2-1-2025	375,000	434,494

				913,928

				28,497,088

Mississippi : 0.21%

Utilities Revenue : 0.21%
Mississippi Business Finance Corporation Mississippi Power Company Project Series 2010	2.75	12-1-2040	6,750,000	6,812,438

12

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri : 1.14%

GO Revenue : 0.16%
St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program	4.00%	4-1-2022	$5,030,000	$5,309,115

Health Revenue : 0.15%
Kirkwood MO IDA Retirement Community Series A	8.25	5-15-2045	3,000,000	3,023,370
Missouri HEFA Health Care Series B	4.50	6-1-2025	1,000,000	1,005,000
Missouri HEFA Health Care Series B	5.00	6-1-2021	1,000,000	1,005,800

				5,034,170

Industrial Development Revenue : 0.73%
Missouri Environmental Improvement and Energy Resources Authority Kansas City Power and Light Company Project	2.75	5-1-2038	23,400,000	23,800,374

Tax Revenue : 0.10%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	1,380,000	1,340,077
Bi State Development Agency Missouri Illinois Metropolitan District Refunding Bond St. Clair County Metrolink Project (AGM Insured)	5.25	7-1-2020	2,000,000	2,019,980

				3,360,057

				37,503,716

Nebraska : 0.03%

Utilities Revenue : 0.03%
Central Plains Energy Project Nebraska Refunding Project #3 Series 2012	5.00	9-1-2042	1,075,000	1,151,927

Nevada : 0.28%

Airport Revenue : 0.03%
Clark County NV Airport Jet Aviation Fuel Tax Series A	5.00	7-1-2020	1,000,000	1,007,170

GO Revenue : 0.14%
Clark County NV School District Series C	5.00	6-15-2022	2,000,000	2,146,600
Clark County NV School District Series D	5.00	6-15-2021	2,395,000	2,500,955

				4,647,555

Industrial Development Revenue : 0.03%
Clark County NV PCR	1.88	6-1-2031	880,000	880,000

Utilities Revenue : 0.08%
Washoe County NV Sierra Pacific Power Series B	3.00	3-1-2036	560,000	575,064
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	2,000,000	2,006,660

				2,581,724

				9,116,449

New Hampshire : 0.08%

Industrial Development Revenue : 0.08%
National Finance Authority New Hampshire Exempt Facilities Emerald Renewable Disel LLC Project 144A	2.00	6-1-2049	2,575,000	2,577,009

New Jersey : 7.55%

Airport Revenue : 0.22%
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2021	1,500,000	1,543,605

13

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00%	10-1-2022	$1,755,000	$1,835,397
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2023	1,500,000	1,591,725
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2024	2,000,000	2,151,420

				7,122,147

Education Revenue : 0.34%
New Jersey EDA Student Loan Series 1	5.50	12-1-2021	1,000,000	1,064,270
New Jersey Higher Education Assistance Authority Series A1	5.00	12-1-2020	9,775,000	9,997,968

				11,062,238

GO Revenue : 0.17%
New Jersey TTFA Transit System Series A	5.75	6-15-2020	2,275,000	2,288,969
Trenton City NJ Refunding Bond	4.00	7-15-2020	1,685,000	1,693,779
Trenton City NJ Refunding Bond (BAM Insured)	5.00	12-1-2020	1,675,000	1,715,468

				5,698,216

Housing Revenue : 2.66%
New Jersey Housing & Mortgage Finance Agency MFHR Series A	2.00	11-1-2021	325,000	328,149
New Jersey Housing & Mortgage Finance Agency MFHR Series B	1.65	5-1-2020	4,605,000	4,606,428
New Jersey Housing & Mortgage Finance Agency MFHR Series B	2.00	5-1-2021	14,335,000	14,432,621
New Jersey Housing & Mortgage Finance Agency MFHR Series C	2.41	10-1-2021	27,500,000	27,621,275
New Jersey Housing & Mortgage Finance Agency SFHR Series B	2.60	10-1-2021	5,660,000	5,741,278
New Jersey Housing & Mortgage Finance Agency SFHR Series B	2.70	4-1-2022	5,780,000	5,899,819
New Jersey Housing & Mortgage Finance Agency SFHR Series B	2.80	10-1-2022	5,390,000	5,539,626
New Jersey Housing & Mortgage Finance Agency SFHR Series B	2.90	4-1-2023	5,950,000	6,161,166
New Jersey Housing & Mortgage Finance Agency SFHR Series B	2.95	10-1-2023	5,570,000	5,807,728
New Jersey Housing & Mortgage Finance Agency SFHR Series B	3.10	4-1-2024	2,635,000	2,772,204
New Jersey Housing & Mortgage Finance Agency SFHR Series B	3.25	4-1-2025	2,995,000	3,198,720
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	5,000,000	5,024,150

				87,133,164

Miscellaneous Revenue : 2.07%
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,159,840
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,772,007
New Jersey EDA School Facilities Construction Bond Series K (National Insured)	5.25	12-15-2021	1,040,000	1,084,512
New Jersey EDA School Facilities Construction Bond Series NN	5.00	3-1-2022	405,000	422,330
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	1,410,000	1,460,252
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	3,610,000	3,685,702
New Jersey EDA Series BBB	5.00	6-15-2022	6,000,000	6,240,780
New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,213,120
New Jersey EDA Series XX	5.00	6-15-2022	7,500,000	7,800,975
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2021	2,490,000	2,579,540
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2022	26,000,000	27,206,140
New Jersey School Facilities Construction Prerefunded Bond Series EE	5.00	9-1-2020	1,650,000	1,676,961
New Jersey TTFA Series A	5.00	6-15-2020	1,000,000	1,004,640
Newark NJ Housing Authority Newark Redevelopment Project Refunding Bond (National Insured)	5.25	1-1-2021	4,570,000	4,702,302

				68,009,101

Tax Revenue : 0.02%
New Jersey EDA School Facilities Construction Unrefunded Bond Series EE	5.00	9-1-2020	610,000	615,813

14

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 2.07%
New Jersey TTFA Series A	5.25%	12-15-2020	$33,465,000	$34,063,020
New Jersey TTFA Series A1	5.00	6-15-2020	7,000,000	7,027,300
New Jersey TTFA Series A1	5.00	6-15-2021	5,000,000	5,182,700
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) ±	1.86	1-1-2030	21,820,000	21,500,337

				67,773,357

				247,414,036

New Mexico : 0.33%

Health Revenue : 0.01%
Santa Fe NM Retirement Facility El Castillo Retirement	2.25	5-15-2024	600,000	557,226

Utilities Revenue : 0.32%
Farmington NM PCR Southern California Edison Company Four Corners Project Series 2011	1.88	4-1-2029	5,500,000	5,500,000
Farmington NM PCR Southern California Edison Company Four Corners Project Series A	1.88	4-1-2029	4,950,000	4,950,000

				10,450,000

				11,007,226

New York : 5.48%

Education Revenue : 0.03%
St. Lawrence County NY Industrial Development Clarkson University Project Series B	1.55	9-1-2042	1,000,000	933,630

GO Revenue : 0.04%
Rockland County NY Public Improvement Series C (AGM Insured)	3.00	5-1-2020	1,390,000	1,392,155

Health Revenue : 0.14%
New York Dormitory Authority Non State Supported Debt Northwell Health	5.00	5-1-2048	4,000,000	4,508,040

Housing Revenue : 0.47%
New York HFA Affordable Housing Series L (GNMA/FNMA/FHLMC Insured)	1.65	5-1-2021	6,400,000	6,408,704
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	1.80	5-1-2020	1,200,000	1,200,336
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	5,000,000	5,029,750
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.75	11-1-2023	400,000	399,456
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.80	5-1-2024	400,000	400,036
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.85	11-1-2024	400,000	400,704
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.90	5-1-2025	515,000	516,921
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.95	11-1-2025	520,000	523,026
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	2.00	5-1-2026	535,000	539,376

				15,418,309

Industrial Development Revenue : 0.96%
New York Transportation Development Corporation American Airlines Incorporated	5.00	8-1-2021	1,150,000	1,147,148
New York Transportation Development Corporation Special Facilities Bonds Series 2018	5.00	1-1-2025	22,925,000	23,057,965

15

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue (continued)
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00%	1-1-2024	$7,205,000	$7,248,446

				31,453,559

Miscellaneous Revenue : 0.09%
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2020	2,915,000	2,975,253

Tax Revenue : 0.62%
New York Metropolitan Transportation Authority Subordinate Bond Series A2A (SIFMA Municipal Swap +0.45%) ±	5.16	11-1-2026	6,065,000	6,073,976
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	5.51	11-1-2022	14,225,000	14,246,338

				20,320,314

Transportation Revenue : 2.95%
New York Metropolitan Transportation Authority Subordinate Bond Series A2 (SIFMA Municipal Swap +0.58%) ±	5.29	11-15-2039	2,000,000	2,000,700
New York Metropolitan Transportation Authority Subordinate Bond Series C2	4.00	11-15-2033	8,530,000	8,612,912
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-1 (1 Month LIBOR +0.57%) (AGM Insured) ±	1.66	11-1-2032	7,500,000	7,500,150
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-2 (1 Month LIBOR +0.68%) (AGM Insured) ±	1.77	11-1-2032	20,000,000	20,004,200
New York Metropolitan Transportation Authority Subordinate Bond Series D-2B (1 Month LIBOR +0.30%) (AGM Insured) ±	1.39	11-1-2032	6,000,000	5,979,180
New York Metropolitan Transportation Authority Subordinate Bond Series D1	5.00	9-1-2022	20,000,000	21,150,600
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	5.16	11-15-2044	22,545,000	22,575,210
Niagara Falls NY Board Community Toll (National Insured)	6.25	10-1-2020	8,685,000	8,903,080

				96,726,032

Utilities Revenue : 0.18%
Long Island NY Power Authority Electric System General Series B	1.65	9-1-2049	6,000,000	5,789,160

				179,516,452

North Carolina : 0.26%

Health Revenue : 0.23%
Charlotte Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	7,000,000	7,474,390

Industrial Development Revenue : 0.03%
Columbus County NC Industrial Facilities & PCFA Environmental Improvement Revenue Refunding Bond International Paper Company Project Series A	2.00	11-1-2033	1,000,000	980,110

				8,454,500

Ohio : 2.53%

GO Revenue : 0.01%
Springfield OH Refunding Bond (AGC Insured)	4.00	12-1-2020	225,000	225,455

Health Revenue : 0.12%
Franklin County OH Trinity Health Group	1.05	12-1-2046	3,000,000	2,999,550
Lake County OH Lake Hospital System Incorporated	5.00	8-15-2020	905,000	916,738

				3,916,288

16

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue : 1.04%
Lucas OH Metropolitan Housing Authority Certificate of Participation	2.25%	11-1-2020	$270,000	$270,837
Ohio HFA Cambridge Village Apartments Project (Department of Housing and Urban Development Insured)	2.40	4-1-2021	3,200,000	3,200,000
Ohio HFA Multifamily SEM Manor Project	1.40	9-1-2020	6,000,000	5,998,500
Ohio HFA Multifamily Southwick Place Townhomes Project	1.55	3-1-2022	4,975,000	4,971,816
Ohio HFA Multifamily Wesley Tower Apartments Project	1.40	6-1-2022	10,500,000	10,482,465
Trumbull Metropolitan Housing Authority Multifamily Housing Apartments Project Series A	1.70	6-1-2022	9,250,000	9,265,355

				34,188,973

Industrial Development Revenue : 0.10%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	3,750,000	3,495,600

Miscellaneous Revenue : 0.08%
Ohio Portsmouth Bypass Project	5.00	12-31-2020	1,320,000	1,352,776
Ohio Portsmouth Bypass Project	5.00	12-31-2021	1,205,000	1,272,287

				2,625,063

Resource Recovery Revenue : 0.35%
Ohio Air Quality Development Authority Refunding Bond American Electric Power Company Project	1.90	5-1-2026	12,000,000	11,420,760

Utilities Revenue : 0.83%
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2025	1,200,000	1,404,696
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2026	1,500,000	1,798,575
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2027	1,600,000	1,964,688
American Municipal Power Ohio Incorporated Prairie Energy Campus	2.30	2-15-2038	8,825,000	8,935,048
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	12,000,000	13,026,720

				27,129,727

				83,001,866

Oklahoma : 1.09%

Airport Revenue : 0.07%
Tulsa OK Airports Improvement Trust Series 2013A (BAM Insured)	5.00	6-1-2020	695,000	699,017
Tulsa OK Airports Improvement Trust Series 2015A (BAM Insured)	5.00	6-1-2020	1,710,000	1,719,884

				2,418,901

Education Revenue : 0.02%
Oklahoma Development Finance Authority Refunding Bond Oklahoma City University Project	4.00	8-1-2022	535,000	551,644

GO Revenue : 0.36%
Oklahoma County OK Independent School District #52 Series A	2.50	1-1-2021	3,535,000	3,570,103
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2022	3,535,000	3,645,292
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,286,076

Woodward County OK Independent School District #1 Board of Education	2.30	6-1-2020	1,435,000	1,436,708

				11,938,179

Health Revenue : 0.05%
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2022	500,000	536,755
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2023	500,000	551,275

17

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00%	8-15-2024	$600,000	$678,576

				1,766,606

Miscellaneous Revenue : 0.59%
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2020	750,000	767,460
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2021	945,000	1,003,325
Creek County OK Educational Facilities Authority Sapulpa Public School Project	5.00	9-1-2020	2,550,000	2,589,755
Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2021	1,065,000	1,121,402
Kay County OK Public Buildings Authority	2.25	4-1-2024	720,000	719,028
Kay County OK Public Buildings Authority	2.25	4-1-2025	735,000	732,942
Kay County OK Public Buildings Authority	2.38	4-1-2026	750,000	748,380
Kingfisher OK Special Projects Authority Educational Facilities Kingfisher Public Schools Project	4.00	3-1-2026	2,005,000	2,270,502
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2023	830,000	922,304
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2024	1,080,000	1,231,135
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2025	930,000	1,085,254
Tulsa County OK Industrial Authority Educational Broken Arrow Public Schools Project	5.00	9-1-2025	2,500,000	2,805,475
Wagoner County OK School Development Authority Wagoner Public Schools Project	4.00	9-1-2025	1,255,000	1,401,333
Weatherford OK Industrial Trust Educational Facilities Lease Weatherford Public Schools Project	5.00	3-1-2027	1,475,000	1,776,564

				19,174,859

				35,850,189

Other : 0.73%

Miscellaneous Revenue : 0.73%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A	1.60	8-15-2051	3,497,310	3,509,516
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1B1	2.25	8-15-2051	16,174,949	16,374,548
Public Housing Capital Fund Trust I (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	3,384,876	3,416,457
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	523,040	529,839

				23,830,360

Pennsylvania : 7.45%

Education Revenue : 0.34%
Lehigh County PA General Purpose Authority (SIFMA Municipal Swap +0.58%) ±	5.29	11-1-2037	11,025,000	11,036,246

GO Revenue : 1.66%
Butler PA Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,433,101
Butler PA Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,413,605
Butler PA Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	5,543,527
Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,107,570
Lackawanna County PA Riverside School District Project (BAM Insured)	4.00	10-15-2020	1,455,000	1,473,711
Manheim Township PA School District Series A (1 Month LIBOR +0.47%) ±	1.55	5-1-2025	3,760,000	3,767,332
Penn Hills PA School District (BAM Insured)	5.00	11-15-2020	825,000	843,967
Penn Hills PA School District (BAM Insured)	5.00	11-15-2021	1,275,000	1,348,861
Philadelphia PA School District Refunding Bond %%	5.00	9-1-2023	4,500,000	5,016,150

18

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Philadelphia PA School District Series A	5.00%	9-1-2022	$1,000,000	$1,087,950
Philadelphia PA School District Series A	5.00	9-1-2024	800,000	922,264
Philadelphia PA School District Series C	5.00	9-1-2020	1,125,000	1,142,393
Philadelphia PA School District Series D	5.00	9-1-2020	1,500,000	1,523,190
Philadelphia PA School District Series D	5.00	9-1-2021	1,750,000	1,841,928
Philadelphia PA School District Series E (State Aid Withholding Insured)	5.00	9-1-2020	2,225,000	2,259,399
Philadelphia PA School District Series E	5.25	9-1-2023	7,000,000	7,106,890
Philadelphia PA School District Series F	5.00	9-1-2020	2,750,000	2,792,515
Philadelphia PA School District Series F	5.00	9-1-2021	3,580,000	3,768,057
Scranton PA 144A ##	5.00	9-1-2020	2,205,000	2,230,975
Scranton PA School District Series A	5.00	6-1-2021	680,000	705,820
Scranton PA School District Series A	5.00	6-1-2022	730,000	777,297
Scranton PA School District Series A	5.00	6-1-2023	835,000	916,446
Scranton PA School District Series B	5.00	6-1-2021	580,000	602,023
Scranton PA School District Series B (National Insured)	5.00	6-1-2022	870,000	930,195
Scranton PA School District Series B (National Insured)	5.00	6-1-2023	615,000	674,987
Scranton PA School District Series C	5.00	6-1-2020	585,000	588,136
Scranton PA School District Series C	5.00	6-1-2021	590,000	612,402

				54,430,691

Health Revenue : 1.43%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (3 Month LIBOR +0.72%) ±	1.90	2-1-2021	680,000	679,946
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	1,120,090
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	1,149,600
Berks County PA Municipal Authority Tower Health Project Series B2	5.00	2-1-2040	8,500,000	9,612,310
Franklin County PA IDA Menno-Haven Incorporated Project	5.00	12-1-2021	230,000	231,626
Lancaster County PA Hospital Authority Healthcare Facilities Moravian Manors Incorporated Project	2.88	12-15-2023	1,200,000	1,152,720
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,157,562
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	5.43	9-1-2051	10,000,000	9,999,200
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2021	1,250,000	1,294,388
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2022	2,000,000	2,122,940
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	3,250,000	3,176,648
Residual Interest Bond Floater Trust Series 2019-003 (Barclays Bank plc LOC, Barclays Bank plc LIQ) ø144A	1.00	8-15-2038	15,000,000	15,000,000

				46,697,030

Housing Revenue : 1.21%
Pennsylvania HFA Limited Obligation Norris Homes Phase V	1.40	1-1-2043	10,000,000	9,943,500
Pennsylvania HFA Single Family Series 125A	2.38	10-1-2025	17,485,000	17,796,233
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	8,040,000	8,682,557
Pittsburgh PA Urban RDA Crawford Square Apartments Project	2.25	12-1-2020	3,300,000	3,301,155

				39,723,445

Industrial Development Revenue : 0.72%
Lehigh County PA IDA Electric Utilities Corporation Series B	1.80	2-15-2027	2,500,000	2,515,300
Montgomery County PA IDA Exelon Generation Company LLC	2.50	10-1-2030	15,795,000	15,795,000
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	2,125,000	2,132,034
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2020	2,020,000	2,068,621
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2021	1,095,000	1,154,196

				23,665,151

Miscellaneous Revenue : 0.39%
Bethlehem PA Area School District Authority Bethlehem Area School District Refunding Bond Project (1 Month LIBOR +0.49%) ±	1.14	1-1-2030	4,970,000	4,974,473
Delaware County PA Authority Neumann University	4.00	10-1-2021	1,365,000	1,399,166
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	2,505,000	2,816,321
Philadelphia PA RDA Transformation Initiative Series B	5.00	4-15-2020	1,870,000	1,872,300

19

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue (continued)
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00%	11-15-2021	$1,765,000	$1,765,441

				12,827,701

Resource Recovery Revenue : 0.74%
Pennsylvania EDFA Solid Waste Disposal Series A	1.70	8-1-2037	9,420,000	9,408,508
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project	1.12	8-1-2045	15,000,000	14,988,600

				24,397,108

Transportation Revenue : 0.50%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	592,964
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	618,760
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +0.70%) ±	5.41	12-1-2023	2,880,000	2,904,826
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	5.98	12-1-2020	12,440,000	12,421,589

				16,538,139

Water & Sewer Revenue : 0.46%
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	1.77	9-1-2040	15,000,000	15,001,500

				244,317,011

Rhode Island : 0.31%

Education Revenue : 0.04%
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2023	1,175,000	1,307,246

Miscellaneous Revenue : 0.27%
Rhode Island & Providence Plantations Consolidated Capital Development Series A	5.00	8-1-2023	8,045,000	8,731,078

				10,038,324

South Carolina : 0.32%

Miscellaneous Revenue : 0.15%
South Carolina Transportation Infrastructure Bank Refunding Bond Series B (1 Month LIBOR +0.45%) ±	1.51	10-1-2031	4,955,000	4,841,233

Utilities Revenue : 0.17%
Piedmont SC Municipal Power Agency (National Insured)	5.38	1-1-2025	4,760,000	5,554,730

				10,395,963

Tennessee : 1.65%

Health Revenue : 0.09%
Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,790,080
Knox County TN Health Educational and University Health System Incorporate	5.00	4-1-2024	1,000,000	1,114,470

				2,904,550

Housing Revenue : 0.20%
Kingsport TN Housing & RDA Collateralized MFHR Series B	2.22	1-1-2022	6,700,000	6,748,709

Utilities Revenue : 1.36%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	7,500,000	7,794,900
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	35,840,000	36,712,346

20

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
				$44,507,246

				54,160,505

Texas : 13.10%

Airport Revenue : 0.44%
Dallas-Fort Worth TX International Airport Series B	5.00%	11-1-2023	$500,000	534,095
El Paso TX Airport Series 2018	5.00	8-15-2025	3,110,000	3,543,161
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series A	5.00	7-1-2024	3,620,000	3,843,354
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series B	5.00	7-1-2027	6,090,000	6,519,832

				14,440,442

Education Revenue : 0.36%
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2021	665,000	680,800
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2022	1,000,000	1,038,870
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,588,701
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2024	3,125,000	3,321,094
Texas A&M University System Permanent University Series A	5.00	7-1-2021	4,870,000	5,103,906

				11,733,371

GO Revenue : 6.49%
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	5,845,000	5,886,441
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	17,000,000	17,120,530
Dallas TX Unrefunded Balance Refunding Bond	5.00	2-15-2021	3,580,000	3,699,178
Denton TX Independent School District School Building Series B	2.00	8-1-2044	4,070,000	4,145,783
Denton TX Independent School District Unlimited Tax School Building Bond Series 2013	2.00	8-1-2043	1,220,000	1,223,074
Denton TX Independent School District Unlimited Tax School Building Bond Series 2013	2.00	8-1-2043	2,780,000	2,783,614
Eanes TX Independent School District School Building Series B	1.75	8-1-2039	7,465,000	7,510,462
Fort Bend TX Independent School District Series C	1.35	8-1-2042	4,525,000	4,521,244
Fort Bend TX independent School District Series D	1.50	8-1-2042	10,530,000	10,516,100
Harris County TX Cypress-Fairbanks Independent High School Series B-1	2.13	2-15-2040	4,800,000	4,834,032
Hays TX Consolidated Independent School District Building Bond Series B	2.70	8-15-2042	7,370,000	7,530,740
Houston TX Independent School District	1.45	6-1-2029	8,385,000	8,385,335
Houston TX Public Improvement Series A	5.00	3-1-2021	4,000,000	4,141,440
Houston TX Public Improvement Series A	5.00	3-1-2022	5,000,000	5,365,300
Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,876,775
Hurst Euless Bedford TX Independent School District Prerefunded Bond	5.00	8-15-2022	2,140,000	2,170,003
Hutto TX Independent School District Series 2015	3.00	2-1-2055	23,725,000	23,833,661
Lake Travis TX Independent School District Prefunded Bond Series B	2.63	2-15-2048	1,010,000	1,037,472
Lake Travis TX Independent School District Series B	2.63	2-15-2048	1,720,000	1,766,784
Lake Travis TX Independent School District Series B	2.63	2-15-2048	7,270,000	7,403,913
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	1,019,972
Leander TX Independent School District Unrefunded Bond ¤	0.00	8-15-2044	8,500,000	2,711,840
Mansfield TX Independent School District	2.50	8-1-2042	8,500,000	8,600,215
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,897,327
New Caney TX Independent School District Building Bond	3.00	2-15-2050	1,100,000	1,120,768
North East TX Independent School District	2.20	8-1-2049	4,800,000	4,919,232
North East TX Independent School District	2.38	8-1-2047	7,135,000	7,224,259
Northside TX Independent School District Building Bond Series 2018	2.75	8-1-2048	19,985,000	20,855,946
Northside TX Independent School District Building Project	1.75	6-1-2032	6,045,000	6,005,526
Northside TX Independent School District Building Project	2.00	6-1-2046	10,845,000	10,894,779
Pflugerville TX Independent School District School Building Series A	2.25	8-15-2037	3,450,000	3,515,205
Texas Northside Independent School District	1.45	6-1-2047	4,000,000	3,998,960

21

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Texas Transportation Commission Mobility Fund Series B (SIFMA Municipal Swap +0.30%) ±	5.01%	10-1-2041	$4,500,000	$4,435,290
Tomball TX Independent School District Series B2	2.13	2-15-2039	6,750,000	6,797,858

				212,749,058

Health Revenue : 0.67%
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Health System	5.00	7-1-2049	7,000,000	7,948,010
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Health System (SIFMA Municipal Swap +0.57%) ±	5.28	12-1-2049	11,000,000	10,994,940
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	9-1-2020	920,000	934,453
Tarrant County TX ECFA Hendrick Medical Center Group	5.00	11-15-2020	1,045,000	1,043,119
Travis County TX Health Facilities Development Corporation Longhorn Village Project Series A	7.13	1-1-2046	845,000	881,977

				21,802,499

Housing Revenue : 2.41%
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	20,000,000	20,173,000
Austin TX Affordable PFC Incorporated Multifamily Housing Bridge Cameron Apartments	1.45	12-1-2021	25,000,000	24,995,750
Austin TX Affordable PFC Incorporated Multifamily Housing Bridge Granada Apartments	1.46	6-1-2023	500,000	498,860
Bexar County TX Housing Finance Corporation Medio Springs Apartments Project	2.00	11-1-2020	26,500,000	26,509,540
Dallas TX Housing Finance Corporation Multifamily Housing Estates at Shiloh	1.51	7-1-2037	7,000,000	6,954,920

				79,132,070

Industrial Development Revenue : 0.25%
Houston TX Airport System Refunding Bond United Airlines Incorporated Terminal E Project	4.50	7-1-2020	3,750,000	3,749,513
Houston TX Airport System Revenue AMT Series B2	5.00	7-15-2020	1,200,000	1,199,820
Houston TX Airport System Revenue AMT Series C	5.00	7-15-2020	3,245,000	3,244,513

				8,193,846

Miscellaneous Revenue : 0.09%
Texas Subordinate Bond Series E2	2.25	8-1-2029	2,960,000	2,964,203

Resource Recovery Revenue : 0.34%
Mission TX Economic Development Corporation Waste Management Project	2.50	8-1-2020	11,000,000	11,012,650

Transportation Revenue : 0.26%
Central Texas Regional Mobility Authority Series B	5.00	1-1-2045	410,000	413,534
Central Texas Regional Mobility Authority Subordinate Bond	4.00	1-1-2022	6,000,000	6,196,620
North Texas Tollway Authority Series A	5.00	1-1-2021	1,860,000	1,912,675

				8,522,829

Utilities Revenue : 1.22%
San Antonio TX Electric & Gas Revenue Various Refunding Junior Lien Series 2020	1.75	2-1-2049	11,500,000	11,492,180
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	6,000,000	6,141,660
San Antonio TX Junior Lien Series D	3.00	12-1-2045	12,325,000	12,471,914
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	5.26	9-15-2027	10,345,000	10,051,926

				40,157,680

Water & Sewer Revenue : 0.57%
San Antonio TX Water System Junior Lien Series A	2.63	5-1-2049	12,250,000	12,700,923

22

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & Sewer Revenue (continued)
San Antonio TX Water System Junior Lien Series B	2.00%	5-1-2044	$5,805,000	$5,837,914

				18,538,837

				429,247,485

Utah : 0.34%

Airport Revenue : 0.25%
Salt Lake City UT International Airport Series A	5.00	7-1-2023	3,150,000	3,433,689
Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,228,260
Salt Lake City UT International Airport Series A	5.00	7-1-2025	2,300,000	2,610,316

				8,272,265

Housing Revenue : 0.09%
Utah Housing Corporation Multifamily Lincoln Tower Apartments Project	1.54	8-1-2022	3,000,000	2,997,600

				11,269,865

Virginia : 3.85%

Health Revenue : 0.03%
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2021	440,000	440,752
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2022	525,000	527,000

				967,752

Housing Revenue : 0.88%
Fairfax County VA Redevelopment & Housing Authority Parkwood Project	2.21	2-1-2021	15,000,000	15,037,200
Spotsylvania County VA EDA Palmers Creek Apartments Project (FHA/GNMA Insured)	1.45	8-1-2022	13,700,000	13,671,504

				28,708,704

Industrial Development Revenue : 0.10%
Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project	1.70	10-1-2033	3,300,000	3,287,460

Miscellaneous Revenue : 0.63%
Franklin County VA IDA Public Facility Lease BAN	3.00	10-15-2023	3,000,000	3,025,080
Westmoreland County VA IDA Lease BAN High School Project	2.00	6-1-2022	17,510,000	17,737,805

				20,762,885

Tax Revenue : 0.08%
Greater Richmond VA Convention Center Authority	5.00	6-15-2020	1,000,000	1,007,840
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	680,000	383,602
Marquis VA CDA CAB Series A	5.10	9-1-2036	2,169,000	1,224,162
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	162,215

				2,777,819

Transportation Revenue : 0.51%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	13,750,000	14,947,075
Virginia Commonwealth Transportation Board Refunding Bond Series A	5.00	5-15-2023	1,500,000	1,677,300

				16,624,375

23

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 1.62%
Halifax County VA IDA	2.15%	12-1-2041	$44,450,000	$44,359,767
York County VA EDA PCR Virginia Electric and Power Company Project Series A	1.90	5-1-2033	8,500,000	8,697,625

				53,057,392

				126,186,387

Washington : 4.83%

Airport Revenue : 0.34%
Metropolitan Washington Airports Authority Refunding Bond Series 2014A	3.00	10-1-2022	6,500,000	6,679,855
Port of Seattle WA Refunding Bond Series B	5.00	8-1-2023	4,155,000	4,484,367

				11,164,222

Education Revenue : 0.66%
University of Washington Series A	5.00	5-1-2048	20,500,000	21,686,540

GO Revenue : 0.25%
Washington Refunding Bond %%	5.00	6-1-2025	1,000,000	1,142,250
Washington Refunding Bond %%	5.00	6-1-2026	1,570,000	1,840,919
Washington Series A	5.00	8-1-2022	4,800,000	5,226,720

				8,209,889

Health Revenue : 0.84%
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	5.71	1-1-2035	8,650,000	8,666,435
Washington Health Care Facilities Authority Catholic Health Initiatives Series A	5.00	2-1-2023	1,025,000	1,057,339
Washington Health Care Facilities Authority Commonspirit Health Series B1	5.00	8-1-2049	2,500,000	2,805,700
Washington Health Care Facilities Authority Commonspirit Health Series B3	5.00	8-1-2049	4,000,000	4,681,400
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	1.72	1-1-2042	9,500,000	9,537,715
Washington Health Care Facilities Authority Series 2015	5.00	7-1-2020	850,000	856,239

				27,604,828

Housing Revenue : 0.75%
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2025	500,000	574,595
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2026	730,000	856,619
Washington Housing Finance Commission MFHR College Glen Apartments Project Series A (FHA Insured)	1.55	7-1-2022	5,880,000	5,912,105
Washington Housing Finance Commission MFHR Sanford Hildebrandt Towers Project	2.25	7-1-2021	17,025,000	17,106,720

				24,450,039

Tax Revenue : 0.52%
Central Puget Sound WA Regional Transit Authority Sales Series S2B (SIFMA Municipal Swap +0.45%) ±	5.16	11-1-2045	17,250,000	17,128,560

Utilities Revenue : 1.10%
Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap +0.29%) ±	5.00	5-1-2045	12,635,000	12,649,404
Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap +0.49%) ±	5.20	11-1-2046	23,190,000	23,404,276

				36,053,680

Water & Sewer Revenue : 0.37%
King County WA Junior Lien Series 2011	2.45	1-1-2042	12,000,000	12,023,760

				158,321,518

24

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
West Virginia : 0.32%

GO Revenue : 0.06%
Berkeley County WV Board of Education Public School Series 2020	2.00%	5-1-2023	$1,000,000	$1,023,750
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2024	1,000,000	1,029,440

				2,053,190

Utilities Revenue : 0.26%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	8,300,000	8,430,559

				10,483,749

Wisconsin : 2.43%

Airport Revenue : 0.23%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B	5.00	7-1-2022	7,470,000	7,584,142

Education Revenue : 0.04%
Wisconsin PFA Guilford College	5.00	1-1-2021	650,000	663,442
Wisconsin PFA Guilford College	5.00	1-1-2022	625,000	654,375

				1,317,817

Health Revenue : 0.78%
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-3	5.00	8-15-2054	2,000,000	2,236,940
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-4	5.00	8-15-2054	1,200,000	1,375,128
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap +0.65%) ±	5.36	8-15-2054	4,200,000	4,242,882
Wisconsin HEFA Ascension Health Alliance	5.00	11-15-2033	12,000,000	13,590,240
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2025	1,000,000	1,167,790
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2026	1,060,000	1,265,566
Wisconsin HEFA Benevolent Corporation Cedar Community	5.00	6-1-2020	880,000	881,135
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2024	155,000	159,267
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2025	245,000	252,318
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2026	355,000	366,019

				25,537,285

Miscellaneous Revenue : 1.00%
Waukesha County WI Anticipation Notes Series C	3.00	5-1-2022	3,035,000	3,039,613
Waukesha County WI Series B	3.00	5-1-2021	11,890,000	11,907,835
Wisconsin State Refunding Bond Series A	5.00	5-1-2022	8,040,000	8,684,165
Wisconsin State Refunding Bond Series A	5.00	5-1-2023	8,015,000	8,950,884

				32,582,497

Resource Recovery Revenue : 0.38%
Wisconsin PFA Series A-2	1.12	10-1-2025	12,500,000	12,490,500

				79,512,241

Total Municipal Obligations (Cost $3,281,217,440)				3,279,261,156

	Yield		Shares
Short-Term Investments : 0.19%

Investment Companies : 0.19%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ##(l)(u)	3.70		6,076,548	6,077,156

Total Short-Term Investments (Cost $6,076,758)				6,077,156

25

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

		Value
Total investments in securities (Cost $3,287,294,198)	100.25%	$3,285,338,312
Other assets and liabilities, net	(0.25)	(8,036,270)

Total net assets	100.00%	$3,277,302,042

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

26

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	9,941,476	843,284,294	(847,149,222)	6,076,548	$6,077,156	0.19%

Wells Fargo Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$3,279,261,156	$0	$3,279,261,156
Short-term investments
Investment companies	6,077,156	0	0	6,077,156

Total assets	$6,077,156	$3,279,261,156	$0	$3,285,338,312

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.83%

Alabama : 1.35%

Health Revenue : 0.21%
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1	1.85%	11-15-2046	$5,395,000	$5,396,888

Industrial Development Revenue : 0.14%
Selma AL Industrial Development Board Refunding Bond Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	3,675,000	3,601,904

Utilities Revenue : 1.00%
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	2,000,000	2,057,220
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	2,050,000	2,072,714
Lower Alabama Gas District Project #2	4.00	12-1-2050	8,410,000	8,747,409
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	11,900,000	12,312,216

				25,189,559

				34,188,351

Alaska : 0.84%

Health Revenue : 0.49%
Alaska Industrial Development & Export Authority Loan Anticipation Notes YKHC Project	3.50	12-1-2020	6,000,000	6,007,440
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2027	1,455,000	1,754,308
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2028	1,530,000	1,867,090
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2029	2,220,000	2,743,298

				12,372,136

Industrial Development Revenue : 0.16%
Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	4,000,000	4,042,480

Utilities Revenue : 0.19%
Alaska Industrial Development & Export Authority Power Refunding Bond Snettisham Hydroelectric Project Series 2015	5.00	1-1-2022	1,735,000	1,806,725
Alaska Industrial Development & Export Authority Power Refunding Bond Snettisham Hydroelectric Project Series 2015	5.00	1-1-2023	2,835,000	3,010,231

				4,816,956

				21,231,572

Arizona : 1.82%

Education Revenue : 0.59%
Arizona Board Regents University Arizona System Revenue Refunding Bond Speed Series C	5.00	8-1-2023	1,000,000	1,071,420
Arizona Board Regents University Arizona System Revenue Refunding Bond Speed Series C	5.00	8-1-2025	600,000	677,370
Arizona IDA Agribusiness & Equine Center Incorporated Project Series 2017B 144A	4.00	3-1-2027	1,195,000	1,163,954
Arizona IDA Education Facility Leman Academy of Excellence Incorporated Project 144A	4.50	7-1-2029	765,000	728,188
Maricopa County AZ IDA Educational Horizon Community Learning Center Project	2.63	7-1-2021	1,085,000	1,062,996
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	120,000	119,556
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	670,000	667,521
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	345,000	355,999
Phoenix AZ IDA Legacy Traditional School Project Series 2015 144A	3.00	7-1-2020	305,000	304,268

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60%	6-15-2025	$1,095,000	$1,078,520
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2020	530,000	533,270
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2021	1,295,000	1,334,329
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2022	1,350,000	1,369,805
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	916,769
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	2,950,000	2,721,051
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	785,000	805,324

				14,910,340

GO Revenue : 0.05%
Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2020	700,000	701,057
Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2021	500,000	502,375

				1,203,432

Health Revenue : 0.51%
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2022	1,065,000	1,131,637
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,226,019
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	3,015,000	2,960,217
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	5.28	1-1-2035	5,840,000	5,868,441
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	1,810,000	1,754,831

				12,941,145

Miscellaneous Revenue : 0.67%
Arizona IDA Revenue Lincoln South Beltway Project	5.00	2-1-2027	1,255,000	1,465,966
Arizona IDA Revenue Lincoln South Beltway Project	5.00	5-1-2027	1,125,000	1,318,973
Arizona IDA Revenue Lincoln South Beltway Project	5.00	8-1-2027	1,205,000	1,418,719
Arizona IDA Revenue Lincoln South Beltway Project	5.00	11-1-2027	1,000,000	1,182,220
Navajo Nation AZ Series A 144A	4.00	12-1-2022	6,345,000	6,424,884
Navajo Nation AZ Series A 144A	5.00	12-1-2025	4,110,000	4,360,052
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	803,000	804,020

				16,974,834

				46,029,751

Arkansas : 0.73%

Health Revenue : 0.18%
Boone County AR Hospital Construction Series 2006 (BOKF NA LOC) ø	4.50	5-1-2037	4,700,000	4,700,000

Housing Revenue : 0.24%
Arkansas Development Finance Authority MFHR Hickory View Apartments (Department of Housing and Urban Development Insured)	1.37	9-1-2023	6,000,000	5,974,320

Tax Revenue : 0.31%
Fayetteville AR Sales and Use Tax Capital Improvement Refunding Bond Series A	1.60	11-1-2035	7,600,000	7,780,272

				18,454,592

California : 1.45%

Education Revenue : 0.04%
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	825,000	824,959

2

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50%	6-1-2027	$250,000	$251,458

				1,076,417

Health Revenue : 0.68%
California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	5.50	7-1-2041	8,700,000	8,700,000
California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	5.50	7-1-2040	8,525,000	8,525,000

				17,225,000

Housing Revenue : 0.46%
California HFA Municipal Certificates Series 2 Class A	4.00	3-20-2033	1,494,437	1,585,404
Mizuho Floater/Residual Trust Tender Option Bond (Mizuho Capital Markets LLC LIQ) 144Aø	4.76	10-1-2036	9,979,000	9,979,000

				11,564,404

Industrial Development Revenue : 0.03%
California PCFA Solid Waste Disposal Revenue AMT Subordinated Bond Calplant I Project Green 144A	7.50	12-1-2039	3,000,000	690,000

Miscellaneous Revenue : 0.13%
Compton CA PFA Lease 144A	4.00	9-1-2022	3,390,000	3,366,033

Resource Recovery Revenue : 0.11%
California PCFA Solid Waste Disposal Revenue Republic Services Incorporate Project Series 144Aøø	1.17	11-1-2042	2,750,000	2,749,808

				36,671,662

Colorado : 1.30%

Education Revenue : 0.57%
Colorado ECFA Eagle Ridge Academy Project 144A	3.63	11-1-2026	1,935,000	1,862,921
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	1,190,000	1,288,960
Colorado ECFA Vanguard School Project	4.00	6-15-2021	250,000	257,813
Colorado ECFA Vanguard School Project	4.00	6-15-2022	515,000	536,862
Colorado ECFA Windsor Charter Academy 144A	3.88	9-1-2026	1,085,000	1,032,996
Colorado School of Mines Institutional Enterprise Refunding Bond Series 2018A (1 Month LIBOR +0.50%) ±	1.56	2-1-2023	5,820,000	5,737,472
Colorado University Enterprise and Refunding Bond Series C	2.00	6-1-2054	3,750,000	3,848,775

				14,565,799

GO Revenue : 0.13%
Aviation Station North Metropolitan District #2 Colorado Refunding Bond and Improvement Limited Tax Series A	4.00	12-1-2029	500,000	458,060
Centennial CO Southglenn Metropolitan District	3.00	12-1-2021	463,000	455,310
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,186,810
Mirabelle Metropolitan District #2 Colorado Senior Series A	5.00	12-1-2039	700,000	647,122
Thompson Crossing Metropolitan District #4 Colorado Refunding Bond and Improvement Limited Tax	3.50	12-1-2029	515,000	462,207

				3,209,509

Health Revenue : 0.39%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.00	2-1-2022	3,415,000	3,505,463

3

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)

Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.25%	2-1-2031	$5,150,000	$5,296,981
Colorado Health Facilities Authority Series B-2	5.00	8-1-2049	1,000,000	1,170,350

				9,972,794

Miscellaneous Revenue : 0.07%
Colorado State Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00	12-31-2024	1,610,000	1,766,299

Tax Revenue : 0.14%
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2021	1,440,000	1,458,014
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2022	1,940,000	1,970,788

				3,428,802

				32,943,203

Connecticut : 3.08%

Education Revenue : 0.46%
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	7,000,000	7,021,910
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	1,500,000	1,557,015
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2026	575,000	636,830
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2027	430,000	480,594
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2028	530,000	596,282
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	750,000	883,913
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	500,000	599,535

				11,776,079

GO Revenue : 0.18%
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,796,306
Hartford CT Series A	5.00	4-1-2025	2,500,000	2,730,900

				4,527,206

Health Revenue : 0.38%
Connecticut HEFA Bridgeport Hospital Series D	5.00	7-1-2020	500,000	504,780
Connecticut HEFA Revenue Hartford Healthcare Series B2	5.00	7-1-2053	7,800,000	9,272,718

				9,777,498

Housing Revenue : 0.38%
Meriden CT MFHR Yale Acres Project	1.73	8-1-2022	9,635,000	9,656,486

Miscellaneous Revenue : 0.11%
Connecticut Series A (SIFMA Municipal Swap +0.75%) ±	5.46	3-1-2021	2,700,000	2,698,623

Tax Revenue : 1.57%
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00	8-1-2029	16,280,000	18,870,311
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2030	3,000,000	3,703,890
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2031	9,000,000	11,039,670
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2032	5,000,000	6,096,900

				39,710,771

				78,146,663

4

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Delaware : 0.07%

Education Revenue : 0.07%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25%	9-1-2025	$1,730,000	$1,781,692

District of Columbia : 0.79%

Housing Revenue : 0.63%
District of Columbia HFA MFHR 1550 First Street Project	1.46	6-1-2039	16,100,000	16,062,487

Water & Sewer Revenue : 0.16%
District of Columbia Water and Sewer Authority Public Utility Subordinated Bond Lien Series C	1.75	10-1-2054	4,000,000	3,932,160

				19,994,647

Florida : 1.90%

Airport Revenue : 0.13%
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2032	1,385,000	1,569,814
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,500,000	1,698,525

				3,268,339

Education Revenue : 0.30%
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2017A 144A	4.38	6-15-2027	1,310,000	1,298,354
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series A 144A	4.00	6-15-2029	2,410,000	2,279,812
Capital Trust Agency FL Educational Facilities Revenue Imagine School at Land O’ Lakes 144A	3.00	12-15-2029	420,000	363,964
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2027	650,000	712,985
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2028	1,050,000	1,157,657
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2029	1,000,000	1,109,070
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	800,000	790,224

				7,712,066

Health Revenue : 0.18%
Lakeland FL Hospital System Lakeland Regional Health System	5.00	11-15-2022	4,495,000	4,746,046

Housing Revenue : 0.21%
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2020	1,210,000	1,216,958
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2021	1,265,000	1,316,916
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2022	1,325,000	1,424,017
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,317,687

				5,275,578

Industrial Development Revenue : 0.11%
Escambia County FL Environmental Improvement Refunding Bond International Paper Company Project Series B	2.00	11-1-2033	825,000	808,591
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,011,760

				2,820,351

Miscellaneous Revenue : 0.15%
Florida Village Community Development District #10 Special Assessment Bonds	5.13	5-1-2024	1,835,000	1,911,593
Florida Village Community Development District #12 Special Assessment Bonds Series 2016	2.88	5-1-2021	335,000	334,873
Florida Village Community Development District #13 Special Assessment Bonds	2.63	5-1-2024	500,000	487,765

5

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Pinellas County FL IDA 2017 Foundation for Global Understanding Incorporated Project	5.00%	7-1-2029	$1,000,000	$1,027,340

				3,761,571

Resource Recovery Revenue : 0.14%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	3,500,000	3,507,385

Transportation Revenue : 0.11%
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) 144Aø	5.50	7-1-2035	1,050,000	1,050,000
Osceola County FL Transportation Revenue Refunding Bond and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2027	950,000	1,160,948
Osceola County FL Transportation Revenue Refunding Bond and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2029	450,000	567,936

				2,778,884

Water & Sewer Revenue : 0.57%
Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	12,000,000	14,399,880

				48,270,100

Georgia : 3.98%

Housing Revenue : 0.04%
Northwest Georgia Housing Authority MFHR Charles Hight Apartments Project (FHA Insured)	1.54	8-1-2022	1,000,000	999,200

Transportation Revenue : 0.08%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A¤	0.00	6-1-2024	2,500,000	1,967,825

Utilities Revenue : 3.86%
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	1.55	8-1-2043	5,000,000	4,865,300
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	4,500,000	4,462,245
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,500,000	1,475,595
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	3,000,000	3,044,820
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	14,955,000	15,042,038
Burke County GA Development Authority Pollution Control Revenue Bonds Georgia Power Company Plant Vogtle Project	1.70	12-1-2049	3,500,000	3,334,310
Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	8,875,000	8,931,534
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	10,670,200
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	14,485,000	14,953,590
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	10,500,000	10,933,545
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,640,000	2,719,622
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	1.81	4-1-2048	4,700,000	4,678,333
Municipal Electric Authority Georgia General Resolution Projects Subordinate Bonds Series A	5.00	1-1-2028	1,035,000	1,195,880
Municipal Electric Authority Georgia General Resolution Projects Subordinated Bonds Series A	5.00	1-1-2027	1,010,000	1,148,289
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2027	300,000	341,076
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2028	400,000	462,176
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2029	400,000	465,644

6

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00%	1-1-2028	$1,000,000	$1,133,060
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2029	910,000	1,031,339
Municipal Electric Authority Georgia Project One Subordinated Bond Series A	5.00	1-1-2027	1,150,000	1,307,458
Municipal Electric Authority Georgia Project One Subordinated Bond Series A	5.00	1-1-2028	1,270,000	1,467,409
Municipal Electric Authority Georgia Project One Subordinated Bond Series A	5.00	1-1-2029	1,140,000	1,337,129
Municipal Electric Authority Georgia Project One Subordinated Bond Series A	5.00	1-1-2030	1,025,000	1,203,904
Municipal Electric Authority Georgia Project One Subordinated Bond Series A	5.00	1-1-2031	1,385,000	1,622,528

				97,827,024

				100,794,049

Guam : 0.04%

Water & Sewer Revenue : 0.04%
Guam Government Waterworks Authority Water & Wastewater System Series 2014A	5.00	7-1-2020	1,000,000	1,002,750

Hawaii : 0.41%

Airport Revenue : 0.04%
Hawaii Airports System Revenue Refunding Bond AMT	5.00	7-1-2024	1,000,000	1,034,010

Health Revenue : 0.37%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	5.16	7-1-2039	9,325,000	9,325,000

				10,359,010

Illinois : 19.30%

Airport Revenue : 1.71%
Chicago IL Midway Airport Second Lien Refunding Bond Series 2013A	5.50	1-1-2027	3,925,000	4,277,033
Chicago IL Midway Airport Second Lien Refunding Bond Series 2014A	5.00	1-1-2026	7,000,000	7,684,670
Chicago IL Midway Airport Second Lien Refunding Bond Series 2014A	5.00	1-1-2030	5,105,000	5,596,612
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Refunding Bond Series B	5.00	1-1-2032	5,125,000	5,336,868
Chicago IL O’Hare International Airport Senior Lien Bond Series 2015 C	5.00	1-1-2022	695,000	734,302
Chicago IL O’Hare International Airport Senior Lien Bond Series 2015 D	5.00	1-1-2021	500,000	513,815
Chicago IL O’Hare International Airport Senior Lien Refunding Bond Series 2013A	5.00	1-1-2026	2,690,000	2,863,640
Chicago IL O’Hare International Airport Senior Lien Refunding Bond Series 2015A	5.00	1-1-2028	10,000,000	11,067,900
Chicago IL O’Hare International Airport Senior Lien Refunding Bond Series 2017D	5.00	1-1-2025	1,700,000	1,897,642
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,466,262
Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,803,278

				43,242,022

Education Revenue : 0.52%
Cook&Will Contys IL Community College District #515 Debit Certificates Series A	1.45	12-1-2039	7,950,000	7,946,184

7

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bond	4.00%	4-1-2030	$5,000,000	$5,220,950

				13,167,134

GO Revenue : 6.79%
Bensenville IL Series B (AGM Insured)	5.00	12-30-2025	435,000	462,253
Berwyn IL Series A	5.00	12-1-2028	3,000,000	3,418,740
Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bond Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,395,700
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	7,720,000	6,112,233
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2024	9,800,000	8,658,692
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2022	400,000	416,064
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2023	800,000	849,040
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2024	550,000	594,435
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2025	625,000	687,269
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2022	1,000,000	1,040,160
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2023	1,000,000	1,061,300
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2024	410,000	443,124
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2022	1,645,000	1,711,063
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,247,028
Chicago IL Park District Limited Tax Series B	5.00	1-1-2022	4,675,000	4,862,748
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,307,507
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,396,515
Chicago IL Prerefunded Refunding Bond Series C	5.00	1-1-2022	1,490,000	1,588,921
Chicago IL Prerefunded Refunding Bond Series C	5.00	1-1-2023	765,000	843,099
Chicago IL Refunding Bond Series A	5.00	1-1-2029	8,000,000	8,282,400
Chicago IL Series A	5.00	1-1-2027	3,025,000	3,084,774
Chicago IL Series A	5.00	1-1-2028	6,125,000	6,342,009
Chicago IL Series C	5.00	1-1-2021	1,000,000	1,028,390
Chicago IL Unrefunded Balance Refunding Bond Series C	5.00	1-1-2022	760,000	770,093
Chicago IL Unrefunded Balance Refunding Bond Series C	5.00	1-1-2023	1,735,000	1,764,131
Cook County IL Community Consolidated School District #15 Limited Tax	5.00	12-1-2026	2,540,000	3,041,929
Cook County IL Refunding Bond Series 2010 G	5.00	11-15-2026	1,000,000	1,007,360
Cook County IL School District #123 Oak Lawn CAB (National Insured) ¤	0.00	12-1-2021	1,090,000	1,060,243
Cook County IL School District #153 Homewood Series A (AGM Insured) ¤	0.00	12-15-2023	1,225,000	1,139,593
Cook County IL School District #227 Rich Township Refunding Bond Series 2015	3.00	12-1-2024	965,000	1,014,283
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2026	3,030,000	3,609,366
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2027	2,950,000	3,572,509
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2028	2,285,000	2,805,934
Cook County IL School District #99 Cicero Refunding Bond Limited Tax Series B	5.00	12-1-2022	1,000,000	1,087,550
Cook County IL School District #99 Cicero Refunding Bond Limited Tax Series B	5.00	12-1-2024	1,000,000	1,143,400
Cook County IL School District #99 Cicero Refunding Bond Limited Tax Series B	5.00	12-1-2025	1,000,000	1,167,300
Cook County IL Series A	5.00	11-15-2021	2,250,000	2,288,205
Cook County IL Series A	5.00	11-15-2030	2,200,000	2,252,360
Cook County IL Series A	5.25	11-15-2022	10,040,000	10,133,573
Cook County IL Series A	5.25	11-15-2022	1,000,000	1,061,160
Decatur IL Macon County General Obligation Refunding Bond Series 2013	5.00	3-1-2024	1,405,000	1,535,932
Decatur IL Macon County School District #061 Series 2011A (AGM Insured)	5.25	1-1-2026	715,000	735,106
Decatur IL Macon County School District #061 Series 2011A (AGM Insured)	5.25	1-1-2027	1,495,000	1,536,800
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	455,000	431,345
DeKalb & Kane Counties IL Community (AGM Insured) ¤	0.00	1-1-2024	2,345,000	2,227,211
DeKalb & Kane Counties IL Community (AGM Insured) ¤	0.00	1-1-2024	2,830,000	2,624,514
DuPage & Cook Counties IL Township High School District #86 Hinsdale	4.00	1-15-2034	2,815,000	3,261,149
Illinois State Series 2012	5.00	3-1-2028	6,000,000	6,074,700
Illinois State Series A	5.00	4-1-2023	3,500,000	3,619,840

8

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015A	5.00%	1-1-2028	$1,555,000	$1,751,241
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015D	5.00	1-1-2032	1,025,000	1,149,968
Kane, Cook & DuPage Counties IL School District #46 Elgin Unrefunded Bond Balance Series 2012B	4.50	1-1-2025	4,295,000	4,522,893
Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (Ambac Insured) ¤	0.00	1-1-2021	510,000	505,425
Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (Ambac Insured) ¤	0.00	1-1-2021	595,000	588,086
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,860,019
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,617,566
Peoria County IL School District # 150 Peoria Series A (AGM Insured)	4.00	12-1-2028	950,000	1,085,356
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,146,050
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2029	2,500,000	2,824,025
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2020	1,000,000	1,025,000
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2021	1,015,000	1,076,073
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2022	1,065,000	1,156,867
Waukegan IL Series 2015A (AGM Insured)	5.00	12-30-2031	1,000,000	1,144,690
Will County IL	4.00	11-15-2035	2,490,000	2,730,410
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	8,295,000	7,258,789
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2021	2,185,000	2,155,940
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	14,385,000	12,933,122
Will County IL School District #114 Manhattan CAB Series C (National Insured) ¤	0.00	12-1-2021	1,055,000	1,020,459
Winnebago & Boone Counties IL School District #205 Series A ¤	0.00	2-1-2021	1,305,000	1,286,247
Winnebago & Boone Counties IL School District #205 Series B ¤	0.00	2-1-2021	3,400,000	3,351,142

				171,988,418

Health Revenue : 0.40%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Bonds Series A	5.00	11-15-2027	1,000,000	1,063,750
Illinois Finance Authority Friendship Village of Schaumburg Series 2017	5.00	2-15-2021	2,555,000	2,537,319
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,000,000	3,446,700
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2020	320,000	319,139
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2022	390,000	384,357
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2024	420,000	407,996
Illinois Finance Authority Revenue Bonds Series 2014	5.00	8-1-2038	1,520,000	1,760,920
Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A	3.25	2-15-2022	260,000	252,416

				10,172,597

Housing Revenue : 0.04%
Illinois Housing Development Authority Homeowner Mortgage 2016 Series C	2.90	8-1-2031	1,000,000	1,039,700

Miscellaneous Revenue : 2.44%
Chicago IL Board of Education Refunding Bond Series A	4.00	12-1-2027	1,750,000	1,686,055
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2026	2,000,000	2,052,460
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2027	1,625,000	1,669,655
Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (AGM Insured)	5.25	6-1-2024	4,450,000	4,590,665
Cook County IL Township High School District # 227 Rich Township Series A	1.38	12-1-2040	7,000,000	6,975,990
Illinois Refunding Bond Series 2012 (AGM Insured)	5.00	8-1-2020	5,050,000	5,076,917
Illinois Refunding Bond Series 2016	5.00	2-1-2026	7,000,000	7,361,130
Illinois Series 2012	5.00	8-1-2021	5,620,000	5,720,317
Illinois Series 2013 (AGM Insured)	5.00	7-1-2023	4,875,000	5,054,205
Illinois Series 2013	5.50	7-1-2038	4,000,000	4,081,560

9

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Illinois Series 2017D	5.00%	11-1-2022	$7,885,000	$8,112,482
Illinois Series A	5.00	11-1-2023	8,955,000	9,314,543

				61,695,979

Tax Revenue : 5.65%
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2021	1,450,000	1,476,289
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2022	1,810,000	1,879,884
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2023	2,400,000	2,424,336
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2024	2,475,000	2,502,893
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2025	1,000,000	1,009,690
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A	5.00	6-1-2022	1,635,000	1,664,986
Chicago IL Transit Authority Sales Tax Receipts Series 2011	5.25	12-1-2036	17,415,000	18,321,451
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	11,511,142
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2024	515,000	544,844
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2025	8,165,000	8,728,058
Illinois Sales Tax Series of June 2013	5.00	6-15-2026	9,100,000	9,305,569
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported	5.00	6-15-2028	1,000,000	1,048,180
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,500,000	1,838,085
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,515,000	1,856,466
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	3,250,000	3,973,483
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	2,000,000	2,445,220
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,618,001
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	1,740,000	1,502,507
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported Series 2014	5.00	6-15-2022	3,395,000	3,485,273
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported Series 2014	5.00	6-15-2023	3,220,000	3,333,956
Illinois Sports Facilities Authority Refunding Bond Insured State Tax Supported Series 2014	5.00	6-15-2024	4,130,000	4,307,466
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2029	1,750,000	1,298,395
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (National Insured) ¤	0.00	12-15-2022	1,390,000	1,314,787
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	19,090,000	19,227,066
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured) ¤	0.00	12-15-2023	20,000	18,958
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured)	5.70	6-15-2025	220,000	243,597
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured) ¤	0.00	12-15-2023	845,000	778,921
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured)	5.70	6-15-2025	780,000	833,095
Regional Transportation Authority Illinois Series B-RMKT 1	1.00	6-1-2025	10,170,000	10,170,000
Sales Tax Securitization Corporation IL Second Lien Sales Tax	5.00	1-1-2028	5,000,000	5,757,600
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	5,383,314
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2028	5,265,000	6,062,753
Sales Tax Securitization Corporation Series A	5.00	1-1-2027	1,000,000	1,135,430
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2021	790,000	788,633
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2022	820,000	811,915
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	839,473
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2024	885,000	860,760
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2025	925,000	888,546

				143,191,022

Tobacco Revenue : 0.78%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2023	18,000,000	19,849,140

10

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.58%
Illinois State Toll Highway Authority Senior Revenue Refunding Bond Series B	5.00%	1-1-2029	$11,990,000	$14,636,193

Water & Sewer Revenue : 0.39%
Chicago IL Wastewater Transmission Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,754,121
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,560,000	2,990,848
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	3,192,994

				9,937,963

				488,920,168

Indiana : 0.51%

GO Revenue : 0.06%
Hammond IN Local Public Improvement Advance Program Series A	2.38	12-31-2020	1,375,000	1,379,290

Health Revenue : 0.01%
Indiana HFFA Ancilla System Incorporated (National Insured)	5.25	7-1-2022	240,000	240,670

Housing Revenue : 0.28%
Hobart Industry MFHR A Safe Haven Veterans Apartments	0.75	9-1-2022	7,100,000	7,045,188

Miscellaneous Revenue : 0.16%
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2026	735,000	656,928
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2027	630,000	550,072
Michigan IN City School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,144,360
Westfield-Washington IN Multi-School Building Corporation First Mortgage Series B 144A	1.50	1-15-2022	1,805,000	1,799,928

				4,151,288

				12,816,436

Iowa : 1.29%

Education Revenue : 0.12%
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2025	1,295,000	1,511,654
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2026	1,215,000	1,447,320

				2,958,974

GO Revenue : 0.37%
Coralville IA Taxable-Annual Appropriation Series 2018E	7.00	6-1-2025	8,485,000	8,901,104
Coralville IA Taxable-Annual Appropriation Series B	4.40	5-1-2023	410,000	402,928

				9,304,032

Health Revenue : 0.06%
Iowa Finance Authority Revenue Bonds Lifespace Commnunities Incorporated Series A2	2.88	5-15-2049	1,500,000	1,452,285

Industrial Development Revenue : 0.39%
Iowa Finance Authority Midwestern EDA CJ Bio America Incorporated Project (Korea Development Bank LOC) ø	4.95	4-1-2022	10,000,000	10,000,000

Utilities Revenue : 0.28%
Iowa Gas Project PEFA Incorporated	5.00	9-1-2049	6,500,000	7,141,420

Water & Sewer Revenue : 0.07%
Xenia Dallas County IA Rural Water District Capital Loan Notes	5.00	12-1-2031	1,615,000	1,864,308

				32,721,019

11

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Kansas : 0.70%

Health Revenue : 0.09%
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00%	5-15-2026	$1,105,000	$1,132,426
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2028	1,220,000	1,247,706

				2,380,132

Housing Revenue : 0.20%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	5,000,000	5,003,800

Tax Revenue : 0.41%
Wyandotte County & Kansas City KS Special Obligation Refunding Bond & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	725,000	669,190
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	24,725,000	9,800,496

				10,469,686

				17,853,618

Kentucky : 1.52%

Education Revenue : 0.15%
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	3.00	12-1-2024	3,795,000	3,723,237

Health Revenue : 0.24%
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	3.35	11-15-2020	335,000	330,360
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00	11-15-2025	1,500,000	1,433,355
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) ¤	0.00	10-1-2022	1,000,000	948,920
Louisville & Jefferson County KY Metro Health System Revenue Norton Healthcare Incorporate Series C	5.00	10-1-2047	3,000,000	3,405,570

				6,118,205

Utilities Revenue : 1.13%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	3,755,000	3,910,307
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	14,725,000	14,738,400
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	4,605,000	4,794,312
Kentucky Public Energy Authority Gas Supply Series C1	4.00	2-1-2050	5,000,000	5,247,050

				28,690,069

				38,531,511

Louisiana : 0.83%

Airport Revenue : 0.20%
New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,133,560
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bond Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2031	1,250,000	1,498,250

12

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport Revenue (continued)
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bond Consolidated Rental Car Project (AGM Insured)	5.00%	1-1-2032	$2,000,000	$2,391,240

				5,023,050

Education Revenue : 0.28%
Louisiana Public Facilities Authority Loyola University Project Series 2011	5.25	10-1-2025	2,815,000	2,921,041
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2020	1,000,000	990,010
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2021	1,950,000	1,890,233
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2022	1,500,000	1,391,805

				7,193,089

Industrial Development Revenue : 0.22%
St. John the Baptist Parish Louisiana Series A	2.20	6-1-2037	7,000,000	5,630,730

Miscellaneous Revenue : 0.05%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,500,000	1,193,505

Water & Sewer Revenue : 0.08%
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bond (BAM Insured)	3.00	9-1-2023	250,000	262,033
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bond (BAM Insured)	5.00	9-1-2021	550,000	577,775
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bond (BAM Insured)	5.00	9-1-2024	460,000	526,484
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bond (BAM Insured)	5.00	9-1-2025	510,000	597,440

				1,963,732

				21,004,106

Maryland : 3.31%

Education Revenue : 0.10%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2015 144A	5.25	8-1-2022	1,285,000	1,293,070
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,335,000	1,335,908

				2,628,978

GO Revenue : 0.56%
Prince George’s County MD Consolidated Public Improvement Bond Series C	4.00	8-1-2028	12,960,000	14,078,318

Health Revenue : 0.16%
Rockville MD Mayor & Council Economic Development Ingleside King Farm Project #45 Series C-3	2.50	11-1-2024	4,000,000	4,000,000

Housing Revenue : 2.05%
Maryland CDA Department of Housing & Community Multifamily Development Headen House Series B	2.45	3-1-2021	19,500,000	19,571,760
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	5,000,000	5,015,200
Maryland Community Development Department Housing Rosemont Tower LLC Series F (FHA/GNMA Insured)	2.01	11-1-2021	18,500,000	18,471,880

13

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Maryland State Administration Department of Housing & Community Development Park View at Taylor Series D	2.45%	4-1-2021	$8,820,000	$8,852,899

				51,911,739

Tax Revenue : 0.40%
Maryland State Department of Transportation	4.00	12-15-2027	9,260,000	10,137,663

Water & Sewer Revenue : 0.04%
Baltimore MD Series A (National Insured)	5.65	7-1-2020	1,100,000	1,112,133

				83,868,831

Massachusetts : 4.99%

Education Revenue : 1.31%
Lowell MA Collegiate Charter School Revenue	4.00	6-15-2024	320,000	312,125
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2029	490,000	491,259
Massachusetts Development Finance Agency Harvard University Series A	5.00	7-15-2033	22,560,000	26,928,970
Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00	4-15-2025	1,000,000	1,066,470
Massachusetts Educational Financing Authority AMT Issue I Series B	5.70	1-1-2031	1,625,000	1,627,031
Massachusetts Educational Financing Authority Series B	5.00	7-1-2023	2,460,000	2,714,979

				33,140,834

Health Revenue : 1.39%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	1,095,000	1,065,457
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	5.21	7-1-2038	14,870,000	14,698,995
Massachusetts Devolopment Finance Agency Revenue Massachusetts General Brigham Series A1	5.00	7-1-2050	15,000,000	19,582,650

				35,347,102

Miscellaneous Revenue : 1.92%
Massachusetts Series A (3 Month LIBOR +0.55%) ±	1.73	11-1-2025	15,800,000	15,653,850
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2031	10,000,000	10,973,800
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2032	10,000,000	10,965,000
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2033	10,000,000	10,956,300

				48,548,950

Tax Revenue : 0.37%
Massachusetts Bay Transportation Authority Assessment Bonds Series A	4.00	7-1-2037	9,000,000	9,380,700

				126,417,586

Michigan : 2.68%

Airport Revenue : 0.04%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C	5.00	12-1-2022	1,000,000	1,023,690
Education Revenue : 0.01%
Michigan Finance Authority Limited Obligation Revenue Refunding Bond Public School Academy Cesar Chavez Academy Project	3.25	2-1-2024	400,000	385,708
GO Revenue : 0.41%
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	351,075
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,249,332

14

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Forest Hills MI Public Schools	5.00%	5-1-2020	$1,600,000	$1,605,024
Forest Hills MI Public Schools	5.00	5-1-2021	1,600,000	1,667,184
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,040,780
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	657,037
Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,525,226
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,113,847
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,102,630

				10,312,135

Health Revenue : 0.21%
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	4,800,000	5,239,536

Housing Revenue : 0.36%
Michigan Housing Development Authority Series E (3 Month LIBOR +1.00%) ±	2.34	4-1-2042	9,065,000	9,114,132

Miscellaneous Revenue : 0.71%
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.40	10-1-2020	500,000	503,395
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.60	10-1-2021	500,000	510,960
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	520,070
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,642,975
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	5,015,000	5,523,972
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2028	865,000	1,097,278
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,908,030
Michigan Finance Authority Series H-1	5.00	10-1-2021	1,565,000	1,592,575
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.13	5-1-2020	500,000	501,705
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	1,900,000	1,901,387
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	1,385,000	1,387,355

				18,089,702

Tax Revenue : 0.13%
Michigan Finance Authority Series 2014B	5.00	7-1-2032	3,000,000	3,306,420

Water & Sewer Revenue : 0.81%
Detroit MI Water & Sewage Department Series A	5.00	7-1-2022	1,000,000	1,078,180
Michigan Financial Authority Great Lakes Water Authority Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,416,910
Michigan Financial Authority Local Government Loan Program Series C7 (National Insured)	5.00	7-1-2022	2,000,000	2,150,820
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2022	2,700,000	2,926,098
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,238,280
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2022	2,080,000	2,236,853
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2023	3,670,000	4,062,690
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2024	2,130,000	2,424,132

				20,533,963

				68,005,286

15

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Minnesota : 0.37%

Education Revenue : 0.10%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00%	7-1-2023	$260,000	$259,987
Minneapolis MN Charter School Lease Revenue Northeast College Preparatory Project	5.00	7-1-2040	875,000	785,426
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	4.75	9-1-2022	490,000	496,208
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	1,000,000	1,032,020

				2,573,641

Health Revenue : 0.27%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	5,500,000	5,397,370
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25	11-15-2028	1,505,000	1,542,670

				6,940,040

				9,513,681

Mississippi : 0.34%

Health Revenue : 0.34%
Mississippi HFFA Baptist Health System Series A (SIFMA Municipal Swap +1.30%) ±	6.01	8-15-2036	5,000,000	5,001,100
Mississippi Hospital Equipment and Facilities Authority Revenue North Mississippi Health Services Series li	5.00	10-1-2040	2,930,000	3,520,688

				8,521,788

Missouri : 1.01%

Education Revenue : 0.19%
Missouri State HEFAR Webster University Project	5.00	4-1-2022	500,000	513,955
Missouri State HEFAR Webster University Project	5.00	4-1-2023	450,000	467,748
Missouri State HEFAR Webster University Project	5.00	4-1-2024	2,820,000	2,959,336
Missouri State HEFAR Webster University Project	5.00	4-1-2025	350,000	370,423
Missouri State HEFAR Webster University Project	5.00	4-1-2026	500,000	530,530

				4,841,992

Health Revenue : 0.04%
Lees Summit MO IDA Senior Living Facilities Revenue Series A	5.00	8-15-2020	1,075,000	1,077,032

Miscellaneous Revenue : 0.53%
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2021	1,055,000	1,041,517
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	349,734
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	745,778
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2028	3,000,000	3,506,490
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2030	2,000,000	2,343,500
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2021	930,000	947,856
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2022	970,000	1,006,424
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,054,985
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,092,470

16

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00%	3-1-2025	$1,105,000	$1,221,854

				13,310,608

Tax Revenue : 0.11%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	920,000	893,384
Lees Summit MO Summit Fair Project Series 2017 144A	3.50	11-1-2023	470,000	453,475
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,360,000	1,322,872

				2,669,731

Water & Sewer Revenue : 0.14%
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2021	575,000	591,807
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2023	805,000	888,543
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	952,277
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2027	700,000	864,675
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	347,498

				3,644,800

				25,544,163

Nebraska : 0.62%

Utilities Revenue : 0.62%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	6,340,000	6,622,701
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2025	3,290,000	3,659,237
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	4,238,438
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,143,800

				15,664,176

Nevada : 0.06%

Tax Revenue : 0.06%
Sparks NV Tourism Improvement District #1 Senior Revenue Refunding Bond Sales Tax Anticipation Notes 144A	2.50	6-15-2024	1,460,000	1,410,024

New Hampshire : 0.36%

Health Revenue : 0.26%
New Hampshire Covenant Health Systems Series B	5.00	7-1-2028	6,400,000	6,450,624

Housing Revenue : 0.10%
National Finance Authority NH Municipal Certificates Series 2020-1 Class A	4.13	1-20-2034	2,494,591	2,636,957

				9,087,581

New Jersey : 4.55%

Airport Revenue : 0.49%
New Jersey EDA Refunding Bond Port Newark Container	5.00	10-1-2025	2,750,000	2,993,375
New Jersey EDA Refunding Bond Port Newark Container	5.00	10-1-2026	2,130,000	2,342,808
New Jersey EDA Refunding Bond Port Newark Container	5.00	10-1-2027	1,675,000	1,856,888
South Jersey NJ Port Corporation Marine Terminal Series R	4.00	1-1-2022	1,600,000	1,650,176
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,742,206
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,851,325

				12,436,778

17

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Education Revenue : 0.30%
New Jersey Higher Education Student Assistance Authority Series 2014-1A-1	5.00%	12-1-2021	$2,250,000	$2,376,203
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2020	2,250,000	2,301,323
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2021	2,815,000	2,972,893

				7,650,419

GO Revenue : 0.01%
Paterson NJ General Improvement (AGM Insured)	5.00	6-15-2020	400,000	400,980

Housing Revenue : 0.40%
New Jersey Housing & Mortgage Finance Agency Multifamily Series C	2.41	10-1-2021	10,000,000	10,044,100

Industrial Development Revenue : 0.11%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	355,000	299,144
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2020	500,000	502,480
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2021	585,000	593,600
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2021	900,000	921,672
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	400,000	419,848

				2,736,744

Miscellaneous Revenue : 1.22%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	8,450,000	8,115,718
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.38	7-1-2030	9,705,000	9,459,075
New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE	5.50	9-1-2021	2,025,000	2,107,296
New Jersey EDA School Facilities Construction Project Series EE	5.25	9-1-2025	1,800,000	1,856,178
New Jersey EDA School Facilities Construction Project Series K (Ambac Insured)	5.25	12-15-2020	3,000,000	3,053,610
New Jersey EDA School Facilities Construction Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,755,330
New Jersey EDA School Facilities Construction Refunding Bond Project Series I (SIFMA Municipal Swap +1.25%) ±	5.96	9-1-2025	4,500,000	4,495,815

				30,843,022

Tax Revenue : 0.28%
Gardens NJ Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	6,239,550
New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE	5.50	9-1-2021	750,000	769,088

				7,008,638

Transportation Revenue : 1.52%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	12,000,000	10,012,560
New Jersey TTFA Series A	5.00	6-15-2022	4,815,000	5,040,486
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,082,590
New Jersey TTFA Series A	5.00	12-15-2028	1,500,000	1,660,500
New Jersey TTFA Series A	5.25	12-15-2020	1,900,000	1,933,953
New Jersey TTFA Series A	5.25	6-15-2022	2,785,000	2,923,693
New Jersey TTFA Series AA	5.00	6-15-2023	4,665,000	4,913,551
New Jersey TTFA Series AA	5.00	6-15-2023	1,350,000	1,400,234
New Jersey TTFA Series B	5.00	6-15-2020	2,150,000	2,159,976
New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	7,383,586

				38,511,129

Water & Sewer Revenue : 0.22%
New Jersey EDA	2.20	10-1-2039	5,500,000	5,527,775

				115,159,585

18

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Mexico : 0.29%

Utilities Revenue : 0.29%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bond and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00%	11-1-2039	$6,660,000	$7,256,137

New York : 5.75%

Airport Revenue : 1.46%
Port Authority of New York & New Jersey Consolidated Bonds Series 172	5.00	10-1-2027	5,000,000	5,314,450
Port Authority of New York & New Jersey Consolidated Bonds Series 185	5.00	9-1-2028	5,000,000	5,618,050
Port Authority of New York & New Jersey Consolidated Bonds Series 207	5.00	9-15-2027	21,270,000	26,152,316

				37,084,816

Education Revenue : 0.36%
Albany NY IDA Foundation State University Project Series A ø	4.50	7-1-2032	2,520,000	2,520,000
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A	3.88	4-15-2023	610,000	601,155
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	2,922,480
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,529,868
New York NY IDA Civic Facility Stars Churchill School Center Project (AGC Insured) ø	2.25	10-1-2029	1,425,000	1,421,138

				8,994,641

Health Revenue : 0.70%
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (FHA Insured)	4.20	8-15-2025	7,195,000	7,212,268
New York Dormitory Authority Non-State Supported Debt Northwell Health Obligated Group	5.00	5-1-2048	6,000,000	7,125,840
New York Dormitory Authority Revenues Non-State Supported Debit Montefiore Obligation Group Series A	5.00	9-1-2029	1,350,000	1,706,697
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	9-1-2028	1,400,000	1,738,996

				17,783,801

Housing Revenue : 0.19%
East Rochester NY Housing Authority Home Good Sheperd Project Series A (Citizens Bank LOC) ø	4.90	12-1-2036	2,420,000	2,420,000
New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	2,250,000	2,263,388

				4,683,388

Industrial Development Revenue : 0.51%
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	2,000,000	1,906,460
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	11,030,000	11,067,392

				12,973,852

Tobacco Revenue : 0.02%
Suffolk County NY Tobacco Asset Securitization Corporation	5.00	6-1-2020	625,000	626,769

Transportation Revenue : 2.04%
Metropolitan Transportacion Authority NY Revenue Various Refunding Bond Transportation Subordinated Series G3 (SIFMA Municipal Swap +0.43%) ±	5.14	11-1-2031	20,000,000	19,960,400

19

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Transportation Revenue (continued)
New York Metropolitan Transportation Authority Subordinate Bond Series D (1 Month LIBOR +0.65%) ±	1.71%	11-1-2035	$17,235,000	$17,226,727
New York Triborough Bridge & Tunnel Authority Series B (U.S. SOFR +0.50%) ±	0.51	11-15-2038	14,500,000	14,457,950

				51,645,077

Water & Sewer Revenue : 0.47%
New York NY Municipal Water & Sewer System Finance Authority Series FF-2	4.00	6-15-2037	1,180,000	1,360,245
New York NY Municipal Water Finance Authority Water & Sewer System 2nd General Resolution Bonds Fiscal 2014 Subordinate Bond Series AA-6 (Mizuho Bank Limited SPA) ø	0.75	6-15-2048	10,475,000	10,475,000

				11,835,245

				145,627,589

North Carolina : 0.75%

Housing Revenue : 0.72%
Wake County NC Housing Authority Sunnybrook Pointe Apartments	1.45	12-1-2020	18,100,000	18,095,656

Industrial Development Revenue : 0.03%
Columbus County NC Industrial Facilities and PCFA Refunding Bond Recovery Zone Facility International Paper Company Project	2.00	11-1-2033	850,000	833,094

				18,928,750

North Dakota : 0.49%

GO Revenue : 0.49%
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2025	960,000	1,127,126
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2026	1,115,000	1,339,661
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2027	1,170,000	1,435,719
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2028	1,225,000	1,532,157
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2029	1,290,000	1,608,514
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2030	1,355,000	1,683,371
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2031	1,420,000	1,756,284
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2032	1,490,000	1,837,215

				12,320,047

				12,320,047

Ohio : 1.86%

Education Revenue : 0.08%
Portage County OH Port Authority Northeast Ohio Medical University Project	5.00	12-1-2026	1,980,000	2,055,200

Health Revenue : 0.60%
Akron OH Bath and Copley Joint Township Hospital District	5.00	1-1-2031	2,000,000	2,132,780
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	2,500,000	2,665,900
Hamilton County OH Healthcare Series 2017	3.00	1-1-2022	465,000	455,905
Montgomery County OH Hospital Refunding Bond Facilities Premier Health Partners	5.00	11-15-2033	4,000,000	4,273,240

20

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Montgomery County OH Hospital Refunding Bond Facilities Premier Health Partners	5.00%	11-15-2034	$5,460,000	$5,790,221

				15,318,046

Housing Revenue : 0.58%
Ohio HFA MFHR Chadwick Place & Union Square Apartments	1.60	1-1-2022	3,130,000	3,129,218
Ohio HFA MFHR Terrace Towers Apartments Project	1.45	6-1-2022	11,525,000	11,504,140

				14,633,358

Resource Recovery Revenue : 0.19%
Ohio Air Quality Development Authority Revenue Refunding Bond AMT American Electric Power Company	2.10	12-1-2027	4,930,000	4,755,872

Utilities Revenue : 0.14%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	4,000,000	3,666,280

Water & Sewer Revenue : 0.27%
Columbus OH Sewerage System	5.00	6-1-2031	5,825,000	6,747,971

				47,176,727

Oklahoma : 0.67%

Education Revenue : 0.21%
Oklahoma Development Finance Authority Revenue Refunding Bond Oklahoma City University Project	5.00	8-1-2025	925,000	1,021,653
Oklahoma Development Finance Authority Revenue Refunding Bond Oklahoma City University Project	5.00	8-1-2026	975,000	1,088,061
Oklahoma Development Finance Authority Revenue Refunding Bond Oklahoma City University Project	5.00	8-1-2027	1,370,000	1,544,017
Oklahoma Development Finance Authority Revenue Refunding Bond Oklahoma City University Project	5.00	8-1-2028	715,000	811,697
Oklahoma Development Finance Authority Revenue Refunding Bond Oklahoma City University Project	5.00	8-1-2029	755,000	859,575

				5,325,003

Miscellaneous Revenue : 0.28%
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2028	2,500,000	2,863,425
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2024	890,000	1,011,298
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2025	855,000	992,937
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2026	1,810,000	2,139,004

				7,006,664

Tax Revenue : 0.18%
Tulsa OK Public Facilities Authority Capital Improvements	4.00	10-1-2027	4,050,000	4,683,177

				17,014,844

Oregon : 0.41%

Health Revenue : 0.41%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bond Adventist Health System/West	5.00	3-1-2040	9,500,000	10,496,360

21

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Other : 0.14%

Miscellaneous Revenue : 0.14%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A	1.60%	8-15-2051	$3,060,214	$3,070,894
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	380,393	385,338

				3,456,232

Pennsylvania : 5.91%

Education Revenue : 0.65%
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	1,910,000	1,941,897
Chester County PA IDA Collegium Charter School Project Series A	3.70	10-15-2022	1,150,000	1,124,401
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program	2.00	11-1-2035	3,000,000	3,000,000
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2022	1,575,000	1,660,696
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,555,000	1,674,486
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	1,960,000	1,959,334
Philadelphia PA IDA Charter School Project Series A	4.50	8-1-2026	3,005,000	3,053,110
Philadelphia PA IDA for Independence Charter School	4.00	6-15-2029	350,000	329,098
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	520,000	536,401
Philadelphia PA IDA University of the Arts Series 2017 144A	5.00	3-15-2021	1,205,000	1,209,748

				16,489,171

GO Revenue : 1.60%
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2022	340,000	371,130
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2023	1,025,000	1,151,680
Armstrong PA School District Refunding Bond Series A (BAM Insured)	5.00	3-15-2027	745,000	912,208
Armstrong PA School District Refunding Bond Series A (BAM Insured)	5.00	3-15-2028	1,120,000	1,399,989
Armstrong PA School District Refunding Bond Series A (BAM Insured)	5.00	3-15-2029	920,000	1,169,366
Armstrong PA School District Refunding Bond Series A (BAM Insured)	5.00	3-15-2030	1,800,000	2,281,122
Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,759,459
Philadelphia PA School District Series B	3.13	9-1-2020	200,000	201,550
Philadelphia PA School District Series D	5.00	9-1-2021	2,000,000	2,105,060
Philadelphia PA School District Series D	5.00	9-1-2022	3,565,000	3,878,542
Philadelphia PA School District Series E	5.25	9-1-2022	2,995,000	3,040,734
Philadelphia PA School District Series E	5.25	9-1-2023	5,770,000	5,858,108
Philadelphia PA School District Series F	5.00	9-1-2022	5,000,000	5,439,750
Scranton PA School District Series A	5.00	6-1-2024	750,000	844,898
Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,154,140
Scranton PA School District Series B (National Insured)	5.00	6-1-2024	665,000	749,142
Scranton PA School District Series B (National Insured)	5.00	6-1-2025	710,000	819,439
Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,467,153

				40,603,470

Health Revenue : 0.59%
Berks County PA Municipal Authority Revenue Tower Health Project Series B 3	5.00	2-1-2040	6,000,000	6,671,340
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2031	750,000	855,593
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2032	1,390,000	1,575,037
Fulton County PA IDA Medical Center Project	2.40	7-1-2020	810,000	810,348
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	5.43	9-1-2051	3,500,000	3,499,720
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	1,500,000	1,466,145

				14,878,183

Housing Revenue : 0.55%
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	1,785,000	1,927,657

22

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Pennsylvania HFA Special Limited Obligation MFHR Development Episcopal House	1.38%	12-1-2022	$12,000,000	$11,970,360

				13,898,017

Industrial Development Revenue : 0.78%
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	8,500,000	8,528,135
Montgomery County PA IDA Peco Energy Company Project Series B	2.55	6-1-2029	10,340,000	10,351,167
Pennsylvania State Economic Development Financial Authority Solid Waste Disposal CarbonLite P LLC Project 144A	5.25	6-1-2026	1,000,000	949,600

				19,828,902

Miscellaneous Revenue : 0.68%
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	11,885,000	14,884,180
Delaware Valley PA Regional Finance Authority Local Government Series B (Ambac Insured)	5.70	7-1-2027	1,780,000	2,211,436
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	125,000	164,464

				17,260,080

Transportation Revenue : 0.53%
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	657,290
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2028	590,000	675,497
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	467,794
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	482,932
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	497,631
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	518,783
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	5.98	12-1-2020	10,000,000	9,985,200

				13,285,127

Water & Sewer Revenue : 0.53%
Luzerne County PA IDA Revenue Refunding Bond AMT Pennsylvania American Water Company Project	2.45	12-1-2039	3,250,000	3,426,735
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	1.77	9-1-2040	10,000,000	10,001,000

				13,427,735

				149,670,685

Rhode Island : 0.08%

Housing Revenue : 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,051

Miscellaneous Revenue : 0.08%
Providence RI RDA Series A	5.00	4-1-2022	1,940,000	2,003,981

				2,019,032

South Carolina : 0.63%

Education Revenue : 0.02%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	575,000	581,440

Health Revenue : 0.28%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	7.25	5-1-2048	7,000,000	7,000,000

23

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.20%
Berkeley County SC Assessment Revenue Bonds Nexton Improvement District	4.00%	11-1-2030	$425,000	$383,881
Lee County SC School Facilities Incorporated (AGM Insured)	2.00	6-1-2020	185,000	185,176
Lee County SC School Facilities Incorporated (AGM Insured)	4.00	12-1-2020	375,000	381,390
South Carolina Transportation Infrastructure Refunding Bond Series A	5.00	10-1-2032	4,025,000	4,256,236

				5,206,683

Resource Recovery Revenue : 0.13%
South Carolina Jobs EDA	8.00	12-6-2029	260,000	239,301
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A	5.25	2-1-2027	3,310,000	3,034,774

				3,274,075

				16,062,198

South Dakota : 0.34%

Health Revenue : 0.34%
South Dakota HEFA Avera Health Series A	5.00	7-1-2033	7,675,000	8,606,668

Tennessee : 0.78%

Resource Recovery Revenue : 0.16%
Lewisburg TN Industrial Development Board Waste Management Project	1.10	7-2-2035	4,000,000	3,996,880

Utilities Revenue : 0.62%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	2,125,000	2,208,555
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	12,140,000	12,435,488
Tennessee Energy Acquisition Corporation Series B	5.63	9-1-2026	925,000	1,055,314

				15,699,357

				19,696,237

Texas : 11.40%

Airport Revenue : 1.60%
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2032	9,175,000	9,524,109
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2037	22,000,000	22,816,200
Dallas Fort Worth TX International Airport Refunding Bond AMT Series A	5.00	11-1-2032	3,125,000	3,372,063
Dallas Fort Worth TX International Airport Refunding Bond AMT Series E	5.00	11-1-2032	1,970,000	2,011,075
Houston TX Airport System Subordinate Refunding Bond AMT Series A	5.00	7-1-2031	2,750,000	2,899,188

				40,622,635

Education Revenue : 1.22%
Alamo TX Community College District Various Financing System	1.70	11-1-2042	4,300,000	4,302,967
Arlington TX Higher Education Finance Corporate Education Series A	4.00	6-15-2026	530,000	514,651
Austin TX Community College District Series A	4.00	2-1-2023	320,000	344,077
Clifton TX Higher Education Finance Corporation Education Revenue International Leadership Texas Series A	6.00	3-1-2029	1,000,000	1,068,020
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	8,905,000	9,259,330
Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	7,033,019

24

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00%	12-1-2025	$2,835,000	$2,904,769
New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center 144A	3.38	8-15-2021	1,070,000	1,048,322
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63	8-15-2025	1,360,000	1,421,771
Texas PFA Southern University Financing System (BAM Insured)	5.00	11-1-2020	1,715,000	1,748,734
Texas PFA Southern University Financing System (BAM Insured)	5.00	11-1-2021	1,275,000	1,341,963

				30,987,623

GO Revenue : 5.11%
Boerne TX Independent School District Refunding Bond	5.00	2-1-2026	1,335,000	1,610,784
Boerne TX Independent School District Refunding Bond	5.00	2-1-2027	1,955,000	2,417,045
Boerne TX Independent School District Refunding Bond	5.00	2-1-2028	1,525,000	1,928,164
Boerne TX Independent School District Refunding Bond	5.00	2-1-2029	1,530,000	1,975,031
Brazosporight TX Independent School District School Building Series A	4.00	2-15-2029	2,355,000	2,726,807
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	6,355,000	6,400,057
Denton TX Independent School District Refunding Bond Series B	5.00	8-15-2032	5,000,000	5,414,850
Grapevine Colleyville TX Independent School Building	5.00	8-15-2034	2,890,000	3,383,439
Grapevine Colleyville TX Independent School Building	5.00	8-15-2035	1,600,000	1,869,600
Houston TX Public Improvement Refunding Bond Series A	4.00	3-1-2031	10,110,000	10,989,036
Katy TX Independent School District Series 2016A	5.00	2-15-2023	1,415,000	1,565,952
Leander TX Independent School District CAB Bonds Series 2014C ¤	0.00	8-15-2035	2,975,000	1,599,420
Northside TX Independent School District Building Bond Series 2018	2.75	8-1-2048	11,275,000	11,766,365
Northwest TX Independent School District Refunding Bonds	5.00	2-15-2032	1,750,000	2,027,025
Pearland TX Permanent Improvement Series 2015	5.00	3-1-2021	1,000,000	1,035,080
San Antonio TX General Improvement	4.00	8-1-2032	7,360,000	8,604,282
Texas State College Student Loan	4.00	8-1-2032	1,500,000	1,756,965
Texas Transportation Commission Mobility Fund Refunding Bond Series A	5.00	10-1-2030	40,760,000	47,506,595
Texas Transportation Commission Mobility Fund Series B (SIFMA Municipal Swap +0.30%) ±	5.01	10-1-2041	15,000,000	14,784,300

				129,360,797

Health Revenue : 0.25%
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2021	560,000	554,820
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2024	1,000,000	1,154,140
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2026	2,000,000	2,429,440
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2020	680,000	680,592
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2023	1,570,000	1,567,017

				6,386,009

Housing Revenue : 0.15%
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project	5.38	4-1-2028	1,845,000	1,957,379
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2020	185,000	185,000
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2021	310,000	315,875
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2022	870,000	886,730
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	5.00	4-1-2025	480,000	514,574

				3,859,558

Industrial Development Revenue : 0.45%
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2021	500,000	502,000

25

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue (continued)
Houston TX Airport System Refunding Bond United Airlines Incorporated Terminal E Project	4.50%	7-1-2020	$8,150,000	$8,148,941
Houston TX Airport System Revenue AMT Series B2	5.00	7-15-2020	2,750,000	2,749,588

				11,400,529

Miscellaneous Revenue : 0.45%
Lewisville TX Combination Contract Revenue Special Assessment Bonds Utility System 144A	8.00	9-1-2039	1,895,000	1,959,866
Lewisville TX Combination Contract Revenue Special Assessment Bonds Utility System 144A	8.00	9-1-2039	1,775,000	1,835,758
Lower Colorado River Authority Texas Transmission Contract LCRA Transmission Services Corporation	5.00	5-15-2028	1,650,000	1,874,978
Texas Transportation Commission Highway Improvement	5.00	4-1-2027	3,010,000	3,482,480
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (National/FHA Insured)	7.65	7-1-2022	2,125,000	2,299,441

				11,452,523

Resource Recovery Revenue : 0.63%
Mission TX Economic Development Corporation Republic Services Incorporated Project	1.12	1-1-2026	5,000,000	4,999,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	7.50	11-1-2040	11,000,000	11,000,000

				15,999,000

Transportation Revenue : 0.34%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2021	1,000,000	1,027,480
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2023	500,000	527,760
Texas Private Activity Bond Surface Transportation Corporation Senior Lien LBJ Infrastructure Group LLC	7.00	6-30-2040	1,250,000	1,259,113
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bond Notes Mobility	5.00	12-31-2032	2,000,000	2,271,580
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bond Notes Mobility	5.00	12-31-2033	3,000,000	3,400,590

				8,486,523

Utilities Revenue : 0.41%
San Antonio TX Electric & Gas Revenue Various Refunding Bond Junior Lien	1.75	2-1-2049	4,250,000	4,247,110
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	6,000,000	6,141,660

				10,388,770

Water & Sewer Revenue : 0.79%
Dallas TX Waterworks Refunding Bond Series A	5.00	10-1-2029	16,225,000	19,883,251

				288,827,218

Utah : 0.21%

Airport Revenue : 0.16%
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,179,350
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,500,000	2,926,875

				4,106,225

Education Revenue : 0.05%
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	1,215,000	1,161,965

				5,268,190

26

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Vermont : 0.48%

Education Revenue : 0.40%
Vermont Student Assistance Corporation Series A	5.00%	6-15-2021	$1,800,000	$1,870,902
Vermont Student Assistance Corporation Series A	5.00	6-15-2022	550,000	588,214
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,316,844
Vermont Student Assistance Corporation Series B (1 Month LIBOR +1.00%) ±	2.58	6-2-2042	6,570,309	6,521,491

				10,297,451

Housing Revenue : 0.08%
Vermont Housing Finance Agency Multiple Purpose Series A (GNMA/FNMA/FHLMC Insured)	3.75	11-1-2050	1,815,000	1,967,750

				12,265,201

Virginia : 2.37%

Health Revenue : 0.03%
Roanoke VA Economic Development Authority Residential Care Facility Revenue Richfield Living	4.30	9-1-2030	770,000	714,198

Miscellaneous Revenue : 0.28%
Westmoreland County VA IDA Lease BAN High School Project	2.00	6-1-2022	7,000,000	7,091,070

Transportation Revenue : 1.14%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	20,000,000	21,741,200
Toll Road Investors Partnership II LP Series 1999B 144A¤	0.00	2-15-2029	10,000,000	7,268,770

				29,009,970

Utilities Revenue : 0.92%
Chesapeake VA EDA Poll Control Electric & Power Company Series 2008A	1.90	2-1-2032	4,250,000	4,350,300
Louisa VA Electric and Power IDA Series 2008B	2.15	11-1-2035	19,050,000	19,011,329

				23,361,629

				60,176,867

Washington : 1.87%

Airport Revenue : 0.08%
Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00	5-1-2036	1,710,000	1,983,839

Education Revenue : 0.42%
University of Washington Series A	5.00	5-1-2048	10,000,000	10,578,800

GO Revenue : 0.23%
Washington State Refunding Bond Motor Vehicle Fuel Tax	5.00	6-1-2027	1,120,000	1,345,680
Washington State Refunding Bond Motor Vehicle Fuel Tax	5.00	6-1-2028	1,500,000	1,843,590
Washington State Refunding Bond Motor Vehicle Fuel Tax	5.00	6-1-2029	1,000,000	1,254,690
Washington State Refunding Bond Motor Vehicle Fuel Tax	5.00	6-1-2030	1,150,000	1,465,491

				5,909,451

Health Revenue : 0.83%
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	6.11	1-1-2035	11,000,000	11,452,760
Washington Health Care Facilities Authority Commonspirit Health Series B3	5.00	8-1-2049	3,000,000	3,511,050

27

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	1.72%	1-1-2042	$6,050,000	$6,074,019

				21,037,829

Housing Revenue : 0.21%
Snohomish County WA Housing Authority	5.00	4-1-2027	1,130,000	1,353,571
Snohomish County WA Housing Authority	5.00	4-1-2028	1,610,000	1,961,817
Snohomish County WA Housing Authority	5.00	4-1-2029	1,690,000	2,089,550

				5,404,938

Resource Recovery Revenue : 0.10%
Washington State EDFA Waste Management 144A	2.13	6-1-2020	2,500,000	2,502,125

				47,416,982

West Virginia : 0.44%

Miscellaneous Revenue : 0.09%
Roane County WV Building Commission Lease BAN Roane General Hospital	2.55	11-1-2021	2,250,000	2,257,245

Tax Revenue : 0.13%
Monongalia County WV Commission Special District University Town Center Series A 144A	4.50	6-1-2027	3,295,000	3,317,999

Utilities Revenue : 0.22%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	5,450,000	5,535,729

				11,110,973

Wisconsin : 3.76%

Airport Revenue : 0.07%
Wisconsin PFA Airport Series C	5.00	7-1-2022	1,605,000	1,638,641

Education Revenue : 0.23%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	1,085,000	1,023,958
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	830,000	859,042
PFA Wisconsin Charter School Revenue American Preparatory Academy 144A	4.00	7-15-2029	650,000	591,741
PFA Wisconsin Education Revenue Corvian Community School Series A 144A	4.00	6-15-2029	965,000	893,108
Pine Lake WI PFA Preparatory Series 2015 144A	4.35	3-1-2025	1,805,000	1,789,206
Wisconsin PFA Roseman University of Health Sciences Project Series 2012	5.00	4-1-2022	630,000	637,497

				5,794,552

GO Revenue : 1.00%
Eau Claire WI Area School District Refunding Bond	5.00	4-1-2022	1,245,000	1,337,304
Eau Claire WI Area School District Refunding Bond	5.00	4-1-2023	1,860,000	2,062,201
Eau Claire WI Area School District Refunding Bond	5.00	4-1-2024	1,000,000	1,143,430
Wisconsin State Series B	5.00	5-1-2031	12,230,000	14,861,651
Wisconsin State Series B	5.00	5-1-2034	5,000,000	5,900,550

				25,305,136

Health Revenue : 0.86%
Wisconsin HEFA Bellin Memorial Hospital Series 2015	3.00	12-1-2020	745,000	753,433
Wisconsin HEFA Bellin Memorial Hospital Series 2015	5.00	12-1-2022	755,000	824,830
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2027	1,145,000	1,396,408
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	600,000	744,558

28

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Wisconsin HEFA Health Care Series 2010A		5.00%	6-1-2030	$9,330,000	$9,378,609
Wisconsin HEFA St. Camillus Health System Incorporated		5.00	11-1-2027	375,000	386,430
Wisconsin HEFA St. Camillus Health System Incorporated		5.00	11-1-2028	470,000	483,860
Wisconsin HEFA Temps 50 St. Camillus Health System Incorporated		2.25	11-1-2026	4,000,000	3,753,320
Wisconsin PFA Bancroft Neurohealth Project Series A 144A		4.00	6-1-2020	635,000	634,441
Wisconsin PFA Bancroft Neurohealth Project Series A 144A		4.00	6-1-2021	1,370,000	1,361,794
Wisconsin HEFA Ascension Health Credit Group Series A		4.00	11-15-2034	2,000,000	2,163,580

					21,881,263

Miscellaneous Revenue : 0.22%
Monona WI Anticipation Notes Series D		3.63	9-1-2022	1,925,000	1,939,880
Wisconsin State Series 2		5.00	11-1-2029	3,000,000	3,647,490

					5,587,370

Tax Revenue : 1.06%
Wisconsin State General Fund Annual Appropriations Series A		5.00	5-1-2028	11,775,000	14,533,294
Wisconsin State General Fund Annual Appropriations Series A		5.00	5-1-2029	10,000,000	12,338,500

					26,871,794

Water & Sewer Revenue : 0.32%
Wisconsin Clean Water Refunding Bond Series 2012		5.00	6-1-2023	310,000	339,766
Wisconsin Clean Water Refunding Bond Series 2013		5.00	6-1-2024	2,285,000	2,552,985
Wisconsin Clean Water Refunding Bond Series 2015		5.00	6-1-2025	3,045,000	3,509,515
Wisconsin Clean Water Refunding Bond Series 2015		5.00	6-1-2026	1,525,000	1,757,639

					8,159,905

					95,238,661

Total Municipal Obligations (Cost $2,486,560,753)					2,503,543,199

Closed End Municipal Bond Fund Obligations: 0.57%
Nuveen California AMT-Free Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series A 1.88% 144A				14,400,000	14,400,000
Total Closed End Municipal Bond Fund Obligations (Cost $14,400,000)					14,400,000

Short-Term Investments : 0.65%

Commercial Paper : 0.59%
Baptist Memorial Health Care Corporation		8.50	4-1-2020	15,000,000	15,000,000

		Yield		Shares
Investment Companies : 0.06%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		3.70		1,421,082	1,421,224

Total Short-Term Investments (Cost $16,420,940)					16,421,224

Total investments in securities (Cost $2,517,381,693)	100.05%				2,534,364,423
Other assets and liabilities, net	(0.05)				(1,312,348)

Total net assets	100.00%				$2,533,052,075

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

29

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

30

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional, value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(30)	6-19-2020	(3,989,496)	(4,160,625)	$0	$(171,129)

					$0	$(171,129)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	836,527	574,905,058	(574,320,503)	1,421,082	$1,421,224	0.06%

Wells Fargo Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,503,543,199	$0	$2,503,543,199
Closed end municipal bond fund obligations	0	14,400,000	0	14,400,000
Short-term investments
Commercial paper	0	15,000,000	0	15,000,000
Investment companies	1,421,224	0	0	1,421,224

Total assets	$1,421,224	$2,532,943,199	$0	$2,534,364,423

Liabilities
Futures contracts	(171,129)	0	0	(171,129)

Total liabilities	$(171,129)	$0	$0	$(171,129)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.90%

Alabama : 2.68%

Health Revenue : 0.62%
Alabama Health Care Authority for Baptist Health Series B ø	4.70%	11-1-2042	$8,200,000	$8,200,000
Alabama Health Care Authority for Baptist Health Series B (AGC Insured) (m)	5.25	11-15-2037	1,725,000	1,725,000

				9,925,000

Utilities Revenue : 2.06%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	18,635,000	18,841,476
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	4,280,000	4,367,098
Black Belt Energy Gas District Project 4 Series A-1	4.00	6-1-2020	1,855,000	1,860,546
Black Belt Energy Gas District Project 4 Series A-1	4.00	6-1-2022	500,000	517,325
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	1.15	8-1-2037	7,000,000	7,000,000

				32,586,445

				42,511,445

Alaska : 0.13%

Health Revenue : 0.13%
Alaska Industrial Development & Export Authority Loan Anticipation Notes YKHC Project	3.50	12-1-2020	2,000,000	2,002,480

Arizona : 2.70%

Education Revenue : 0.05%
Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	790,000	787,077

Health Revenue : 1.56%
Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	4,244,305
Scottsdale AZ IDA Healthcare Series F (AGM Insured) (m)	8.00	9-1-2045	20,400,000	20,400,000

				24,644,305

Industrial Development Revenue : 1.09%
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	3,200,000	3,268,736
Phoenix AZ IDA Various Republic Services Incorporated Projects	1.10	12-1-2035	14,000,000	13,996,920

				17,265,656

				42,697,038

Arkansas : 0.87%

Housing Revenue : 0.87%
Arkansas Development Finance Authority Multifamily Housing Homes Project (Department of Housing and Urban Development Insured)	1.20	3-1-2024	6,000,000	5,947,980
Mizuho Floater/Residual Trust Various States Series 2020-MIZ9008 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	2.08	4-1-2025	7,860,000	7,860,000

				13,807,980

California : 7.04%

GO Revenue : 1.35%
California Refunding Bond Series A (SIFMA Municipal Swap +0.25%)±	2.08%	5-1-2033	$21,505,000	$21,418,980

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue : 2.71%
California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	5.50%	7-1-2041	$16,575,000	$16,575,000
California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	5.50	7-1-2040	15,025,000	15,025,000
Palomar CA Pomerado Health Care District Certificate of Participation Series A (AGM Insured) (m)	13.50	11-1-2036	9,625,000	9,625,000
Palomar CA Pomerado Health Care District Certificate of Participation Series B (AGM Insured) (m)	14.50	11-1-2036	950,000	950,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) (m)	14.50	11-1-2036	825,000	825,000

				43,000,000

Housing Revenue : 1.40%
California Municipal Finance Authority Housing Revenue Dino Papavero Apartments Project	1.50	6-1-2022	8,700,000	8,691,474
Mizuho Floater/Residual Trust Tender Option Bond (Mizuho Capital Markets LLC LIQ) 144Aø	2.18	10-1-2036	4,988,000	4,988,000
Mizuho Floater/Residual Trust Tender Option Bond (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	2.18	10-15-2037	8,500,000	8,500,000

				22,179,474

Miscellaneous Revenue : 1.58%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR +0.33%) ±	1.02	10-1-2047	5,000,000	4,971,050
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B-2 (1 Month LIBOR +0.20%) ±	0.89	10-1-2047	5,000,000	4,976,550
Deutsche Bank Spears/Lifers Tender Option Bond Trust Series DBE-8049 (Deutsche Bank LIQ) 144Aø	2.18	12-1-2052	15,000,000	15,000,000

				24,947,600

				111,546,054

Colorado : 0.43%

Health Revenue : 0.11%
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	4.00	1-1-2024	530,000	531,988
Denver CO Health & Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2020	1,175,000	1,201,966

				1,733,954

Tax Revenue : 0.04%
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	2.75	6-1-2020	545,000	544,079

Transportation Revenue : 0.28%
Colorado E-470 Public Highway Authority Series A (1 Month LIBOR +0.42%) ±	1.08	9-1-2039	4,500,000	4,493,745

				6,771,778

Connecticut : 0.90%

Education Revenue : 0.50%
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,000,000	6,948,340
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2021	545,000	573,607

2

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00%	11-15-2023	$440,000	$487,973

				8,009,920

Housing Revenue : 0.40%
Connecticut HFA Housing Mortgage Finance Program Series A	2.40	11-15-2020	980,000	985,958
Connecticut HFA Housing Mortgage Finance Program Series F	1.55	5-15-2020	800,000	800,216
Connecticut HFA Series 25	2.10	6-15-2020	930,000	930,614
Connecticut HFA Series 25	2.30	6-15-2021	950,000	955,434
Connecticut HFA Series 25	2.50	6-15-2022	840,000	851,197
Connecticut HFA Subordinate Bond Series E-3 (GNMA/FNMA/FHLMC Insured)	1.50	11-15-2047	1,805,000	1,805,144

				6,328,563

				14,338,483

Florida : 2.46%

Education Revenue : 0.05%
Florida HEFAR Florida Institute of Technology	5.00	10-1-2023	500,000	530,775
Florida HEFAR Florida Institute of Technology	5.00	10-1-2024	250,000	268,628

				799,403

GO Revenue : 0.18%
Indian River County FL School District Tax Anticipation Notes	2.25	4-30-2020	2,890,000	2,892,370

Health Revenue : 0.78%
Highlands County FL HFA Adventist Health System Series I5 ø	1.83	11-15-2035	4,200,000	4,200,000
Lee Memorial Health System Series B ø	4.50	4-1-2049	6,500,000	6,500,000
Miami FL HFFA Miami Jewish Health Systems Incorporate Project	5.00	7-1-2020	390,000	389,208
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Project Series A	5.25	8-1-2021	290,000	293,877
North Broward FL Hospital District Series B	5.00	1-1-2021	925,000	947,339

				12,330,424

Housing Revenue : 0.85%
Escambia County Florida HFA Spinghill Apartments LLC (Department of Housing and Urban Development Insured)	1.35	12-1-2022	2,000,000	1,995,060
Florida Housing Finance Corporation Multifamily Mortgage Parrish Oaks Series A	1.25	2-1-2023	500,000	497,610
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	1.95	1-1-2021	1,470,000	1,475,865
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.00	7-1-2021	1,290,000	1,298,450
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.05	1-1-2022	945,000	954,204
Jacksonville FL HFA Desert-Silver LLC Project	2.25	12-1-2021	7,250,000	7,278,058

				13,499,247

Miscellaneous Revenue : 0.50%
Pasco County FL School Board Certificate of Participation Series B (Ambac Insured) (m)	5.75	8-1-2030	7,925,000	7,925,000

Resource Recovery Revenue : 0.03%
Lee County FL Solid Waste System	5.00	10-1-2020	470,000	477,647

Water & Sewer Revenue : 0.07%
Jea FL Water & Sewer Systems Revenue Series B (JPMorgan Chase & Company SPA) ø	2.20	10-1-2041	1,000,000	1,000,000

				38,924,091

3

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Georgia : 5.29%

Health Revenue : 1.01%
Gainesville GA Hospital Authority Series C ø	7.30%	2-15-2047	$11,000,000	$11,000,000
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1016 (Barclays Bank plc LIQ) 144Aø	1.88	8-15-2049	5,000,000	5,000,000

				16,000,000

Housing Revenue : 2.39%
Atlanta GA Urban Residential Finance Authority Bethel Towers I LP Apartments Project	2.07	7-1-2021	3,500,000	3,504,970
Clayton County GA Housing Authority Renaissance at Garden Walk Apartments Project	2.30	6-1-2022	13,000,000	13,102,050
Douglas County GA Housing Authority Douglass Village Apartments Project	2.25	12-1-2021	9,500,000	9,541,135
Macon-Bibb County GA Housing Authority Hallmark Portfolio	2.04	4-1-2021	11,765,000	11,765,000

				37,913,155

Industrial Development Revenue : 0.47%
Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	7,430,000	7,484,536

Utilities Revenue : 1.42%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55	12-1-2049	4,000,000	3,892,240
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Fifth Series 1995	2.05	10-1-2032	1,850,000	1,844,987
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 1996	2.35	10-1-2032	5,315,000	5,319,730
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2008	1.65	11-1-2048	1,955,000	1,941,628
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	2.40	1-1-2040	5,845,000	5,845,000
Monroe County GA Development Authority Power Company Plant Scherer Project First Series 2009	2.05	7-1-2049	2,545,000	2,538,103
Municipal Electric Authority Georgia Combined Cycle Project Series A	5.00	11-1-2020	1,000,000	1,013,080

				22,394,768

				83,792,459

Guam : 0.16%

Airport Revenue : 0.16%
Guam International Airport Authority AMT Refunding Bond Series A	3.00	10-1-2020	50,000	49,737
Guam International Airport Authority AMT Refunding Bond Series A	3.00	10-1-2021	55,000	54,079
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2022	1,000,000	1,016,860
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2023	1,395,000	1,424,658

				2,545,334

Hawaii : 0.13%

Health Revenue : 0.13%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	2.28	7-1-2039	2,070,000	2,070,000

Idaho : 0.55%

Health Revenue : 0.19%
Idaho Health Facilities Authority Hospital Che Trinity Health Credit øø	1.05	12-1-2048	3,000,000	2,999,550

4

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.36%
Idaho Housing & Finance Association Series A (FNMA LOC) ø	2.01%	1-1-2038	$5,710,000	$5,710,000

				8,709,550

Illinois : 8.69%

Education Revenue : 0.50%
Illinois Finance Authority Bradley University Series B (PNC Bank NA LOC) ø	1.75	4-1-2038	8,000,000	8,000,000

GO Revenue : 1.68%
Chicago IL Series A	5.00	1-1-2025	2,500,000	2,564,925
Chicago IL Series C	5.00	1-1-2021	1,565,000	1,609,430
Illinois	5.00	2-1-2021	3,115,000	3,149,950
Illinois	5.00	11-1-2021	5,380,000	5,493,733
Illinois	5.00	1-1-2022	5,915,000	6,049,685
Lake County IL Water Sewerage System Grainger Incorporated Project (Northern Trust Company LIQ) ø	2.50	4-1-2021	1,500,000	1,500,000
Waukegan IL Series 2018B (AGM Insured)	3.00	12-30-2020	2,340,000	2,369,695
Waukegan IL Series 2018B (AGM Insured)	4.00	12-30-2021	800,000	837,408
Whiteside & Lee County IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2022	1,375,000	1,454,145
Whiteside & Lee County IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2023	1,435,000	1,542,697

				26,571,668

Health Revenue : 0.25%
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (1 Month LIBOR +1.35%) ±	2.04	5-1-2036	3,910,000	3,914,692

Housing Revenue : 0.65%
Chicago IL MFHR Mark Twain Apartments Project	2.20	6-1-2021	10,325,000	10,334,602

Miscellaneous Revenue : 0.82%
Chicago IL Board of Education Series B	5.00	12-1-2022	1,500,000	1,522,755
Chicago IL Board of Education Series B	5.00	12-1-2023	1,150,000	1,171,264
Illinois Refunding Bond	5.00	8-1-2022	2,290,000	2,352,998
Illinois Series D	5.00	11-1-2021	7,820,000	7,985,315

				13,032,332

Tax Revenue : 4.69%
Illinois Series A	5.00	6-1-2021	1,455,000	1,477,785
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	5,925,000	6,014,823
Metropolitan Pier & Exposition Authority McCormick Place Project Series B (AGM Insured)	5.00	6-15-2050	660,000	665,075
Regional Transportation Authority Illinois Series B-RMKT	1.40	6-1-2025	66,155,000	66,155,000

				74,312,683

Water & Sewer Revenue : 0.10%
Chicago IL Waterworks Refunding Bond Series 2017-2	5.00	11-1-2020	1,500,000	1,529,685

				137,695,662

Indiana : 1.69%

GO Revenue : 0.16%
Hammond IN Local Public Improvement Bond Bank Advanced Funding Program Notes Series A	2.25	6-30-2020	2,485,000	2,487,063

5

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Health Revenue : 0.68%
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-3	1.35%	11-1-2027	$585,000	$584,163
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-5	1.35	11-1-2027	5,950,000	5,941,492
Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A8	1.25	11-1-2027	1,030,000	1,029,557
Indiana HFFA Ascension Health Subordinate Unrefunded Bond Credit Group Series A-9	1.38	10-1-2027	3,165,000	3,163,956

				10,719,168

Miscellaneous Revenue : 0.85%
Clark Pleasant IN Middle School Corporation Series B	2.50	7-16-2020	3,000,000	3,011,100
Indiana Bond Bank Advance Funding Program Series A	3.00	1-11-2021	1,000,000	1,013,430
Indiana Bond Bank Advance Funding Program Series A	3.00	1-11-2021	4,520,000	4,541,515
Indianapolis IN Local Public Improvement Bond Bank Fieldhouse Project Series B	1.45	6-1-2021	5,000,000	5,000,000

				13,566,045

				26,772,276

Kansas : 0.92%

Health Revenue : 0.21%
Wichita KS HCFR Presbyterian Manors Obligated Group	4.00	5-15-2020	250,000	249,948
Wichita KS HCFR Presbyterian Manors Obligated Group	4.00	5-15-2022	1,250,000	1,244,688
Wichita KS HCFR Series I	3.75	5-15-2023	1,845,000	1,806,642

				3,301,278

Housing Revenue : 0.52%
Kansas HFA Forest Glen Apartments Project Series B	1.66	7-1-2022	8,300,000	8,306,308

Utilities Revenue : 0.19%
Burlington KS Environmental Impact Series A ø	3.05	9-1-2035	3,000,000	3,000,000

				14,607,586

Kentucky : 1.60%

Health Revenue : 0.11%
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2020	890,000	894,406
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2021	825,000	853,842

				1,748,248

Housing Revenue : 0.63%
Kentucky Housing MFHR City View Park Project	1.16	2-1-2023	10,000,000	9,932,400

Miscellaneous Revenue : 0.19%
Lexington Fayette KY Urban County Lease Eastern State Hospital Series A	5.00	6-1-2020	2,990,000	3,007,850

Utilities Revenue : 0.67%
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	6,000,000	6,056,580
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2021	2,305,000	2,427,165
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2023	1,995,000	2,227,836

				10,711,581

				25,400,079

6

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana : 0.83%

Airport Revenue : 0.39%
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00%	10-1-2040	$5,435,000	$5,491,687
New Orleans LA Aviation Board Series D-2	5.00	1-1-2021	590,000	606,166

				6,097,853

Housing Revenue : 0.44%
Louisiana Housing Corporation Hollywood Acres & Hollywood Heights Project Series 2019	1.44	12-1-2023	4,000,000	3,992,760
Louisiana Housing Corporation Pine Trace Homes Project	2.40	5-1-2021	3,000,000	3,002,190

				6,994,950

				13,092,803

Maine : 0.06%

Education Revenue : 0.06%
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2020	200,000	204,468
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2021	300,000	316,266
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2022	370,000	400,880

				921,614

Maryland : 3.08%

Housing Revenue : 2.93%
Maryland CDA Department of Housing & Community Multifamily Development Orchard Park Series F	2.52	8-1-2020	6,000,000	6,008,280
Maryland Community Development Administration Heritage Crossing II Series G	2.93	11-1-2020	7,600,000	7,637,012
Maryland Community Development Administration Village at Lakeview Series 2018C 144A	2.76	5-1-2020	17,700,000	17,709,381
Maryland Community Development Administration Willow Manor at Fairland Series I	2.93	11-1-2020	10,000,000	10,047,500
Maryland Community Development Department Housing Rosemont Tower LLC Series F (FHA/GNMA Insured)	2.01	11-1-2021	5,000,000	4,992,400

				46,394,573

Water & Sewer Revenue : 0.15%
Baltimore MD Series A (National Insured)	5.65	7-1-2020	2,400,000	2,426,472

				48,821,045

Massachusetts : 0.73%

Health Revenue : 0.23%
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) (m)	4.25	7-1-2042	3,650,000	3,650,000

Housing Revenue : 0.50%
Massachusetts HFA Conduit-Oaks Woods Project	2.40	6-1-2021	4,660,000	4,666,477
Massachusetts HFA Series 187 (FNMA Insured)	1.50	12-1-2047	1,210,000	1,210,097

7

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Massachusetts HFA Series 212	1.45%	12-1-2049	$2,000,000	$1,990,260

				7,866,834

				11,516,834

Michigan : 0.64%

Health Revenue : 0.12%
Michigan Finance Authority Bronson Healthcare Group Incorporated Series 2019B	3.50	11-15-2044	800,000	832,440
Michigan Hospital Finance Authority Ascension Health Group Project Series A-2	1.50	11-1-2027	1,085,000	1,084,750

				1,917,190

Housing Revenue : 0.25%
Michigan Housing Development Authority Series A	2.30	10-1-2021	4,000,000	4,002,760

Utilities Revenue : 0.27%
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project	1.45	8-1-2029	4,300,000	4,277,296

				10,197,246

Minnesota : 0.99%

GO Revenue : 0.63%
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ) 144Aø	4.96	6-1-2021	10,000,000	10,000,000

Health Revenue : 0.17%
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2021	545,000	531,261
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2022	565,000	532,857
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2020	390,000	390,772
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2021	390,000	400,440
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2022	390,000	409,371
Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	430,295

				2,694,996

Miscellaneous Revenue : 0.19%
Minnesota Rural Water Finance Authority Public Projects Construction	1.00	8-1-2021	3,000,000	2,992,080

				15,687,076

Mississippi : 0.82%

Health Revenue : 0.13%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Series B2	1.07	9-1-2022	2,000,000	1,998,840

Housing Revenue : 0.69%
Mississippi Home Corporation Jackson Housing Authority Project (Department of Housing and Urban Development Insured)	2.21	2-1-2022	11,000,000	11,024,750

				13,023,590

Missouri : 1.27%

Miscellaneous Revenue : 1.27%
Bridgeton MO IDA Mestek Machinery Incorporated (Santander Bank NA LOC) ø	2.58	7-1-2030	2,425,000	2,425,000
Missouri Development Finance Board Nelson Gallery Foundation Series A (Northern Trust Company SPA) ø	0.50	12-1-2033	9,760,000	9,760,000

8

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue (continued)
Missouri Public Utilities Commission Interim Construction Series 2019	1.50%	3-1-2021	$8,000,000	$8,004,880

				20,189,880

Montana : 0.28%

Miscellaneous Revenue : 0.28%
Montana Board Investment Municipal Finance Consolidated Act Intercap	1.00	3-1-2042	4,500,000	4,470,750

Nebraska : 0.24%

Housing Revenue : 0.24%
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.30	9-1-2020	1,125,000	1,132,515
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	3-1-2021	1,265,000	1,287,264
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	9-1-2021	1,390,000	1,427,044

				3,846,823

Nevada : 1.02%

GO Revenue : 0.26%
Clark County Refunding Bond Series C	5.00	6-15-2020	3,325,000	3,349,904
Clark County Refunding Bond Series D	5.00	6-15-2020	810,000	816,067

				4,165,971

Housing Revenue : 0.38%
Nevada Housing Division Multi Unit Housing Silver Terrace	1.19	10-1-2022	6,000,000	5,980,500

Utilities Revenue : 0.38%
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	6,000,000	6,019,980

				16,166,451

New Hampshire : 0.38%

Industrial Development Revenue : 0.38%
National Finance Authority NH Exempt Facilities Emerald Renewable Diesel LLC Project 144A	2.00	6-1-2049	6,000,000	6,004,680

New Jersey : 6.00%

Education Revenue : 0.13%
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2021	2,000,000	2,112,180

Health Revenue : 0.15%
New Jersey HFFA St. Joseph’s Healthcare System Group	4.00	7-1-2020	1,540,000	1,548,501
New Jersey HFFA St. Joseph’s Healthcare System Group	5.00	7-1-2021	780,000	810,943

				2,359,444

Housing Revenue : 2.58%
New Jersey Housing & Mortgage Finance Agency Series A	1.75	11-1-2020	6,455,000	6,471,331
New Jersey Housing & Mortgage Finance Agency Series E	2.20	5-1-2020	1,200,000	1,200,540
New Jersey Housing & Mortgage Finance Agency Series E	2.30	11-1-2020	1,040,000	1,044,066
New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	10,000,000	10,048,300

9

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
New Jersey Housing & Mortgage Finance Agency Peter J McGuire Gardens Preservation Project Series G	1.45%	11-1-2022	$22,080,000	$22,049,750

				40,813,987

Miscellaneous Revenue : 1.69%
New Jersey EDA School Facilities Construction Notes Series BBB	5.00	6-15-2021	3,910,000	4,017,447
New Jersey EDA School Facilities Construction Notes Series DDD	5.00	6-15-2022	780,000	811,301
New Jersey EDA Transportation Project Series B	5.00	11-1-2020	10,820,000	10,964,663
New Jersey TTFA Series AA	5.00	6-15-2020	1,250,000	1,255,800
Tender Option Bond Trust Receipts Series 2017-XI0052 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.86	6-15-2042	9,725,000	9,725,000

				26,774,211

Transportation Revenue : 1.45%
New Jersey Transportation Trust Fund Authority Transportation System Bonds Series A	5.00	12-15-2024	2,500,000	2,676,550
New Jersey Turnpike Authority Series C-5 (1 Month LIBOR +0.46%) ±	1.15	1-1-2028	20,330,000	20,242,988

				22,919,538

				94,979,360

New Mexico : 0.05%

Utilities Revenue : 0.05%
Farmington NM Public Service Company of New Mexico San Juan Project Series A	5.20	6-1-2040	780,000	783,861

New York : 8.32%

Airport Revenue : 0.16%
New York Transportation Development Corporation Special Refunding Terminal One Group Association	5.00	1-1-2021	2,500,000	2,518,800

GO Revenue : 1.77%
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) (m)	4.25	8-1-2026	1,000,000	1,000,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) (m)	3.99	10-1-2027	775,000	775,000
New York NY Series J Subordinate Bond Series J3 (AGM Insured) (m)	3.99	6-1-2036	375,000	375,000
New York NY Subordinate Bond Series C-4 (AGM Insured) (m)	3.99	1-1-2032	800,000	800,000
Oyster Bay NY Water District Series B	2.00	3-12-2021	5,000,000	5,035,650
Suffolk County New York Tax Revenue Anticipation Notes Series I	2.50	7-23-2020	20,000,000	20,079,000

				28,064,650

Health Revenue : 0.05%
New York Dormitory Authority Orange Regional Medical Center 144A	4.00	12-1-2020	800,000	812,672

Housing Revenue : 0.72%
New York Mortgage Agency Homeowner Revenue Series 183	3.50	4-1-2022	1,200,000	1,241,268
New York Mortgage Agency Homeowner Revenue Series 198	1.50	10-1-2020	2,235,000	2,234,777
New York NY Housing Development Corporation Series G-2	2.00	11-1-2057	7,970,000	7,983,948

				11,459,993

Industrial Development Revenue : 1.33%
New York Energy Research & Development Authority PCR Keyspan Generation Series A (Ambac Insured) (m)	10.44	10-1-2028	900,000	900,000
New York Transportation Development Corporation Series 2018	5.00	1-1-2022	2,000,000	2,018,300
New York Transportation Development Corporation Series 2018	5.00	1-1-2023	12,750,000	12,861,053

10

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue (continued)
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00%	1-1-2024	$5,250,000	$5,281,658

				21,061,011

Tax Revenue : 0.64%
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	2.63	11-1-2022	10,075,000	10,090,113

Transportation Revenue : 3.65%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	8,000,000	8,211,760
New York Metropolitan Transportation Authority Series B (1 Month LIBOR +0.55%) ±	1.21	11-1-2041	6,255,000	6,189,260
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	2.28	11-15-2044	18,460,000	18,484,736
New York Metropolitan Transportation Authority Subordinate Bond Series G-1F (1 Month LIBOR +0.65%) ±	1.31	11-1-2026	24,965,000	24,953,017

				57,838,773

				131,846,012

North Carolina : 2.82%

Housing Revenue : 1.65%
Charlotte NC Housing Authority Heritage Park Housing LP	1.45	6-1-2022	7,500,000	7,493,475
Charlotte NC Housing Authority West Tyvola Seniors LLC	2.23	12-1-2021	6,000,000	6,024,420
Durham NC Housing Authority Morreene Road Apartments Project	1.30	1-1-2021	3,100,000	3,097,861
Raleigh NC Housing Authority Sir Walter Apartments Project Series A	2.15	7-1-2021	9,600,000	9,566,112

				26,181,868

Miscellaneous Revenue : 1.17%
Montgomery County NC BAN	3.00	9-1-2020	18,500,000	18,524,975

				44,706,843

North Dakota : 0.54%

Housing Revenue : 0.54%
North Dakota Housing Finance Agency Home Mortgage Finance Program Series B (SIFMA Municipal Swap +0.40%) ±	2.23	1-1-2043	8,500,000	8,497,195

Ohio : 2.53%

GO Revenue : 1.24%
Lorain County OH BAN	3.00	2-6-2021	4,510,000	4,577,425
North Olmsted OH BAN Capital Improvement and Equipment	2.00	3-10-2021	1,025,000	1,027,665
Sycamore OH Community School District BAN	2.25	4-15-2020	12,000,000	12,004,560
Tipp City OH BAN	2.00	2-11-2021	2,000,000	2,013,320

				19,622,970

Health Revenue : 0.18%
Allen County OH Mercy Health Hospital Series A	5.00	8-1-2021	2,795,000	2,930,558

Housing Revenue : 0.75%
Cuyahoga OH Metropolitan Housing Authority Multifamily Housing Riverside Park Phase 2 Project	2.00	4-1-2022	4,750,000	4,769,190
Franklin County OH Sawyer & Trevitt Project	1.30	6-1-2020	7,100,000	7,101,349

				11,870,539

11

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue : 0.36%
American Municipal Power Incorporated BAN	2.50%	6-25-2020	$3,125,000	$3,134,250
Village of Orange OH BAN	2.00	8-27-2020	2,575,000	2,583,086

				5,717,336

				40,141,403

Oklahoma : 0.17%

Education Revenue : 0.03%
Oklahoma Development Finance Authority Oklahoma City University Project	3.00	8-1-2020	500,000	502,120

GO Revenue : 0.06%
Oklahoma County OK Independent School District	1.75	7-1-2020	950,000	950,333

Miscellaneous Revenue : 0.08%
Kay County OK Public Building Authority	4.00	4-1-2021	350,000	356,146
Kay County OK Public Building Authority	4.00	4-1-2022	400,000	413,120
Kay County OK Public Building Authority	4.00	4-1-2023	450,000	471,227

				1,240,493

				2,692,946

Oregon : 0.64%

Industrial Development Revenue : 0.64%
Oregon Business Development Commission Intel Corporation Project Series 232	2.40	12-1-2040	10,000,000	10,124,200

Pennsylvania : 5.60%

Education Revenue : 1.55%
Chester County PA HEFA Immaculata University Project	5.00	11-1-2020	550,000	551,254
Chester County PA HEFA Immaculata University Project	5.00	11-1-2021	580,000	583,039
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1 øø	2.00	5-1-2044	1,250,000	1,249,863
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3 øø	2.25	5-1-2033	3,575,000	3,576,645
Pennsylvania HEFA Independent Colleges Series I4	2.72	11-1-2031	3,000,000	3,010,980
Pennsylvania HEFA Wilkes University Project Series A	5.00	3-1-2021	390,000	399,676
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R-1	2.25	11-1-2041	5,000,000	5,001,300
Philadelphia PA IDA Thomas Jefferson University Series B ø	4.52	9-1-2050	10,210,000	10,210,000

				24,582,757

GO Revenue : 0.10%
Octorara PA Area School District (AGM Insured)	4.00	4-1-2025	600,000	670,434
Scranton PA School District Series A	5.00	6-1-2020	500,000	502,680
Scranton PA School District Series B	5.00	6-1-2020	420,000	422,251

				1,595,365

Health Revenue : 0.36%
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	2.00	12-1-2020	505,000	500,223
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	3.00	12-1-2021	560,000	555,498
Montgomery County PA Higher Education & Health Authority Series 2018A	5.00	9-1-2022	1,250,000	1,343,825
Philadelphia PA Hospital & Higher Education Facilities Authority	5.00	7-1-2020	780,000	785,632

12

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Revenue (continued)
Quakertown PA Health Facilities Authority Series A	3.13%	7-1-2021	$2,595,000	$2,536,431

				5,721,609

Housing Revenue : 1.02%
Pennsylvania HFA Limited Obligation Norris Homes Phase V	1.40	1-1-2043	10,500,000	10,440,675
Pennsylvania HFA Series 114A	2.90	10-1-2021	3,145,000	3,199,377
Pennsylvania Housing Finance Agency Sharpsburg Towers Series B	2.40	12-1-2021	2,500,000	2,512,800

				16,152,852

Industrial Development Revenue : 0.25%
Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	3,910,000	3,922,942

Miscellaneous Revenue : 0.63%
Bethlehem PA School District Revenue (1 Month LIBOR +0.48%) ±	1.18	7-1-2031	9,985,000	9,987,097

Resource Recovery Revenue : 0.95%
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project	1.12	8-1-2045	15,000,000	14,988,600

Water & Sewer Revenue : 0.74%
Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	1.39	9-1-2040	11,730,000	11,731,173

				88,682,395

South Carolina : 1.42%

Health Revenue : 0.69%
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2021	425,000	428,617
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2022	455,000	462,512
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	4.50	5-1-2048	10,000,000	10,000,000

				10,891,129

Housing Revenue : 0.48%
South Carolina Housing Finance & Development Authority Lorick Place Apartments Project	2.43	11-1-2021	7,500,000	7,536,225

Water & Sewer Revenue : 0.25%
Laurens County South Carolina Water and Sewer Commission Waterworks Distribution System BAN	1.38	2-1-2022	4,000,000	3,997,440

				22,424,794

Tennessee : 1.50%

Health Revenue : 0.09%
Greeneville TN HEFA Board Series 2018A	5.00	7-1-2022	1,280,000	1,386,893

Housing Revenue : 0.82%
Memphis TN Health Educational & Housing Facility Board Keystone Landing & Pendleton Place Apartments	2.03	8-1-2021	8,000,000	8,013,280
Murfreesboro TN Housing Authority Westbrook Towers II LP Project	2.13	9-1-2021	5,000,000	5,013,000

				13,026,280

Miscellaneous Revenue : 0.45%
Blount County TN Public Building Authority Various Local Government Public Improvements Series (Bank of America NA SPA) ø	0.55	6-1-2034	7,085,000	7,085,000

13

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Utilities Revenue : 0.14%
Tennessee Energy Acquisition Corporation Series A	4.00%	5-1-2048	$2,190,000	$2,243,305

				23,741,478

Texas : 17.16%

Education Revenue : 0.25%
University of Texas Board of Regents Series C	5.00	8-15-2020	3,910,000	3,966,304

GO Revenue : 6.68%
Burleson TX Independent School District	2.50	2-1-2047	7,885,000	8,007,769
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	4,355,000	4,385,877
Cypress-Fairbanks TX Independent School District Series A-3	3.00	2-15-2043	2,470,000	2,482,844
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	7,015,000	7,064,736
El Paso TX Independent School District Maintenance Tax Notes	2.50	2-1-2040	3,500,000	3,541,265
Galveston TX Dickinson Independent High School District	1.35	8-1-2037	3,200,000	3,189,472
Grapevine-Colleyville TX Independent School District Prerefunded Bond Series B	2.00	8-1-2036	3,150,000	3,158,474
Grapevine-Colleyville TX Independent School District Unrefunded Bond	2.00	8-1-2036	3,495,000	3,499,544
Harlandale TX Independent School District	3.00	8-15-2045	8,775,000	8,819,928
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2	1.40	2-15-2040	4,070,000	4,066,907
Houston TX Independent School District	1.45	6-1-2029	16,305,000	16,305,652
Houston TX Independent School District Series 2014A-1B	2.20	6-1-2039	9,000,000	9,011,340
Katy TX Independent School District Series 2015C REMK (1 Month LIBOR +0.28%) ±	0.75	8-15-2036	9,500,000	9,501,710
North East TX Independent School District Series B	1.42	8-1-2040	1,205,000	1,202,144
Northside TX Independent School District Building Project	2.00	6-1-2046	2,135,000	2,144,800
Northside TX Independent School District Building Project	2.13	8-1-2040	1,490,000	1,492,548
Sherman TX Independent School District	3.00	8-1-2048	725,000	729,357
Sherman TX Independent School District	3.00	8-1-2048	13,010,000	13,069,586
Sherman TX Independent School District Prerefunded Bond Series B	3.00	8-1-2048	265,000	266,593
Texas Northside Independent School District	1.45	6-1-2047	3,825,000	3,824,006

				105,764,552

Health Revenue : 0.25%
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) (m)	4.25	7-1-2031	1,000,000	1,000,000
Residual Interest Bond Floater Trust Certificates Series 2019-010 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.15	11-15-2046	3,000,000	3,000,000

				4,000,000

Housing Revenue : 5.88%
Alamito TX Public Facilities Corporation MFHR HACEP RAD Conversion Program (Department of Housing and Urban Development Insured)	1.51	5-1-2037	10,000,000	9,978,800
Alamito TX Public Facilities Corporation MFHR Series 2018	2.25	6-1-2021	16,300,000	16,317,604
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	2,000,000	2,017,300
Austin TX Affordable PFC Incorporated MFHR Bridge Granada Apartments	1.46	6-1-2023	15,000,000	14,965,800
Capital Area Housing Finance Corporation TX Hills Leander Apartments	2.05	8-1-2021	7,000,000	7,012,320
Mizuho Floater/Residual Trust Series 2019 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	2.08	9-1-2039	3,920,000	3,920,000
Panhandle TX Regional Housing Finance Agency Canyons 45 W Apartments	2.00	5-1-2021	600,000	600,216
San Antonio TX Housing Trust Finance Corporation Majestic Ranch Apartments LP (FHA Insured)	1.40	7-1-2022	6,000,000	5,983,200
Southeast Texas Housing Finance Corporation Bayshore Towers Apartments (Department of Housing & Urban Development Insured)	2.20	1-1-2022	8,025,000	8,036,717
Texas Capital Area Housing Finance Agency MFHR Mission Trail at El Camino Real Apartments	2.10	9-1-2037	9,750,000	9,818,055

14

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Texas Department of Housing & Community Affairs MFHR	2.20%	5-1-2021	$8,500,000	$8,504,420
Texas Department of Housing & Community Affairs MFHR Series 2018 (FHA Insured)	2.23	5-1-2021	6,000,000	6,003,540

				93,157,972

Industrial Development Revenue : 0.66%
Austin TX Convention First Tier Series A	5.00	1-1-2022	400,000	403,880
Austin TX Convention First Tier Series A	5.00	1-1-2023	750,000	759,525
Houston TX Airport System Refunding Bond United Airlines Incorporated Terminal E Project	4.50	7-1-2020	2,500,000	2,499,675
Houston TX Airport System Revenue AMT Series C	5.00	7-15-2020	1,500,000	1,499,775
Matagorda County TX Navigation District Central Power & Light Company Project	1.75	5-1-2030	5,280,000	5,286,019

				10,448,874

Miscellaneous Revenue : 0.08%
Dallas TX Performing Arts Cultural Facilities Corporation Dallas Center for Performing Arts Foundation Project Series 2008B (JPMorgan Chase & Company LOC) ø	1.90	9-1-2041	1,175,000	1,175,000

Transportation Revenue : 1.75%
Harris County TX Senior Lien Toll Road Series B	1.45	8-15-2021	15,000,000	14,844,000
Tender Option Bond Trust Receipts Series 2019-XM0753 (Deutsche Bank LIQ) 144Aø	2.08	8-1-2057	4,820,000	4,820,000
Tender Option Bond Trust Receipts Series 2019-XM0756 (Deutsche Bank LIQ) 144Aø	1.44	6-30-2058	6,000,000	6,000,000
Texas Transportation Commission Central Texas Turnpike System Series A	5.00	8-15-2042	2,000,000	2,000,000

				27,664,000

Utilities Revenue : 1.36%
San Antonio TX Electric & Gas Systems Refunding Bond Series B	2.00	2-1-2033	11,440,000	11,485,874
San Antonio TX Junior Lien Series D	3.00	12-1-2045	10,000,000	10,119,200

				21,605,074

Water & Sewer Revenue : 0.25%
Houston TX Combined Utility System Revenue Series C (1 Month LIBOR +0.36%) ±	1.06	5-15-2034	4,000,000	3,990,960

				271,772,736

Virginia : 1.82%

Housing Revenue : 1.31%
Fairfax County VA Redevelopment & Housing Authority Murraygate Village Apartment Project	2.26	2-1-2021	12,500,000	12,533,125
Fairfax County VA Redevelopment & Housing Authority Parkwood Project	2.21	2-1-2021	5,500,000	5,513,640
Newport News VA Redevelopment & Housing Authority Soundview Townhouses	2.05	8-1-2021	2,690,000	2,695,084

				20,741,849

Industrial Development Revenue : 0.26%
Louisa VA IDA Pollution Control Virginia Electric & Power Company Series A	1.90	11-1-2035	4,000,000	4,083,680

Utilities Revenue : 0.25%
Halifax County VA IDA	2.15	12-1-2041	2,000,000	1,995,940

15

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

	Interest rate	Maturity date	Principal	Value
Utilities Revenue (continued)
Wise County IDA Waste & Sewage Disposal Revenue	1.88%	11-1-2040	$2,000,000	$1,997,440

				3,993,380

				28,818,909

Washington : 1.49%

Housing Revenue : 0.73%
Washington Housing Finance Commission Columbia Park Apartments Project (FHA/GNMA Insured)	1.39	7-1-2022	5,200,000	5,191,784
Washington Housing Finance Commission SAG Portfolio Project	2.55	7-1-2022	6,250,000	6,302,250

				11,494,034

Utilities Revenue : 0.76%
Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap +0.29%) ±	2.12	5-1-2045	10,000,000	10,011,400
Seattle WA Municipal Light & Power Series C1 (SIFMA Municipal Swap +0.25%) ±	2.08	11-1-2021	1,055,000	1,057,521
Seattle WA Municipal Light & Power Series C2 (SIFMA Municipal Swap +0.25%) ±	2.08	11-1-2021	1,055,000	1,057,521

				12,126,442

				23,620,476

West Virginia : 0.67%

Housing Revenue : 0.32%
West Virginia Housing Development Brookpark Place Project	1.65	8-1-2022	5,000,000	5,003,900

Utilities Revenue : 0.35%
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Series A	1.70	1-1-2041	5,620,000	5,603,814

				10,607,714

Wisconsin : 1.50%

Education Revenue : 0.09%
Wisconsin PFA Gardner Webb University 144A	5.00	7-1-2021	1,360,000	1,367,575

GO Revenue : 0.45%
Dane County WI AMT Promissory Notes Apartment Project Series D	2.50	6-1-2022	445,000	449,610
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	992,858
Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2020	600,000	602,202
Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2021	735,000	754,125
Lake Country WI School District Tax Revenue Anticipation Notes	2.00	9-9-2020	1,600,000	1,605,440
Milwaukee WI Area Technical College District Series C	4.00	6-1-2020	2,670,000	2,682,656

				7,086,891

Health Revenue : 0.55%
Wisconsin HEFA St.Camillus Health System Series A	5.00	11-1-2020	100,000	100,479
Wisconsin HEFA St.Camillus Health System Series A	5.00	11-1-2021	110,000	111,412
Wisconsin HEFA St.Camillus Health System Series A	5.00	11-1-2022	120,000	122,232
Wisconsin HEFA St.Camillus Health System Series A	5.00	11-1-2023	125,000	127,913
Wisconsin HEFA St.Camillus Health System Series A	5.00	7-1-2024	945,000	1,078,840
Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap +0.55%) ±	2.38	8-15-2054	7,065,000	7,100,254

				8,641,130

16

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Housing Revenue : 0.14%
Wisconsin Housing & EDA Series A		2.80%	3-1-2022	$1,070,000	$1,089,057
Wisconsin Housing & EDA Series A		1.95	11-1-2047	1,175,000	1,175,787

					2,264,844

Resource Recovery Revenue : 0.17%
La Crosse WI Resource Recovery Northern States Power Company Project		6.00	11-1-2021	2,500,000	2,672,600

Tax Revenue : 0.10%
Whitehall WI School District Tax Revenue Anticipation Notes		2.00	10-26-2020	1,650,000	1,653,986

					23,687,026

Wyoming : 0.09%

Utilities Revenue : 0.09%
Converse County WY Pollution Control PacifiCorp Projects ø		2.05	12-1-2020	1,485,000	1,485,000

Total Municipal Obligations (Cost $1,568,241,104)					1,566,743,435

Closed End Municipal Bond Fund Obligations : 2.16%

California : 0.32%
Nuveen California AMT-Free Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series A 2.35% 144A			10-1-2047	5,000,000	5,000,000

Massachusetts : 0.32%
Nuveen Massachusetts Dividend Advantage Municipal Income Fund Variable Rate Demand Preferred Shares 2.40% 144A			3-1-2029	5,000,000	5,000,000

New York : 1.52%
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Variable Rate Demand Preferred Shares 2.35% 144A			5-1-2047	24,200,000	24,200,000

Total Closed End Municipal Bond Fund Obligations (Cost $34,200,000)					34,200,000

		Yield		Shares
Short-Term Investments : 0.82%

Investment Companies : 0.82%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)		3.70		12,938,251	12,939,544

Total Short-Term Investments (Cost $12,939,168)					12,939,544

Total investments in securities (Cost $1,615,380,272)	101.88%				1,613,882,979
Other assets and liabilities, net	(1.88)				(29,732,797)

Total net assets	100.00%				$1,584,150,182

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.

17

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

18

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	4,468,777	606,318,880	(597,849,406)	12,938,251	$12,939,544	0.82%

Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,566,743,435	$0	$1,566,743,435
Closed end municipal bond fund obligations	0	34,200,000	0	34,200,000
Short-term investments
Investment companies	12,939,544	0	0	12,939,544

Total assets	$12,939,544	$1,600,943,435	$0	$1,613,882,979

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.85%

Guam : 4.57%

Airport Revenue : 2.05%
Guam International Airport Authority Series C (AGM Insured)	6.13%	10-1-2043	$1,500,000	$1,608,053
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	962,290
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	445,289

				3,015,632

Miscellaneous Revenue : 0.95%
Guam Education Financing Foundation Refunding Bond Certificate of Participation Series 2016A	5.00	10-1-2022	1,400,000	1,405,180

Tax Revenue : 0.87%
Guam Government Business Privilege Tax Revenue Series 2011A	5.00	1-1-2021	670,000	674,007
Guam Government Limited Obligation Bonds Section 30 Series A	5.00	12-1-2021	600,000	607,698

				1,281,705

Utilities Revenue : 0.35%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	508,940

Water & Sewer Revenue : 0.35%
Guam Government Waterworks Authority Water and Refunding Bond	5.00	7-1-2034	500,000	509,420

				6,720,877

Illinois : 3.18%

GO Revenue : 1.65%
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	1,000,000	791,740
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,131,200
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	510,040

				2,432,980

Miscellaneous Revenue : 0.80%
Illinois	5.50	7-1-2026	250,000	261,195
Illinois Series 2017D	5.00	11-1-2022	250,000	257,213
Illinois Series C	5.00	11-1-2029	630,000	652,264

				1,170,672

Tax Revenue : 0.66%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	970,000	976,965

Water & Sewer Revenue : 0.07%
Chicago IL Waterworks Unrefunded Bond (AGM Insured)	5.00	11-1-2020	95,000	95,299

				4,675,916

Michigan : 0.07%

Miscellaneous Revenue : 0.07%
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	110,000	110,047

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
New Jersey : 1.68%

Miscellaneous Revenue : 0.75%
New Jersey EDA Series EE	5.00%	9-1-2023	$1,070,000	$1,100,977

Transportation Revenue : 0.93%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,375,560

				2,476,537

New York : 0.69%

Education Revenue : 0.69%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,000,000	1,014,860

Puerto Rico : 0.21%

Transportation Revenue : 0.21%
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (BHAC/FGIC Insured)	5.25	7-1-2021	300,000	311,949

Texas : 1.55%

GO Revenue : 1.55%
Denton TX Independent School District School Building	4.00	8-15-2048	2,000,000	2,275,460

Virgin Islands : 2.45%

Miscellaneous Revenue : 1.04%
Virgin Islands PFA 144A	5.00	9-1-2020	750,000	754,733
Virgin Islands PFA Gross Receipts Taxes Loan Notes (National Insured)	4.00	10-1-2020	450,000	451,301
Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured)	4.00	10-1-2022	310,000	321,476

				1,527,510

Tax Revenue : 1.41%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	2,000,000	2,075,700

				3,603,210

Wisconsin : 84.45%

Education Revenue : 10.83%
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	2.75	4-1-2021	1,080,000	1,097,734
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,500,000	1,566,060
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,283,015
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2022	950,000	979,707
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2032	1,500,000	1,561,935
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2042	1,000,000	1,032,960
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2021	425,000	434,584
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2022	280,000	293,367
Wisconsin HEFA Revenue Lawrence University	4.00	3-15-2040	1,555,000	1,641,691
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2045	1,000,000	1,048,030

2

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education Revenue (continued)
Wisconsin HEFA Revenue Various Refunding Bond Medical College Series B (U.S. Bank NA LOC) ø	1.10%	12-1-2033	$4,000,000	$4,000,000

				15,939,083

GO Revenue : 1.67%
Milwaukee WI Series B6	2.00	4-1-2021	175,000	176,575
Milwaukee WI Series B6	3.00	4-1-2024	570,000	606,811
Milwaukee WI Series B6	5.00	4-1-2022	350,000	376,236
Milwaukee WI Series B6	5.00	4-1-2023	580,000	643,232
Milwaukee WI Series B6	5.00	4-1-2025	550,000	647,576

				2,450,430

Health Revenue : 20.90%
University of Wisconsin Hospitals & Clinics Authority Refunding Bond Series B (JPMorgan Chase & Company SPA) ø	0.75	4-1-2048	700,000	700,000
University of Wisconsin Hospitals and Clinics Authority Revenue Various Refunding Bond Series C (BMO Harris Bank NA SPA) ø	0.85	4-1-2048	1,600,000	1,600,000
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group Series 2004B (JPMorgan Chase & Company LOC) ø	4.75	8-15-2034	4,000,000	4,000,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	4.00	12-1-2035	1,000,000	1,068,030
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2025	1,500,000	1,705,095
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2026	1,740,000	1,974,482
Wisconsin HEFA Marshfield Clinic Health System	5.00	2-15-2047	1,500,000	1,623,990
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	464,504
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	750,991
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	576,165
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	1,025,622
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	626,769
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	900,000	1,071,639
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	684,658
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	564,855
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	300,000	357,213
Wisconsin HEFA Revenue Bellin Memorial Hospital Incorporate Series A	5.00	12-1-2027	175,000	215,702
Wisconsin HEFA Revenue Bellin Memorial Hospital Incorporate Series A	5.00	12-1-2028	150,000	188,112
Wisconsin HEFA Revenue Bellin Memorial Hospital Incorporate Series A	5.00	12-1-2029	150,000	191,352
Wisconsin HEFA Revenue Bellin Memorial Hospital Incorporate Series A	5.00	12-1-2030	275,000	348,722
Wisconsin HEFA Revenue Beloit Health System Incorporate	4.00	7-1-2036	3,000,000	3,371,430
Wisconsin HEFA Revenue Beloit Health System Incorporate	5.00	7-1-2029	1,270,000	1,604,607
Wisconsin HEFA Revenue Various Marshfield Clinic Health (Barclays Bank plc LOC) ø	4.50	2-15-2050	2,400,000	2,400,000
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,250,000	3,638,603

				30,752,541

Housing Revenue : 14.84%
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	25,000	25,034
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	178,751
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,495,362
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,266,520
Wisconsin Housing & EDA President House Project (Associated Trust Company NA LOC)	5.35	8-1-2046	1,535,000	1,535,000
Wisconsin Housing & EDA Series A	1.95	12-1-2020	55,000	55,228
Wisconsin Housing & EDA Series A	3.00	5-1-2022	100,000	103,177

3

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

	Interest rate	Maturity date	Principal	Value
Housing Revenue (continued)
Wisconsin Housing & EDA Series A	3.00%	11-1-2022	$125,000	$129,844
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,634,975
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	832,424
Wisconsin Housing & EDA Series A	5.75	11-1-2043	2,835,000	2,841,691
Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	2,168,540
Wisconsin Housing & EDA Series A (FHLB SPA) ø	4.60	4-1-2046	2,960,000	2,960,000
Wisconsin Housing & EDA Series B (FHLB SPA) ø	4.50	5-1-2055	1,550,000	1,550,000
Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,000,000	1,063,060

				21,839,606

Industrial Development Revenue : 2.72%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (CoBank ACB LOC) ø	4.60	5-1-2037	4,000,000	4,000,000

Miscellaneous Revenue : 18.63%
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2031	1,310,000	1,550,595
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2035	900,000	1,042,353
Ashwaubenon WI CDA Lease Revenue CAB Brown County Expo Center ¤	0.00	6-1-2049	8,000,000	2,887,440
Kaukauna WI RDA	3.75	6-1-2032	850,000	907,979
Kaukauna WI RDA	4.00	6-1-2020	100,000	100,457
Kaukauna WI RDA	4.00	6-1-2021	310,000	320,035
Kaukauna WI RDA	4.00	6-1-2022	235,000	247,577
Kaukauna WI RDA	4.00	6-1-2023	200,000	215,112
Kaukauna WI RDA	4.00	6-1-2025	425,000	472,779
Kaukauna WI RDA	4.00	6-1-2028	425,000	468,826
Kaukauna WI RDA	4.00	6-1-2035	900,000	968,895
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	267,313
Milwaukee WI RDA Lease Revenue Public Schools	5.00	11-15-2033	750,000	885,945
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	795,062
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,173,820
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	585,900
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2028	325,000	389,022
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,223,745
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,196,990
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	892,080
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2020	1,300,000	1,316,263
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2021	3,330,000	3,496,933
Milwaukee WI RDA Revenue Refunding Bond Milwaukee Public Schools (National Insured)	4.00	8-1-2023	925,000	1,002,173
Prairie du Chien WI RDA Series B	1.65	9-1-2020	205,000	205,344
Warrens WI CDA Economic Improvements	5.10	11-1-2020	70,000	68,097
Weston WI CDA Series A	1.50	10-1-2020	500,000	500,220
Weston WI CDA Series A	1.60	10-1-2021	340,000	340,955
Weston WI CDA Series A	1.75	10-1-2022	200,000	202,498
Weston WI CDA Series A	1.90	10-1-2023	800,000	817,512
Weston WI CDA Series A	2.00	10-1-2024	625,000	644,394
Weston WI CDA Series A	2.15	10-1-2025	615,000	642,417
Weston WI CDA Series A	2.25	10-1-2026	940,000	990,196
Weston WI CDA Series A	2.40	10-1-2027	570,000	600,421

				27,419,348

Tax Revenue : 14.86%
Mount Pleasant WI Tax Increment Series 2018A	4.00	4-1-2035	1,295,000	1,469,553
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2021	2,000,000	2,145,540
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2023	1,600,000	1,844,640
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2026	2,435,000	2,937,803

4

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax Revenue (continued)
Warrens WI CDA Interim Workout Extension		3.70%	11-1-2029	$155,045	$90,213
Wisconsin Center District CAB (AGM Insured) ¤		0.00	12-15-2030	295,000	235,510
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (BAM Insured) ¤		0.00	12-15-2033	2,985,000	2,004,965
Wisconsin Center District CAB Series A (National Insured) ¤		0.00	12-15-2027	100,000	86,539
Wisconsin Center District Junior Dedicated Bond (AGM Insured)		5.25	12-15-2023	2,150,000	2,333,524
Wisconsin Center District Junior Dedicated Bond (AGM Insured)		5.25	12-15-2027	1,005,000	1,201,297
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2022	730,000	791,152
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2030	2,100,000	2,284,254
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2032	1,100,000	1,223,178
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2033	920,000	1,019,167
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2034	2,000,000	2,206,200

					21,873,535

Total Municipal Obligations (Cost $140,440,631)					145,463,399

Total investments in securities (Cost $140,440,631)	98.85%				145,463,399
Other assets and liabilities, net	1.15				1,694,734

Total net assets	100.00%				$147,158,133

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHLB	Federal Home Loan Bank
GO	General obligation
HEFA	Health & Educational Facilities Authority
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

5

Wells Fargo Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$145,463,399	$0	$145,463,399

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.